USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Aggressive Growth Fund	October 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.6%)
Communication Services (12.6%):
Activision Blizzard, Inc.	488,006	$27,343
Alphabet, Inc., Class C(a)	54,890	69,167
Facebook, Inc., Class A(a)	376,610	72,177
InterActive Corp., Class A(a)	29,394	6,680
The Walt Disney Co.	57,013	7,407
Twitter, Inc.(a)	394,483	11,823
		194,597
Consumer Discretionary (16.9%):
Alibaba Group Holding Ltd., ADR(a)	187,025	33,042
Amazon.com, Inc.(a)	49,417	87,797
Burlington Stores, Inc.(a)	142,353	27,355
Hilton Worldwide Holdings, Inc.	142,382	13,806
Lululemon Athletica, Inc.(a)	169,399	34,603
Nike, Inc., Class B	79,365	7,107
The Home Depot, Inc.	85,946	20,161
TJX Cos., Inc.	303,149	17,477
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	47,135	10,990
Vail Resorts, Inc.	42,636	9,907
		262,245
Consumer Staples (1.5%):
Church & Dwight Co., Inc.	207,487	14,512
Tyson Foods, Inc., Class A	117,492	9,727
		24,239
Electronic Equipment, Instruments & Components (1.9%):
Amphenol Corp., Class A	101,599	10,193
Keysight Technologies, Inc.(a)	195,900	19,769
		29,962
Energy (0.2%):
EOG Resources, Inc.	47,223	3,273

Financials (2.3%):
CME Group, Inc.	96,775	19,912
MSCI, Inc.	69,979	16,414
		36,326
Health Care (16.0%):
Bluebird Bio, Inc.(a)	85,356	6,914
Bristol-Myers Squibb Co.	343,801	19,724
Edwards Lifesciences Corp.(a)	113,236	26,994
Exact Sciences Corp.(a)	125,304	10,901
Illumina, Inc.(a)	86,758	25,639
Intuitive Surgical, Inc.(a)	22,473	12,426
IQVIA Holdings, Inc.(a)	99,391	14,354
Merck & Co., Inc.	207,889	18,016
Sage Therapeutics, Inc.(a)	56,087	7,608
The Cooper Co., Inc.	31,977	9,305
UnitedHealth Group, Inc.	142,572	36,028
Veeva Systems, Inc., Class A(a)	190,012	26,949
Zoetis, Inc.	267,725	34,247
		249,105
Industrials (8.8%):
AMETEK, Inc.	128,721	11,797
CoStar Group, Inc.(a)	50,415	27,704
IHS Markit Ltd.(a)	138,046	9,666
Ingersoll-Rand PLC	247,951	31,463

Security Description	Shares	Value
L3Harris Technologies, Inc.	56,675	$11,693
Roper Technologies, Inc.	37,429	12,612
Union Pacific Corp.	110,152	18,226
Woodward, Inc.	118,426	12,631
		135,792
IT Services (13.3%):
Black Knight, Inc.(a)	321,902	20,666
EPAM Systems, Inc.(a)	115,996	20,411
Euronet Worldwide, Inc.(a)	129,225	18,101
PayPal Holdings, Inc.(a)	362,884	37,776
Twilio, Inc., Class A(a)	168,563	16,276
Visa, Inc., Class A	509,152	91,067
		204,297
Semiconductors & Semiconductor Equipment (8.5%):
Broadcom, Inc.	50,390	14,757
KLA Corp.	202,216	34,183
Lam Research Corp.	41,073	11,132
Marvell Technology Group Ltd.	527,348	12,862
Microchip Technology, Inc.	87,097	8,212
Nvidia Corp.	244,053	49,060
		130,206
Software (13.8%):
Fair Isaac Corp.(a)	55,122	16,759
Microsoft Corp.	415,350	59,549
Proofpoint, Inc.(a)	118,261	13,644
Salesforce.com, Inc.(a)	247,344	38,707
ServiceNow, Inc.(a)	198,427	49,063
Workday, Inc., Class A(a)	210,189	34,084
		211,806
Technology Hardware, Storage & Peripherals (2.8%):
Apple, Inc.	172,513	42,914
Total Common Stocks (Cost $1,244,535)		1,524,762

Total Investments (Cost $1,244,535) — 98.6%		1,524,762
Other assets in excess of liabilities — 1.4%		22,090
NET ASSETS - 100.00%		$1,546,852

(a)      Non-income producing security.

ADR—American Depositary Receipt

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Capital Growth Fund	October 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Communication Services (8.3%):
AfreecaTV Co. Ltd.	7,962	$505
Airtel Africa PLC(a)(b)	346,743	287
AT&T, Inc.	477,709	18,386
CD Projekt SA	6,956	459
CenturyLink, Inc.	142,776	1,848
Cineworld Group PLC	118,605	342
CITIC Telecom International Holdings Ltd.	760,000	289
Comcast Corp., Class A	358,943	16,087
Discovery Communications, Inc., Class C(a)	56,420	1,424
HKT Trust & HKT Ltd.	298,000	463
Innocean Worldwide, Inc.	6,849	378
InterActive Corp., Class A(a)	6,915	1,572
KDDI Corp.	25,500	706
Koninklijke KPN NV	756,127	2,347
Liberty Media Corp-Liberty SiriusXM, Class A(a)	35,464	1,593
Major Cineplex Group PCL	327,200	267
Masmovil Ibercom SA	17,770	411
Nippon Telegraph & Telephone Corp.	51,200	2,542
NOS SGPS SA	56,737	337
Omnicom Group, Inc.	32,139	2,481
Sirius XM Holdings, Inc.(c)	370,632	2,491
Take-Two Interactive Software, Inc.(a)	13,701	1,649
Tele2 AB	25,029	358
Telefonica SA	410,340	3,152
Tencent Holdings Ltd.	43,300	1,755
Twitter, Inc.(a)	38,714	1,160
Verizon Communications, Inc.	153,774	9,299
Viacom, Inc., Class B	62,149	1,340
Vivendi SA	25,888	721
Vodafone Group PLC	180,028	367
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	175,386	455
		75,471
Consumer Discretionary (11.2%):
Aditya Birla Fashion & Retail Ltd.(a)	174,802	523
Alsea SAB de CV(a)	36,023	96
Aristocrat Leisure Ltd.	19,204	419
AutoZone, Inc.(a)	1,782	2,039
Bandai Namco Holdings, Inc.	8,000	492
Barratt Developments PLC	64,268	525
Bermaz Auto BHD	612,100	334
Best Buy Co., Inc.	23,311	1,674
Bloomberry Resorts Corp.	2,147,200	423
Booking Holdings, Inc.(a)	1,792	3,671
Carnival Corp.	45,551	1,954
Cie Generale des Etablissements Michelin SCA	10,185	1,240
Com7 PCL	494,500	471
Dollar General Corp.	9,879	1,584
Dollarama, Inc.	53,082	1,786
eBay, Inc.	46,895	1,653
Faurecia SE	34,597	1,614
Fiat Chrysler Automobiles NV	28,700	445
Fila Korea Ltd.	6,596	326
Ford Motor Co.	318,529	2,736
Giant Manufacturing Co. Ltd.	46,000	340
Grupo SBF SA(a)	78,600	528
GVC Holdings PLC	32,737	378
Hasbro, Inc.	13,449	1,309
Hikari Tsushin, Inc.	8,000	1,754

Security Description	Shares	Value
Hilton Worldwide Holdings, Inc.	22,749	$2,206
Hyosung TNC Co. Ltd.	2,900	399
Jarir Marketing Co.	7,515	317
JD Sports Fashion PLC	78,494	781
Kering SA	1,234	702
Kordsa Teknik Tekstil AS	171,718	352
La Kaffa International Co. Ltd.	61,000	330
Leejam Sports Co. JSC	17,283	356
Lennar Corp., Class A	53,543	3,191
Lowe’s Cos., Inc.	40,682	4,541
LVMH Moet Hennessy Louis Vuitton SE	13,464	5,749
McDonald’s Corp.	22,636	4,453
Next PLC	22,680	1,934
Nike, Inc., Class B	62,757	5,620
O’Reilly Automotive, Inc.(a)	3,034	1,321
Power Wind Health Industry, Inc.	58,000	406
Poya Co. Ltd.	35,000	481
PT Mitra Adiperkasa TBK	6,189,700	441
Ross Stores, Inc.	19,314	2,118
Somboon Advance Technology PCL	594,700	311
Sony Corp.	31,000	1,887
Starbucks Corp.	83,176	7,033
Stella International Holdings Ltd.	131,000	219
The Home Depot, Inc.	48,132	11,292
The Indian Hotels Co. Ltd.	246,504	528
Tong Yang Industry Co. Ltd.	203,000	317
Tongcheng-Elong Holdings Ltd.(a)	150,400	245
Topkey Corp.	62,000	271
Toyota Industries Corp.	9,100	546
Toyota Motor Corp.	90,300	6,267
United Arrows Ltd.	56,300	1,721
Wynn Macau Ltd.	873,600	1,896
Yum! Brands, Inc.	24,258	2,467
		99,012
Consumer Staples (7.5%):
Ahold Delhaize NV	18,516	461
Altria Group, Inc.	87,662	3,926
Anhui Kouzi Distillery Co. Ltd., Class - A	35,741	248
Ausnutria Dairy Corp. Ltd.	203,000	303
Bakkafrost P/F	6,953	436
Barry Callebaut AG, Registered Shares	185	391
BGF Retail Co. Ltd.	2,193	336
BIM Birlesik Magazalar AS	44,470	369
British American Tobacco PLC	16,762	586
Britvic PLC	152,721	1,951
Carlsberg A/S, Class B	3,680	518
Coca-Cola HBC AG	11,419	348
Colgate-Palmolive Co.	33,396	2,291
Diageo PLC	86,368	3,535
Grupo Lala SAB de CV(c)	213,330	209
Imperial Brands PLC	11,257	247
Kimberly-Clark Corp.	8,970	1,192
L’Oreal SA	2,368	692
Matsumotokiyoshi Holdings Co. Ltd.	66,300	2,336
NeoPharm Co. Ltd.	8,553	356
Nestle SA, Registered Shares	82,760	8,856
Nippon Suisan Kaisha Ltd.	87,200	499
Pernod Ricard SA	2,063	381
Royal Unibrew A/S	27,318	2,242
Sysco Corp.	21,303	1,701
Tate & Lyle PLC	54,456	475

Security Description	Shares	Value
Tesco PLC	283,604	$866
The Procter & Gamble Co.	121,498	15,128
The SPAR Group Ltd.	29,013	390
Toyo Suisan Kaisha Ltd.	8,900	375
Tyson Foods, Inc., Class A	23,948	1,983
Unilever PLC	49,572	2,968
Walgreens Boots Alliance, Inc.	77,036	4,220
Walmart, Inc.	71,671	8,405
		69,220
Energy (5.3%):
Aker BP ASA(c)	33,442	928
Beach Energy Ltd.	579,380	911
BP PLC	550,570	3,491
Cairn Energy PLC	133,526	308
Chevron Corp.	41,701	4,843
China Suntien Green Energy Corp. Ltd., Class H	1,235,000	358
ConocoPhillips	49,218	2,717
Exxon Mobil Corp.	107,256	7,248
Galp Energia, SGPS, SA	41,372	662
Grupa Lotos SA	14,595	365
HollyFrontier Corp.	30,514	1,676
Marathon Petroleum Corp.	49,399	3,159
Occidental Petroleum Corp.	46,300	1,875
Parex Resources, Inc.(a)	92,797	1,258
Petronet LNG Ltd.	124,644	503
Phillips 66	46,548	5,438
Repsol SA	34,864	574
Royal Dutch Shell PLC, Class A	133,075	3,857
Santos Ltd.	131,062	733
TOTAL SA	70,566	3,730
Tupras Turkiye Petrol Rafinerileri AS	13,516	295
Valero Energy Corp.	36,713	3,560
		48,489
Financials (15.6%):
3i Group PLC	92,298	1,349
AIA Group Ltd.	223,000	2,221
Allianz SE	19,799	4,836
Ally Financial, Inc.	65,487	2,006
ANZ Banking Group Ltd.	23,755	436
AXA SA	71,930	1,904
Banca Generali SpA	46,438	1,516
Banco ABC Brasil SA	73,700	332
Banco Santander SA	408,545	1,641
BOC Hong Kong Holdings Ltd.	140,500	483
Bupa Arabia for Cooperative Insurance Co.	10,750	308
Capital One Financial Corp.	50,560	4,715
Cembra Money Bank AG	14,817	1,572
Chailease Holding Co. Ltd.	99,000	446
China Life Insurance Co. Ltd.(a)	549,000	453
China Merchants Bank Co. Ltd., Class H	198,000	944
Cholamandalam Investment and Finance Co. Ltd.	88,896	382
Citigroup, Inc.	194,614	13,985
Close Brothers Group PLC	65,384	1,172
DBS Group Holdings Ltd.	35,800	683
DGB Financial Group, Inc.	58,422	353
Discover Financial Services	58,919	4,728
DNB ASA	31,670	577
Erste Group Bank AG	12,786	452
FactSet Research Systems, Inc.	6,980	1,770
Federal Bank Ltd.	210,757	249

Security Description	Shares	Value
Gentera SAB de CV	513,549	$508
Hannover Rueck SE	4,393	778
HSBC Holdings PLC	364,054	2,750
ING Groep NV	289,682	3,280
Intercontinental Exchange, Inc.	24,662	2,326
Intercorp Financial Services, Inc.(a)	7,800	326
Jafco Co. Ltd.	31,600	1,187
JPMorgan Chase & Co.	80,565	10,064
KBC Group NV	6,562	461
Kiatnakin Bank PCL	209,600	455
Legal & General Group PLC	1,092,087	3,732
Liberty Holdings Ltd.	42,319	326
Lincoln National Corp.	33,307	1,881
Lloyds Banking Group PLC	977,713	719
Macquarie Group Ltd.	35,171	3,247
Manappuram Finance Ltd.	161,862	386
Manulife Financial Corp.	192,027	3,576
Marsh & McLennan Co., Inc.	19,988	2,071
Mediobanca Banca di Credito Finanziario SpA	36,040	429
MetLife, Inc.	69,230	3,239
Metropolitan Bank & Trust Co.	53,650	71
Mitsubishi UFJ Financial Group, Inc.	432,900	2,244
Mizuho Financial Group, Inc.	258,400	401
NN Group NV	13,049	498
ORIX Corp.	64,300	1,011
Partners Group Holding AG	416	325
Raiffeisen Bank International AG	12,129	299
REC Ltd.	186,223	366
Regions Financial Corp.	169,356	2,727
RHB Capital Berhad	317,800	437
S&P Global, Inc.	27,207	7,019
Shinsei Bank Ltd.	23,800	371
Skandinaviska Enskilda Banken AB, Class A	49,269	473
SpareBank 1 SMN	210,122	2,264
Sumitomo Mitsui Financial Group, Inc.	15,700	558
Sumitomo Mitsui Trust Holdings, Inc.	9,400	343
Swiss Life Holding AG	2,989	1,497
Synchrony Financial	82,801	2,929
T. Rowe Price Group, Inc.	22,098	2,559
TCS Group Holding PLC, GDR	21,656	412
The Allstate Corp.	18,539	1,973
The Progressive Corp.	48,378	3,373
The Toronto-Dominion Bank	31,700	1,810
The Travelers Co., Inc.	11,769	1,542
Tokio Marine Holdings, Inc.	45,100	2,439
U.S. Bancorp	38,300	2,184
UBS Group AG, Registered Shares	167,268	1,980
Wells Fargo & Co.	128,489	6,634
Westpac Banking Corp.	14,090	274
		140,267
Health Care (12.3%):
Abbott Laboratories	51,036	4,267
AbbVie, Inc.	112,281	8,932
Alkem Laboratories Ltd.	17,301	487
Almirall SA	16,259	305
Amgen, Inc.	43,783	9,337
Astellas Pharma, Inc.	45,200	776
AstraZeneca PLC	7,438	725
Biogen, Inc.(a)	16,883	5,043
Bioteque Corp.	81,000	347
Bristol-Myers Squibb Co.	50,169	2,878

Security Description	Shares	Value
Cleopatra Hospital(a)	957,260	$367
CSL Ltd.	17,022	3,001
CVS Health Corp.	58,093	3,857
Danaher Corp.	17,520	2,415
Dong-A ST Co. Ltd.	4,010	349
Edwards Lifesciences Corp.(a)	8,014	1,910
Eli Lilly & Co.	26,446	3,014
Fresenius Medical Care AG & Co. KGaA	3,619	261
Gilead Sciences, Inc.	103,099	6,568
GlaxoSmithKline PLC	38,668	886
Hanall Biopharma Co. Ltd.(a)	11,768	335
Hikma Pharmaceuticals PLC	21,739	566
Hoya Corp.	38,800	3,430
ICON PLC(a)	7,346	1,079
Il Dong Pharmaceutical Co. Ltd.	22,627	327
IQVIA Holdings, Inc.(a)	14,012	2,024
I-Sens, Inc.	16,387	387
Koninklijke Philips NV	9,271	407
Korian SA	8,102	344
Laboratory Corp. of America Holdings(a)	9,856	1,624
Lonza Group AG, Registered Shares	1,746	629
Luye Pharma Group Ltd.(b)	401,500	297
McKesson Corp.	13,969	1,858
Merck & Co., Inc.	120,341	10,429
Novartis AG	69,436	6,068
Pfizer, Inc.	293,646	11,267
Qualicorp SA	49,700	395
Recordati SpA	28,979	1,218
Roche Holding AG	23,339	7,025
Sanofi	9,491	875
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	348,000	400
Shionogi & Co. Ltd.	53,700	3,224
Smith & Nephew PLC	85,392	1,833
Stryker Corp.	11,169	2,416
Zoetis, Inc.	18,710	2,393
		116,575
Industrials (10.2%):
3M Co.	27,909	4,605
ACS, Actividades de Construccion y Servicios SA	21,616	877
AerCap Holdings NV	11,068	641
Airbus SE	3,664	526
Alstom SA	7,926	343
Ashtead Group PLC	37,595	1,144
Atlas Copco AB, Class B	127,437	3,955
Bizlink Holding, Inc.	61,000	415
Canadian Pacific Railway Ltd.	14,600	3,321
Cebu Air, Inc.	220,130	401
Central Japan Railway Co.	5,300	1,087
Cintas Corp.(c)	10,402	2,795
CK Hutchison Holdings Ltd.	82,500	762
CNH Industrial NV	61,211	666
Companhia de Locacao das Americas	64,500	278
Controladora Vuela Compania de Aviacion, ADR(a)	42,763	464
Cummins, Inc.	11,253	1,941
DCC PLC	3,978	373
Delta Air Lines, Inc.	37,042	2,040
Eaton Corp. PLC, ADR	49,155	4,283
Engineers India Ltd.	335,424	565
EN-Japan, Inc.	51,200	2,167
Experian PLC	58,456	1,842
Ferreycorp SAA	443,979	288

Security Description	Shares	Value
Fuji Electric Co. Ltd.	64,200	$2,041
Gunkul Engineering PCL	3,631,300	351
Hitachi Construction Machinery Co. Ltd.	70,200	1,812
IDEX Corp.	13,574	2,111
Illinois Tool Works, Inc.	11,778	1,986
Ingersoll-Rand PLC	12,122	1,538
Itochu Corp.	140,700	2,942
Johnson Controls International PLC	58,208	2,522
L3Harris Technologies, Inc.	9,611	1,983
Lockheed Martin Corp.	10,216	3,848
Metso Oyj	10,482	397
Mitsubishi Electric Corp.	34,800	497
Mitsui & Co. Ltd.	45,500	782
MTU Aero Engines Holding AG	3,008	804
Mytilineos Holdings SA	46,787	513
Northrop Grumman Corp.	6,619	2,333
Obayashi Corp.	44,000	453
OKUMA Corp.	32,200	1,925
PACCAR, Inc.	39,925	3,036
PNC Infratech Ltd.	206,958	495
PT Wijaya Karya Persero TBK	2,142,000	302
Qantas Airways Ltd.	86,208	381
RELX PLC	83,399	2,007
Rockwell Automation, Inc.	9,982	1,717
Roper Technologies, Inc.	6,666	2,246
Samsung Engineering Co. Ltd.(a)	25,170	384
Sanwa Holdings Corp.	161,400	1,888
Seibu Holdings, Inc.	20,900	369
Shenzhen Expressway Co. Ltd., Class H	212,000	284
Snap-on, Inc.	9,406	1,530
Spirit Aerosystems Holdings, Inc., Class A(c)	21,071	1,724
Taisei Corp.	7,400	292
Taiwan Secom Co. Ltd.	158,000	452
Teleperformance	3,853	874
The Boeing Co.	25,448	8,650
Vinci SA(c)	3,774	423
Volvo AB, Class B	52,976	794
Waste Management, Inc.	15,800	1,773
Wolters Kluwer NV	48,469	3,570
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	380,000	279
		98,087
Information Technology (18.0%):
Advantest Corp.	16,300	742
Alten SA	3,366	370
Apple, Inc.	132,928	33,067
Automatic Data Processing, Inc.	12,830	2,081
Beijing Sinnet Technology Co. Ltd., Class A	119,600	296
Cadence Design Systems, Inc.(a)	24,424	1,596
Capgemini SE	21,843	2,462
CDW Corp.	13,788	1,764
Constellation Software, Inc.	2,314	2,286
DuzonBizon Co. Ltd.	7,175	453
Electrocomponents PLC	38,208	337
First Hi-Tec Enterprise Co. Ltd.	294,000	393
Fiserv, Inc.(a)	17,067	1,811
Flexium Interconnect, Inc.	156,000	562
Fujifilm Holdings Corp.	9,800	430
Fujitsu Ltd.	15,400	1,365
Hewlett Packard Enterprises Co.	126,582	2,077
Hitachi Ltd.	13,800	515
Holy Stone Enterprise Co. Ltd.	105,000	347

Security Description	Shares	Value
HP, Inc.	134,991	$2,345
HyVision System, Inc.	49,832	460
Ingenico Group SA	4,347	465
Intel Corp.	229,197	12,957
International Business Machines Corp.	73,669	9,853
Intuit, Inc.	10,935	2,816
Kingboard Laminates Holdings Ltd.	406,000	372
Kingdee International Software Group Co. Ltd.	381,000	418
Lam Research Corp.	14,542	3,941
Lelon Electronics Corp.	223,000	307
LG Innotek Co. Ltd.	3,172	330
Logitech International SA, Class R	12,549	515
Melexis NV(c)	17,374	1,219
Microsoft Corp.	181,496	26,021
NIIT Technologies Ltd.(a)	20,949	457
NTT Data Corp.	35,300	464
NXP Semiconductor NV	4,894	556
Obic Co. Ltd.	4,100	513
Oracle Corp.	182,450	9,942
Oracle Corp. Japan	11,900	1,046
PayPal Holdings, Inc.(a)	40,118	4,176
Phison Electronics Corp.	20,000	182
QUALCOMM, Inc.	33,459	2,691
SAP SE	30,631	4,059
Seagate Technology PLC	29,699	1,723
SFA Engineering Corp.	9,531	341
Sino-American Silicon Products, Inc.	166,000	499
Supreme Electronics Co. Ltd.	358,000	341
TE Connectivity Ltd.	16,923	1,515
Texas Instruments, Inc.	29,789	3,515
Tokai Carbon Korea Co. Ltd.	5,102	234
Ulvac, Inc.	29,700	1,300
Unitest, Inc.	35,384	454
VeriSign, Inc.(a)	10,068	1,913
Visa, Inc., Class A	54,022	9,662
Walsin Technology Corp.	53,000	317
Western Digital Corp.	20,115	1,039
Wistron Corp.	524,000	481
		162,393
Materials (4.0%):
Air Products & Chemicals, Inc.	9,896	2,110
Anglo American PLC	46,129	1,187
AngloGold Ashanti Ltd.	15,843	351
ArcelorMittal	35,018	521
Arkema SA	22,757	2,329
Berger Paints India Ltd.	72,217	536
BHP Group Ltd.	116,640	2,859
Boliden AB	14,718	397
Celanese Corp., Series A	13,422	1,626
Corteva, Inc.	39,651	1,046
Croda International PLC	14,650	914
Evraz PLC	173,244	827
Hansol Chemical Co. Ltd.	5,871	472
HeidelbergCement AG	4,725	350
Impala Platinum Holdings Ltd.(a)	65,073	448
JK Lakshmi Cement Ltd.	60,094	245
Kirkland Lake Gold Ltd.	21,332	1,002
LyondellBasell Industries NV, Class A	46,125	4,137
Merdeka Copper Gold Tbk PT(a)	4,237,000	361
Nucor Corp.	38,298	2,062
PT Indocement Tunggal Prakarsa TBK	233,200	332

Security Description	Shares	Value
Rio Tinto Ltd.	29,546	$1,847
Rio Tinto PLC	64,354	3,350
Shinkong Synthetic Fibers Corp.	1,139,000	418
Showa Denko KK	11,000	309
Solvay SA, Class A	2,775	302
Ssangyong Cement Industrial Co. Ltd.	85,395	430
The Sherwin-Williams Co.	3,926	2,247
Tipco Asphalt PCL	531,800	375
Tosoh Corp.	19,400	266
UBE Industries Ltd.	27,000	578
West China Cement Ltd.	2,128,000	341
WestRock Co.	55,064	2,058
		36,633
Real Estate (3.5%):
Aliansce Sonae Shopping Centers SA	38,519	409
Alstria Office REIT-AG	18,603	348
Bekasi Fajar Industrial Estate Tbk PT	17,582,200	318
CBRE Group, Inc., Class A(a)	68,000	3,641
China SCE Group Holdings Ltd.	786,000	361
CK Asset Holdings Ltd.	361,000	2,511
Crown Castle International Corp.	18,640	2,587
Daiwa House Industry Co. Ltd.	19,200	661
Equity Residential	20,474	1,815
Essex Property Trust, Inc.	3,807	1,245
Fastighets AB Balder, Class B	8,744	339
Host Hotels & Resorts, Inc.	174,221	2,855
Kimco Realty Corp.	107,152	2,310
Leg Immobilien AG	3,830	440
Macquarie Mexico Real Estate Management SA de CV(b)	323,054	456
Mirvac Group	218,149	483
Nexity SA	7,639	395
Parque Arauco SA	82,012	216
Public Storage	4,666	1,040
Scentre Group	992,230	2,621
Sumitomo Realty & Development Co. Ltd.	40,000	1,452
Sun Hung Kai Properties Ltd.	25,000	379
Times Property Holdings Ltd.	175,000	312
Ventas, Inc.	16,001	1,042
Vonovia SE	38,361	2,043
Vornado Realty Trust	44,343	2,911
Welltower, Inc.	12,783	1,159
Yuzhou Properties Co. Ltd.	550,000	232
		34,581
Utilities (3.3%):
Acea SpA	24,523	488
Atlantica Yield PLC	16,846	404
CESC Ltd.	44,073	496
Chubu Electric Power Co., Inc.	119,000	1,785
Consolidated Edison, Inc.	16,373	1,510
Dominion Resources, Inc.	18,146	1,498
DTE Energy Co.	9,389	1,195
Duke Energy Corp.	39,231	3,697
E.ON SE	71,244	718
Enel SpA	656,350	5,086
Evergy, Inc.	30,240	1,933
Exelon Corp.	61,995	2,820
NextEra Energy, Inc.	11,755	2,802
Orsted A/S(b)	6,108	536
PPL Corp.	59,671	1,998
Terna Energy SA	47,852	390

Security Description	Shares	Value
The Kansai Electric Power Co., Inc.	36,900	$431
The Southern Co.	21,668	1,358
		29,145
Total Common Stocks (Cost $805,846)		909,873

Preferred Stocks (0.2%)
Consumer Discretionary (0.1%):
Volkswagen AG	7,153	1,360

Financials (0.0%(d)):
Banco do Estado do Rio Grande do Sul SA	67,800	378

Industrials (0.1%):
Randon SA Implementos e Participacoes	152,700	394
Total Preferred Stocks (Cost $1,878)		2,132

Exchange-Traded Funds (0.0%)(d)
iShares Core MSCI EAFE ETF	2,975	188
iShares MSCI EAFE ETF	2,789	188
Total Exchange-Traded Funds (Cost $348)		376

Collateral for Securities Loaned^ (0.8%)
HSBC U.S. Government Money Market Fund, I Shares, 1.74%(e)	7,183,488	7,183
Total Collateral for Securities Loaned (Cost $7,183)		7,183
Total Investments (Cost $815,255) — 100.2%		919,564
Liabilities in excess of other assets — (0.2)%		(1,822)
NET ASSETS - 100.00%		$917,742

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of October 31, 2019, the fair value of these securities was $1,576 (thousands) and amounted to 0.1% of net assets.

(c)                    All or a portion of this security is on loan.

(d)                   Amount represents less than 0.05% of net assets.

(e)                    Rate disclosed is the daily yield on October 31, 2019.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

PCL—Public Company Limited

PLC—Public Limited Company

REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Growth Fund	October 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)
Communication Services (12.3%):
Activision Blizzard, Inc.	493,073	$27,627
Alphabet, Inc., Class A(a)	19,174	24,136
Alphabet, Inc., Class C(a)	82,999	104,588
Facebook, Inc., Class A(a)	694,240	133,052
InterActive Corp., Class A(a)	39,588	8,996
The Walt Disney Co.	76,803	9,978
Twitter, Inc.(a)	531,099	15,917
		324,294
Communications Equipment (0.8%):
Cisco Systems, Inc.	454,272	21,582

Consumer Discretionary (16.7%):
Alibaba Group Holding Ltd., ADR(a)	434,466	76,757
Amazon.com, Inc.(a)	85,345	151,629
Burlington Stores, Inc.(a)	143,190	27,516
Hilton Worldwide Holdings, Inc.	191,854	18,602
Lululemon Athletica, Inc.(a)	170,197	34,766
Nike, Inc., Class B	106,914	9,574
Starbucks Corp.	222,771	18,837
The Home Depot, Inc.	115,572	27,111
TJX Cos., Inc.	408,481	23,549
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	47,389	11,049
Vail Resorts, Inc.	57,352	13,327
Yum China Holdings, Inc.	239,241	10,168
Yum! Brands, Inc.	143,920	14,638
		437,523
Consumer Staples (5.4%):
Church & Dwight Co., Inc.	279,308	19,535
Colgate-Palmolive Co.	214,230	14,696
Danone SA, ADR	1,335,413	22,034
Monster Beverage Corp.(a)	479,185	26,896
The Coca-Cola Co.	391,819	21,327
The Procter & Gamble Co.	217,128	27,035
Tyson Foods, Inc., Class A	158,269	13,103
		144,626
Electronic Equipment, Instruments & Components (1.3%):
Amphenol Corp., Class A	136,550	13,700
Keysight Technologies, Inc.(a)	196,950	19,874
		33,574
Energy (0.6%):
EOG Resources, Inc.	63,613	4,409
Schlumberger Ltd.	300,598	9,827
		14,236
Financials (2.8%):
American Express Co.	34,066	3,995
CME Group, Inc.	97,100	19,979
FactSet Research Systems, Inc.	54,680	13,862
MSCI, Inc.	70,391	16,511
SEI Investments Co.	306,065	18,339
		72,686
Health Care (16.0%):
Alcon, Inc.(a)	28,789	1,706
Amgen, Inc.	67,726	14,443
Bluebird Bio, Inc.(a)	114,903	9,307

Security Description	Shares	Value
Bristol-Myers Squibb Co.	462,873	$26,555
Cerner Corp.	248,950	16,710
Edwards Lifesciences Corp.(a)	114,048	27,187
Exact Sciences Corp.(a)	168,685	14,676
Illumina, Inc.(a)	99,811	29,497
Intuitive Surgical, Inc.(a)	30,218	16,709
IQVIA Holdings, Inc.(a)	133,662	19,303
Merck & Co., Inc.	396,247	34,339
Novartis AG, ADR	143,928	12,585
NOVO Nordisk AS, ADR	421,256	23,262
Regeneron Pharmaceuticals, Inc.(a)	70,032	21,449
Roche Holdings Ltd., ADR	489,848	18,428
Sage Therapeutics, Inc.(a)	75,502	10,242
The Cooper Co., Inc.	43,017	12,518
UnitedHealth Group, Inc.	156,513	39,551
Varian Medical Systems, Inc.(a)	75,921	9,172
Veeva Systems, Inc., Class A(a)	191,397	27,145
Zoetis, Inc.	269,275	34,445
		419,229
Industrials (8.0%):
AMETEK, Inc.	173,521	15,903
CoStar Group, Inc.(a)	50,885	27,962
Deere & Co.	126,847	22,089
Expeditors International of Washington, Inc.	295,102	21,525
IHS Markit Ltd.(a)	185,854	13,013
Ingersoll-Rand PLC	333,436	42,310
L3Harris Technologies, Inc.	76,320	15,746
Roper Technologies, Inc.	50,455	17,001
Union Pacific Corp.	111,066	18,377
Woodward, Inc.	159,560	17,019
		210,945
IT Services (11.5%):
Automatic Data Processing, Inc.	49,128	7,970
Black Knight, Inc.(a)	434,012	27,864
EPAM Systems, Inc.(a)	117,354	20,650
Euronet Worldwide, Inc.(a)	174,038	24,378
PayPal Holdings, Inc.(a)	399,822	41,621
Twilio, Inc., Class A(a)	227,258	21,944
Visa, Inc., Class A	904,264	161,737
		306,164
Semiconductors & Semiconductor Equipment (7.8%):
Broadcom, Inc.	67,925	19,892
KLA Corp.	227,853	38,516
Lam Research Corp.	55,256	14,977
Marvell Technology Group Ltd.	710,816	17,337
Microchip Technology, Inc.	117,207	11,051
Nvidia Corp.	381,615	76,713
QUALCOMM, Inc.	332,639	26,757
		205,243
Software (13.4%):
Autodesk, Inc.(a)	210,443	31,011
Fair Isaac Corp.(a)	74,257	22,577
Microsoft Corp.	784,099	112,417
Oracle Corp.	724,371	39,471
Proofpoint, Inc.(a)	119,002	13,729
Salesforce.com, Inc.(a)	283,219	44,321
ServiceNow, Inc.(a)	217,919	53,883

Security Description	Shares	Value
Workday, Inc., Class A(a)	228,053	$36,981
		354,390
Technology Hardware, Storage & Peripherals (2.2%):
Apple, Inc.	232,750	57,899
Total Common Stocks (Cost $1,860,001)		2,602,391

Total Investments (Cost $1,860,001) — 98.8%		2,602,391
Other assets in excess of liabilities — 1.2%		30,679
NET ASSETS - 100.00%		$2,633,070

(a)      Non-income producing security.

ADR—American Depositary Receipt

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Growth & Income Fund	October 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.9%)
Communication Services (9.1%):
Activision Blizzard, Inc.	49,300	$2,762
Alphabet, Inc., Class C(a)	28,565	35,995
AT&T, Inc.	298,179	11,477
Comcast Corp., Class A	143,500	6,432
Facebook, Inc., Class A(a)	204,394	39,172
InterActive Corp., Class A(a)	32,986	7,496
Omnicom Group, Inc.	56,900	4,392
The Walt Disney Co.	94,923	12,333
Twitter, Inc.(a)	442,246	13,254
Verizon Communications, Inc.	535,944	32,408
		165,721
Communications Equipment (0.7%):
Cisco Systems, Inc.	253,560	12,047

Consumer Discretionary (11.1%):
Amazon.com, Inc.(a)	22,328	39,669
Best Buy Co., Inc.	37,600	2,701
Expedia, Inc.	28,200	3,854
Ford Motor Co.	1,271,951	10,926
General Motors Co., Class C	122,800	4,563
Genuine Parts Co.	36,600	3,754
Hilton Worldwide Holdings, Inc.	159,021	15,419
L Brands, Inc.	88,701	1,511
Las Vegas Sands Corp.	64,416	3,983
Lowe’s Cos., Inc.	30,600	3,415
McDonald’s Corp.	21,700	4,268
Nike, Inc., Class B	118,685	10,628
Starbucks Corp.	149,700	12,659
Target Corp.	59,700	6,383
The Home Depot, Inc.	177,514	41,642
TJX Cos., Inc.	397,974	22,943
Vail Resorts, Inc.	47,924	11,136
		199,454
Consumer Staples (6.8%):
Church & Dwight Co., Inc.	232,852	16,286
Colgate-Palmolive Co.	96,900	6,647
General Mills, Inc.	68,600	3,489
Kimberly-Clark Corp.	68,200	9,062
PepsiCo, Inc.	9,773	1,341
Sysco Corp.	42,300	3,379
The Procter & Gamble Co.	241,800	30,107
Tyson Foods, Inc., Class A	131,856	10,916
Walgreens Boots Alliance, Inc.	205,100	11,235
Walmart, Inc.	266,500	31,250
		123,712
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp., Class A	114,252	11,463

Energy (2.4%):
Chevron Corp.	52,078	6,048
EOG Resources, Inc.	84,224	5,838
Exxon Mobil Corp.	135,291	9,141
Occidental Petroleum Corp.	87,100	3,528
ONEOK, Inc.	60,144	4,200
Phillips 66	51,669	6,036
Schlumberger Ltd.	182,900	5,979

Security Description	Shares	Value
Valero Energy Corp.	27,200	$2,638
		43,408
Financials (12.3%):
Aflac, Inc.	131,500	6,991
American Express Co.	43,100	5,055
American Financial Group, Inc.	37,583	3,910
Ameriprise Financial, Inc.	17,953	2,709
Bank of America Corp.	584,090	18,264
BB&T Corp.	74,500	3,952
Capital One Financial Corp.	78,200	7,292
CBOE Holdings, Inc.	25,955	2,989
Chimera Investment Corp.	260,688	5,282
Citigroup, Inc.	316,000	22,708
CME Group, Inc.	28,441	5,852
Comerica, Inc.	45,900	3,003
Discover Financial Services	74,200	5,955
Everest Re Group Ltd.	8,431	2,168
FactSet Research Systems, Inc.	13,000	3,296
Fifth Third BanCorp.	129,500	3,766
Franklin Resources, Inc.	254,500	7,011
Hartford Financial Services Group, Inc.	86,300	4,926
Huntington Bancshares, Inc.	408,700	5,775
Intercontinental Exchange, Inc.	77,800	7,338
Invesco Ltd.	159,518	2,683
JPMorgan Chase & Co.	63,500	7,932
M&T Bank Corp.	24,800	3,882
MarketAxess Holdings, Inc.	7,700	2,838
MetLife, Inc.	89,700	4,197
Nasdaq, Inc.	25,800	2,574
People’s United Financial, Inc.	266,800	4,314
RenaissanceRe Holdings Ltd., ADR	25,300	4,735
S&P Global, Inc.	31,800	8,204
T. Rowe Price Group, Inc.	16,228	1,879
The Allstate Corp.	74,900	7,971
The Bank of New York Mellon Corp.	82,500	3,857
The Hanover Insurance Group, Inc.	20,181	2,658
The PNC Financial Services Group, Inc.	61,700	9,051
The Progressive Corp.	39,700	2,767
The Travelers Co., Inc.	25,615	3,357
U.S. Bancorp	110,700	6,312
Wells Fargo & Co.	223,950	11,563
Zions Bancorp NA	79,200	3,839
		222,855
Health Care (15.0%):
Abbott Laboratories	68,700	5,744
AbbVie, Inc.	275,214	21,892
Amgen, Inc.	83,100	17,721
Anthem, Inc.	13,600	3,659
Becton, Dickinson & Co.	15,700	4,019
Bluebird Bio, Inc.(a)	95,748	7,756
Bristol-Myers Squibb Co.	385,801	22,133
Cardinal Health, Inc.	102,600	5,074
Danaher Corp.	28,700	3,955
Exact Sciences Corp.(a)	140,559	12,229
Illumina, Inc.(a)	41,570	12,285
Intuitive Surgical, Inc.(a)	25,210	13,941
IQVIA Holdings, Inc.(a)	111,760	16,140
Johnson & Johnson	157,136	20,748
McKesson Corp.	30,652	4,077
Medtronic PLC	104,200	11,348

Security Description	Shares	Value
Merck & Co., Inc.	625,470	$54,204
Sage Therapeutics, Inc.(a)	62,917	8,535
Stryker Corp.	13,300	2,876
The Cooper Co., Inc.	35,946	10,460
UnitedHealth Group, Inc.	42,744	10,801
		269,597
Industrials (11.8%):
Alaska Air Group, Inc.	42,700	2,965
Allegion PLC	30,800	3,574
Allison Transmission Holdings, Inc.	78,200	3,410
AMETEK, Inc.	144,400	13,234
C.H. Robinson Worldwide, Inc.	67,200	5,083
Cummins, Inc.	29,500	5,088
Delta Air Lines, Inc.	149,800	8,250
Eaton Corp. PLC, ADR	50,400	4,390
Honeywell International, Inc.	55,900	9,656
IHS Markit Ltd.(a)	154,881	10,845
Illinois Tool Works, Inc.	34,800	5,867
Ingersoll-Rand PLC	284,202	36,063
Johnson Controls International PLC	75,652	3,278
L3Harris Technologies, Inc.	63,604	13,122
Lennox International, Inc.	16,000	3,958
Lockheed Martin Corp.	28,600	10,773
PACCAR, Inc.	53,600	4,077
Republic Services, Inc., Class A	63,890	5,591
Robert Half International, Inc.	40,800	2,337
Rockwell Automation, Inc.	15,100	2,597
Roper Technologies, Inc.	41,988	14,148
Southwest Airlines Co.	70,100	3,935
The Boeing Co.	41,937	14,255
Toro Co.	34,091	2,629
United Parcel Service, Inc., Class B	35,000	4,031
Waste Management, Inc.	75,900	8,517
Woodward, Inc.	132,326	14,114
		215,787
IT Services (7.0%):
Black Knight, Inc.(a)	361,546	23,211
Euronet Worldwide, Inc.(a)	145,014	20,312
International Business Machines Corp.	76,432	10,221
PayPal Holdings, Inc.(a)	112,744	11,737
Twilio, Inc., Class A(a)	188,185	18,171
Visa, Inc., Class A	233,039	41,682
		125,334
Materials (0.7%):
Air Products & Chemicals, Inc.	40,900	8,722
LyondellBasell Industries NV, Class A	43,061	3,863
		12,585
Real Estate (2.6%):
Alexandria Real Estate Equities, Inc.	10,357	1,644
AvalonBay Communities, Inc.	10,352	2,253
Cyrusone, Inc.	20,147	1,436
Digital Realty Trust, Inc.	16,974	2,156
Essex Property Trust, Inc.	4,591	1,502
Host Hotels & Resorts, Inc.	117,529	1,926
Jones Lang LaSalle, Inc.	31,483	4,613
Prologis, Inc.	34,007	2,984
Public Storage	20,000	4,457
Realty Income Corp.	24,645	2,016
Simon Property Group, Inc.	66,100	9,961

Security Description	Shares	Value
Ventas, Inc.	89,954	$5,856
Welltower, Inc.	30,627	2,778
Weyerhaeuser Co.	59,185	1,729
		45,311
Semiconductors & Semiconductor Equipment (6.0%):
Broadcom, Inc.	56,202	16,459
Intel Corp.	29,230	1,652
KLA Corp.	79,988	13,521
Lam Research Corp.	46,007	12,470
Marvell Technology Group Ltd.	591,874	14,436
Microchip Technology, Inc.	97,958	9,236
Nvidia Corp.	82,652	16,616
QUALCOMM, Inc.	158,803	12,774
Texas Instruments, Inc.	99,400	11,728
		108,892
Software (7.9%):
Fair Isaac Corp.(a)	61,541	18,710
Microsoft Corp.	517,234	74,155
Oracle Corp.	147,473	8,036
Salesforce.com, Inc.(a)	112,382	17,587
ServiceNow, Inc.(a)	59,091	14,611
Workday, Inc., Class A(a)	53,912	8,742
		141,841
Technology Hardware, Storage & Peripherals (3.9%):
Apple, Inc.	286,626	71,301

Utilities (2.0%):
CMS Energy Corp.	73,100	4,673
Dominion Resources, Inc.	73,300	6,051
Duke Energy Corp.	97,300	9,171
Evergy, Inc.	96,900	6,193
The Southern Co.	51,900	3,252
WEC Energy Group, Inc.	73,826	6,969
		36,309
Total Common Stocks (Cost $1,614,513)		1,805,617
Total Investments (Cost $1,614,513) — 99.9%		1,805,617
Other assets in excess of liabilities — 0.1%		2,368
NET ASSETS - 100.00%		$1,807,985

(a)      Non-income producing security.

ADR—American Depositary Receipt

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA High Income Fund	October 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Collateralized Mortgage Obligations (0.3%)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.57%, 2/10/51(a)	$163	$169

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AJ, 5.45%, 1/12/45, Callable 2/8/22 @ 100(a)	5,000	4,328

CHL Mortgage Pass-Through Trust, Series 2004-25, Class 1A6, 2.78%(LIBOR01M+96bps), 2/25/35, Callable 11/25/19 @ 100(b)	2,335	789

Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJ, 7.04%, 12/10/49(a)	585	324

Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 2.07%(LIBOR01M+19bps), 2/15/40(b)	65	63

Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C1, Class AX, 1.95%, 5/17/40, Callable 12/11/19 @ 100(a) (o)	88	2

Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR6, Class B1, 5.15%, 4/25/35, Callable 11/25/19 @ 100(a)	917	917
Total Collateralized Mortgage Obligations (Cost $7,901)		6,592

Common Stocks (3.3%)

Communication Services (0.4%):
AT&T, Inc.	50,503	1,945
CenturyLink, Inc.	63,000	815
Clear Channel Outdoor Holdings, Inc.(d)	163,905	382
Comcast Corp., Class A	77,900	3,491
Iheartmedia, Inc., Class A(d)(e)	69,703	1,000
Verizon Communications, Inc.	28,650	1,732
		9,365
Consumer Discretionary (0.1%):
Hyatt Hotels Corp., Class A	25,400	1,898
Las Vegas Sands Corp.(f)	13,500	835
		2,733
Consumer Staples (0.1%):
Kimberly-Clark Corp.	11,242	1,494

Energy (0.5%):
Approach Resources, Inc.(d)	414,000	38
BP PLC, ADR	53,764	2,038
Chevron Corp.	8,522	990
GenOn Energy, Inc.(d)(q)	16,168	3,355
Harvest Oil & Gas Corp.(e)	55,337	302
Nine Point Energy(d)(g)(q)	21,663	22
Nine Point Energy Holdings, Inc.(d)(g)(q)	464	46
Paragon Litigation(d)(q)	3,813	55
Paragon Litigation(d)(q)	2,542	—	(c)
Royal Dutch Shell PLC, ADR	32,263	1,870
Sabine Oil & Gas Holdings, Inc.	2,772	152
Silverbow Resources, Inc.(d)	4,982	39
Thunderbird Resources(d)(g)(q)	22,883	7
		8,914
Financials (0.8%):
BB&T Corp.	27,800	1,475
CME Group, Inc.	24,700	5,082
JPMorgan Chase & Co.	18,507	2,311

Security Description	Shares or Principal Amount	Value
KeyCorp	111,918	$2,011
MetLife, Inc.	21,952	1,027
MFA Financial, Inc.	129,100	980
Prospect Capital Corp.(e)	202,000	1,301
Regions Financial Corp.	109,207	1,758
Synchrony Financial	13,639	482
		16,427
Health Care (0.5%):
AbbVie, Inc.	22,300	1,774
Alcon, Inc.(d)	2,921	173
CVS Health Corp.	18,400	1,222
Johnson & Johnson	16,562	2,187
Merck & Co., Inc.	30,900	2,678
Novartis AG, ADR	14,607	1,277
		9,311
Industrials (0.1%):
United Airlines Holdings, Inc.(d)	23,000	2,089
Wabtec Corp.	189	13
		2,102
Information Technology (0.4%):
Automatic Data Processing, Inc.	13,899	2,255
Intel Corp.	42,500	2,403
Microsoft Corp.(f)	33,200	4,760
		9,418
Materials (0.3%):
Alamos Gold, Inc.	245,000	1,333
LyondellBasell Industries NV, Class A	19,215	1,724
Newmont Goldcorp Corp.	33,650	1,337
Resolute Forest Products, Inc.	534	2
		4,396
Real Estate (0.1%):
Crown Castle International Corp.	17,000	2,359

Total Common Stocks (Cost $51,882)		66,519

Preferred Stocks (4.3%)
Communication Services (0.3%):
Qwest Corp., 6.50%, 9/1/56	200,000	5,098

Consumer Staples (1.8%):
CHS, Inc., Series 1, cumulative redeemable, 7.88%(h)	200,000	5,522
CHS, Inc., Series 2, cumulative redeemable, 7.10%,( LIBOR03M+429bps) (b)(h)	400,000	10,948
Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(h)(i)	200,000	20,000
		36,470
Energy (1.5%):
NuStar Logistics LP, 8.73%,( LIBOR03M+673bps), 1/15/43(b)(f)	1,127,328	29,367

Financials (0.5%):
American Overseas Group Ltd., Series A, non-cumulative, 5.66% (LIBOR03M+356bps), 12/15/66(b)(g)(q)	3,000	750
Delphi Financial Group, Inc., 5.35%(LIBOR03M+319bps), 5/15/37 (b)(q)	274,059	5,961

Security Description	Shares or Principal Amount	Value
US Bancorp, Series A, non-cumulative, 3.50%( LIBOR03M+102bps)(b)(h)	5,647	$4,785
		11,496
Real Estate (0.2%):
Equity Residential, Series K, cumulative redeemable, 8.29%(h)	69,111	4,354

Total Preferred Stocks (Cost $85,882)		86,785

Convertible Preferred Stocks (0.1%)

Energy (0.1%):
Chesapeake Energy Corp., 5.75%(h)(i)	3,800	1,435

Financials(j) (0.0%(j)):
Ditech Holding Corp.(zero coupon) (g)(h)(r)	928	—

Total Convertible Preferred Stocks (Cost $5,302)		1,435

Senior Secured Loans (3.7%)
Abe Investment Holdings, Inc., 1st Lien Term Loan B, 6.31%(LIBOR01M+450bps), 2/19/26, Callable 12/5/19 @ 100(b)	$2,981	2,899

Academy Ltd., 1st Lien Term Loan B, 5.78%(LIBOR01M+400bps), 7/2/22, Callable 12/5/19 @ 100(b)	9,750	6,519

Advantage Sales & Marketing, Inc., 2nd Lien Term Loan, 8.29%(LIBOR01M+650bps), 7/25/22, Callable 12/5/19 @ 100(b)	5,000	4,040

Avaya, Inc., 1st Lien Term Loan B, 6.02%(LIBOR01M+425bps), 12/15/24, Callable 12/5/19 @ 100(b)	2,948	2,806

Bass Pro Group LLC, 1st Lien Term Loan B, 6.79%(LIBOR01M+500bps), 12/16/23, Callable 12/5/19 @ 100(b)	4,975	4,793

California Resources Corp., 6.55%(LIBOR01M+475bps), 12/31/22(b)	2,000	1,711

Cengage Learning, Inc., 1st Lien Term Loan B, 6.04%(LIBOR01M+425bps), 6/7/23, Callable 12/5/19 @ 100(b)	2,895	2,687

Citgo Petroleum Corp., 7.10%(LIBOR03M+500bps), 3/22/24(b)	2,388	2,388

Envision Healthcare Corp., 1st Lien Term Loan B, 5.54%(LIBOR01M+375bps), 10/11/25, Callable 12/5/19 @ 100(b)	4,963	3,999

IHeartCommunications, Inc., 1st Lien Term Loan, 6.03%(LIBOR01M+400bps), 5/1/26, Callable 12/5/19 @ 101(b)	1,725	1,729

Intelsat Jackson Holdings SA, 1st Lien Term Loan B5, 6.63%, 1/2/24, Callable 7/2/20 @ 103.31(s)	1,000	1,022

Kronos, Inc., 2nd Lean Term Loan, 10.50%(LIBOR01M+825bps), 11/1/24, Callable 12/5/19 @ 100(b)	1,000	1,004

Lucid Energy Group II Borrower LLC, 1st Lien Term Loan, 4.79%(LIBOR01M+300bps), 2/18/25, Callable 12/5/19 @ 100(b)	4,962	4,342

Mallinckrodt International Finance SA, 1st Lien Term Loan B, 9/24/24, Callable 12/5/19 @ 100(k)(p)	5,000	3,907

McDermott Technology Americas, Inc., 1st Lien Term Loan B, 7.10%(LIBOR03M+500bps), 5/10/25, Callable 12/5/19 @ 100(b)	2,992	1,792

Mitchell International, Inc., 9.04%(LIBOR01M+725bps), 12/1/25(b)	5,000	4,525

Neiman Marcus Group, Ltd. LLC, 1st Lien Term Loan, 7.71%(LIBOR01M+600bps), 10/25/23(b)	7,001	5,086

Security Description	Principal Amount	Value
NPC International, Inc., 2nd Lien Term Loan, 9.43%(LIBOR03M+750bps), 4/18/25, Callable 12/5/19 @ 101(b)	$3,000	$455

PetSmart, Inc., 1st Lien Term Loan B2, 5.93%(LIBOR01M+400bps), 3/10/22(b)	1,637	1,594

Pregis TopCo Corp., 1st Lien Term Loan B, 5.79%(LIBOR01M+400bps), 7/25/26, Callable 12/5/19 @ 101(b)	1,500	1,477

Serta Simmons Bedding LLC, 2nd Lien Term Loan, 9.85%(LIBOR01M+800bps), 11/8/24, Callable 12/5/19 @ 100(b)	6,048	1,590

Team Health Holdings, Inc., 1st Lien Term Loan B, 4.54%(LIBOR01M+275bps), 2/6/24, Callable 12/5/19 @ 100(b)	2,985	2,291

Veritas US, Inc., 1st Lien Term Loan B, 6.60%(LIBOR03M+450bps), 1/27/23, Callable 12/5/19 @ 100(b)	1,605	1,488

Versant Health Holdco, Inc., 2nd Lien Term Loan, 8.54%(LIBOR01M+675bps), 12/1/25, Callable 12/1/19 @ 100(b)	4,500	4,358

WaterBridge Midstream Operating LLC, 1st Lien Term Loan B, 7.83%(LIBOR06M+575bps), 6/21/26, Callable 12/5/19 @ 101(b)	3,000	2,820

Wok Holdings, Inc., 1st Lien Term Loan B, 8.45%(LIBOR06M+625bps), 3/1/26, Callable 12/5/19 @ 102(b)	2,985	2,448

Total Senior Secured Loans (Cost $87,882)		73,770

Corporate Bonds (54.8%)
Communication Services (10.5%):
AMC Entertainment Holdings, Inc.
5.88%, 11/15/26, Callable 11/15/21 @ 102.94	3,000	2,733
6.13%, 5/15/27, Callable 5/15/22 @ 103.06 (e)	3,000	2,715
Cablevision Systems Corp., 8.00%, 4/15/20	5,000	5,134
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 1/15/24, Callable 12/6/19 @ 101.92	726	744
5.75%, 2/15/26, Callable 2/15/21 @ 102.88 (i)	5,000	5,288
5.50%, 5/1/26, Callable 5/1/21 @ 102.75 (i)	5,500	5,794
5.13%, 5/1/27, Callable 5/1/22 @ 102.56 (i)	5,000	5,268
5.00%, 2/1/28, Callable 8/1/22 @ 102.5 (i)	1,000	1,046
CenturyLink, Inc.
5.80%, 3/15/22	3,000	3,169
7.50%, 4/1/24, Callable 1/1/24 @ 100 (e)	5,000	5,675
7.65%, 3/15/42	4,621	4,691
Cincinnati Bell, Inc.
7.00%, 7/15/24, Callable 12/6/19 @ 105.25 (e)(i)	5,000	4,541
8.00%, 10/15/25, Callable 10/15/20 @ 106 (i)	2,000	1,784
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/24, Callable 2/15/21 @ 104.63 (i)	8,508	9,366
5.13%, 8/15/27, Callable 8/15/22 @ 102.56 (i)	1,667	1,738
CSC Holdings LLC
10.88%, 10/15/25, Callable 10/15/20 @ 105.44 (i)	6,018	6,791
5.38%, 2/1/28, Callable 2/1/23 @ 102.69 (i)	1,000	1,059
7.50%, 4/1/28, Callable 4/1/23 @ 103.75 (i)	3,000	3,386
6.50%, 2/1/29, Callable 2/1/24 @ 103.25 (i)	4,500	5,034
5.75%, 1/15/30, Callable 1/15/25 @ 102.88 (i)	1,000	1,050
Dish DBS Corp.
5.00%, 3/15/23	5,000	5,036
5.88%, 11/15/24	6,000	6,011
7.75%, 7/1/26	7,000	7,073
Embarq Corp., 8.00%, 6/1/36	5,000	4,948
Frontier Communications Corp.
11.00%, 9/15/25, Callable 6/15/25 @ 100	16,750	7,918
8.50%, 4/1/26, Callable 4/1/21 @ 106.38 (i)	2,000	2,005

Security Description	Principal Amount	Value
9.00%, 8/15/31	$9,000	$4,015
Getty Images, Inc., 9.75%, 3/1/27, Callable 3/1/22 @ 104.88 (e)(i)	1,500	1,517
Iheartcommunications, Inc.
6.38%, 5/1/26, Callable 5/1/22 @ 103.19 (e)	394	424
8.38%, 5/1/27, Callable 5/1/22 @ 104.19	714	766
Meredith Corp., 6.88%, 2/1/26, Callable 2/1/21 @ 103.44	5,000	5,182
National CineMedia LLC, 5.75%, 8/15/26, Callable 8/15/21 @ 102.88	5,000	4,892
Netflix, Inc., 4.88%, 4/15/28	5,000	5,165
Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, 2/15/23, Callable 2/15/20 @ 103.44 (i)	3,000	3,060
Salem Media Group, Inc., 6.75%, 6/1/24, Callable 6/1/20 @ 103.38 (i)	5,000	4,310
Scripps Escrow, Inc., 5.88%, 7/15/27, Callable 7/15/22 @ 104.41 (i)	1,000	1,026
Sprint Corp.
7.63%, 2/15/25, Callable 11/15/24 @ 100 (f)	20,000	22,005
7.63%, 3/1/26, Callable 11/1/25 @ 100	18,000	19,945
T-Mobile USA, Inc.
6.50%, 1/15/24, Callable 11/18/19 @ 103.25	5,000	5,190
6.00%, 4/15/24, Callable 11/18/19 @ 104.5	5,000	5,194
4.75%, 2/1/28, Callable 2/1/23 @ 102.38	10,000	10,539
Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.88%, 5/1/22, Callable 12/6/19 @ 104.44 (i)	2,500	2,394
Windstream Services LLC/Windstream Finance Corp., 9.00%, 6/30/25, Callable 6/30/21 @ 104.5	7,437	3,898
Zayo Group LLC/Zayo Capital, Inc.
6.38%, 5/15/25, Callable 5/15/20 @ 103.19	5,000	5,138
5.75%, 1/15/27, Callable 1/15/22 @ 102.88 (i)	500	509
		215,166

Consumer Discretionary (7.3%):
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.75%, 8/1/25, Callable 8/1/20 @ 105.06 (i)	4,000	4,009
9.88%, 4/1/27, Callable 4/1/22 @ 107.41 (i)	2,000	2,233
Beazer Homes USA, Inc.
5.88%, 10/15/27, Callable 10/15/22 @ 102.94	7,000	6,879
7.25%, 10/15/29, Callable 10/15/24 @ 103.63 (i)	2,000	2,098
CEC Entertainment, Inc., 8.00%, 2/15/22, Callable 12/6/19 @ 102	5,000	4,701
Diamond Sports Group LLC, 6.63%, 8/15/27, Callable 8/15/22 @ 103.31 (e)(i)	5,000	5,155
Eldorado Resorts, Inc.
7.00%, 8/1/23, Callable 12/6/19 @ 103.5	2,000	2,091
6.00%, 4/1/25, Callable 4/1/20 @ 104.5	2,500	2,635
Ford Motor Co., 6.63%, 10/1/28	10,000	10,915
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (i)	10,000	10,542
L Brands, Inc.
6.95%, 3/1/33	10,000	8,003
6.75%, 7/1/36	2,500	2,101
LGI Homes, Inc., 6.88%, 7/15/26, Callable 7/15/21 @ 103.44 (i)	2,500	2,604
M/I Homes, Inc.
6.75%, 1/15/21, Callable 11/21/19 @ 101.69	3,000	3,031
5.63%, 8/1/25, Callable 8/1/20 @ 104.22	3,330	3,463
Mattel, Inc., 6.75%, 12/31/25, Callable 12/31/20 @ 105.06 (i)	3,000	3,140
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.88%, 10/1/22, Callable 11/21/19 @ 100 (i)	4,733	4,244
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25 (i)	7,500	7,556
Party City Holdings, Inc., 6.63%, 8/1/26, Callable 8/1/21 @ 103.31 (e)(i)	11,000	10,695
PetSmart, Inc.
7.13%, 3/15/23, Callable 12/6/19 @ 103.56 (i)	5,000	4,671
5.88%, 6/1/25, Callable 6/1/20 @ 102.94 (i)	1,670	1,648
8.88%, 6/1/25, Callable 6/1/20 @ 104.44 (e)(i)	3,000	2,826

Security Description	Principal Amount	Value
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (i)	$10,000	$10,597
Taylor Morrison Communities, Inc., 5.75%, 1/15/28, Callable 10/15/27 @ 100 (i)	5,000	5,536
Tesla, Inc., 5.30%, 8/15/25, Callable 8/15/20 @ 103.98 (e)(i)	5,000	4,725
The Men’s Wearhouse, Inc., 7.00%, 7/1/22, Callable 12/6/19 @ 101.75 (e)	5,162	5,059
Trident TPI Holdings, Inc., 6.63%, 11/1/25, Callable 11/1/20 @ 103.31 (i)	3,000	2,673
USA Compression Partners LP, 6.88%, 9/1/27, Callable 9/1/22 @ 105.16 (i)	3,000	3,020
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 8/15/25, Callable 8/15/20 @ 104.97	5,000	5,108
Williams Scotsman International, Inc., 6.88%, 8/15/23, Callable 8/15/20 @ 103.44 (i)	3,000	3,152
		145,110

Consumer Staples (2.5%):
Albertsons Cos. LLC
6.63%, 6/15/24, Callable 12/6/19 @ 104.97	8,000	8,392
5.75%, 3/15/25, Callable 12/6/19 @ 104.31	12,000	12,434
Constellation Merger Sub, Inc., 8.50%, 9/15/25, Callable 9/15/20 @ 104.25 (e)(i)	5,000	3,509
Coty, Inc., 6.50%, 4/15/26, Callable 4/15/21 @ 104.88 (e)(i)	5,000	5,130
Energizer Holdings, Inc., 7.75%, 1/15/27, Callable 1/15/22 @ 103.88 (e)(i)	3,000	3,320
H-Food Holdings LLC/Hearthside Finance Co., Inc., 8.50%, 6/1/26, Callable 6/1/21 @ 104.25 (i)	3,000	2,201
JBS Investments II GMBH, 5.75%, 1/15/28, Callable 7/15/22 @ 102.88 (i)	1,500	1,565
JBS USA Lux SA/JBS USA Finance, Inc., 5.88%, 7/15/24, Callable 12/6/19 @ 102.94 (i)	3,000	3,094
NBM US Holdings, Inc., 6.63%, 8/6/29, Callable 8/6/24 @ 103.31 (i)	3,000	3,123
Pilgrim’s Pride Corp., 5.88%, 9/30/27, Callable 9/30/22 @ 102.94 (i)	3,000	3,219
Post Holdings, Inc., 5.75%, 3/1/27, Callable 3/1/22 @ 102.88 (i)	3,000	3,191
		49,178

Energy (8.7%):
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 5/1/25, Callable 5/1/20 @ 105.63 (i)	5,000	4,233
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27, Callable 3/1/22 @ 102.88 (i)	3,000	2,266
Antero Resources Corp., 5.63%, 6/1/23, Callable 12/6/19 @ 102.81 (e)	5,000	3,564
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22, Callable 12/6/19 @ 101.53 (i)	5,000	4,924
Buckeye Partners LP, 5.60%, 10/15/44, Callable 4/15/44 @ 100	12,754	10,685
California Resources Corp., 8.00%, 12/15/22, Callable 12/6/19 @ 104 (i)	5,162	1,600
Carrizo Oil & Gas, Inc., 8.25%, 7/15/25, Callable 7/15/20 @ 106.19	3,000	2,916
Chesapeake Energy Corp.
7.50%, 10/1/26, Callable 10/1/21 @ 103.75	3,000	1,855
8.00%, 6/15/27, Callable 6/15/22 @ 104 (e)	4,000	2,510
Citgo Holding, Inc., 9.25%, 8/1/24, Callable 8/1/21 @ 104.63 (i)	1,000	1,046
Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 12/6/19 @ 101.56 (i)	1,875	1,884
CONSOL Energy, Inc., 11.00%, 11/15/25, Callable 11/15/21 @ 105.5 (e)(i)	5,000	4,255
CSI Compressco LP/CSI Compressco Finance, Inc., 7.25%, 8/15/22, Callable 12/6/19 @ 101.81	5,000	4,452
DCP Midstream Operating LP, 5.85%(LIBOR03M+385bps), 5/21/43, Callable 5/21/23 @ 100 (b)(i)	10,000	9,022

Security Description	Principal Amount	Value
Diamond Offshore Drilling, Inc., 7.88%, 8/15/25, Callable 5/15/25 @ 100 (e)	$5,000	$3,990
Energy Transfer Operating LP, 5.27%(LIBOR03M+302bps), 11/1/66, Callable 12/6/19 @ 100 (b)	5,000	3,751
Enlink Midstream Partners LP, 6.00%(LIBOR03M+411bps) , Callable 12/15/22 @ 100 (b)(h)	5,000	3,428
Enterprise Products Operating LLC, 4.91%(LIBOR03M+278bps), 6/1/67, Callable 12/6/19 @ 100 (b)	10,000	9,238
Enterprise TE Partners LP, 5.30%(LIBOR03M+278bps), 6/1/67, Callable 12/6/19 @ 100 (b)	3,000	2,798
GenOn Energy, Inc., 9.88%, 10/15/20 (g)	7,000	—
Highpoint Operating Corp., 7.00%, 10/15/22, Callable 12/6/19 @ 101.17 (e)	6,000	5,451
Hilcorp Energy I, LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (i)	3,000	2,660
Kinder Morgan, Inc., 7.80%, 8/1/31, MTN	5,061	6,883
Martin Midstream Partners, LP/Martin Midstream Finance Corp., 7.25%, 2/15/21, Callable 12/6/19 @ 100	3,500	3,152
McDermott Technology Americas, Inc., 10/21/21 (k)	1,143	1,165
MPLX LP, 6.88%(LIBOR03M+465bps), Callable 2/15/23 @ 100 (b)(e)(h)	5,000	5,061
Murphy Oil Corp.
6.88%, 8/15/24, Callable 12/6/19 @ 105.16	4,000	4,222
5.75%, 8/15/25, Callable 8/15/20 @ 104.31	3,000	3,045
Nabors Industries, Inc., 5.75%, 2/1/25, Callable 11/1/24 @ 100	3,000	2,233
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 6/30/25, Callable 10/30/21 @ 104.56 (i)	500	470
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 4/15/26, Callable 4/15/22 @ 103.75 (i)	5,000	4,772
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/25, Callable 6/15/20 @ 105.44	5,000	5,248
Petroleos Mexicanos, 6.63%, 6/15/35	15,000	15,297
Quicksilver Resources, Inc., 6/21/20 (g)	4,087	6
Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100 (e)	5,000	4,013
Rex Energy Corp., 8.00%, 10/1/20 (q)	2,408	6
Rowan Companies, Inc., 7.38%, 6/15/25, Callable 3/15/25 @ 100	4,000	2,278
Semgroup Corp., 6.38%, 3/15/25, Callable 3/15/20 @ 103.19	3,906	4,064
Southern Union Co., 5.27%(LIBOR03M+302bps), 11/1/66, Callable 12/6/19 @ 100 (b)	5,000	3,452
Southwestern Energy Co.
4.10%, 3/15/22, Callable 12/15/21 @ 100 (e)	3,000	2,910
6.20%, 1/23/25, Callable 10/23/24 @ 100	7,000	6,126
7.75%, 10/1/27, Callable 10/1/22 @ 103.88 (e)	2,000	1,721
SRC Energy, Inc., 6.25%, 12/1/25, Callable 12/1/20 @ 104.69	5,000	4,675
Weatherford International LLC, 9.88%, 3/1/25, Callable 12/1/24 @ 100 (l)	5,000	1,549
Whiting Petroleum Corp., 6.63%, 1/15/26, Callable 10/15/25 @ 100 (e)	7,000	4,333
WPX Energy, Inc., 8.25%, 8/1/23, Callable 6/1/23 @ 100	3,000	3,350
		176,559

Financials (8.3%):
AmTrust Financial Services, Inc., 6.13%, 8/15/23	10,000	10,067
Amwins Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81 (i)	3,000	3,223
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	5,000	5,003
Bank OZK, 5.50%(LIBOR03M+443bps), 7/1/26, Callable 7/1/21 @ 100 (b)	5,000	5,143
Credit Acceptance Corp.
6.13%, 2/15/21, Callable 12/6/19 @ 100	5,000	5,024
6.63%, 3/15/26, Callable 3/15/22 @ 103.31 (e)(i)	9,750	10,368
First Midwest Bancorp, Inc., 5.88%, 9/29/26, Callable 8/29/26 @ 100	5,000	5,516
Flex Acquisition Co., Inc.

Security Description	Principal Amount	Value
6.88%, 1/15/25, Callable 1/15/20 @ 103.44 (i)	$3,150	$2,971
7.88%, 7/15/26, Callable 7/15/21 @ 103.94 (i)	2,000	1,889
Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable 2/3/29 @ 100	10,000	10,133
Genworth Holdings, Inc., 4.16%(LIBOR03M+200bps), 11/15/66, Callable 11/21/19 @ 100 (b)	14,000	8,518
HUB International Ltd., 7.00%, 5/1/26, Callable 5/1/21 @ 103.5 (i)	5,000	5,150
ILFC E-Capital Trust I, 3.77%, 12/21/65, Callable 12/6/19 @ 100 (i)	2,454	1,812
ILFC E-Capital Trust II, 4.02%, 12/21/65, Callable 12/6/19 @ 100 (i)	5,362	4,112
LABL Escrow Issuer LLC
6.75%, 7/15/26, Callable 7/15/22 @ 103.38 (i)	1,000	1,042
10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (i)	2,000	2,019
Lehman Brothers Holdings, 5.75%, 4/25/11, MTN (q)	1,000	12
Lehman Brothers Treasury Co. BV, (zero coupon) MTN (h)	1,447	20
MetLife, Inc., 10.75%, 8/1/69, Callable 8/1/34 @ 100	2,000	3,263
National Rural Utilities Cooperative Finance Corp., 4.75%(LIBOR03M+291bps), 4/30/43, Callable 4/30/23 @ 100 (b)(e)	3,500	3,573
Navient Corp.
6.13%, 3/25/24, MTN	1,000	1,047
6.75%, 6/25/25, MTN	7,000	7,390
6.75%, 6/15/26, MTN	5,000	5,224
5.63%, 8/1/33, MTN	10,000	8,790
Ocwen Loan Servicing LLC, 8.38%, 11/15/22, Callable 12/6/19 @ 104.19 (i)	1,500	1,284
PPL Capital Funding, Inc., 4.77%(LIBOR03M+267bps), 3/30/67, Callable 12/6/19 @ 100 (b)	10,000	8,957
Prudential Financial, Inc., 5.20%(LIBOR03M+304bps), 3/15/44, Callable 3/15/24 @ 100 (b)	10,000	10,641
Resideo Funding, Inc., 6.13%, 11/1/26, Callable 11/1/21 @ 104.59 (i)	1,500	1,511
Springleaf Finance Corp.
7.13%, 3/15/26	9,000	10,269
6.63%, 1/15/28, Callable 7/15/27 @ 100	1,000	1,107
Synovus Financial Corp., 5.90%(USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (b)	10,000	10,691
The Hanover Insurance Group, Inc., 8.21%, 2/3/27	3,780	4,297
The Hartford Financial Services Group, Inc., 4.28%(LIBOR03M+213bps), 2/12/67, Callable 12/6/19 @ 100 (b)(i)	5,000	4,401
Zenith National Insurance Capital Trust I, 8.55%, 8/1/28 (i)	2,000	2,385
		166,852

Health Care (4.5%):
CHS, Inc.
6.88%, 2/1/22, Callable 12/6/19 @ 101.72 (e)	3,339	2,573
8.00%, 3/15/26, Callable 3/15/22 @ 104 (i)	20,000	19,526
DaVita, Inc.
5.13%, 7/15/24, Callable 11/21/19 @ 102.56	3,000	3,069
5.00%, 5/1/25, Callable 5/1/20 @ 102.5	5,000	5,059
Eastern Maine Healthcare Systems, 5.02%, 7/1/36	3,000	3,082
Encompass Health Corp., 5.75%, 9/15/25, Callable 9/15/20 @ 102.88	2,000	2,094
HCA, Inc., 5.63%, 9/1/28, Callable 3/1/28 @ 100	14,500	16,292
Par Pharmaceutical, Inc., 7.50%, 4/1/27, Callable 4/1/22 @ 105.63 (i)	5,250	5,019
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23, Callable 12/6/19 @ 106.19 (i)	10,000	10,678
Select Medical Corp., 6.25%, 8/15/26, Callable 8/15/22 @ 103.13 (i)	5,000	5,324
Tenet Healthcare Corp.
6.75%, 6/15/23 (e)	14,000	14,830
7.00%, 8/1/25, Callable 8/1/20 @ 103.5 (e)	6,425	6,650
		94,196

Security Description	Principal Amount	Value
Industrials (4.1%):
Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 9/30/22 @ 102.5 (i)	$1,000	$1,023
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 12/6/19 @ 103.69 (i)	3,000	2,460
Aptim Corp., 7.75%, 6/15/25, Callable 6/15/20 @ 103.88 (e)(i)	3,312	2,332
Arconic, Inc., 5.95%, 2/1/37	5,000	5,402
Brand Energy & Infrastructure Services, Inc., 8.50%, 7/15/25, Callable 7/15/20 @ 106.34 (i)	4,000	3,882
Builders FirstSource, Inc., 6.75%, 6/1/27, Callable 6/1/22 @ 103.38 (i)	2,333	2,538
Covanta Holding Corp., 5.88%, 7/1/25, Callable 7/1/20 @ 104.41	3,000	3,134
General Electric Co., 5.00%(LIBOR03M+333bps), Callable 1/21/21 @ 100 (b)(h)	5,000	4,827
H&E Equipment Services, Inc., 5.63%, 9/1/25, Callable 9/1/20 @ 104.22	2,000	2,102
Hertz Corp.
7.63%, 6/1/22, Callable 12/6/19 @ 103.81 (i)	10,000	10,407
7.13%, 8/1/26, Callable 8/1/22 @ 103.56 (i)	3,000	3,097
IAA, Inc., 5.50%, 6/15/27, Callable 6/15/22 @ 102.75 (i)	2,250	2,413
JB Poindexter & Co., Inc., 7.13%, 4/15/26, Callable 4/15/21 @ 105.34 (i)	3,000	3,125
Matthews International C, 5.25%, 12/1/25, Callable 12/1/20 @ 103.94 (i)	3,500	3,290
Prime Security Services Borrower LLC/Prime Finanance, Inc., 9.25%, 5/15/23, Callable 12/6/19 @ 104.63 (i)	863	907
RR Donnelley & Sons Co., 6.00%, 4/1/24 (e)	3,000	3,074
Textron Financial Corp., 3.89%(LIBOR03M+174bps), 2/15/42, Callable 11/21/19 @ 100 (b)(i)	8,000	6,034
Titan International, Inc., 6.50%, 11/30/23, Callable 12/6/19 @ 104.88	3,000	2,498
TransDigm, Inc., 7.50%, 3/15/27 (i)	5,000	5,363
United Rentals North America, Inc., 5.50%, 5/15/27, Callable 5/15/22 @ 102.75	3,000	3,168
Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 2/15/21 @ 104.13 (i)	3,000	3,100
XPO Logistics, Inc., 6.75%, 8/15/24, Callable 8/15/21 @ 103.38 (i)	5,333	5,793
Zekelman Industries, Inc., 9.88%, 6/15/23, Callable 12/6/19 @ 104.94 (i)	1,198	1,262
		81,231

Information Technology (1.7%):
CommScope Technologies LLC
6.00%, 6/15/25, Callable 6/15/20 @ 103 (i)	6,000	5,337
5.00%, 3/15/27, Callable 3/15/22 @ 102.5 (i)	9,000	7,360
Itron, Inc., 5.00%, 1/15/26, Callable 1/15/21 @ 102.5 (i)	1,500	1,552
NCR Corp., 6.13%, 9/1/29, Callable 9/1/24 @ 103.06 (e)(i)	1,500	1,573
Refinitiv US Holdings, 6.25%, 5/15/26, Callable 11/15/21 @ 103.13 (i)	3,000	3,261
Solera LLC/Solera Finance, Inc., 10.50%, 3/1/24, Callable 12/6/19 @ 107.88 (i)	2,000	2,090
Sophia, LP/Sophia Finance, Inc., 9.00%, 9/30/23, Callable 12/6/19 @ 102.25 (i)	6,000	6,167
Veritas US, Inc., 10.50%, 2/1/24, Callable 11/18/19 @ 107.88 (e)(i)	3,000	2,842
Western Digital Corp., 4.75%, 2/15/26, Callable 11/15/25 @ 100	3,000	3,063
		33,245

Materials (4.7%):
AK Steel Corp., 6.38%, 10/15/25, Callable 10/15/20 @ 103.19 (e)	7,417	6,178
Allegheny Ludlum LLC, 6.95%, 12/15/25 (e)	10,456	10,885
Bway Holding Co., 7.25%, 4/15/25, Callable 4/15/20 @ 103.63 (i)	10,000	9,575
Compass Minerals International, Inc., 4.88%, 7/15/24, Callable 5/15/24 @ 100 (i)	5,000	4,895
Freeport-McMoRan, Inc., 5.45%, 3/15/43, Callable 9/15/42 @ 100	10,000	9,299
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 4/15/25, Callable 4/15/20 @ 105.25 (i)	3,000	3,062

Security Description	Principal Amount	Value
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23, Callable 12/6/19 @ 104.5 (i)	$8,000	$6,971
New Enterprise Stone & Lime Co., Inc.
10.13%, 4/1/22, Callable 12/6/19 @ 107.59 (e)(i)	2,000	2,076
6.25%, 3/15/26, Callable 3/15/21 @ 103.13 (i)	1,000	1,044
Novelis Corp., 5.88%, 9/30/26, Callable 9/30/21 @ 102.94 (i)	5,000	5,257
Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	5,000	4,947
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 10/15/20 @ 103.13 (e)(i)	3,000	2,470
Reynolds Group Issuer, Inc., 7.00%, 7/15/24, Callable 12/6/19 @ 103.5 (i)	3,250	3,368
Sealed Air Corp., 6.88%, 7/15/33 (i)	3,000	3,508
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25, Callable 6/15/20 @ 105.63 (i)	5,000	4,284
United States Steel Corp., 6.25%, 3/15/26, Callable 3/15/21 @ 103.13 (e)	7,000	5,867
Venator Finance SARL/Venator Materials LLC, 5.75%, 7/15/25, Callable 7/15/20 @ 104.31 (i)	5,000	4,023
Warrior Met Coal LLC, 8.00%, 11/1/24, Callable 11/1/20 @ 104 (i)	7,000	7,131
		94,840

Real Estate (0.8%):
CBL & Associates LP, 4.60%, 10/15/24, Callable 7/15/24 @ 100	5,000	3,170
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	3,000	3,250
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.00%, 4/15/23, Callable 12/6/19 @ 103 (e)(i)	1,000	952
8.25%, 10/15/23, Callable 12/6/19 @ 104.13 (e)	2,000	1,714
7.13%, 12/15/24, Callable 12/15/19 @ 105.34 (e)(i)	3,000	2,486
Washington Prime Group LP, 5.95%, 8/15/24, Callable 6/15/24 @ 100 (e)	5,000	4,800
		16,372

Utilities (1.7%):
Calpine Corp., 5.75%, 1/15/25, Callable 12/6/19 @ 102.88	10,000	10,261
Genesis Energy LP, 6.50%, 10/1/25, Callable 10/1/20 @ 104.88	6,000	5,703
NRG Energy, Inc.
7.25%, 5/15/26, Callable 5/15/21 @ 103.63	1,500	1,645
5.75%, 1/15/28, Callable 1/15/23 @ 102.88	3,000	3,266
Talen Energy Supply LLC, 7.25%, 5/15/27, Callable 5/15/22 @ 103.63 (i)	3,000	2,992
Vistra Energy Corp., 5.88%, 6/1/23, Callable 12/6/19 @ 101.96	5,000	5,114
Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.5 (i)	5,000	5,178
		34,159
Total Corporate Bonds (Cost $1,125,368)		1,106,908

Yankee Dollars (18.7%)
Communication Services (2.0%):
Altice France SA
7.38%, 5/1/26, Callable 5/1/21 @ 103.69 (i)	10,000	10,707
8.13%, 2/1/27, Callable 2/1/22 @ 106.09 (i)	4,000	4,436
Altice Luxembourg SA
7.63%, 2/15/25, Callable 2/15/20 @ 103.81 (i)	7,000	7,230
10.50%, 5/15/27, Callable 5/15/22 @ 105.25 (i)	5,000	5,648
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 5/25/24, Callable 5/25/21 @ 104.38 (i)	5,000	4,742
Digicel Ltd., 6.00%, 4/15/21, Callable 12/6/19 @ 100 (i)	3,500	2,610

Security Description	Principal Amount	Value
Telecom Italia Capital SA, 7.20%, 7/18/36	$5,000	$5,856
		41,229

Consumer Discretionary (0.6%):
Brookfield Residential Properties, Inc., 6.38%, 5/15/25, Callable 5/15/20 @ 103.19 (i)	3,000	3,123
Cirsa Finance International S.A.R.L, 7.88%, 12/20/23, Callable 6/20/20 @ 103.94 (i)	2,702	2,860
IHO Verwaltungs GMBH, 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 PIK (i)(t)	3,000	3,081
Mattamy Group Corp.
6.88%, 12/15/23, Callable 12/15/19 @ 103.44 (i)	1,750	1,816
6.50%, 10/1/25, Callable 10/1/20 @ 104.88 (i)	1,250	1,327
		12,207

Consumer Staples (1.0%):
Avon International Capital PLC, 6.50%, 8/15/22, Callable 12/6/19 @ 103.94 (i)	7,000	7,254
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38 (i)	6,000	6,614
Minerva Luxembourg SA, 5.88%, 1/19/28, Callable 1/19/23 @ 102.94 (i)	3,000	3,060
NBM US Holdings, Inc., 7.00%, 5/14/26, Callable 5/14/22 @ 103.5	800	848
		17,776

Energy (2.8%):
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 6/1/28 (i)	3,060	3,351
Meg Energy Corp., 7.00%, 3/31/24, Callable 12/6/19 @ 102.33 (e)(i)	8,000	7,543
Noble Holding International Ltd., 7.95%, 4/1/25, Callable 1/1/25 @ 100 (e)	5,000	2,835
Petrobras Global Finance BV, 5.75%, 2/1/29	4,093	4,551
Petroleos Mexicanos
6.50%, 3/13/27	10,000	10,603
6.84%, 1/23/30, Callable 10/23/29 @ 100 (i)	6,000	6,402
Tecpetrol SA, 4.88%, 12/12/22, Callable 12/12/20 @ 102.44 (e)(i)	5,000	4,618
Transocean, Inc.
9.00%, 7/15/23, Callable 7/15/20 @ 104.5 (i)	4,000	4,064
7.50%, 1/15/26, Callable 1/15/21 @ 105.63 (i)	4,000	3,561
7.50%, 4/15/31	3,750	2,511
Transportadora de Gas del Sur SA, 6.75%, 5/2/25, Callable 5/2/22 @ 103.38 (e)(i)	5,000	4,193
		54,232

Financials (3.7%):
Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75 (i)	4,000	4,258
Altice Finco SA, 7.63%, 2/15/25, Callable 2/15/20 @ 103.81 (i)	2,000	2,051
BBVA Bancomer SA, 5.88%(H15T5Y+431bps), 9/13/34, Callable 9/13/29 @ 100 (b)(i)	4,500	4,572
Deutsche Bank AG
4.50%, 4/1/25 (e)	5,000	4,870
4.30%(USSW5+225bps), 5/24/28, Callable 5/24/23 @ 100 (b)	2,000	1,896
4.87%(USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100 (b)(e)	13,000	11,894
Intelsat Jackson Holdings SA
5.50%, 8/1/23, Callable 12/6/19 @ 101.83	5,000	4,673
8.50%, 10/15/24, Callable 10/15/20 @ 106.38 (i)	5,000	5,038
9.75%, 7/15/25, Callable 7/15/21 @ 104.88 (i)	5,000	5,195
QBE Capital Funding Ltd., 7.25%(USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (b)(i)	5,000	5,288
Royal Bank of Scotland Group PLC, 4.42%(LIBOR03M+232bps), Callable 9/30/27 @ 100 (b)(h)	5,000	4,865
Schahin II Finance Co. SPV Ltd.

Security Description	Principal Amount	Value
8.00%, 5/25/20 PIK (g)(i)(u)	$135	$125
5.88%, 9/25/22 PIK (l)(q)(u)	5,212	390
Transcanada Trust, 5.63%(LIBOR03M+353bps), 5/20/75, Callable 5/20/25 @ 100 (b)	10,000	10,535
UniCredit SpA, 7.30%(USISDA05+491bps), 4/2/34, Callable 4/2/29 @ 100 (b)(i)	10,000	11,521
		77,171

Health Care (1.7%):
Bausch Health Cos., Inc.
6.13%, 4/15/25, Callable 4/15/20 @ 103.06 (i)	15,000	15,594
7.25%, 5/30/29, Callable 5/30/24 @ 103.63 (i)	5,000	5,516
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 3/1/28, Callable 12/1/27 @ 100 (e)	10,000	8,981
4.10%, 10/1/46	5,000	3,414
		33,505

Industrials (1.6%):
Bombardier, Inc.
7.50%, 12/1/24, Callable 12/1/20 @ 105.63 (i)	2,500	2,426
7.50%, 3/15/25, Callable 3/15/20 @ 103.75 (e)(i)	17,000	16,258
7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (i)	3,000	2,823
Latam Airlines Pass Through Trust B, 4.50%, 8/15/25	3,187	3,192
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.38%, 1/15/22, Callable 12/9/19 @ 101.84 (i)	2,000	1,184
Norwe Air Shuttle ASA, 7.50%, 5/10/25 (i)	3,857	3,858
		29,741

Materials (3.8%):
Alcoa Nederland Holding, 6.13%, 5/15/28, Callable 5/15/23 @ 103.06 (i)	4,000	4,312
ArcelorMittal, 7.00%, 10/15/39	10,000	12,239
ARD Securities Finance SARL, 8.75%, 1/31/23, Callable 11/18/19 @ 104.38 PIK (e)(i)(v)	3,418	3,559
Ardagh Packaging Finance PLC/Holdings USA, Inc., 6.00%, 2/15/25, Callable 2/15/20 @ 104.5 (i)	3,000	3,151
Eldorado Gold Corp., 9.50%, 6/1/24, Callable 12/1/21 @ 107.13 (i)	3,000	3,240
First Quantum Minerals Ltd.
7.50%, 4/1/25, Callable 4/1/20 @ 105.63 (i)	10,000	10,011
6.88%, 3/1/26, Callable 3/1/21 @ 105.16 (i)	3,000	2,935
Infrabuild Australia Pty Ltd., 12.00%, 10/1/24, Callable 10/1/21 @ 109 (i)	3,000	3,060
Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100	3,000	3,072
Mineral Resources Ltd., 8.13%, 5/1/27, Callable 5/1/22 @ 106.09 (i)	3,000	3,148
New Gold, Inc., 6.38%, 5/15/25, Callable 5/15/20 @ 104.78 (e)(i)	1,394	1,326
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	3,200	3,925
Starfruit Finco BV/Starfruit US Holdco LLC, 8.00%, 10/1/26, Callable 10/1/21 @ 104 (e)(i)	5,000	5,025
Teck Resources Ltd., 6.13%, 10/1/35	10,000	11,294
Vedanta Resources Ltd.
8.25%, 6/7/21 (i)	5,000	5,206
6.38%, 7/30/22 (i)	3,000	2,971
		78,474

Sovereign Bond (0.2%):
Bahamas Government International Bond, 6.00%, 11/21/28, Callable 8/21/28 @ 100 (i)	3,000	3,255

Utilities (1.3%):
AES Gener SA, 7.13%(USSW5+464bps), 3/26/79, Callable 4/7/24 @ 100 (b)(i)	5,000	5,197

Security Description	Shares or Principal Amount	Value
Electricite de France SA, 5.25%(USSW10+371bps), Callable 1/29/23 @ 100 (b)(i)(h)	$10,000	$10,336
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27 (i)(k)	2,500	2,574
ENEL SpA, 8.75%(USSW5+588bps), 9/24/73, Callable 9/24/23 @ 100 (b)(i)	8,975	10,533
		28,640

Total Yankee Dollars (Cost $358,979)		376,230

Municipal Bonds (0.4%)
Illinois (0.1%):
City of Chicago, GO, Series B, 7.05%, 1/1/29	2,000	2,218

New Jersey (0.3%):
Economic Development Authority Revenue, Series C, 5.71%, 6/15/30	2,500	3,066
South Jersey Transportation Authority Revenue
Series B, 3.26%, 11/1/27	500	501
Series B, 3.36%, 11/1/28	1,375	1,376
		4,943
Total Municipal Bonds (Cost $6,375)		7,161

U.S. Government Agency Mortgages (0.4%)
Federal Home Loan Mortgage Corp.
Series K052, Class A2, 3.15%, 11/25/25	5,000	5,304
Series K153, Class A3, 3.12%, 10/25/31 (a)	2,428	2,581
		7,885
Total U.S. Government Agency Mortgages (Cost $7,528)		7,885

U.S. Treasury Obligations (0.0%)(j)
U.S. Treasury Notes, 2.00%, 2/15/25	550	562
Total U.S. Treasury Obligations (Cost $544)		562

Exchange-Traded Funds (5.4%)
iShares iBoxx High Yield Corporate Bond ETF	633,661	55,008
SPDR Bloomberg Barclays High Yield Bond ETF	487,977	52,794
Total Exchange-Traded Funds (Cost $104,448)		107,802

Commercial Papers (7.7%)
Cabot Corp., 2.04%, 11/1/19 (m)	18,415	18,413
Diageo Caipital PLC, 2.00%, 11/4/19 (m)	20,000	19,996
Enbridge US, Inc., 2.07%, 11/14/19 (m)	12,725	12,715
Fortive Corp., 2.03%, 11/22/19 (m)	16,700	16,679
Glencore Funding LLC, 2.03%, 11/7/19 (m)	9,300	9,296
HCP, Inc., 2.14%, 11/19/19 (m)	20,000	19,978
Jabil, Inc., 2.54%, 11/27/19 (m)	15,000	14,971
Mylan, Inc., 2.54%, 11/22/19 (m)	10,400	10,384
Newell Rubbermaid, Inc., 2.65%, 11/4/19 (m)	13,100	13,096
Sherwin-Williams Co.
1.59%, 11/4/19 (m)	4,900	4,899
1.61%, 11/12/19 (m)	5,000	4,997
Spire, Inc., 2.06%, 11/12/19 (m)	10,000	9,993
Total Commercial Papers (Cost $155,434)		155,417
Warrants (0.0%)(j)
Energy (0.0%):(j)
Sabine Oil & Gas Holdings, Inc.(q)	1,565	16
Sabine Oil & Gas Holdings, Inc.(q)	8,791	132
SandRidge Energy, Inc.(q)	13,764	—	(c)

Security Description	Shares	Value
SandRidge Energy, Inc.	5,795	—	(c)
		148
Total Warrants (Cost $—)		148

Collateral for Securities Loaned^ (3.5%)
HSBC U.S. Government Money Market Fund, I Shares, 1.74%(n)	18,139,157	18,139
Invesco Government & Agency Portfolio, Institutional Shares, 1.70%(n)	24,293,8088	24,294
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.72%(n)	27,604,975	27,605
Total Collateral for Securities Loaned (Cost $70,038)		70,038
Total Investments (Cost $2,067,563) — 102.6%		2,067,252
Liabilities in excess of other assets — (2.6)%		(52,473)
NET ASSETS - 100.00%		$2,014,779

^	Purchased with cash collateral from securities on loan.
(a)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2019.

(b)	Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2019.
(c)	Rounds to less than $1 thousand.
(d)	Non-income producing security.
(e)	All or a portion of this security is on loan.
(f)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(g)	Security was fair valued based using significant unobservable inputs as of October 31, 2019.
(h)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of October 31, 2019, the fair value of these securities was $748,378 (thousands) and amounted to 37.1% of net assets.

(j)	Amount represents less than 0.05% of net assets.
(k)	Security purchased on a when-issued basis.
(l)	Defaulted security.
(m)	Rate represents the effective yield at October 31, 2019.
(n)	Rate disclosed is the daily yield on October 31, 2019.
(o)	Security is interest only.
(p)

The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(q)	Security deemed illiquid by the Advisor based upon procedures approved by the Board of Trustees.
(r)	At October 31, 2019, the issuer was in bankruptcy.
(s)

Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(t)	7.125% of coupon is paid in kind.
(u)	All of the coupon is paid in kind.
(v)	Up to 8.75% of the coupon may be paid in kind.

ADR—American Depositary Receipt

bps—Basis points

ETF—Exchange-Traded Fund

GO—General Obligation

H15T5Y—5 Year Treasury Constant Maturity Rate

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of October 31, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of October 31, 2019, based on the last reset date of the security

LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of October 31, 2019, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PIK—Paid In-Kind security

PLC—Public Limited Company

USISDA05—5 Year ICE Swap Rate

USSW10—USD 10 Year Swap Rate

USSW5—USD 5 Year Swap Rate

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Income Fund	October 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (4.7%)
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D, 2.71%, 9/8/22, Callable 2/8/21 @ 100	$9,650	$9,717
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class D, 3.65%, 5/9/22, Callable 10/8/20 @ 100	5,000	5,065
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, 9/18/23, Callable 2/18/22 @ 100	5,000	5,030
AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C, 3.59%, 6/18/24, Callable 12/18/22 @ 100	4,000	4,134
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class C, 4.94%, 6/20/22(a)	2,827	2,903
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class B, 3.36%, 11/20/22(a)	6,000	6,084
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class B, 4.27%, 3/20/25(a)	5,250	5,586
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25(a)	7,500	7,797
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class B, 2.65%, 3/20/26(a)	12,500	12,477
BCC Funding Corp. LLC, Series 2019-1A, Class A2, 2.48%, 8/20/24, Callable 8/20/23 @ 100(a)	10,000	10,005
BCC Funding LLC, Series 2016-1, Class D, 4.78%, 8/20/22, Callable 5/20/20 @ 100(a)	1,951	1,977
California Republic Auto Receivables Trust, Series 2017-1, Class B, 2.91%, 12/15/22, Callable 4/15/21 @ 100	6,500	6,544
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 12/19/21 @ 100(a)	1,250	1,286
Centre Point Funding LLC, Series 2012-2A, Class 1, 2.61%, 8/20/21(a)	843	841
Chesapeake Funding LLC, Series 2018-2A, Class B, 3.52%, 8/15/30, Callable 7/15/21 @ 100(a)	6,000	6,138
Chesapeake Funding LLC, Series 2018-3A, Class C, 3.81%, 1/15/31, Callable 12/15/21 @ 100(a)	6,000	6,197
CIT Education Loan Trust, Series 2007-1, Class B, 2.41%(LIBOR03M+30bps), 6/25/42, Callable 12/25/30 @ 100(a)(b)	4,854	4,614
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84%, 6/16/25, Callable 11/15/24 @ 100(a)	2,500	2,519
Credit Acceptance Auto Loan Trust, Series 2017-2, Class C, 3.35%, 6/15/26, Callable 1/15/21 @ 100(a)	4,850	4,895
Element Rail Leasing LLC, Series 2014-1A, Class A2, 3.67%, 4/19/44, Callable 4/19/21 @ 100(a)	25,000	25,226
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100(a)	5,625	5,679
Flagship Credit Auto Trust, Series 2016-4, Class D, 3.89%, 11/15/22, Callable 5/15/21 @ 100(a)	6,795	6,939
Hertz Vehicle Financing LLC, Series 2018-3, Class A, 4.03%, 7/25/24(a)	5,000	5,270
Hertz Vehicle Financing LP, Series 2017-2A, Class A, 3.29%, 10/25/23(a)	8,667	8,887
Hertz Vehicle Financing LP, Series 2016-4A, Class A, 2.65%, 7/25/22(a)	3,000	3,014
Hertz Vehicle Financing LP, Series 2019-1A, Class B, 4.10%, 3/25/23(a)	6,250	6,446

Security Description	Principal Amount	Value
HPEFS Equipment Trust, Series 2019-1, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100(a)	$2,700	$2,708
InSite Issuer LLC, Series 2018-1A, Class A, 4.10%, 12/15/48, Callable 7/15/24 @ 100(a)	8,000	8,409
MMAF Equipment Finance LLC, Series 2015-A, Class A5, 2.49%, 2/19/36, Callable 11/16/23 @ 100(a)	9,009	9,042
MMAF Equipment Finance LLC, Series 2017-A, Class A5, 2.68%, 7/16/27, Callable 8/16/30 @ 100(a)	2,750	2,798
Navient Student Loan Trust, Series 2015-2, Class B, 3.32%(LIBOR01M+150bps), 8/25/50, Callable 2/25/28 @ 100(b)	3,000	2,952
Navient Student Loan Trust, Series 2018-2A, Class B, 2.97%(LIBOR01M+115bps), 3/25/67, Callable 3/25/33 @ 100(a)(b)	3,500	3,559
Nelnet Student Loan Trust, Series 2005-4, Class B, 2.44%(LIBOR03M+28bps), 9/22/35(b)	1,240	1,174
NP SPE LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47, Callable 10/20/27 @ 100(a)	15,625	16,686
OneMain Direct Auto Receivables Trust, Series 2017-2, Class C, 2.82%, 7/15/24, Callable 8/14/20 @ 100(a)	8,500	8,521
OSCAR US Funding Trust LLC, Series 2018-1A, Class A4, 3.50%, 5/12/25(a)	4,760	4,888
OSCAR US Funding Trust LLC, Series 2018-2A, Class A4, 3.63%, 9/10/25(a)	12,000	12,410
Project Silver, Series 2019-1, Class A, 3.97%, 7/15/44(a)	4,904	4,979
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	15,545	17,302
Renew, Series 2018-1, Class A, 3.95%, 9/20/53, Callable 4/20/27 @ 100(a)	5,622	5,878
Renew, Series 2017-2, Class A, 3.22%, 9/22/53, Callable 2/20/27 @ 100(a)	1,383	1,459
Santander Drive Auto Receivables Trust, Series 2016-2, Class D, 3.39%, 4/15/22, Callable 10/15/20 @ 100	16,400	16,531
Sapphire Aviation Finance Ltd., Series 2018-1A, Class A, 4.25%, 3/15/40(a)	4,336	4,445
SCF Equipment Leasing LLC, Series 2019-1A, Class B, 3.49%, 1/20/26, Callable 4/20/20 @ 100(a)	6,000	6,158
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 11/20/19 @ 100(a)	3,377	3,421
SLM Student Loan Trust, Series 2012-6, Class B, 2.82%(LIBOR01M+100bps), 4/27/43, Callable 1/25/27 @ 100(b)	20,862	19,734
SLM Student Loan Trust, Series 2007-7, Class B, 2.69%(LIBOR03M+75bps), 10/27/70, Callable 1/25/23 @ 100(b)	5,740	5,258
SLM Student Loan Trust, Series 2006-9, Class B, 2.17%(LIBOR03M+23bps), 1/25/41, Callable 1/25/32 @ 100(b)	5,105	4,696
SLM Student Loan Trust, Series 2006-10, Class B, 2.16%(LIBOR03M+22bps), 3/25/44, Callable 1/25/32 @ 100(b)	2,146	1,969
SLM Student Loan Trust, Series 2005-9, Class B, 2.24%(LIBOR03M+30bps), 1/25/41, Callable 10/25/30 @ 100(b)	1,603	1,509
SLM Student Loan Trust, Series 2003-14, Class B, 2.49%(LIBOR03M+55bps), 10/25/65, Callable 1/25/29 @ 100(b)	1,781	1,682
SLM Student Loan Trust, Series 2007-1, Class B, 2.16%(LIBOR03M+22bps), 1/27/42, Callable 10/25/28 @ 100(b)	7,429	6,889
Start Ltd., Series 2018-1, Class A, 4.09%, 5/15/43, Callable 5/15/25 @ 100(a)	7,572	7,758
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	18,417	19,165

Security Description	Principal Amount	Value
Tesla Auto Lease Trust, Series 2018-A, Class B, 2.75%, 2/20/20, Callable 3/20/20 @ 100(a)	$855	$856
TRIP Rail Master Funding LLC, Series 2014-1A, Class A2, 4.09%, 4/15/44, Callable 7/15/21 @ 100(a)	10,000	10,182
TRIP Rail Master Funding LLC, Series 2017-1A, Class A2, 3.74%, 8/15/47, Callable 4/15/24 @ 100(a)	3,334	3,407
VB-S1 Issuer LLC, Series 2018-1A, Class C, 3.41%, 2/15/48, Callable 2/15/22 @ 100(a)	7,850	7,956
Westlake Automobile Receivables Trust, Series 2018-2, Class D, 4.00%, 1/16/24, Callable 11/15/21 @ 100(a)	4,000	4,110
Westlake Automobile Receivables Trust, Series 2016-2, Class E, 6.41%, 5/15/23, Callable 12/15/19 @ 100(a)	4,500	4,516
World Omni Auto Receivables Trust, Series 2018-D, Class C, 3.87%, 8/15/25, Callable 9/15/22 @ 100	4,000	4,226
Total Asset Backed Securities (Cost $393,830)		402,503

Collateralized Mortgage Obligations (5.9%)
AMMC CLO Ltd., Series 2016-19A, Class AR, 3.14%(LIBOR03M+114bps), 10/16/28, Callable 7/15/20 @ 100(a)(b)	3,500	3,500
ARES CLO Ltd., Series 2019-52A, Class A2, 3.60%(LIBOR03M+165bps), 4/22/31, Callable 4/22/21 @ 100(a)(b)	4,000	3,973
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(a)	9,027	9,477
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.66%, 7/10/44(c)	1,937	591
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 3.08%(LIBOR01M+108bps), 10/15/36(a)(b)	6,172	6,189
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class C, 4.14%, 10/15/34(a)	2,125	2,225
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class B, 3.83%, 10/15/34(a)	10,000	10,422
CIFC Funding Ltd., Series 2017-I, Class B, 3.67%(LIBOR03M+170bps), 4/23/29, Callable 1/21/20 @ 100(a)(b)	3,500	3,475
CIFC Funding Ltd., Series 2018-I, Class B, 3.40%(LIBOR03M+140bps), 4/18/31, Callable 4/18/20 @ 100(a)(b)	3,250	3,178
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/24(a)	8,100	8,688
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AS, 3.02%, 8/10/56	10,339	10,625
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class AS, 3.79%, 9/15/50(c)	9,500	10,271
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class AS, 3.86%, 7/10/47	4,000	4,251
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, 7/10/47	8,395	8,859
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.62%, 7/10/47	2,500	2,668
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48(c)	6,300	6,831
COMM Mortgage Trust, Series 2012-CCRE4, Class XA, 1.70%, 10/15/45(c)	54,698	2,117

Security Description	Principal Amount	Value
COMM Mortgage Trust, Series 2012-CCRE3, Class AM, 3.42%, 10/15/45(a)	$5,925	$6,074
COMM Mortgage Trust, Series 2012-CCRE1, Class XA, 1.86%, 5/15/45(c)	34,919	1,331
COMM Mortgage Trust, Series 2014-CCRE19, Class A5, 3.80%, 8/10/47	5,000	5,356
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50(c)	2,000	2,187
COMM Mortgage Trust, Series 2015-PC1, Class A5, 3.90%, 7/10/50	15,000	16,229
COMM Mortgage Trust, Series 2014-CCRE19, Class AM, 4.08%, 8/10/47	7,500	8,017
COMM Mortgage Trust, Series 2012-CCRE4, Class AM, 3.25%, 10/15/45(n)	8,600	8,654
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36(a)	2,500	2,530
Deutsche Bank Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36(a)	4,750	4,863
Dryden CLO Ltd., Series 2017-53A, Class B, 3.40%(LIBOR03M+140bps), 1/15/31, Callable 1/15/20 @ 100(a)(b)	6,400	6,272
Dryden CLO Ltd., Series 2018-57A, Class A, 3.17%(LIBOR03M+101bps), 5/15/31, Callable 5/15/20 @ 100(a)(b)	2,500	2,467
Dryden CLO Ltd., Series 2018-58A, Class B, 3.50%(LIBOR03M+150bps), 7/17/31, Callable 7/17/20 @ 100(a)(b)	5,000	4,871
Dryden Senior Loan Fund, Series 2016-43A, Class BR, 3.72%(LIBOR03M+175bps), 7/20/29, Callable 7/20/20 @ 100(a)(b)	4,000	3,986
Dryden Senior Loan Fund, Series 2015-37A, Class AR, 3.10%(LIBOR03M+110bps), 1/15/31, Callable 1/15/20 @ 100(a)(b)	10,000	9,887
Eaton Vance CLO Ltd., Series 2015-1, Class A2R, 3.22%(LIBOR03M+125bps), 1/20/30, Callable 1/20/20 @ 100(a)(b)	10,000	9,668
FREMF Mortgage Trust, Series 2019-K99, Class B, 3.77%, 9/25/29(a)(c)	10,000	10,436
GE Commercial Mortgage Corp Series Trust, Series 2007-C1, Class AM, 5.61%, 12/10/49(c)	975	827
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class A, 3.49%(LIBOR03M+130bps), 10/20/32, Callable 10/20/21 @ 100(a)(b)	5,000	4,991
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class B, 3.99%(LIBOR03M+180bps), 10/20/32, Callable 10/20/21 @ 100(a)(b)	2,000	1,996
Grippen Park CLO Ltd., Series 2017-1A, Class A, 3.23%(LIBOR03M+126bps), 1/20/30, Callable 1/20/20 @ 100(a)(b)	10,000	10,012
GS Mortgage Securities Corp., Series 2013-GC10, Class AS, 3.28%, 2/10/46	5,000	5,164
GS Mortgage Securities Corp., Series 2013-GC10, Class B, 3.68%, 2/10/46(a)	10,000	10,352
GS Mortgage Securities Corp., Series 2005-ROCK, Class X1, 0.21%, 5/3/32(a)(c)(n)	190,667	2,670
GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.24%, 8/10/46	5,000	5,367
GS Mortgage Securities Trust, Series 2012-GCJ7, Class XA, 2.16%, 5/10/45(c)	23,191	750
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	3,998	4,075
GS Mortgage Securities Trust, Series 2015-GC32, Class A4, 3.76%, 7/10/48	6,000	6,473
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class B, 4.82%, 5/15/45(c)	10,697	11,261

Security Description	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class C, 5.60%, 11/15/43(a)(c)	$15,000	$15,473
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CIBX, Class AS, 4.27%, 6/15/45	10,000	10,491
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class AS, 4.44%, 2/15/47, Callable 2/11/24 @ 100(c)	9,000	9,711
Loomis Sayles CLO Ltd., Series 2015-2A, Class A1R, 2.90%(LIBOR03M+90bps), 4/15/28, Callable 1/15/20 @ 100(a)(b)	5,000	4,982
Madison Park Funding Ltd., Series 2018-27A, Class A2, 3.32%(LIBOR03M+135bps), 4/20/30, Callable 4/20/20 @ 100(a)(b)	5,320	5,210
Magnetite Ltd., Series 2012-7A, Class A1R2, 2.80%(LIBOR03M+80bps), 1/15/28, Callable 1/15/20 @ 100(a)(b)	5,000	4,980
Morgan Stanley Bank of America Merrill Lynch Trust, Series C9, Class AS, 3.46%, 5/15/46	3,200	3,315
Morgan Stanley Capital Trust, Series 2011-C2, Class B, 5.20%, 6/15/44(a)(c)	2,750	2,811
Morgan Stanley Capital Trust, Series 2012-C4, Class AS, 3.77%, 3/15/45	3,000	3,100
Morgan Stanley Capital Trust, Series 2015-MS1, Class AS, 4.03%, 5/15/48(c)	7,000	7,536
Oaktree EIF Ltd., Series 2016-IIIA, Class B, 3.97%(LIBOR03M+200bps), 10/20/27, Callable 4/20/20 @ 100(a)(b)	10,000	10,007
Octagon Investment Partners Ltd., Series 2015-1A, Class A1R, 2.85%(LIBOR03M+85bps), 7/15/27, Callable 1/15/20 @ 100(a)(b)	10,000	9,981
Palmer Square Loan Funding Ltd., Series 2019-2, Class B, 4.22%(LIBOR03M+225bps), 4/20/27, Callable 7/20/20 @ 100(a)(b)	4,500	4,439
Race Point CLO Ltd., Series 2016-10A, Class A1R, 3.04%(LIBOR03M+110bps), 7/25/31, Callable 7/25/20 @ 100(a)(b)	4,500	4,444
Sound Point CLO Ltd., Series 2013-2RA, Class B, 3.45%(LIBOR03M+145bps), 4/15/29, Callable 1/15/20 @ 100(a)(b)	5,000	4,954
Stewart Park CLO Ltd., Series 2015-1A, Class A2R, 3.25%(LIBOR03M+125bps), 1/15/30, Callable 1/15/20 @ 100(a)(b)	7,000	6,773
TIAA CLO Ltd., Series 2017-1A, Class B, 3.67%(LIBOR03M+170bps), 4/20/29, Callable 1/20/20 @ 100(a)(b)	7,000	6,949
Trinitas CLO Ltd., Series 2017-6A, Class AR, 3.45%(LIBOR03M+117bps), 7/25/29(a)(b)	10,000	9,997
Trinitas CLO Ltd., Series 2016-5A, Class AR, 3.33%(LIBOR03M+139bps), 10/25/28, Callable 4/25/20 @ 100(a)(b)	9,750	9,753
Trinitas CLO Ltd., Series 2018-9A, Class B1, 3.92%(LIBOR03M+195bps), 1/20/32, Callable 1/20/21 @ 100(a)(b)	7,600	7,560
UBS Commercial Mortgage Trust, Series 2012-C1, Class AS, 4.17%, 5/10/45	9,375	9,761
UBS Commercial Mortgage Trust, Series 2012-C1, Class B, 4.82%, 5/10/45	15,000	15,768
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.08%, 5/10/45(a)(c)(n)	47,337	1,892
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class ASEC, 4.18%, 5/10/63(a)	2,313	2,405
Venture CLO Ltd., Series 2014-16A, Class ARR, 2.85%(LIBOR03M+85bps), 1/15/28, Callable 1/15/20 @ 100(a)(b)	10,000	9,960
Voya CLO Ltd., Series 2017-1, Class A2, 3.60%(LIBOR03M+160bps), 4/17/30, Callable 1/17/20 @ 100(a)(b)	3,000	2,954
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA, 1.76%, 10/15/45(a)(c)(n)	25,179	1,051

Security Description	Shares or Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48	$7,000	$7,461
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AS, 4.09%, 6/15/45(c)	10,000	10,401
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class AS, 3.35%, 5/15/45	5,000	5,182
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45	5,000	5,136
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class B, 5.23%, 6/15/44(a)(c)	6,500	6,787
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class A3, 3.65%, 12/15/46	20,000	20,224
Total Collateralized Mortgage Obligations (Cost $493,645)		505,554

Common Stocks (0.3%)
Communication Services (0.0%): (d)
AT&T, Inc.	44,050	1,695
Verizon Communications, Inc.	21,000	1,270
		2,965
Consumer Staples (0.00%): (d)
Kimberly-Clark Corp.	24,000	3,190

Energy (0.12%):
BP PLC, ADR	107,500	4,075
Chevron Corp.	23,780	2,762
Royal Dutch Shell PLC, ADR	55,000	3,188
		10,025
Financials (0.09%):
Bank of Montreal	50,000	3,699
Canadian Imperial Bank of Commerce	25,000	2,132
MFA Financial, Inc.	199,850	1,517
		7,348
Utilities (0.0%):(d)
Dominion Resources, Inc.	15,200	1,255
The Southern Co.	27,500	1,723
		2,978
Total Common Stocks (Cost $21,001)		26,506

Preferred Stocks (0.8%)
Consumer Staples (0.3%):
CHS, Inc., Series 1, cumulative redeemable, 7.88%(e)	200,000	5,522
Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(a)(e)	172,520	17,252
		22,774
Financials(d) (0.0%(d)):
Citigroup Capital, 8.31%(LIBOR03M+637bps), 10/30/40(b)	40,000	1,092

Real Estate (0.4%):
Equity Residential, Series K, cumulative redeemable, 8.29%(e)	111,611	7,031
Mid-America Apartment Communities, Inc., Series I, cumulative redeemable, 8.50%(e)	219,731	14,507

Security Description	Shares or Principal Amount	Value
Prologis, Inc., Series Q, cumulative redeemable, 8.54%(e)(l)	284,623	$19,644
		41,182
Utilities (0.1%):
Entergy Texas, Inc., 5.63%, 6/1/64(f)	200,000	5,650
Total Preferred Stocks (Cost $58,021)		70,698

Senior Secured Loans (0.6%)
1011778 BC ULC, 1st Lien Term Loan B, 4.04%(LIBOR01M+225bps), 2/17/24, Callable 12/5/19 @ 100(b)	$4,239	4,243
Calpine Corp., 1st Lien Term Loan B, 4.61%(LIBOR03M+250bps), 1/15/24, Callable 12/5/19 @ 100(b)	4,800	4,795
CSC Holdings LLC, 1st Lien Term Loan, 4.17%(LIBOR01M+225bps), 7/17/25, Callable 12/5/19 @ 100(b)	2,399	2,385
Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 4.29%(LIBOR01M+250bps), 8/16/23, Callable 12/5/19 @ 100(b)	7,451	7,286
Kloeckner Pentaplast of America, Inc., 1st Lien Term Loan B, 6.18%(LIBOR03M+425bps), 6/30/22, Callable 12/5/19 @ 100(b)	2,685	2,202
McGraw-Hill Global Education Holdings LLC, 1st Lien Term Loan B, 5.79%(LIBOR01M+400bps), 5/4/22, Callable 12/5/19 @ 100(b)	3,358	3,061
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 4.54%(LIBOR01M+275bps), 2/5/23, Callable 12/5/19 @ 100(b)	8,564	8,558
Solera LLC, 1st Lien Term Loan B, 4.54%(LIBOR01M+275bps), 3/3/23, Callable 12/5/19 @ 100(b)(g)	7,220	7,150
Sprint Communications, Inc., 1st Lien Term Loan B, 4.81%(LIBOR01M+300bps), 2/3/24, Callable 12/5/19 @ 100(b)	7,196	7,148
Terex Corp. 1st Lien Term Loan, 3.79%(LIBOR01M+200bps), 1/31/24, Callable 12/5/19 @ 100(b)	4,789	4,775
Uniti Group, Inc. 1st Lien Term Loan B, 6.79%(LIBOR01M+500bps), 10/24/22, Callable 12/5/19 @ 100(b)	4,311	4,144
Total Senior Secured Loans (Cost $56,785)		55,747

Corporate Bonds (47.4%)
Communication Services (2.6%):
Activision Blizzard, Inc., 3.40%, 9/15/26, Callable 6/15/26 @ 100	7,500	7,887
AT&T, Inc.
4.50%, 5/15/35, Callable 11/15/34 @ 100	25,000	27,492
5.25%, 3/1/37, Callable 9/1/36 @ 100	10,000	11,794
4.85%, 3/1/39, Callable 9/1/38 @ 100	5,000	5,670
CBS Corp., 4.20%, 6/1/29, Callable 3/1/29 @ 100	10,000	10,858
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26, Callable 2/15/21 @ 102.88 (a)	5,000	5,288
CenturyLink, Inc.
5.80%, 3/15/22	10,000	10,563
6.75%, 12/1/23	2,000	2,227
Charter Communications Operating LLC, 6.38%, 10/23/35, Callable 4/23/35 @ 100	20,000	24,562
Comcast Corp., 3.90%, 3/1/38, Callable 9/1/37 @ 100	15,000	16,527
Crown Castle Towers LLC, 3.22%, 5/15/42, Callable 5/15/21 @ 100 (a)	10,000	10,104
CSC Holdings LLC
5.50%, 4/15/27, Callable 4/15/22 @ 102.75 (a)	3,000	3,183

Security Description	Principal Amount	Value
5.75%, 1/15/30, Callable 1/15/25 @ 102.88 (a)	$10,000	$10,503
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100	15,000	15,810
Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100 (a)	7,600	8,652
Qwest Corp., 6.75%, 12/1/21	5,000	5,389
Sirius XM Radio, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69 (a)	5,000	5,274
Sprint Corp., 7.25%, 9/15/21	2,250	2,402
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, 4.74%, 9/20/29 (a)	19,500	20,761
T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	2,857	3,011
Verizon Communications, Inc.
4.40%, 11/1/34, Callable 5/1/34 @ 100	10,000	11,556
4.13%, 8/15/46	5,000	5,633
		225,146
Consumer Discretionary (1.2%):
Advance Auto Parts, Inc., 4.50%, 12/1/23, Callable 9/1/23 @ 100	10,000	10,763
Amazon.com, Inc., 3.88%, 8/22/37, Callable 2/22/37 @ 100	12,000	13,689
AutoZone, Inc., 3.75%, 6/1/27, Callable 3/1/27 @ 100	5,000	5,368
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 4/1/22 @ 102.44	8,000	8,464
Horace Mann School, 3.27%, 7/1/27	2,500	2,517
KB Home
7.63%, 5/15/23, Callable 11/15/22 @ 100	4,800	5,454
4.80%, 11/15/29, Callable 5/15/29 @ 100 (g)	2,000	2,015
L Brands, Inc.
5.63%, 2/15/22	10,000	10,577
7.50%, 6/15/29, Callable 6/15/24 @ 103.75	7,667	7,613
Lennar Corp., 5.88%, 11/15/24, Callable 5/15/24 @ 100	5,000	5,579
Murphy Oil USA, Inc., 4.75%, 9/15/29, Callable 9/15/24 @ 102.38	2,000	2,087
Newell Brands, Inc., 3.85%, 4/1/23, Callable 2/1/23 @ 100	7,500	7,768
Princeton Theological Seminary, 4.11%, 7/1/23	6,080	6,500
The Art Institute of Chicago, 3.23%, 3/1/22	2,750	2,797
University of Notre Dame du Lac, 3.44%, 2/15/45	5,000	5,460
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100	1,000	1,107
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26, Callable 7/26/26 @ 100 (a)	7,105	7,271
		105,029
Consumer Staples (1.9%):
Anheuser-Busch Cos. LLC, 4.70%, 2/1/36, Callable 8/1/35 @ 100	20,000	23,222
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 4/15/38, Callable 10/15/37 @ 100	6,500	7,274
5.45%, 1/23/39, Callable 7/23/38 @ 100	5,250	6,625
BAT Capital Corp., 4.39%, 8/15/37, Callable 2/15/37 @ 100	5,000	4,933
Bunge Ltd. Finance Corp., 3.25%, 8/15/26, Callable 5/15/26 @ 100	3,000	3,010
Flowers Foods, Inc., 3.50%, 10/1/26, Callable 7/1/26 @ 100	10,000	10,247
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	4,667	5,360
Keurig Dr Pepper, Inc.
4.60%, 5/25/28, Callable 2/25/28 @ 100	7,143	8,109
4.99%, 5/25/38, Callable 11/25/37 @ 100	4,667	5,508
Kraft Heinz Foods Co.
4.88%, 2/15/25, Callable 2/15/20 @ 102.44 (a)	13,899	14,316
3.95%, 7/15/25, Callable 4/15/25 @ 100	10,000	10,534
3.75%, 4/1/30, Callable 1/1/30 @ 100 (a)	3,750	3,832
Mars, Inc., 3.88%, 4/1/39, Callable 10/1/38 @ 100 (a)	14,000	15,800
Mead Johnson Nutrition Co., 4.13%, 11/15/25, Callable 8/15/25 @ 100	3,500	3,840
PepsiCo, Inc., 4.25%, 10/22/44, Callable 4/22/44 @ 100	5,000	6,009
SC Johnson & Son, Inc., 4.35%, 9/30/44, Callable 3/30/44 @ 100 (a)	10,000	11,281

Security Description	Principal Amount	Value
Smithfield Foods, Inc.
4.25%, 2/1/27, Callable 11/1/26 @ 100 (a)	$5,000	$5,188
5.20%, 4/1/29, Callable 1/1/29 @ 100 (a)	10,000	11,056
The JM Smucker Co., 4.25%, 3/15/35	5,000	5,409
		161,553
Energy (5.9%):
Boardwalk Pipelines LP
4.95%, 12/15/24, Callable 9/15/24 @ 100	15,000	16,261
4.45%, 7/15/27, Callable 4/15/27 @ 100	10,000	10,310
Buckeye Partners LP
4.13%, 12/1/27, Callable 9/1/27 @ 100	15,000	13,831
5.60%, 10/15/44, Callable 4/15/44 @ 100	15,000	12,567
Chesapeake Energy Corp., 7.00%, 10/1/24, Callable 4/1/21 @ 103.5	5,000	3,392
Chevron Phillips Chemical Co. LLC, 3.40%, 12/1/26, Callable 9/1/26 @ 100 (a)	10,000	10,587
Columbia Pipeline Group, Inc., 4.50%, 6/1/25, Callable 3/1/25 @ 100	15,000	16,295
ConocoPhillips Co.
4.95%, 3/15/26, Callable 12/15/25 @ 100	10,000	11,513
4.15%, 11/15/34, Callable 5/15/34 @ 100	10,000	11,170
Continental Resources, Inc., 5.00%, 9/15/22, Callable 12/6/19 @ 100.83	4,042	4,073
DCP Midstream Operating LP, 5.85%(LIBOR03M+385bps), 5/21/43, Callable 5/21/23 @ 100 (a)(b)	15,000	13,533
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	10,000	9,474
Enable Oklahoma Intrastate Transmission LLC, 6.25%, 3/15/20 (a)	9,307	9,433
Energy Transfer Operating LP
4.75%, 1/15/26, Callable 10/15/25 @ 100	5,000	5,421
5.27%(LIBOR03M+302bps), 11/1/66, Callable 12/6/19 @ 100 (b)	15,010	11,261
Energy Transfer Partners LP/Regency Energy Finance, 4.50%, 11/1/23, Callable 8/1/23 @ 100	7,000	7,424
EnLink Midstream Partners LP
4.15%, 6/1/25, Callable 3/1/25 @ 100	14,000	12,649
4.85%, 7/15/26, Callable 4/15/26 @ 100	10,000	9,150
EOG Resources, Inc., 3.90%, 4/1/35, Callable 10/1/34 @ 100	10,000	11,091
EQM Midstream Partners LP, 4.00%, 8/1/24, Callable 5/1/24 @ 100	6,437	6,181
EQT Midstream Partners LP, 4.13%, 12/1/26, Callable 9/1/26 @ 100	14,000	12,746
Halliburton Co., 3.80%, 11/15/25, Callable 8/15/25 @ 100	20,000	21,108
Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	7,500	7,882
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	10,000	10,980
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	25,000	27,400
MPLX LP, 4.00%, 2/15/25, Callable 11/15/24 @ 100	7,500	7,887
Murphy Oil Corp., 5.75%, 8/15/25, Callable 8/15/20 @ 104.31	5,000	5,075
Nabors Industries, Inc., 4.63%, 9/15/21	7,000	6,492
Newfield Exploration Co.
5.63%, 7/1/24	6,730	7,375
5.38%, 1/1/26, Callable 10/1/25 @ 100	9,500	10,267
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	6,067	6,426
NuStar Logistics LP, 6.00%, 6/1/26, Callable 3/1/26 @ 100	3,500	3,762
Occidental Petroleum Corp.
3.40%, 4/15/26, Callable 1/15/26 @ 100	10,000	10,190
3.00%, 2/15/27, Callable 11/15/26 @ 100 (f)	5,000	4,964
3.50%, 8/15/29, Callable 5/15/29 @ 100	6,279	6,362
ONEOK Partners LP, 4.90%, 3/15/25, Callable 12/15/24 @ 100	10,000	11,000
Phillips 66, 4.65%, 11/15/34, Callable 5/15/34 @ 100	10,000	11,714
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100	10,000	9,588
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100 (a)	13,730	13,636
Rowan Cos., Inc.
4.88%, 6/1/22, Callable 3/1/22 @ 100 (f)	5,000	3,350
4.75%, 1/15/24, Callable 10/15/23 @ 100	5,000	2,978

Security Description	Principal Amount	Value
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100 (a)	$15,000	$16,813
Schlumberger Holdings Corp.
4.00%, 12/21/25, Callable 9/21/25 @ 100 (a)	961	1,027
3.90%, 5/17/28, Callable 2/17/28 @ 100 (a)	14,669	15,474
Southwestern Energy Co.
6.20%, 1/23/25, Callable 10/23/24 @ 100	2,000	1,750
7.50%, 4/1/26, Callable 4/1/21 @ 105.63	5,000	4,393
Spectra Energy Partners LP, 3.38%, 10/15/26, Callable 7/15/26 @ 100	5,000	5,181
TransCanada PipeLines Ltd., 4.37%(LIBOR03M+221bps), 5/15/67, Callable 12/6/19 @ 100 (b)	12,124	9,968
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26, Callable 11/1/25 @ 100	3,000	3,802
Transocean Pontus Ltd., 6.13%, 8/1/25, Callable 8/1/21 @ 104.59 (a)	2,076	2,084
Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	6,250	6,233
Western Midstream Operating LP, 5.38%, 6/1/21, Callable 3/1/21 @ 100	10,000	10,320
Whiting Petroleum Corp., 6.63%, 1/15/26, Callable 10/15/25 @ 100	5,000	3,095
Williams Cos., Inc. (The), 4.55%, 6/24/24, Callable 3/24/24 @ 100	10,000	10,785
		497,723
Financials (16.0%):
American Equity Investment Life Holding Co., 5.00%, 6/15/27, Callable 3/15/27 @ 100	5,000	5,298
American International Group, Inc., 3.88%, 1/15/35, Callable 7/15/34 @ 100	10,000	10,478
AmSouth Bancorp, 6.75%, 11/1/25	5,000	5,960
AmTrust Financial Services, Inc., 6.13%, 8/15/23	10,000	10,067
Ares Capital Corp.
3.50%, 2/10/23, Callable 1/10/23 @ 100	10,000	10,153
4.20%, 6/10/24, Callable 5/10/24 @ 100	5,000	5,193
4.25%, 3/1/25, Callable 1/1/25 @ 100	5,000	5,179
Assurant, Inc.
4.90%, 3/27/28, Callable 12/27/27 @ 100	5,000	5,481
3.70%, 2/22/30, Callable 11/22/29 @ 100	3,846	3,916
Athene Global Funding, 3.00%, 7/1/22 (a)	20,000	20,297
Atlantic Union Bankshares Corp., 5.00%(LIBOR03M+318bps), , Callable 12/15/21 @ 100 (b)	10,000	10,080
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100 (f)	15,000	16,119
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	15,000	15,009
Bank of America Corp.
4.00%, 4/1/24, MTN	4,864	5,221
3.95%, 4/21/25, MTN	5,000	5,323
3.70%(LIBOR03M+151bps), 4/24/28, Callable 4/24/27 @ 100 (b)	8,000	8,571
3.42%(LIBOR03M+104bps), 12/20/28, Callable 12/20/27 @ 100 (b)	4,383	4,596
Bank OZK, 5.50%(LIBOR03M+443bps), 7/1/26, Callable 7/1/21 @ 100 (b)	5,000	5,143
BankUnited, Inc., 4.88%, 11/17/25, Callable 8/17/25 @ 100	10,000	11,004
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	20,000	21,059
Blackstone Holdings Finance Co. LLC, 2.50%, 1/10/30, Callable 10/10/29 @ 100 (a)	20,000	19,662
BOKF Merger Corp., 5.62%(LIBOR03M+317bps), 6/25/30, Callable 6/25/25 @ 100 (b)	8,000	8,282
BP Capital Markets America, Inc., 3.59%, 4/14/27, Callable 1/14/27 @ 100	15,000	16,083
Cadence BanCorp., 4.75%(LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	5,833	5,929
Capital One Financial Corp.
3.75%, 4/24/24, Callable 3/24/24 @ 100	10,000	10,572

Security Description	Principal Amount	Value
3.75%, 3/9/27, Callable 2/9/27 @ 100	$15,000	$15,917
Chubb INA Holdings, Inc.
3.35%, 5/15/24	5,000	5,284
3.35%, 5/3/26, Callable 2/3/26 @ 100	10,000	10,756
CIT Group, Inc., 5.25%, 3/7/25, Callable 12/7/24 @ 100	10,000	11,011
Citigroup, Inc.
4.40%, 6/10/25	20,000	21,704
4.45%, 9/29/27 (h)	5,000	5,501
3.67%(LIBOR03M+139bps), 7/24/28, Callable 7/24/27 @ 100 (b)	10,000	10,640
Citizens Financial Group, Inc.
4.15%, 9/28/22 (a)	15,000	15,562
3.75%, 7/1/24	5,500	5,674
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 3/15/22 @ 103.31 (a)	4,875	5,184
Credit Agricole Corporate and Investment Bank, 4.20%, 8/26/24, MTN (h)	10,000	10,767
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100	3,500	3,717
Cullen/Frost Capital Trust, 3.69%(LIBOR03M+155bps), 3/1/34, Callable 12/6/19 @ 100 (b)	10,000	8,563
DAE Funding LLC, 5.00%, 8/1/24, Callable 8/1/20 @ 103.75 (a)	3,000	3,135
Discover Bank, 4.68%(USSW5+173bps), 8/9/28, Callable 8/9/23 @ 100 (b)	10,000	10,479
Eagle Bancorp, Inc., 5.00%(LIBOR03M+385bps), 8/1/26, Callable 8/1/21 @ 100 (b)	10,000	10,050
Fifth Third Bank, 3.85%, 3/15/26, Callable 2/15/26 @ 100	10,000	10,694
First Maryland Capital, 3.00%(LIBOR03M+100bps), 1/15/27, Callable 12/6/19 @ 100 (b)	3,500	3,290
FirstMerit Bank NA, 4.27%, 11/25/26	10,000	10,699
Flagstar Bancorp, Inc., 6.13%, 7/15/21, Callable 6/15/21 @ 100	10,000	10,441
Ford Motor Credit Co. LLC
4.06%, 11/1/24, Callable 10/1/24 @ 100	10,000	10,049
4.54%, 8/1/26, Callable 6/1/26 @ 100	10,000	10,060
Fulton Financial Corp.
3.60%, 3/16/22	3,250	3,311
4.50%, 11/15/24 (f)	10,000	10,733
Genworth Holdings, Inc., 4.16%(LIBOR03M+200bps), 11/15/66, Callable 11/21/19 @ 100 (b)	11,500	6,997
GlaxoSmithKline Capital, Inc., 4.20%, 3/18/43	10,000	11,800
Glencore Funding LLC
4.13%, 5/30/23 (a)	5,000	5,229
4.00%, 3/27/27, Callable 12/27/26 @ 100 (a)	15,000	15,521
4.88%, 3/12/29, Callable 12/12/28 @ 100 (a)(f)	6,700	7,285
Global Atlantic Fin Co.
8.63%, 4/15/21 (a)	10,000	10,850
4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	17,143	17,186
Hilltop Holdings, Inc., 5.00%, 4/15/25, Callable 1/15/25 @ 100	5,000	5,083
Home BancShares, Inc., 5.62%(LIBOR03M+358bps), 4/15/27, Callable 4/15/22 @ 100 (b)	5,000	5,159
Huntington Bancshares, Inc., 4.35%, 2/4/23	10,000	10,561
Hyundai Capital America
3.25%, 9/20/22 (a)	10,000	10,172
3.50%, 11/2/26, Callable 9/2/26 @ 100 (a)	20,000	20,209
ILFC E-Capital Trust I, 3.77%, 12/21/65, Callable 12/6/19 @ 100 (a)	10,000	7,383
Intercontinental Exchange, Inc., 3.10%, 9/15/27, Callable 6/15/27 @ 100	15,000	15,729
Jackson National Life Global Funding
2.50%, 6/27/22 (a)	10,000	10,103
3.25%, 1/30/24 (a)	20,000	20,765
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100	20,000	20,627
2.75%(LIBOR03M+50bps), 2/1/27, Callable 12/6/19 @ 100 (b)	4,000	3,766
4.25%, 10/1/27	5,000	5,504
Kemper Corp., 4.35%, 2/15/25, Callable 11/15/24 @ 100	25,500	27,069

Security Description	Principal Amount	Value
KeyBank NA, 3.40%, 5/20/26, MTN	$20,000	$20,916
LegacyTexas Financial Group, Inc., 5.50%(LIBOR03M+389bps), 12/1/25, Callable 12/1/20 @ 100 (b)	5,000	5,014
Lincoln National Corp.
4.20%, 3/15/22	10,000	10,469
4.48%(LIBOR03M+236bps), 5/17/66, Callable 11/21/19 @ 100 (b)	15,000	12,656
Loews Corp., 3.75%, 4/1/26, Callable 1/1/26 @ 100	5,000	5,390
Main Street Capital Corp.
4.50%, 12/1/19	5,000	5,004
4.50%, 12/1/22	4,500	4,664
5.20%, 5/1/24 (f)	7,800	8,365
Manufacturers & Traders Trust Co., 3.40%, 8/17/27	5,000	5,378
MassMutual Global Funding
3.60%, 4/9/24 (a)	10,000	10,574
2.75%, 6/22/24 (a)	10,000	10,265
MB Financial Bank NA, 4.00%(LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (b)	10,417	10,661
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	15,000	15,863
MetLife, Inc., 4.13%, 8/13/42	10,000	11,339
MUFG Americas Holdings Corp., 3.00%, 2/10/25, Callable 1/10/25 @ 100	16,000	16,405
National Rural Utilities Cooperative Finance Corp., 4.75%(LIBOR03M+291bps), 4/30/43, Callable 4/30/23 @ 100 (b)(f)	9,500	9,697
Nationwide Mutual Insurance Co., 4.41%(LIBOR03M+229bps), 12/15/24, Callable 12/6/19 @ 100 (a)(b)	29,505	29,406
New York Community Bancorp, Inc., 5.90%(LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	10,000	10,632
Nuveen Finance LLC, 4.13%, 11/1/24 (a)	5,000	5,428
Ohio National Financial Services, Inc., 6.63%, 5/1/31 (a)	5,000	5,665
Old Republic International Corp., 3.88%, 8/26/26, Callable 7/26/26 @ 100	20,000	21,231
People’s United Bank NA, 4.00%, 7/15/24, Callable 4/16/24 @ 100	1,000	1,050
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (a)	20,000	21,487
Pinnacle Financial Partners, Inc., 4.13%(LIBOR03M+278bps), 9/15/29, Callable 9/15/24 @ 100 (b)	5,000	5,034
PNC Bank NA
4.20%, 11/1/25, Callable 10/2/25 @ 100	7,000	7,722
2.70%, 10/22/29	10,000	10,036
PNC Financial Services Group, Inc. (The), 2.85%, 11/9/22 (i)	10,000	10,225
PPL Capital Funding, Inc., 4.77%(LIBOR03M+267bps), 3/30/67, Callable 12/6/19 @ 100 (b)	21,130	18,925
Primerica, Inc., 4.75%, 7/15/22	10,000	10,631
ProAssurance Corp., 5.30%, 11/15/23	10,000	10,934
Prudential Financial, Inc.
5.62%(LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	10,000	10,846
4.35%, 2/25/50, Callable 8/25/49 @ 100, MTN	5,000	5,806
Regions Bank, 6.45%, 6/26/37	10,409	13,617
S&P Global, Inc., 4.00%, 6/15/25, Callable 3/15/25 @ 100	10,000	10,953
Santander Holdings USA, Inc., 4.40%, 7/13/27, Callable 4/14/27 @ 100	5,818	6,247
Signature Bank, 4.13%(LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)(g)	10,000	10,096
StanCorp Financial Group, Inc., 5.00%, 8/15/22	17,050	17,948
Starwood Property Trust, Inc., 3.63%, 2/1/21, Callable 11/1/20 @ 100	5,450	5,491
State Street Corp., 3.12%(LIBOR03M+100bps), 6/1/77, Callable 12/6/19 @ 100 (b)	10,000	8,501
Sterling Bancorp, 3.50%, 6/8/20, Callable 5/8/20 @ 100	8,000	7,936
Sterling National Bank, 5.25%(LIBOR03M+394bps), 4/1/26, Callable 4/1/21 @ 100 (b)	5,000	5,073
Susquehanna Bancshares, Inc., 5.38%, 8/15/22	6,021	6,486

Security Description	Principal Amount	Value
Synchrony Financial
3.95%, 12/1/27, Callable 9/1/27 @ 100	$13,500	$14,052
5.15%, 3/19/29, Callable 12/19/28 @ 100 (f)	9,250	10,404
Synovus Financial Corp., 5.90%(USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (b)	10,000	10,691
TCF National Bank
6.25%, 6/8/22	10,000	10,730
4.13%(LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (b)	4,000	3,955
Texas Capital Bank NA, 5.25%, 1/31/26	12,335	12,805
The Allstate Corp., 5.75%(LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	5,000	5,385
The Hanover Insurance Group, Inc., 4.50%, 4/15/26, Callable 1/15/26 @ 100	13,086	14,129
The Hartford Financial Services Group, Inc., 4.28%(LIBOR03M+213bps), 2/12/67, Callable 12/6/19 @ 100 (a)(b)	14,000	12,324
The PNC Financial Services Group, Inc., 3.15%, 5/19/27, Callable 4/19/27 @ 100	5,000	5,280
TIAA FSB Holdings, Inc., 5.75%, 7/2/25, Callable 6/2/25 @ 100	10,000	10,445
Torchmark Corp., 4.55%, 9/15/28, Callable 6/15/28 @ 100	7,670	8,583
Towne Bank, 4.50%(LIBOR03M+255bps), 7/30/27, Callable 7/30/22 @ 100 (b)	11,062	11,292
United Financial Bancorp, Inc., 5.75%, 10/1/24	2,500	2,719
US BanCorp, 3.10%, 4/27/26, MTN, Callable 3/27/26 @ 100	5,000	5,228
USB Realty Corp., 3.15%(LIBOR03M+115bps), 12/31/99, Callable 1/15/22 @ 100 (a)(b)	16,800	14,280
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 9/17/24, Callable 6/17/24 @ 100 (a)	20,000	21,130
Webster Financial Corp., 4.38%, 2/15/24, Callable 1/16/24 @ 100	5,000	5,294
Wells Fargo & Co., 3.00%, 10/23/26	20,000	20,564
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	25,000	24,951
		1,369,201
Health Care (3.3%):
Abbvie, Inc.
3.20%, 11/6/22, Callable 9/6/22 @ 100	5,000	5,136
3.60%, 5/14/25, Callable 2/14/25 @ 100	10,000	10,479
Anthem, Inc., 2.88%, 9/15/29, Callable 6/15/29 @ 100	9,677	9,585
Baylor Scott & White Holdings
3.10%, 11/15/25, Callable 8/15/25 @ 100	7,000	7,301
2.65%, 11/15/26, Callable 8/15/26 @ 100	20,000	19,831
Becton Dickinson and Co., 3.70%, 6/6/27, Callable 3/6/27 @ 100	5,000	5,374
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25	3,000	3,190
Boston Medical Center Corp., 4.52%, 7/1/26	4,250	4,626
Celgene Corp., 3.90%, 2/20/28, Callable 11/20/27 @ 100	5,000	5,477
Cigna Corp.
3.40%, 3/1/27, Callable 12/1/26 @ 100 (a)	15,000	15,504
3.05%, 10/15/27, Callable 7/15/27 @ 100 (a)	10,000	10,116
Community Health Network, Inc., 4.24%, 5/1/25	10,000	10,564
CVS Health Corp.
4.30%, 3/25/28, Callable 12/25/27 @ 100	11,700	12,690
3.25%, 8/15/29, Callable 5/15/29 @ 100	8,966	9,056
CVS Pass-Through Trust
6.04%, 12/10/28	5,738	6,418
7.51%, 1/10/32 (a)	3,638	4,502
5.93%, 1/10/34 (a)	3,911	4,525
Eastern Maine Healthcare Systems, 5.02%, 7/1/36	17,000	17,462
Elanco Animal Health, Inc., 4.27%, 8/28/23, Callable 7/28/23 @ 100	8,333	8,732
Gilead Sciences, Inc., 3.65%, 3/1/26, Callable 12/1/25 @ 100 (f)	10,000	10,780
HCA, Inc.
5.00%, 3/15/24	5,000	5,463

Security Description	Principal Amount	Value
5.25%, 4/15/25	$15,000	$16,757
4.50%, 2/15/27, Callable 8/15/26 @ 100	2,500	2,702
Medtronic, Inc., 4.38%, 3/15/35	7,154	8,552
Mercy Health
3.38%, 11/1/25	15,000	15,567
4.30%, 7/1/28	3,720	4,170
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100	5,555	5,949
Northwell Healthcare, Inc., 3.39%, 11/1/27, Callable 8/1/27 @ 100	3,900	4,000
NYU Langone Hospitals, 4.17%, 7/1/37	6,500	6,869
Premier Health Partners, 2.91%, 11/15/26, Callable 5/15/26 @ 100	10,000	9,873
SSM Health Care Corp., 3.82%, 6/1/27, Callable 3/1/27 @ 100	8,500	9,203
Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	2,000	2,100
UnitedHealth Group, Inc., 3.10%, 3/15/26	5,000	5,220
		277,773
Industrials (5.1%):
Air Lease Corp., 3.63%, 4/1/27, Callable 1/1/27 @ 100	10,000	10,436
American Airlines Pass Through Trust
3.70%, 4/1/28	7,265	7,627
4.00%, 3/22/29	8,342	8,825
4.00%, 8/15/30	4,381	4,674
3.60%, 4/15/31	9,188	9,433
Arconic, Inc., 5.13%, 10/1/24, Callable 7/1/24 @ 100	17,750	19,037
Ashtead Capital, Inc., 4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)(g)	1,786	1,805
Brambles USA, Inc., 4.13%, 10/23/25, Callable 7/25/25 @ 100 (a)	5,500	5,866
British Airways Pass Through Trust
4.63%, 12/20/25 (a)	14,684	15,554
3.35%, 12/15/30 (a)	7,000	7,129
3.80%, 3/20/33 (a)	3,925	4,143
Burlington Northern Santa Fe LLC
3.75%, 4/1/24, Callable 1/1/24 @ 100	8,000	8,557
3.65%, 9/1/25, Callable 6/1/25 @ 100	10,000	10,826
3.90%, 8/1/46, Callable 2/1/46 @ 100	7,000	7,804
Continental Airlines Pass Through Trust
5.50%, 4/29/22	1,365	1,394
4.15%, 10/11/25	6,801	7,196
4.00%, 4/29/26	3,497	3,696
Delta Air Lines Pass Through Trust, 3.88%, 1/30/29	7,441	7,918
Eaton Corp.
2.75%, 11/2/22	10,000	10,213
3.10%, 9/15/27, Callable 6/15/27 @ 100	10,000	10,453
FedEx Corp., 3.90%, 2/1/35	10,000	10,225
General Electric Co., 5.00%(LIBOR03M+333bps), 12/31/99, Callable 1/21/21 @ 100 (b)	11,842	11,431
Hawaiian Airlines Pass Through Certificates
4.95%, 7/15/23	13,471	13,708
3.90%, 7/15/27	12,265	12,501
Hillenbrand, Inc.
5.50%, 7/15/20	5,000	5,086
4.50%, 9/15/26, Callable 7/15/26 @ 100	15,000	15,375
Hubbell, Inc.
3.35%, 3/1/26, Callable 12/1/25 @ 100	10,000	10,222
3.50%, 2/15/28, Callable 11/15/27 @ 100	5,000	5,180
Ingersoll-Rand Co., 9.00%, 8/15/21	1,500	1,665
JetBlue Pass Through Trust, 2.95%, 11/15/29 (g)	9,756	9,789
Kansas City Southern, 3.13%, 6/1/26, Callable 3/1/26 @ 100	7,000	7,191
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	8,295	8,745
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100 (a)	10,000	10,387
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.95%, 3/10/25, Callable 1/10/25 @ 100 (a)	5,000	5,314

Security Description	Principal Amount	Value
Raytheon Co., 4.20%, 12/15/44, Callable 6/15/44 @ 100	$10,000	$11,717
Snap-on, Inc., 3.25%, 3/1/27, Callable 12/1/26 @ 100	10,000	10,551
Spirit Airlines Pass Through Trust
4.45%, 10/1/25	2,677	2,776
4.10%, 10/1/29	11,477	12,070
3.38%, 8/15/31	9,244	9,550
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	2,900	2,946
Totem Ocean Trailer Express, Inc., 6.37%, 4/15/28(NBGA-United States Government)(l)	7,363	8,475
TTX Co.
4.15%, 1/15/24 (a)	5,000	5,329
3.60%, 1/15/25 (a)	10,000	10,598
Union Pacific Corp.
3.38%, 2/1/35, Callable 8/1/34 @ 100	10,000	10,320
4.25%, 4/15/43, Callable 10/15/42 @ 100	10,000	11,194
4.30%, 3/1/49, Callable 9/1/48 @ 100	12,000	13,963
United Airlines Pass Through Trust
3.70%, 6/1/24	7,000	7,198
4.30%, 2/15/27	3,763	4,046
3.75%, 3/3/28	15,472	16,329
US Airways Pass Through Trust
6.25%, 10/22/24	2,256	2,463
3.95%, 5/15/27	6,873	7,227
Wabtec Corp., 3.45%, 11/15/26, Callable 8/15/26 @ 100	14,050	14,230
		450,387
Information Technology (1.7%):
Analog Devices, Inc., 4.50%, 12/5/36, Callable 6/5/36 @ 100	5,000	5,471
Applied Materials, Inc.
3.30%, 4/1/27, Callable 1/1/27 @ 100	10,000	10,680
5.10%, 10/1/35, Callable 4/1/35 @ 100	10,000	12,716
Broadcom, Inc., 3.63%, 10/15/24, Callable 9/15/24 @ 100 (a)	5,000	5,143
CommScope, Inc., 6.00%, 3/1/26, Callable 3/1/22 @ 103 (a)	2,500	2,569
Dell International LLC/EMC Corp., 4.90%, 10/1/26, Callable 8/1/26 @ 100 (a)	5,000	5,424
Keysight Technologies, Inc.
4.60%, 4/6/27, Callable 1/6/27 @ 100	2,604	2,900
3.00%, 10/30/29, Callable 7/30/29 @ 100	5,263	5,268
Micron Technology, Inc., 4.66%, 2/15/30, Callable 11/15/29 @ 100	10,000	10,509
Microsoft Corp.
3.30%, 2/6/27, Callable 11/6/26 @ 100	10,000	10,825
4.20%, 11/3/35, Callable 5/3/35 @ 100	20,000	23,787
3.45%, 8/8/36, Callable 2/8/36 @ 100	10,000	10,969
Motorola Solutions, Inc., 4.60%, 2/23/28, Callable 11/23/27 @ 100	10,000	10,900
Qualcomm, Inc.
3.25%, 5/20/27, Callable 2/20/27 @ 100	7,000	7,364
4.65%, 5/20/35, Callable 11/20/34 @ 100	10,000	11,817
Total System Services, Inc., 4.80%, 4/1/26, Callable 1/1/26 @ 100	5,000	5,614
Trimble, Inc., 4.15%, 6/15/23, Callable 5/15/23 @ 100	3,000	3,140
VeriSign, Inc., 5.25%, 4/1/25, Callable 1/1/25 @ 100	4,250	4,672
		149,768
Materials (1.8%):
Allegheny Ludlum LLC, 6.95%, 12/15/25	5,000	5,205
Allegheny Technologies, Inc., 5.95%, 1/15/21, Callable 10/15/20 @ 100	10,000	10,270
Ball Corp., 5.25%, 7/1/25	5,000	5,563
CF Industries, Inc., 4.50%, 12/1/26 (a)	10,000	10,974
Crown Americas LLC/Crown Americas Capital Corp., 4.25%, 9/30/26, Callable 3/31/26 @ 100	5,000	5,249
Dow Chemical Co. (The), 4.25%, 10/1/34, Callable 4/1/34 @ 100	20,000	21,522
Eagle Materials, Inc., 4.50%, 8/1/26, Callable 8/1/21 @ 102.25	3,000	3,127

Security Description	Principal Amount	Value
Freeport-McMoRan, Inc., 5.45%, 3/15/43, Callable 9/15/42 @ 100	$10,000	$9,299
Graphic Packaging International LLC, 4.13%, 8/15/24, Callable 5/15/24 @ 100	2,000	2,081
Huntsman International LLC, 4.50%, 5/1/29, Callable 2/1/29 @ 100	2,700	2,851
International Paper Co.
3.80%, 1/15/26, Callable 10/15/25 @ 100	5,000	5,338
3.00%, 2/15/27, Callable 11/15/26 @ 100 (f)	7,500	7,666
LafargeHolcim Finance US LLC, 3.50%, 9/22/26, Callable 6/22/26 @ 100 (a)	1,435	1,476
Monsanto Co.
3.38%, 7/15/24, Callable 4/15/24 @ 100 (f)	5,000	5,033
3.95%, 4/15/45, Callable 10/15/44 @ 100	5,000	4,190
Reynolds Group Issuer, Inc.
5.13%, 7/15/23, Callable 12/6/19 @ 102.56 (a)	2,500	2,564
7.00%, 7/15/24, Callable 12/6/19 @ 103.5 (a)	5,000	5,181
Sasol Financing USA LLC, 5.88%, 3/27/24, Callable 2/27/24 @ 100	8,000	8,627
Sealed Air Corp., 6.88%, 7/15/33 (a)	9,000	10,525
Sherwin-Williams Co. (The), 3.45%, 6/1/27, Callable 3/1/27 @ 100	2,900	3,062
The Mosaic Co., 4.05%, 11/15/27, Callable 8/15/27 @ 100 (f)	5,000	5,289
Westlake Chemical Corp., 3.60%, 8/15/26, Callable 5/15/26 @ 100	10,000	10,367
Worthington Industries, Inc., 4.30%, 8/1/32, Callable 5/1/32 @ 100	8,890	9,112
		154,571
Real Estate (2.0%):
Alexandria Real Estate Equities, Inc., 4.50%, 7/30/29, Callable 4/30/29 @ 100	5,000	5,699
AvalonBay Communities, Inc.
3.45%, 6/1/25, Callable 3/3/25 @ 100	5,000	5,308
3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	2,679	2,820
Boston Properties LP, 3.85%, 2/1/23, Callable 11/1/22 @ 100	10,000	10,514
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	7,500	7,663
EPR Properties, 4.75%, 12/15/26, Callable 9/15/26 @ 100	10,000	10,874
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100	9,000	9,270
Federal Realty Investment Trust
3.00%, 8/1/22, Callable 5/1/22 @ 100	7,000	7,158
2.75%, 6/1/23, Callable 3/1/23 @ 100	10,000	10,207
3.25%, 7/15/27, Callable 4/15/27 @ 100	1,852	1,940
Hospitality Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100	5,000	5,127
Hudson Pacific Properties LP
3.95%, 11/1/27	5,000	5,282
4.65%, 4/1/29, Callable 1/1/29 @ 100	1,979	2,198
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 8/1/26, Callable 8/1/21 @ 102.63	4,901	5,165
4.63%, 8/1/29, Callable 8/1/24 @ 102.31	1,000	1,042
Physicians Realty LP, 4.30%, 3/15/27, Callable 12/15/26 @ 100	7,500	8,048
Realty Income Corp.
4.13%, 10/15/26, Callable 7/15/26 @ 100	5,000	5,509
3.00%, 1/15/27, Callable 10/15/26 @ 100	6,000	6,181
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	4,000	4,333
SBA Tower Trust, 3.45%, 3/15/48 (a)	30,000	30,725
Spirit Realty LP, 4.45%, 9/15/26, Callable 6/15/26 @ 100	7,500	8,058
STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	5,000	5,518
Washington Real Estate Investment Trust, 3.95%, 10/15/22, Callable 7/15/22 @ 100	14,000	14,518
		173,157
Utilities (5.9%):
AES Corp.
4.88%, 5/15/23, Callable 12/6/19 @ 101.63	4,298	4,376
5.50%, 4/15/25, Callable 4/15/20 @ 102.75	10,000	10,395

Security Description	Principal Amount	Value
American Water Capital Corp., 2.95%, 9/1/27, Callable 6/1/27 @ 100	$10,000	$10,295
Aqua America, Inc., 4.28%, 5/1/49, Callable 11/1/48 @ 100	10,000	11,367
Aquarion Co., 4.00%, 8/15/24, Callable 5/15/24 @ 100 (a)	15,000	15,854
Atlantic City Electric Co., 3.38%, 9/1/24, Callable 6/1/24 @ 100	5,000	5,222
Atmos Energy Corp., 4.13%, 10/15/44, Callable 4/15/44 @ 100	10,000	11,517
Berkshire Hathaway Energy Co., 4.50%, 2/1/45, Callable 8/1/44 @ 100	15,000	17,883
Black Hills Corp., 3.88%, 10/15/49, Callable 4/15/49 @ 100	20,000	20,555
Cleco Corporate Holdings LLC
3.74%, 5/1/26, Callable 2/1/26 @ 100	15,000	15,451
3.38%, 9/15/29, Callable 6/11/29 @ 100 (a)	7,333	7,328
Consumers Energy Co., 3.95%, 7/15/47, Callable 1/15/47 @ 100	10,000	11,556
Delmarva Power & Light Co., 4.15%, 5/15/45, Callable 11/15/44 @ 100	5,000	5,684
Dominion Energy South Carolina, Inc., 5.30%, 5/15/33	5,000	6,351
Duke Energy LLC
3.88%, 3/15/46, Callable 9/15/45 @ 100	7,000	7,841
3.75%, 5/15/46, Callable 11/15/45 @ 100	10,000	10,851
Duke Energy Progress LLC, 4.15%, 12/1/44, Callable 6/1/44 @ 100	10,000	11,457
Duquesne Light Holdings, Inc., 5.90%, 12/1/21 (a)	3,500	3,738
Edison International, 5.75%, 6/15/27, Callable 4/15/27 @ 100	2,500	2,714
Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100	6,000	6,317
Entergy Arkansas LLC, 3.05%, 6/1/23, Callable 3/1/23 @ 100	4,000	4,124
Entergy Louisiana LLC, 4.95%, 1/15/45, Callable 1/15/25 @ 100	7,000	7,399
Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100	5,000	5,187
Entergy Texas, Inc.
2.55%, 6/1/21, Callable 5/1/21 @ 100	10,000	10,021
3.45%, 12/1/27, Callable 9/1/27 @ 100	15,000	15,632
3.55%, 9/30/49, Callable 3/30/49 @ 100	5,000	5,199
Florida Power & Light Co., 3.15%, 10/1/49, Callable 4/1/49 @ 100	5,000	5,091
Georgia Power Co., 3.25%, 4/1/26, Callable 1/1/26 @ 100	5,000	5,191
Gulf Power Co., 3.30%, 5/30/27, Callable 2/28/27 @ 100	10,000	10,619
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100	7,500	7,895
MidAmerican Energy Co., 3.15%, 4/15/50, Callable 10/15/49 @ 100	7,000	7,191
Mississippi Power Co., 4.25%, 3/15/42	3,168	3,431
Monongahela Power Co.
4.10%, 4/15/24, Callable 1/15/24 @ 100 (a)	10,000	10,767
5.40%, 12/15/43, Callable 6/15/43 @ 100 (a)	10,000	13,338
National Fuel Gas Co.
4.90%, 12/1/21, Callable 9/1/21 @ 100 (f)	10,000	10,429
5.20%, 7/15/25, Callable 4/15/25 @ 100	10,000	10,995
3.95%, 9/15/27, Callable 6/15/27 @ 100	10,000	10,256
Northern States Power Co.
4.00%, 8/15/45, Callable 2/15/45 @ 100	15,000	16,892
3.60%, 5/15/46, Callable 11/15/45 @ 100	20,000	21,572
Oncor Electric Delivery Co. LLC, 3.75%, 4/1/45, Callable 10/1/44 @ 100	5,000	5,578
Pacific Gas & Electric Co., 2.95%, 3/1/26, Callable 12/1/25 @ 100 (j)	15,000	13,727
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100	7,000	6,895
Pedernales Electric Cooperative, Inc., 5.95%, 11/15/22 (a)	3,530	3,910
Potomac Electric Power Co., 4.15%, 3/15/43, Callable 9/15/42 @ 100	5,000	5,703
Public Service Electric & Gas Co., 3.80%, 3/1/46, MTN, Callable 9/1/45 @ 100	10,000	11,264
South Carolina Electric & Gas Co., 4.10%, 6/15/46, Callable 12/15/45 @ 100	5,000	5,429
Southern California Edison Co.
4.00%, 4/1/47, Callable 10/1/46 @ 100	15,000	15,730
6.25%(LIBOR03M+420bps), 12/31/99, Callable 2/1/22 @ 100 (b)	10,000	9,778
Southern Co. Gas Capital Corp., 3.25%, 6/15/26, Callable 3/15/26 @ 100	7,000	7,232
Spire, Inc., 3.54%, 2/27/24, Callable 12/27/23 @ 100	11,880	12,144
System Energy Resources, Inc., 4.10%, 4/1/23, Callable 1/1/23 @ 100	5,000	5,280

Security Description	Shares or Principal Amount	Value
Tri-State Generation & Transmission Association, Inc.
4.70%, 11/1/44, Callable 5/1/44 @ 100	$10,000	$11,762
4.25%, 6/1/46, Callable 12/1/45 @ 100	10,000	11,047
WEC Energy Group, Inc., 4.63%(LIBOR03M+211bps), 5/15/67, Callable 12/6/19 @ 100 (b)	15,000	13,117
		516,577
Total Corporate Bonds (Cost $3,878,921)		4,080,885

Foreign Bonds (0.3%)
Sovereign Bond (0.3%):
Province of Alberta Canada, 2.55%, 12/15/22	15,000	11,659
Province of Ontario Canada, 2.85%, 6/2/23	20,000	15,741
		27,400
Total Foreign Bonds (Cost $34,589)		27,400

Yankee Dollars (17.3%)
Communication Services (0.9%):
British Telecommunications PLC, 5.13%, 12/4/28, Callable 9/4/28 @ 100	14,000	16,280
Deutsche Telekom International Finance BV
3.60%, 1/19/27, Callable 10/19/26 @ 100 (a)	15,000	15,797
4.75%, 6/21/38, Callable 12/21/37 @ 100 (a)	5,000	5,667
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	10,000	10,121
Telecom Italia Capital, 6.38%, 11/15/33	10,000	11,018
Tencent Holdings Ltd., 3.93%, 1/19/38, Callable 7/19/37 @ 100 (a)	5,000	5,358
Vodafone Group PLC
5.00%, 5/30/38	6,667	7,636
4.25%, 9/17/50	10,000	10,250
		82,127
Consumer Discretionary (0.0%):
International Game Technology PLC, 6.50%, 2/15/25, Callable 8/15/24 @ 100 (a)	3,000	3,342

Consumer Staples (0.9%):
Avon International Capital PLC, 6.50%, 8/15/22, Callable 12/6/19 @ 103.94 (a)	6,000	6,218
Bacardi Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100 (a)	10,000	10,903
Becle SAB de CV, 3.75%, 5/13/25 (a)	7,500	7,672
Hutchison Whampoa International Ltd.
4.63%, 1/13/22 (a)	5,000	5,238
3.63%, 10/31/24 (a)	10,000	10,487
Imperial Brands Finance PLC
4.25%, 7/21/25, Callable 4/21/25 @ 100 (a)	20,000	21,037
3.88%, 7/26/29, Callable 4/26/29 @ 100 (a)	10,000	10,008
		71,563
Energy (1.1%):
Aker BP ASA, 5.88%, 3/31/25, Callable 3/31/21 @ 102.94 (a)	4,500	4,732
APT Pipelines Ltd., 4.25%, 7/15/27, Callable 4/15/27 @ 100 (a)	6,000	6,454
Eni SpA
4.75%, 9/12/28 (a)	11,000	12,443
4.25%, 5/9/29, Callable 2/9/29 @ 100 (a)	4,000	4,389
Noble Holding International Ltd.
4.90%, 8/1/20 (f)	10,000	9,220

Security Description	Shares	Value
7.95%, 4/1/25, Callable 1/1/25 @ 100 (f)	5,000	$2,835
Petrobras Global Finance BV, 5.75%, 2/1/29	7,407	8,236
Petroleos Mexicanos
5.38%, 3/13/22	6,000	6,315
6.84%, 1/23/30, Callable 10/23/29 @ 100 (a)	6,000	6,402
Saudi Arabian Oil Co., 4.25%, 4/16/39 (a)	15,000	16,101
Transocean, Inc., 8.38%, 12/15/21	2,250	2,284
		79,411
Financials (9.0%):
ABN AMRO Bank NV
4.75%, 7/28/25 (a)	15,000	16,328
4.80%, 4/18/26 (a)	10,000	10,974
Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (a)	4,750	4,920
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	8,000	8,325
Australia & New Zealand Banking Group Ltd., 4.40%, 5/19/26 (a)	10,000	10,710
Banco Santander Mexico SA, 5.95%(H15T5Y+300bps), 10/1/28, Callable 10/1/23 @ 100 (a)(b)	1,000	1,077
Bank of Montreal, 3.80%(USSW5+143bps), 12/15/32, Callable 12/15/27 @ 100 (b)	7,500	7,817
Banque Federative du Credit Mutuel SA, 2.70%, 7/20/22 (a)	5,000	5,080
Barclays PLC
4.84%, 5/9/28, Callable 5/7/27 @ 100	12,300	13,125
5.09%(LIBOR03M+305bps), 6/20/30, Callable 6/20/29 @ 100 (b)	10,000	10,870
BAT International Finance PLC, 3.95%, 6/15/25 (a)	20,000	20,889
BBVA Bancomer SA, 4.38%, 4/10/24 (a)	10,000	10,642
BNP Paribas SA
4.71%(LIBOR03M+224bps), 1/10/25, Callable 1/10/24 @ 100 (a)(b)	10,000	10,841
4.38%, 9/28/25 (a)	5,000	5,349
4.38%, 5/12/26 (a)	10,000	10,697
4.63%, 3/13/27 (a)	4,000	4,359
7.20%(LIBOR03M+129bps), 12/31/99, Callable 6/25/37 @ 100 (a)(b)	5,000	5,576
BP Capital Markets PLC
3.28%, 9/19/27, Callable 6/19/27 @ 100	5,000	5,279
3.72%, 11/28/28, Callable 8/28/28 @ 100	10,000	10,901
BPCE SA
3.00%, 5/22/22 (a)	9,200	9,368
4.00%, 9/12/23 (a)	5,000	5,291
3.50%, 10/23/27 (a)	9,524	9,923
3.25%, 1/11/28 (a)	10,000	10,456
Brookfield Finance, Inc., 4.85%, 3/29/29, Callable 12/29/28 @ 100	10,000	11,369
Canadian Imperial Bank of Commerce, 7.26%, 4/10/32 (a)	3,047	3,710
Commonwealth Bank of Australia, 3.25%, 7/20/23 (a)	10,000	10,486
Co-operatieve Rabobank UA
3.88%, 2/8/22	10,000	10,413
3.95%, 11/9/22	16,903	17,650
4.00%(USSW5+189bps), 4/10/29, Callable 4/10/24 @ 100, MTN (b)	8,000	8,331
Credit Agricole SA
3.25%, 10/4/24 (a)	14,286	14,783
4.13%, 1/10/27 (a)	15,000	16,268
Credit Suisse Group AG
3.57%, 1/9/23, Callable 1/9/22 @ 100 (a)	11,400	11,683
3.87%(LIBOR03M+141bps), 1/12/29, Callable 1/12/28 @ 100 (a)(b)	4,445	4,751
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/26	10,000	11,064
Danske Bank A/S
5.38%, 1/12/24 (a)	5,000	5,514

Security Description	Shares	Value
3.24%(LIBOR03M+159bps), 12/20/25, Callable 12/20/24 @ 100 (a)(b)	3,500	$3,551
Deutsche Bank AG
5.00%, 2/14/22	10,000	10,429
4.87%(USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100 (b)	10,000	9,149
Enel Finance International NV
4.63%, 9/14/25 (a)	5,000	5,472
3.63%, 5/25/27 (a)	5,000	5,220
HSBC Bank PLC, 3.19%(LIBOR06M+25bps), 12/31/99, Callable 12/31/19 @ 100 (b)	15,000	11,393
HSBC Holdings PLC
3.90%, 5/25/26	10,000	10,681
4.38%, 11/23/26	5,000	5,408
ING Groep NV, 3.95%, 3/29/27	14,100	15,207
Intesa Sanpaolo SpA, 3.25%, 9/23/24 (a)	5,000	5,018
Lloyds Banking Group PLC
3.75%, 1/11/27	25,000	26,416
3.57%(LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (b)	5,000	5,188
Mizuho Financial Group, Inc., 3.17%, 9/11/27	20,000	20,732
National Australia Bank Ltd., 3.00%, 1/20/23	5,000	5,151
Nationwide Building Society
4.00%, 9/14/26 (a)	20,000	20,796
4.12%(USISDA05+185bps), 10/18/32, Callable 10/18/27 @ 100 (a)(b)	12,000	12,271
Nordea Bank Abp, 4.88%, 5/13/21 (a)	11,000	11,399
ORIX Corp., 3.70%, 7/18/27	10,000	10,667
QBE Capital Funding Ltd., 7.25%(USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a)(b)	20,000	21,153
Royal Bank of Canada, 4.65%, 1/27/26	20,000	22,217
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	10,000	10,904
6.10%, 6/10/23	5,000	5,503
3.88%, 9/12/23	7,000	7,308
4.27%(LIBOR03M+176bps), 3/22/25, Callable 3/22/24 @ 100 (b)	4,000	4,241
4.80%, 4/5/26	5,000	5,542
3.75%(H15T5Y+210bps), 11/1/29, Callable 11/1/24 @ 100 (b)	3,000	3,025
5.08%(LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (b)	10,000	11,447
Santander UK Group Holdings PLC, 3.57%, 1/10/23, Callable 1/10/22 @ 100	5,000	5,104
Santander UK PLC
5.00%, 11/7/23 (a)	20,000	21,582
4.00%, 3/13/24 (f)	5,000	5,358
Shell International Finance BV, 3.63%, 8/21/42	10,000	10,794
Siemens Financieringsmaatschappij NV
3.25%, 5/27/25 (a)	20,000	21,157
3.40%, 3/16/27 (a)	10,000	10,671
Standard Chartered PLC, 4.87%(LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a)(b)	7,500	8,124
Suncorp-Metway Ltd., 2.80%, 5/4/22 (a)	7,500	7,593
Swedbank AB, 2.65%, 3/10/21 (a)	7,500	7,540
The Bank of Nova Scotia, 4.50%, 12/16/25	10,000	10,942
The Toronto-Dominion Bank, 3.62%(USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100 (b)	10,000	10,435
Washington Aircraft 1 Co. DAC, 2.64%, 9/15/26 (NBGA-United States Government)	4,160	4,233
Westpac Banking Corp., 4.32%(USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100 (b)	10,000	10,644
XLIT Ltd., 4.45%, 3/31/25	5,000	5,454
		759,938
Health Care (0.6%):
Allergan Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100	15,000	15,796

Security Description	Shares	Value
Covidien International Finance SA, 2.95%, 6/15/23, Callable 3/15/23 @ 100	10,000	$10,305
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	5,000	5,194
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28, Callable 8/26/28 @ 100 (a)	5,000	5,868
Teva Pharmaceutical Finance Netherlands BV, 3.15%, 10/1/26	15,000	11,355
		48,518
Industrials (1.8%):
Air Canada Pass Through Trust
5.38%, 11/15/22 (a)	3,423	3,517
4.13%, 11/15/26 (a)	18,822	19,948
3.60%, 9/15/28 (a)	8,155	8,554
3.75%, 6/15/29 (a)	5,132	5,409
Avolon Holdings Funding Ltd., 4.38%, 5/1/26, Callable 3/1/26 @ 100 (a)	6,460	6,815
Bombardier, Inc., 7.50%, 3/15/25, Callable 3/15/20 @ 103.75 (a)	10,000	9,563
Canadian National Railway Co., 2.75%, 3/1/26, Callable 12/1/25 @ 100	12,000	12,388
CK Hutchison International Ltd.
2.75%, 10/3/26 (a)	7,500	7,497
3.50%, 4/5/27 (a)	10,000	10,479
3.25%, 9/29/27 (a)	10,000	10,322
CNH Industrial NV, 3.85%, 11/15/27, MTN, Callable 8/15/27 @ 100	5,000	5,209
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	10,000	10,387
Latam Airlines Pass Through Trust, 4.20%, 8/15/29	11,480	11,861
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100 (a)	5,000	5,246
Smiths Group PLC, 3.63%, 10/12/22 (a)	12,250	12,516
Sydney Airport Finance Co. Pty Ltd., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (a)	10,000	10,459
Turkish Airlines Pass Through Trust, 4.20%, 9/15/28 (a)	7,186	6,695
Westjet Airlines Ltd., 3.50%, 6/16/21, Callable 5/16/21 @ 100 (a)	5,000	5,054
		161,919
Information Technology (0.1%):
Tyco Electronics Group SA, 3.13%, 8/15/27, Callable 5/15/27 @ 100	4,800	4,944

Materials (1.9%):
Air Liquide Finance SA, 3.50%, 9/27/46, Callable 3/27/46 @ 100 (a)	10,000	10,575
Anglo American Capital PLC
4.88%, 5/14/25 (a)	5,000	5,439
4.00%, 9/11/27 (a)	6,667	6,907
Arcelormittal, 6.25%, 2/25/22	10,000	10,820
ArcelorMittal, 7.00%, 10/15/39	8,000	9,791
Boral Finance Pty Ltd., 3.75%, 5/1/28, Callable 2/1/28 @ 100 (a)	3,462	3,535
Braskem Finance Ltd., 6.45%, 2/3/24	10,000	11,112
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	15,000	14,859
CCL Industries, Inc., 3.25%, 10/1/26, Callable 7/1/26 @ 100 (a)	7,500	7,561
Cemex SAB de CV, 7.75%, 4/16/26, Callable 4/16/21 @ 103.88 (a)	9,250	10,010
Fresnillo PLC, 5.50%, 11/13/23 (a)	20,000	21,896
Holcim US Finance Sarl & Cie SCS, 6.00%, 12/30/19 (a)	10,000	10,055
Industrias Penoles SAB de CV, 4.15%, 9/12/29, Callable 6/30/29 @ 100 (a)	2,500	2,527
Kinross Gold Corp.
5.95%, 3/15/24, Callable 12/15/23 @ 100	10,000	11,089
4.50%, 7/15/27, Callable 4/15/27 @ 100	2,000	2,115
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (f)(h)	1,925	2,006
Syngenta Finance NV, 3.93%, 4/23/21 (a)	5,000	5,090
Teck Resources Ltd., 6.13%, 10/1/35	12,334	13,929
Vale Overseas Ltd.
4.38%, 1/11/22	1,968	2,048
6.25%, 8/10/26	9,000	10,486

Security Description	Shares or Principal Amount	Value
Yara International ASA, 4.75%, 6/1/28, Callable 3/1/28 @ 100 (a)	11,673	$12,818
		184,668
Real Estate (0.2%):
Scentre Group Trust 1/Scentre Group Trust 2
2.38%, 4/28/21, Callable 3/29/21 @ 100 (a)	5,000	5,008
3.25%, 10/28/25, Callable 7/30/25 @ 100 (a)	10,000	10,275
		15,283
Sovereign Bond (0.2%):
Caribbean Development Bank, 4.38%, 11/9/27 (a)	5,000	5,194
Republic of Italy Government International Bond, 5.38%, 6/15/33	10,000	11,976
		17,170
Utilities (0.6%):
Comision Federal de Electricidad, 4.75%, 2/23/27 (a)	5,000	5,285
Electricite de France SA, 5.25%(USSW10+371bps), 12/31/99, Callable 1/29/23 @ 100 (a)(b)	25,000	25,840
ENEL Chile SA, 4.88%, 6/12/28	10,000	11,081
Fortis, Inc., 3.06%, 10/4/26, Callable 7/4/26 @ 100	10,000	10,268
Transelec SA, 3.88%, 1/12/29, Callable 10/16/28 @ 100 (a)	3,500	3,605
		56,079
Total Yankee Dollars (Cost $1,407,205)		1,484,962

Municipal Bonds (6.8%)
California (0.9%):
Industry Public Facilities Authority(INS-Assured Guaranty Municipal Corp.)
Series A, 3.47%, 1/1/21	$5,000	5,058
Series A, 3.82%, 1/1/22	5,000	5,151
Las Virgenes Unified School District, GO, Series C1, 5.54%, 8/1/25	1,250	1,426
Placentia-Yorba Linda Unified School District, GO, 5.40%, 8/1/21	850	901
Port of Oakland Revenue
4.50%, 5/1/32, Pre-refunded 5/1/22 @ 100	75	81
4.50%, 5/1/32, Continuously Callable @100	11,625	12,393
Series P, 4.50%, 5/1/30, Continuously Callable @100	5,000	5,356
Riverside Community College District, GO
Series B, 3.49%, 8/1/23	4,250	4,498
Series B, 3.61%, 8/1/24	3,000	3,219
San Jose Redevelopment Agency Successor Agency, Series A-T, 3.13%, 8/1/28, Continuously Callable @100	10,000	10,546
San Marcos Redevelopment Agency Successor Agency
Series B, 4.02%, 10/1/25	5,250	5,778
Series B, 4.47%, 10/1/29	6,500	7,473
Torrance Unified School District, GO, Series B, 5.52%, 8/1/21	2,000	2,127
Vista Redevelopment Agency Successor Agency(INS-Assured Guaranty Municipal Corp.), Series A, 4.13%, 9/1/30, Continuously Callable @100	2,590	2,781
		66,788
Colorado (0.1%):
County of El Paso CO. Revenue, 4.47%, 10/1/35	5,000	5,882

Connecticut (0.8%):
City of Bridgeport, GO
Series A, 4.03%, 8/15/28	10,000	10,946
Series A, 4.08%, 8/15/29, Continuously Callable @100	7,380	8,059
City of New Haven, GO, Series B, 4.68%, 8/1/31, Continuously Callable @100	10,000	11,265

Security Description	Principal Amount	Value
State of Connecticut, GO
Series A, 3.23%, 1/15/25	$5,000	$5,235
Series A, 3.43%, 4/15/28	1,500	1,608
Series A, 3.90%, 9/15/28	2,500	2,776
Town of Hamden, GO, 4.93%, 8/15/30, Continuously Callable @100	3,845	4,238
Town of Stratford, GO, 5.75%, 8/15/30, Continuously Callable @100	10,000	11,211
		55,338
Florida (0.3%):
City of Jacksonville Revenue, 2.37%, 10/1/20	3,000	2,997
County of Miami-Dade Aviation Revenue
Series B, 2.70%, 10/1/26	8,250	8,423
Series B, 3.38%, 10/1/30, Continuously Callable @100	2,500	2,634
Palm Beach County School District Certificate participation, 5.40%, 8/1/25	6,000	6,999
The School Board of Miami-Dade County(INS-Assured Guaranty Municipal Corp.), Series B, 5.38%, 5/1/31, Continuously Callable @100	10,000	10,490
		31,543
Georgia (0.0%(d)):
Atlanta & Fulton County Recreation Authority Revenue
3.80%, 12/15/37	2,000	2,127
4.00%, 12/15/46	1,500	1,652
		3,779
Hawaii (0.5%):
City & County of Honolulu, GO
2.81%, 11/1/23, Pre-refunded 11/1/22 @ 100	900	922
3.06%, 11/1/25, Pre-refunded 11/1/22 @ 100	680	702
3.16%, 11/1/26, Pre-refunded 11/1/22 @ 100	775	802
3.26%, 11/1/27, Pre-refunded 11/1/22 @ 100	625	649
3.36%, 11/1/28, Pre-refunded 11/1/22 @ 100	690	718
State of Hawaii Department of Budget & Finance Revenue
3.25%, 1/1/25	3,000	3,148
3.10%, 5/1/26	7,235	7,585
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A2, 3.24%, 1/1/31	15,000	15,681
State of Hawaii, GO, 2.80%, 10/1/27, Continuously Callable @100	7,000	7,218
		37,425
Idaho (0.0%(d)):
Idaho State Building Authority Revenue
3.78%, 9/1/30, Continuously Callable @100	2,500	2,734
3.93%, 9/1/31, Continuously Callable @100	2,120	2,334
3.98%, 9/1/32, Continuously Callable @100	2,000	2,203
		7,271
Illinois (0.5%):
Chicago Midway International Airport Revenue
Series A, 5.00%, 1/1/25, Continuously Callable @100	6,500	7,394
Series A, 5.00%, 1/1/26, Continuously Callable @100	8,000	9,083
Chicago O’Hare International Airport Revenue, Series B, 5.00%, 1/1/21	5,000	5,202
City of Chicago Wastewater Transmission Revenue, 5.84%, 1/1/35	6,500	7,972
Illinois Finance Authority Revenue
3.55%, 8/15/29	2,025	2,144
3.60%, 8/15/30	3,000	3,190
Winnebago & Boone Counties School District No 205 Revenue, 3.80%, 12/1/26, Continuously Callable @100	4,500	4,744
		39,729
Indiana (0.3%):
Indiana Finance Authority Revenue
Series A, 3.62%, 7/1/36	1,500	1,617
Series B, 3.43%, 9/15/32, Continuously Callable @100	4,500	4,424
Series C, 4.36%, 7/15/29	4,955	5,707

Security Description	Principal Amount	Value
Series C, 4.53%, 7/15/31	$4,260	$5,051
		16,799
Kansas (0.2%):
Kansas Development Finance Authority Revenue, Series H, 4.73%, 4/15/37	10,000	12,215

Kentucky (0.0%(d)):
Kentucky Economic Development Finance Authority Revenue
3.72%, 12/1/26	2,335	2,495
3.82%, 12/1/27	1,985	2,141
3.92%, 12/1/28, Continuously Callable @100	1,000	1,080
4.02%, 12/1/29, Continuously Callable @100	1,500	1,623
4.12%, 12/1/30, Continuously Callable @100	1,300	1,411
Kentucky Economic Development Finance Authority Revenue(INS-Assured Guaranty Municipal Corp.), 3.62%, 12/1/25	1,000	1,058
		9,808
Louisiana (0.3%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 3.24%, 8/1/28	20,000	20,608

Maine (0.1%):
Maine Municipal Bond Bank Revenue, 4.25%, 6/1/23	5,000	5,376

Maryland (0.0%(d)):
Maryland Economic Development Corp. Revenue
Series B, 4.05%, 6/1/27	2,290	2,412
Series B, 4.15%, 6/1/28	2,390	2,539
Series B, 4.25%, 6/1/29	2,495	2,671
Series B, 4.35%, 6/1/30	1,325	1,430
Series B, 4.40%, 6/1/31	1,385	1,502
		10,554
Mississippi (0.2%):
State of Mississippi, GO
Series D, 3.73%, 10/1/32	10,000	11,320
Series E, 2.83%, 12/1/24	1,800	1,880
Series E, 3.03%, 12/1/25	2,000	2,120
		15,320
New Jersey (0.4%):
City of Atlantic, GO
Series A, 4.23%, 9/1/25	2,525	2,699
Series A, 4.29%, 9/1/26	2,415	2,611
Economic Development Authority Revenue, Series C, 5.71%, 6/15/30	2,500	3,066
New Jersey Economic Development Authority Revenue
5.25%, 9/1/22, Continuously Callable @100	2,700	2,830
Series YY, 4.45%, 6/15/20	14,310	14,506
New Jersey Educational Facilities Authority Revenue, Series E, 4.02%, 7/1/39	3,000	3,206
New Jersey Transportation Trust Fund Authority Revenue, 5.50%, 12/15/22	3,320	3,699
New Jersey Transportation Trust Fund Authority Revenue(INS - AMBAC Assurance Corp.), Series B, 5.25%, 12/15/22	5,000	5,534
New Jersey Transportation Trust Fund Authority Revenue, BAB, Series C, 5.75%, 12/15/28	1,810	2,094
South Jersey Port Corp. Revenue
Series B, 5.00%, 1/1/25	500	574
Series B, 5.00%, 1/1/26	1,000	1,170
Series B, 5.00%, 1/1/27	1,000	1,190
Series B, 5.00%, 1/1/28	500	604
		43,783
New Mexico (0.0%(d)):
County of Sandoval Revenue, 2.72%, 6/1/20	1,000	1,003

Security Description	Principal Amount	Value
New York (0.5%):
Long Island Power Authority Revenue
Series B, 3.98%, 9/1/25	$2,500	$2,728
Series B, 4.13%, 9/1/26	2,500	2,765
Long Island Power Authority Revenue, BAB, 5.25%, 5/1/22	10,000	10,798
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 2/1/35, Continuously Callable @100	5,000	5,223
New York State Dormitory Authority Revenue, 5.10%, 8/1/34	11,400	13,648
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	3,846	3,859
Town of Oyster Bay, GO
3.80%, 2/1/20	1,830	1,835
3.95%, 2/1/21	1,500	1,524
		42,380
North Carolina (0.1%):
City of Kannapolis Tax Allocation, BAB, Series B, 7.28%, 3/1/27, Continuously Callable @100	5,000	5,082

Ohio (0.1%):
City of Cleveland Airport System Revenue
Series A, 2.88%, 1/1/31	1,230	1,239
Series A, 2.93%, 1/1/32	2,990	3,011
Series A, 2.98%, 1/1/33	3,190	3,202
Cleveland Department of Public Utilities Division of Public Power Revenue, 5.50%, 11/15/38, Continuously Callable @100	10,000	10,633
		18,085
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	10,250	11,844

Other Territories (0.0%(d)):
Federal Home Loan Mortgage Corp. Revenue, Series A, 1.60%, 8/15/51(o)	3,213	3,211

Pennsylvania (0.5%):
Commonwealth Financing Authority Revenue, Series A, 3.86%, 6/1/38	5,045	5,508
Pennsylvania Economic Development Financing Authority Revenue, Series B, 3.20%, 11/15/27	1,375	1,428
Pennsylvania Industrial Development Authority Revenue, 3.56%, 7/1/24(a)	10,000	10,359
Scranton School District, GO
Series A, 3.15%, 6/15/34, Callable 6/15/24 @ 100 (Put Date 6/15/24)(a)(o)(p)	2,810	2,838
Series B, 3.15%, 6/15/34, Callable 6/15/24 @ 100 (Put Date 6/15/24)(a)(o)(p)	1,415	1,430
State Public School Building Authority Revenue, 3.15%, 4/1/30	6,460	6,505
State Public School Building Authority Revenue(INS-Build America Mutual Assurance Co.)
Series A, 2.84%, 12/1/19	1,625	1,625
Series B-1, 4.08%, 12/1/23	1,300	1,386
The School District of Philadelphia, GO, 5.06%, 9/1/42	10,000	11,353
		42,432
South Carolina (0.2%):
South Carolina Public Service Authority Revenue, Series D, 4.77%, 12/1/45	10,000	12,446

Tennessee (0.1%):
Jackson Energy Authority Revenue
2.90%, 4/1/22	2,000	2,041
3.05%, 4/1/23	2,745	2,833
Series E, 3.20%, 4/1/24, Continuously Callable @100	3,915	4,052
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Series B, 4.05%, 7/1/26, Continuously Callable @100	8,000	8,762
		17,688

Security Description	Principal Amount	Value
Texas (0.5%):
Austin Community College District Public Facility Corp. Revenue,
Series A, 6.76%, 8/1/30, Pre-refunded BAB 8/1/20 @ 100	$1,550	$1,607
Series A, 6.91%, 8/1/35, Pre-refunded BAB 8/1/20 @ 100	2,000	2,075
City of Houston Combined Utility System Revenue, 5.00%, 11/15/33, Continuously Callable @100	5,000	5,186
Colony Local Development Corp. Revenue (INS-Berkshire Hathaway Assurance Corp.), Series A, 4.38%, 10/1/33	9,000	10,667
Ector County Hospital District Revenue, BAB, Series B, 7.18%, 9/15/35, Continuously Callable @100	9,700	9,884
Fort Worth International Airport Revenue
4.00%, 11/1/21, Pre-refunded 11/1/20 @ 100	12,570	12,894
Series A, 4.44%, 11/1/21	2,265	2,378
McLennan County Public Facility Corp. Revenue, 3.90%, 6/1/29, Continuously Callable @100	2,000	2,111
Port of Corpus Christi Authority of Nueces County Revenue, 3.49%, 12/1/25	1,000	1,056
		47,858
Total Municipal Bonds (Cost $540,142)		584,247

U.S. Government Agency Mortgages (5.9%)
Federal Home Loan Mortgage Corp.
5.00%, 6/1/20 - 1/1/21	151	152
5.50%, 11/1/20 - 4/1/36	1,055	1,169
Series K018, Class X1, 1.31%, 1/25/22 (c)(n)	54,681	1,142
Series K020, Class X1, 1.39%, 5/25/22 (c)(n)	87,928	2,447
Series K021, Class X1, 1.43%, 6/25/22 (c)(n)	67,056	1,994
Series K025, Class X1, 0.82%, 10/25/22 (c)(n)	64,451	1,271
Series K026, Class X1, 0.98%, 11/25/22 (c)(n)	89,787	2,150
Series K028, Class A2, 3.11%, 2/25/23	4,000	4,139
Series K044, Class A2, 2.81%, 1/25/25	15,000	15,576
Series K045, Class A2, 3.02%, 1/25/25	10,000	10,491
Series KPLB, Class A, 2.77%, 5/25/25	17,000	17,620
Series K049, Class A2, 3.01%, 7/25/25	8,000	8,413
Series KC02, Class A2, 3.37%, 7/25/25 (h)	10,000	10,602
Series K053, Class A2, 3.00%, 12/25/25	7,000	7,374
Series KIR1, Class A2, 2.85%, 3/25/26 (h)	12,000	12,547
Series K056, Class AM, 2.59%, 5/25/26	10,000	10,263
Series K058, Class A2, 2.65%, 8/25/26 (h)	20,000	20,757
Series K062, Class A2, 3.41%, 12/25/26 (h)	10,000	10,855
Series K063, Class A2, 3.43%, 1/25/27 (c)	9,000	9,774
Series S8FX, Class A1, 3.02%, 3/25/27	11,911	12,520
Series KIR2, Class A2, 3.17%, 3/25/27	9,500	10,155
Series K064, Class AM, 3.33%, 3/25/27 (c)	8,420	9,048
Series K068, Class A2, 3.24%, 8/25/27	4,533	4,884
Series K069, Class A2, 3.19%, 9/25/27 (c)	5,759	6,185
Series K070, Class A2, 3.30%, 11/25/27 (c)	8,766	9,485
Series K075, Class A2, 3.65%, 2/25/28 (c)	3,000	3,323
Series K082, Class A2, 3.92%, 9/25/28 (c)	5,000	5,660
Series K083, Class A2, 4.05%, 9/25/28 (c)	5,000	5,713
Series K085, Class A2, 4.06%, 10/25/28 (c)	6,794	7,764
Series K153, Class A2, 3.29%, 3/25/29 (c)	7,500	8,148
Series 4818, Class VD, 4.00%, 6/15/29	9,062	9,293
Series K095, Class A2, 2.79%, 6/25/29	8,750	9,208
Series K094, Class A2, 2.90%, 6/25/29	10,000	10,613
Series K097, Class AM, 2.22%, 7/25/29	5,000	4,986
Series K097, Class A2, 2.51%, 7/25/29	8,000	8,241

Security Description	Principal Amount	Value
Series K096, Class A2, 2.52%, 7/25/29	$9,000	$9,283
Series KG02, Class A2, 2.41%, 8/25/29	9,091	9,261
Series K151, Class A3, 3.51%, 4/25/30	15,500	16,944
Series K158, Class A2, 3.90%, 12/25/30 - 10/25/33 (c)	12,000	13,755
Series K153, Class A3, 3.12%, 10/25/31 (c)	4,855	5,161
Series K154, Class A3, 3.46%, 11/25/32	4,455	4,912
Series K-1510, Class A3, 3.79%, 1/25/34	19,200	21,959
Series K1511, Class A3, 3.54%, 3/25/34	10,000	11,174
Series K-1512, Class A3, 3.06%, 4/25/34	5,500	5,860
Series 1904, Class A3, 2.80%, 8/25/34	10,000	10,341
3.50%, 5/1/42 - 5/1/47	28,768	30,064
Series K098, Class A2, 2.43%, 10/25/52	10,000	10,230
		422,906
Federal National Mortgage Association
5.50%, 7/1/21 - 5/1/38	5,551	6,242
7.00%, 10/1/22 - 3/1/23	8	9
Series 2016-M2, Class AV2, 2.15%, 1/25/23	10,307	10,368
Series 2017-M15, Class AV2, 2.63%, 11/25/24 (c)	4,834	4,974
Series 2017-M2, Class A2, 2.80%, 2/25/27 (c)	3,500	3,661
Series M7, Class A2, 2.96%, 2/25/27 (c)	2,500	2,634
2.50%, 2/1/28 - 11/1/34 (h)	16,387	16,592
Series M4, Class A2, 3.04%, 3/25/28 (c)	7,105	7,564
Series 2019-M12, Class A2, 2.89%, 5/25/29 (c)	8,000	8,416
6.50%, 4/1/31 - 3/1/32	466	539
5.00%, 6/1/33	1,170	1,288
6.00%, 5/1/36 - 8/1/37	1,875	2,171
4.00%, 4/1/48	4,164	4,325
3.50%, 9/1/49 (h)	9,884	10,161
		78,944
Government National Mortgage Association
7.00%, 5/15/23 - 7/15/32	747	823
6.50%, 6/15/23 - 10/15/31	1,039	1,145
7.50%, 7/15/23 - 12/15/28	389	421
6.00%, 8/15/28 - 1/15/33	1,983	2,197
5.50%, 4/20/33	380	428
5.00%, 8/15/33	2,164	2,405
		7,419
Government National Mortgage Association
7.50%, 5/15/27 - 8/15/29	118	131
6.00%, 8/20/32	360	412
		543
Total U.S. Government Agency Mortgages (Cost $486,633)		509,812

U.S. Treasury Obligations (8.8%)
U.S. Treasury Bills, 1.45%, 12/12/19 (k)	25,000	24,958
U.S. Treasury Bonds
3.88%, 8/15/40	30,000	39,197
2.75%, 8/15/42 (h)	15,000	16,641
2.75%, 11/15/42	10,000	11,092
3.38%, 5/15/44	5,000	6,161
3.00%, 11/15/44	25,000	29,043
2.50%, 2/15/45 (h)	65,000	69,164
2.50%, 2/15/46	15,000	15,975
2.25%, 8/15/46 (h)	42,950	43,567
2.88%, 11/15/46 (h)	10,000	11,442
2.75%, 11/15/47 (h)	12,000	13,442
3.00%, 2/15/49	10,000	11,794

Security Description	Shares or Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds
2.38%, 1/15/25	$40,000	$60,569
0.88%, 1/15/29	10,000	10,808
U.S. Treasury Notes
3.63%, 2/15/20	20,000	20,112
2.63%, 11/15/20	50,000	50,520
1.50%, 8/31/21	10,000	9,989
2.00%, 2/15/22	15,000	15,159
1.63%, 11/15/22	7,000	7,023
2.38%, 1/31/23	5,000	5,134
2.00%, 2/15/23	10,000	10,152
2.50%, 5/15/24	5,000	5,211
2.25%, 11/15/24	10,000	10,340
2.50%, 1/31/25	5,000	5,239
2.00%, 2/15/25	80,000	81,807
2.75%, 8/31/25	10,000	10,649
3.00%, 10/31/25	15,000	16,209
2.25%, 11/15/25	5,000	5,190
1.63%, 2/15/26	50,000	50,090
2.38%, 5/15/27 (h)	10,000	10,544
2.25%, 8/15/27	10,000	10,459
2.25%, 11/15/27	10,000	10,466
2.75%, 2/15/28 (h)	5,000	5,427
2.88%, 5/15/28	5,000	5,485
2.88%, 8/15/28	15,000	16,479
3.13%, 11/15/28 (h)	5,000	5,608
2.63%, 2/15/29	20,000	21,628
Total U.S. Treasury Obligations (Cost $702,823)		752,773

Commercial Papers (1.0%)
BMW US Capital LLC, 1.64%, 11/21/19 (k)	10,300	10,290
Brown-Forman Corp., 1.87%, 11/29/19 (k)	5,000	4,992
Home Depot, Inc., 1.59%, 11/1/19 (k)	25,000	25,000
National Rural Utilities Cooperative Finance Corp., 1.62%, 11/13/19 (k)	15,000	14,992
Old Line Funding LLC, 1.70%, 11/20/19 (k)	3,000	2,997
Ridgefield Funding Co. LLC, 1.67%, 11/4/19 (k)	14,000	13,997
Ridgefield Fundng Co. LLC, 1.70%, 11/7/19 (k)	14,507	14,502
Total Commercial Papers (Cost $86,772)		86,770

Collateral for Securities Loaned^ (0.2%)
HSBC U.S. Government Money Market Fund, I Shares, 1.74%(m)	15,256,153	15,256
Total Collateral for Securities Loaned (Cost $15,256)		15,256
Total Investments (Cost $8,175,623) — 100.0%		8,603,113
Liabilities in excess of other assets — 0.0%		(1,550)
NET ASSETS - 100.00%		$8,601,563

^	Purchased with cash collateral from securities on loan.
(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid, unless otherwise noted, based upon procedures approved by the Board of Trustees. As of October 31, 2019, the fair value of these securities was $2,216,654 (thousands) and amounted to 25.8% of net assets.

(b)	Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2019.
(c)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2019.

(d)	Amount represents less than 0.05% of net assets.
(e)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f)	All or a portion of this security is on loan.
(g)	Security purchased on a when-issued basis.
(h)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(i)	Step Bond. Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at October 31, 2019.
(j)	Defaulted security.

(k)	Rate represents the effective yield at October 31, 2019.
(l)	Security deemed illiquid by the Adviser based upon procedures approved by the Board of Trustees.
Trustees.
(m)	Rate disclosed is the daily yield on October 31, 2019.
(n)	Security is interest only.
(o)

Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period.  The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions.  These securities do not indicate a reference rate and spread in their description.

(p)	Put Bond

ADR—American Depositary Receipt

AMBAC—American Municipal Bond Assurance Corporation

bps—Basis points

BAB-Build America Bond

GO—General Obligation

H15T5Y—5 Year Treasury Constant Maturity Rate

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of October 31, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of October 31, 2019, based on the last reset date of the security

LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of October 31, 2019, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

ULC—Unlimited Liability Co.

USISDA05—5 Year ICE Swap Rate

USSW10—USD 10 Year Swap Rate

USSW5—USD 5 Year Swap Rate

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS

Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Income Stock Fund	October 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (6.6%):
Activision Blizzard, Inc.	148,300	$8,309
AT&T, Inc.	896,871	34,521
Comcast Corp., Class A	431,600	19,345
Omnicom Group, Inc.	171,100	13,207
The Walt Disney Co.	93,200	12,109
Verizon Communications, Inc.	1,603,750	96,978
		184,469
Consumer Discretionary (8.7%):
Best Buy Co., Inc.	113,100	8,124
Expedia, Inc.	84,900	11,602
Ford Motor Co.	3,431,355	29,475
General Motors Co., Class C	369,400	13,727
Genuine Parts Co.	110,200	11,304
L Brands, Inc.	266,081	4,534
Las Vegas Sands Corp.	193,234	11,950
Lowe’s Cos., Inc.	91,900	10,257
McDonald’s Corp.	65,300	12,845
Nike, Inc., Class B	89,300	7,997
Starbucks Corp.	450,300	38,076
Target Corp.	179,700	19,212
The Home Depot, Inc.	236,099	55,384
TJX Cos., Inc.	178,800	10,308
		244,795
Consumer Staples (10.3%):
Colgate-Palmolive Co.	291,400	19,990
General Mills, Inc.	206,400	10,498
Kimberly-Clark Corp.	205,200	27,267
PepsiCo, Inc.	29,410	4,034
Sysco Corp.	127,100	10,151
The Procter & Gamble Co.	714,751	88,994
Walgreens Boots Alliance, Inc.	617,100	33,805
Walmart, Inc.	787,594	92,353
		287,092
Energy (4.2%):
Chevron Corp.	156,556	18,182
EOG Resources, Inc.	94,800	6,571
Exxon Mobil Corp.	407,018	27,502
Occidental Petroleum Corp.	261,900	10,607
ONEOK, Inc.	180,964	12,637
Phillips 66	155,358	18,149
Schlumberger Ltd.	550,000	17,980
Valero Energy Corp.	81,800	7,933
		119,561
Financials (23.9%):
Aflac, Inc.	395,600	21,030
American Express Co.	129,700	15,211
American Financial Group, Inc.	113,186	11,776
Ameriprise Financial, Inc.	53,857	8,126
Bank of America Corp.	1,756,726	54,933
BB&T Corp.	224,000	11,883
Capital One Financial Corp.	235,400	21,951
CBOE Holdings, Inc.	70,231	8,087
Chimera Investment Corp.	693,956	14,060
Citigroup, Inc.	927,490	66,649
CME Group, Inc.	85,501	17,592
Comerica, Inc.	138,000	9,028

Security Description	Shares	Value
Discover Financial Services	223,100	$17,906
Everest Re Group Ltd.	25,356	6,519
FactSet Research Systems, Inc.	39,100	9,913
Fifth Third BanCorp.	389,600	11,330
Franklin Resources, Inc.	765,500	21,090
Hartford Financial Services Group, Inc.	259,600	14,818
Huntington Bancshares, Inc.	1,229,500	17,373
Intercontinental Exchange, Inc.	234,100	22,080
Invesco Ltd.	479,896	8,072
JPMorgan Chase & Co.	190,900	23,847
M&T Bank Corp.	74,600	11,677
MarketAxess Holdings, Inc.	23,000	8,478
MetLife, Inc.	269,900	12,629
Nasdaq, Inc.	77,700	7,752
People’s United Financial, Inc.	802,500	12,976
RenaissanceRe Holdings Ltd., ADR	76,000	14,225
S&P Global, Inc.	95,600	24,664
T. Rowe Price Group, Inc.	48,682	5,637
The Allstate Corp.	225,300	23,976
The Bank of New York Mellon Corp.	248,300	11,608
The Hanover Insurance Group, Inc.	60,791	8,007
The PNC Financial Services Group, Inc.	185,500	27,213
The Progressive Corp.	119,300	8,315
The Travelers Co., Inc.	77,091	10,104
U.S. Bancorp	332,900	18,982
Wells Fargo & Co.	673,832	34,790
Zions Bancorp NA	238,300	11,550
		665,857
Health Care (14.4%):
Abbott Laboratories	206,600	17,274
AbbVie, Inc.	815,529	64,876
Amgen, Inc.	249,900	53,291
Anthem, Inc.	41,000	11,032
Becton, Dickinson & Co.	47,300	12,109
Cardinal Health, Inc.	308,600	15,260
Danaher Corp.	86,300	11,894
Johnson & Johnson	471,808	62,298
McKesson Corp.	92,314	12,278
Medtronic PLC	313,500	34,139
Merck & Co., Inc.	1,159,383	100,472
Stryker Corp.	40,000	8,651
		403,574
Industrials (12.4%):
Alaska Air Group, Inc.	128,300	8,908
Allegion PLC	92,700	10,757
Allison Transmission Holdings, Inc.	235,100	10,253
C.H. Robinson Worldwide, Inc.	202,300	15,302
Cummins, Inc.	88,800	15,316
Delta Air Lines, Inc.	450,500	24,813
Eaton Corp. PLC, ADR	151,700	13,214
Honeywell International, Inc.	168,200	29,053
Illinois Tool Works, Inc.	104,600	17,634
Johnson Controls International PLC	227,482	9,857
Lennox International, Inc.	48,200	11,923
Lockheed Martin Corp.	86,100	32,432
PACCAR, Inc.	161,300	12,268
Republic Services, Inc., Class A	192,219	16,821
Robert Half International, Inc.	122,700	7,027
Rockwell Automation, Inc.	45,300	7,791
Southwest Airlines Co.	210,900	11,838

Security Description	Shares	Value
The Boeing Co.	125,803	$42,762
Toro Co.	102,442	7,901
United Parcel Service, Inc., Class B	105,300	12,127
Waste Management, Inc.	228,300	25,618
		343,615
Information Technology (9.1%):
Apple, Inc.	270,744	67,350
Cisco Systems, Inc.	733,066	34,828
Intel Corp.	87,901	4,969
International Business Machines Corp.	228,713	30,586
Microsoft Corp.	153,309	21,980
Oracle Corp.	443,529	24,168
QUALCOMM, Inc.	466,544	37,529
Texas Instruments, Inc.	299,100	35,291
		256,701
Materials (1.3%):
Air Products & Chemicals, Inc.	122,900	26,210
LyondellBasell Industries NV, Class A	129,173	11,587
		37,797
Real Estate (4.9%):
Alexandria Real Estate Equities, Inc.	31,070	4,932
AvalonBay Communities, Inc.	31,054	6,759
Cyrusone, Inc.	60,436	4,308
Digital Realty Trust, Inc.	50,921	6,469
Essex Property Trust, Inc.	13,772	4,505
Host Hotels & Resorts, Inc.	352,560	5,778
Jones Lang LaSalle, Inc.	94,813	13,892
Prologis, Inc.	102,013	8,953
Public Storage	60,100	13,394
Realty Income Corp.	73,930	6,047
Simon Property Group, Inc.	199,000	29,986
Ventas, Inc.	270,449	17,606
Welltower, Inc.	91,875	8,332
Weyerhaeuser Co.	177,540	5,186
		136,147
Utilities (3.9%):
CMS Energy Corp.	219,900	14,056
Dominion Resources, Inc.	220,400	18,194
Duke Energy Corp.	292,500	27,571
Evergy, Inc.	291,600	18,636
The Southern Co.	156,100	9,781
WEC Energy Group, Inc.	222,264	20,982
		109,220
Total Common Stocks (Cost $2,411,246)		2,788,828

Total Investments (Cost $2,411,246) — 99.7%		2,788,828
Other assets in excess of liabilities — 0.3%		8,380
NET ASSETS - 100.00%		$2,797,208

ADR—American Depositary Receipt

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Intermediate-Term Bond Fund	October 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (3.9%)
AccessLex Institute, Series 2004-2, Class A3, 2.13%(LIBOR03M+19bps), 10/25/24, Callable 7/25/31 @ 100(a)	$3,176	$3,147
Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.82%, 3/18/24, Callable 8/18/22 @ 100	6,360	6,614
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 4/15/23 @ 100(b)	2,571	2,609
Canadian Pacer Auto Receivables Trust, Series 2019-1, Class C, 3.75%, 7/21/25, Callable 10/19/22 @ 100(b)	3,000	3,097
Credit Acceptance Auto Loan Trust, Series 2018-1, Class C, 3.77%, 6/15/27, Callable 7/15/21 @ 100(b)	2,000	2,044
Credit Acceptance Auto Loan Trust, Series 2017-3, Class C, 3.48%, 10/15/26, Callable 7/15/21 @ 100(b)	9,665	9,828
Credit Acceptance Auto Loan Trust, Series 2018-2, Class C, 4.16%, 9/15/27(b)	8,720	9,052
Dell Equipment Finance Trust, Series 2017-2, Class D, 3.27%, 10/23/23, Callable 8/22/20 @ 100(b)	3,250	3,270
Element Rail Leasing LLC, Series 2014-1A, Class A2, 3.67%, 4/19/44, Callable 4/19/21 @ 100(b)	5,000	5,045
Enterprise Fleet Financing LLC, Series 2019-3, Class A2, 2.06%, 5/20/25(b)	2,500	2,503
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.62%, 9/15/24(b)	2,096	2,092
Evergreen Credit Card Trust, Series 2019-3, Class C, 2.71%, 10/16/23(b)	4,000	4,000
Exeter Automobile Receivables Trust, Series 2018-1, Class C, 3.03%, 1/17/23, Callable 10/15/21 @ 100(b)	2,170	2,181
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100(b)	1,875	1,893
Hertz Vehicle Financing II LP, Series 2017-1A, Class A, 2.96%, 10/25/21(b)	10,000	10,066
Hertz Vehicle Financing LP, Series 2017-2A, Class A, 3.29%, 10/25/23(b)	4,333	4,443
Hertz Vehicle Financing LP, Series 2016-4A, Class A, 2.65%, 7/25/22(b)	1,000	1,005
Hertz Vehicle Financing LP, Series 2019-1A, Class B, 4.10%, 3/25/23(b)	7,120	7,344
HPEFS Equipment Trust, Series 2019-1, Class B, 2.32%, 9/20/29, Callable 7/20/22 @ 100(b)	1,750	1,755
HPEFS Equipment Trust, Series 2019-1, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100(b)	1,350	1,354
NP SPE LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47, Callable 10/20/27 @ 100(b)	5,875	6,274
Santander Drive Auto Receivables Trust, Series 2018-5, Class D, 4.19%, 12/16/24, Callable 9/15/21 @ 100	4,275	4,413
Santander Drive Auto Receivables Trust, Series 2017-3, Class D, 3.20%, 11/15/23, Callable 6/15/21 @ 100	1,450	1,469
Santander Drive Auto Receivables Trust, Series 2018-2, Class D, 3.88%, 2/15/24, Callable 7/15/21 @ 100	1,665	1,709
Sapphire Aviation Finance Ltd., Series 2018-1A, Class A, 4.25%, 3/15/40(b)	2,168	2,223
SCF Equipment Leasing LLC, Series 2019-2, Class C, 3.11%, 6/21/27, Callable 10/20/24 @ 100(b)	5,500	5,525

Security Description	Principal Amount	Value
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 11/20/19 @ 100(b)	$8,283	$8,393
SCF Equipment Leasing LLC, Series 2018-1, Class B, 3.97%, 12/20/25, Callable 11/20/19 @ 100(b)	1,000	1,039
SLM Student Loan Trust, Series 2003-14, Class B, 2.49%(LIBOR03M+55bps), 10/25/65, Callable 1/25/29 @ 100(a)	712	673
SLM Student Loan Trust, Series 2006-2, Class B, 2.16%(LIBOR03M+22bps), 1/25/41, Callable 4/25/32 @ 100(a)	1,993	1,813
SLM Student Loan Trust, Series 2012-6, Class B, 2.82%(LIBOR01M+100bps), 4/27/43, Callable 1/25/27 @ 100(a)	2,500	2,365
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	7,583	7,891
Tesla Auto Lease Trust, Series 2018-A, Class B, 2.75%, 2/20/20, Callable 3/20/20 @ 100(b)	214	214
Transportation Finance Equipment Trust, Series 2019-1, Class C, 2.19%, 8/23/24, Callable 5/23/23 @ 100(b)	1,250	1,242
Trinity Rail Leasing LLC, Series 2019-1, Class A, 3.82%, 4/17/49, Callable 4/17/20 @ 100(b)	3,865	4,017
Trinity Rail Leasing LP, Series 2006-1A, Class A1, 5.90%, 5/14/36(b)	1,780	1,825
TRIP Rail Master Funding LLC, Series 2017-1A, Class A2, 3.74%, 8/15/47, Callable 4/15/24 @ 100(b)	3,333	3,406
Westlake Automobile Receivables Trust, Series 2018-2, Class D, 4.00%, 1/16/24, Callable 11/15/21 @ 100(b)	4,625	4,753
Westlake Automobile Receivables Trust, Series 2018-3, Class C, 3.61%, 10/16/23, Callable 1/15/22 @ 100(b)	7,686	7,816
Total Asset Backed Securities (Cost $148,889)		150,402

Collateralized Mortgage Obligations (11.4%)
Annisa CLO Ltd, Series 2016-2, Class BR, 3.62%(LIBOR03M+165bps), 7/20/31, Callable 7/20/20 @ 100(a)(b)	5,000	4,917
ARES LII CLO Ltd., Series 2019-52A, Class B, 3.80%(LIBOR03M+185bps), 4/22/31, Callable 4/22/21 @ 100(a)(b)	5,000	4,994
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, 3.30%(LIBOR01M+105bps), 9/15/32(a)(b)	5,000	5,010
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class D, 4.05%(LIBOR01M+180bps), 9/15/32(a)(b)	2,585	2,593
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(b)	13,485	14,157
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.60%, 4/14/33(b)(c)	6,450	6,797
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.60%(LIBOR01M+105bps), 4/14/33(a)(b)	11,735	12,283
BANK, Series 2017-BNK8, Class AS, 3.73%, 11/15/50	7,000	7,602
BANK, Series 2017-BNK4, Class AS, 3.78%, 5/15/50	5,000	5,386
BANK, Series 2019-BNK22, Class AS, 3.21%, 11/15/62(d)	9,000	9,363
BANK, Series 2019-BNK22, Class A4, 2.98%, 11/15/62(d)	8,000	8,338
BANK, Series 2017-BNK6, Class A5, 3.52%, 7/15/60	16,700	18,022
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.21%, 2/11/41(c)	1,297	1,309
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.03%, 4/10/51	5,000	5,591
Benchmark Mortgage Trust, Series 2019-B12, Class AS, 3.42%, 8/15/52	13,828	14,707

Security Description	Principal Amount	Value
Benchmark Mortgage Trust, Series 2018-B1, Class A5, 3.67%, 1/15/51(c)	$5,000	$5,459
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 3.45%(LIBOR01M+145bps), 10/15/36(a)(b)	4,000	4,005
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 3.25%(LIBOR01M+125bps), 10/15/36(a)(b)	8,000	8,010
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 3.08%(LIBOR01M+108bps), 10/15/36(a)(b)	2,571	2,578
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class C, 4.14%, 10/15/34(b)	5,125	5,366
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class D, 4.35%, 10/15/34(b)(c)	1,000	1,049
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class B, 3.83%, 10/15/34(b)	2,000	2,084
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class AJ, 5.74%, 12/15/47(b)(c)	7,000	7,419
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 8/15/50	12,050	12,847
CIFC Funding Ltd., Series 2017-I, Class B, 3.67%(LIBOR03M+170bps), 4/23/29, Callable 1/21/20 @ 100(a)(b)	3,500	3,475
CIFC Funding Ltd., Series 2017-III, Class A1, 3.19%(LIBOR03M+122bps), 7/20/30, Callable 1/20/20 @ 100(a)(b)	5,000	4,979
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class D, 4.35%, 5/10/36(b)	1,000	1,049
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A4, 2.83%, 8/10/49	8,293	8,550
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, 5/10/36(b)	3,750	3,917
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50(c)	3,000	3,280
COMM Mortgage Trust, Series 2013-CCRE11, Class AM, 4.71%, 8/10/50(c)	5,000	5,450
Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.64%, 7/10/38(c)	775	786
DBJPM Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 5/10/49	10,228	10,854
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36(b)	2,500	2,530
DBUBS Mortgage Trust, Series 2011-LC3, Class B, 5.33%, 8/10/44(b)(c)	1,950	2,043
Deutsche Bank Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36(b)	5,000	5,119
Dryden Senior Loan Fund, Series 2016-42A, Class BR, 3.55%(LIBOR03M+155bps), 7/15/30, Callable 7/15/20 @ 100(a)(b)	5,000	4,854
Dryden Senior Loan Fund, Series 2016-43A, Class BR, 3.72%(LIBOR03M+175bps), 7/20/29, Callable 7/20/20 @ 100(a)(b)	4,000	3,986
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.49%, 11/25/23(b)(c)	3,000	3,098
FREMF Mortgage Trust, Series 2019-K99, Class B, 3.77%, 9/25/29(b)(c)	10,000	10,436
GS Mortgage Securities Trust, Series 2019-GSA1, Class AS, 3.34%, 11/10/52(d)	10,000	10,406
GS Mortgage Securities Trust, Series 2012-GC6, Class AS, 4.95%, 1/10/45(b)	3,000	3,149
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/52(d)	10,000	10,408

Security Description	Principal Amount	Value
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38(b)	$6,490	$6,666
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.44%, 7/10/39(b)(c)	8,187	8,449
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CIBC12, Class AJ, 4.99%, 9/12/37(c)	332	334
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AJ, 6.07%, 4/17/45(c)	1,002	398
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3, 3.51%, 5/15/45	7,160	7,393
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class C, 5.60%, 11/15/43(b)(c)	4,000	4,126
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class AS, 5.40%, 8/15/46(b)(c)	6,100	6,385
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class XA, 1.76%, 10/15/45(c)(o)	20,307	806
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class C, 3.75%, 6/5/39(b)(c)	1,614	1,743
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class D, 3.78%, 6/5/39(b)(c)	2,000	2,130
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 3.72%(LIBOR01M+180bps), 5/15/36(a)(b)	2,500	2,501
LCM LP, Series 18A, Class A1R, 2.99%(LIBOR03M+102bps), 4/20/31, Callable 4/20/20 @ 100(a)(b)	1,000	985
Madison Avenue Trust, Series 2013-650M, Class D, 4.03%, 10/12/32(b)(c)	5,630	5,673
Magnetite Ltd., Series 2015-12A, Class BRRA, 3.60%(LIBOR03M+160bps), 10/15/31, Callable 10/15/20 @ 100(a)(b)	3,240	3,176
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class XA, 1.61%, 11/15/45(b)(c)(o)	19,337	731
Morgan Stanley Bank of America Merrill Lynch Trust, Series C17, Class A5, 3.74%, 8/15/47, Callable 7/11/24 @ 100	5,000	5,329
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-29A, Class B1, 3.67%(LIBOR03M+170bps), 10/19/31, Callable 10/19/20 @ 100(a)(b)	4,000	3,929
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-29A, Class B2, 4.60%, 10/19/31, Callable 10/19/20 @ 100(b)	5,000	5,035
Oaktree EIF Ltd., Series 2016-IIIA, Class B, 3.97%(LIBOR03M+200bps), 10/20/27, Callable 4/20/20 @ 100(a)(b)	10,000	10,007
Octagon Investment Partners 42 Ltd., Series 2019-3A, Class B1, 3.95%(LIBOR03M+195bps), 4/15/31, Callable 4/15/21 @ 100(a)(b)	5,000	4,994
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/13/49(b)	6,040	6,032
Palmer Square Loan Funding Ltd., Series 2019-2, Class B, 4.22%(LIBOR03M+225bps), 4/20/27, Callable 7/20/20 @ 100(a)(b)	5,000	4,932
Palmer Square Loan Funding Ltd., Series 2019-3, Class B(LIBOR03M+210bps), 8/20/27, Callable 8/20/20 @ 100(a)(b)	5,000	4,917
Palmer Square Loan Funding Ltd., Series 2019-4, Class B(LIBOR03M+210bps), 10/24/27, Callable 10/24/20 @ 100(a)(b)	5,000	4,974
Palmer Square Loan Funding Ltd., Series 2019-4, Class A2(LIBOR03M+160bps), 10/24/27, Callable 10/24/20 @ 100(a)(b)	4,500	4,490
Race Point CLO Ltd., Series 2016-10A, Class B1R, 3.59%(LIBOR03M+165bps), 7/25/31, Callable 7/25/20 @ 100(a)(b)	5,000	4,885
Stewart Park CLO Ltd., Series 2015-1A, Class A2R, 3.25%(LIBOR03M+125bps), 1/15/30, Callable 1/15/20 @ 100(a)(b)	2,000	1,935

Security Description	Shares or Principal Amount	Value
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class B1, 2.35%(LIBOR01M+50bps), 7/19/35, Callable 11/19/19 @ 100(a)	$1,504	$1,493
TIAA CLO I Ltd., Series 2016-1A, Class B1R, 3.72%(LIBOR03M+175bps), 7/20/31, Callable 7/20/20 @ 100(a)(b)	2,500	2,466
TIAA CLO I Ltd., Series 2016-1A, Class B2R, 4.59%, 7/20/31, Callable 7/20/20 @ 100(b)	2,500	2,512
TIAA CLO IV Ltd., Series 2018-1A, Class A2, 3.67%(LIBOR03M+170bps), 1/20/32, Callable 1/20/21 @ 100(a)(b)	5,000	4,861
Trinitas CLO Ltd., Series 2019-11A, Class B1, 4.30%(LIBOR03M+230bps), 7/15/32, Callable 7/15/21 @ 100(a)(b)	5,000	5,005
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.08%, 5/10/45(b)(c)	24,076	962
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class AS, 5.15%, 1/10/45(b)	4,756	4,992
Venture CLO Ltd., Series 2014-16A, Class ARR, 2.85%(LIBOR03M+85bps), 1/15/28, Callable 1/15/20 @ 100(a)(b)	5,000	4,980
Voya CLO Ltd., Series 2017-1, Class A2, 3.60%(LIBOR03M+160bps), 4/17/30, Callable 1/17/20 @ 100(a)(b)	3,000	2,954
Voya CLO Ltd., Series 2018-3, Class B, 3.65%(LIBOR03M+165bps), 10/15/31, Callable 10/15/20 @ 100(a)(b)	2,500	2,456
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class B, 4.22%, 12/15/48(c)	5,000	5,362
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.28%, 11/15/43(b)(c)	3,000	3,062
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.49%, 9/15/57(c)	2,000	2,194
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class AS, 3.97%, 12/15/48	3,500	3,763
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.06%, 7/17/36(b)(c)	4,200	4,673
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class XA, 1.55%, 12/15/45(b)(c)(o)	61,000	2,375
WFRBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.17%, 2/15/44(b)(c)	6,000	6,184
Total Collateralized Mortgage Obligations (Cost $434,938)		441,504

Preferred Stocks (1.6%)
Communication Services (0.3%):
Centaur Funding Corp., 9.08%, 4/21/20(b)	7,000	7,280
Qwest Corp., 6.50%, 9/1/56	163,947	4,179
		11,459
Consumer Staples (0.7%):
CHS, Inc., Series 2, cumulative redeemable, 7.10%(LIBOR03M+429bps)(a)(e)	400,000	10,948
Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(b)(e)	150,000	14,999
		25,947
Financials (0.4%):
American Overseas Group Ltd., Series A, non-cumulative, 5.66%(LIBOR03M+356bps), 12/15/66(a)(f)(n)	2,000	500
Citigroup Capital, 8.31%(LIBOR03M+637bps), 10/30/40(a)	87,500	2,388
CoBank ACB, non-cumulative, 3.19%(LIBOR03M+118bps)(a)(b)(e)	2,000	1,240
Delphi Financial Group, Inc., 5.35%(LIBOR03M+319bps), 5/15/37(a)(n)	369,987	8,047
HSBC Holdings PLC, Series A,non-cumulative, 6.20%(e)	50,000	1,318

Security Description	Shares or Principal Amount	Value
US Bancorp, Series A, non-cumulative, 3.50% (LIBOR03M+102bps)(a)(e)	5,000	$4,237
		17,730
Real Estate (0.2%):
Equity Residential, Series K, cumulative redeemable, 8.29%(e)	100,000	6,300
Total Preferred Stocks (Cost $61,530)		61,436

Senior Secured Loans (2.5%)
Academy Ltd., 1st Lien Term Loan B, 5.78%(LIBOR01M+400bps), 7/2/22, Callable 12/5/19 @ 100(a)	$4,927	3,294
AMC Entertainment Holdings, Inc., 1st Lien Term Loan B1, 5.23%(LIBOR06M+300bps), 4/22/26, Callable 12/5/19 @ 100(a)	2,985	2,982
Blackstone CQP Holdco LP, 1st Lien Term Loan B, 5.66%(LIBOR03M+350bps), 6/20/24, Callable 12/5/19 @ 101(a)(d)	5,980	5,945
Buckeye Partners LP, 1st Lien Term Loan, 4.53%(LIBOR01M+275bps), 12/16/26, Callable 12/5/19 @ 101(a)(d)	2,000	2,009
California Resources Corp., 6.55%(LIBOR01M+475bps), 12/31/22(a)(d)	5,000	4,278
CEC Entertainment, Inc., 1st Lien Term Loan B, 2/14/21, Callable 12/5/19 @ 100(d)(m)(p)	10,000	9,549
Citgo Petroleum Corp., 7.10%(LIBOR03M+500bps), 3/22/24(a)	1,592	1,592
Clear Channel Outdoor, 8/9/26(d)(m)(p)	3,000	3,005
ClubCorp Holdings, Inc., 1st Lien Term Loan B, 4.85%(LIBOR03M+275bps), 9/18/24, Callable 12/5/19 @ 100(a)(d)	8,000	7,010
Endo International PLC, 1st Lien Term Loan B, 6.06%(LIBOR01M+425bps), 4/29/24, Callable 12/5/19 @ 100(a)	4,950	4,544
Epic Crude Services, LP, 7.04%(LIBOR06M+500bps), 2/20/26(a)	4,000	3,758
Forest City Enterprises LP, 1st Lien Term Loan B, 5.79%(LIBOR01M+400bps), 12/7/25, Callable 12/5/19 @ 100(a)	496	499
H-Food Holdings LLC, 1st Lien Term Loan, 5.47%(LIBOR01M+369bps), 5/31/25, Callable 11/30/19 @ 100(a)(d)	3,000	2,775
HUB International Ltd., 1st Lien Term Loan B, 4/25/25, Callable 12/5/19 @ 101(d)(m)(p)	1,750	1,747
Kloeckner Pentaplast of America, Inc., 1st Lien Term Loan B, 6.18%(LIBOR03M+425bps), 6/30/22, Callable 12/5/19 @ 100(a)	2,685	2,202
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan B, 5.23%(LIBOR03M+325bps), 4/3/24, Callable 12/5/19 @ 100(a)(d)	7,838	7,619
PetSmart, Inc., 1st Lien Term Loan B2, 5.93%(LIBOR01M+400bps), 3/10/22(a)	5,000	4,868
Sally Holdings LLC, 1st Lien Term Loan B2, 4.50%, 7/5/24, Callable 12/5/19 @ 101(p)	4,000	3,900
Serta Simmons Bedding LLC, 1st Lien Term Loan B, 5.42%(LIBOR01M+350bps), 11/8/23, Callable 12/5/19 @ 100(a)	9,373	5,506
Solera LLC, 1st Lien Term Loan B, 4.54%(LIBOR01M+275bps), 3/3/23, Callable 12/5/19 @ 100(a)(d)	6,454	6,391
Sunshine Luxembourg VII Sarl, 1st Lien Term Loan B, 6.35%(LIBOR03M+425bps), 10/2/26, Callable 12/5/19 @ 101(a)	5,000	5,002
VICI Properties 1 LLC, 1st Lien Term Loan B, 2/22/24, Callable 12/5/19 @ 100(m)(p)	2,000	2,006

Security Description	Principal Amount	Value
Whatabrands LLC, 1st Lien Term Loan B, 5.52%(LIBOR03M+325bps), 7/19/26, Callable 12/5/19 @ 101(a)	$1,000	$1,002
Xpo Logistics, Inc., 4.38%(LIBOR01M+250bps), 2/24/25(a)	3,000	3,007
Zayo Group LLC, 1st Lien Term Loan B2, 4.04%(LIBOR01M+225bps), 1/19/24, Callable 12/5/19 @ 100(a)	2,000	2,002
Total Senior Secured Loans (Cost $102,767)		96,492

Corporate Bonds (40.7%)
Communication Services (1.8%):
AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	10,000	10,997
Charter Communications Operating LLC, 4.91%, 7/23/25, Callable 4/23/25 @ 100	10,000	11,025
Comcast Corp., 4.20%, 8/15/34, Callable 2/15/34 @ 100	5,000	5,761
Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100 (b)	5,000	6,143
Qwest Corp., 6.75%, 12/1/21	6,000	6,467
Sprint Spectrum, 3.36%, 3/20/23 (b)	3,000	3,022
Sprint Spectrum Co. LLC, 5.15%, 9/20/29 (b)(g)	10,000	10,886
T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	1,000	1,054
Verizon Communications, Inc., 4.50%, 8/10/33	10,000	11,712
		67,067
Consumer Discretionary (0.7%):
Diamond Sports GR/Diamon, 5.38%, 8/15/26, Callable 8/15/22 @ 102.69 (b)	1,000	1,046
Newell Brands, Inc.
3.85%, 4/1/23, Callable 2/1/23 @ 100	7,500	7,768
4.20%, 4/1/26, Callable 1/1/26 @ 100	10,000	10,468
Party City Holdings, Inc., 6.63%, 8/1/26, Callable 8/1/21 @ 103.31 (b)(g)	2,000	1,945
PetSmart, Inc., 5.88%, 6/1/25, Callable 6/1/20 @ 102.94 (b)	1,339	1,321
Scientific Games International, Inc., 10.00%, 12/1/22, Callable 12/6/19 @ 102.5	2,787	2,871
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100	1,445	1,600
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26, Callable 7/26/26 @ 100 (b)	1,184	1,212
		28,231
Consumer Staples (1.4%):
Ahold Lease Series Pass Through Trust, 7.82%, 1/2/20	3	3
Albertsons Cos. LLC, 5.75%, 3/15/25, Callable 12/6/19 @ 104.31	2,000	2,072
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38, Callable 10/15/37 @ 100	6,500	7,274
BAT Capital Corp., 4.39%, 8/15/37, Callable 2/15/37 @ 100	2,000	1,973
Bunge Ltd. Finance Corp., 3.25%, 8/15/26, Callable 5/15/26 @ 100	5,000	5,017
Kraft Heinz Foods Co.
4.88%, 2/15/25, Callable 2/15/20 @ 102.44 (b)	11,799	12,152
4.63%, 10/1/39, Callable 4/1/39 @ 100 (b)	5,000	5,111
McCormick & Co., Inc., 3.40%, 8/15/27, Callable 5/15/27 @ 100	1,042	1,096
Smithfield Foods, Inc.
4.25%, 2/1/27, Callable 11/1/26 @ 100 (b)	5,000	5,188
5.20%, 4/1/29, Callable 1/1/29 @ 100 (b)	3,167	3,502
The JM Smucker Co., 4.25%, 3/15/35	5,000	5,409
		48,797
Energy (6.1%):
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 9/15/24, Callable 11/21/19 @ 104.03 (g)	10,000	8,218

Security Description	Principal Amount	Value
5.75%, 3/1/27, Callable 3/1/22 @ 102.88 (b)	$2,941	$2,222
Antero Resources Corp., 5.13%, 12/1/22, Callable 12/6/19 @ 101.28	5,000	3,752
Boardwalk Pipelines LP
4.95%, 12/15/24, Callable 9/15/24 @ 100	4,000	4,336
4.45%, 7/15/27, Callable 4/15/27 @ 100	17,000	17,526
Buckeye Partners LP, 4.35%, 10/15/24, Callable 7/15/24 @ 100	10,000	10,027
Buckeye Partners, LP, 3.95%, 12/1/26, Callable 9/1/26 @ 100	10,000	9,255
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23, Callable 12/6/19 @ 103.13 (g)	2,000	1,879
Cheniere Energy Partners LP, 4.50%, 10/1/29, Callable 10/1/24 @ 102.25 (b)	500	510
Chevron Phillips Chemical Co. LLC, 3.40%, 12/1/26, Callable 9/1/26 @ 100 (b)	5,000	5,293
Continental Resources, Inc., 5.00%, 9/15/22, Callable 12/6/19 @ 100.83	1,348	1,358
DCP Midstream Operating LP, 5.85%(LIBOR03M+385bps), 5/21/43, Callable 5/21/23 @ 100 (a)(b)	5,000	4,511
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	5,000	4,737
Enable Oklahoma Intrastate Transmission LLC, 6.25%, 3/15/20 (b)	9,306	9,432
Energy Transfer Operating LP, 5.27%(LIBOR03M+302bps), 11/1/66, Callable 12/6/19 @ 100 (a)	5,000	3,751
EnLink Midstream LLC, 5.38%, 6/1/29, Callable 3/1/29 @ 100	5,000	4,454
EnLink Midstream Partners LP, 4.15%, 6/1/25, Callable 3/1/25 @ 100	7,000	6,324
EQM Midstream Partners LP, 4.00%, 8/1/24, Callable 5/1/24 @ 100	9,000	8,643
EQT Corp., 3.00%, 10/1/22, Callable 9/1/22 @ 100 (g)	3,000	2,863
EQT Midstream Partners LP
4.13%, 12/1/26, Callable 9/1/26 @ 100	9,000	8,194
5.50%, 7/15/28, Callable 4/15/28 @ 100	5,000	4,909
Hilcorp Energy I, LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (b)	5,000	4,434
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	5,000	5,490
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (b)	5,000	5,480
Motiva Enterprises LLC, 5.75%, 1/15/20 (b)	596	599
MPLX LP, 4.00%, 2/15/25, Callable 11/15/24 @ 100	7,500	7,887
Nabors Industries, Inc., 4.63%, 9/15/21	2,000	1,855
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	6,955	7,367
Nustar Logistics LP, 4.80%, 9/1/20	5,000	5,048
NuStar Logistics LP, 4.75%, 2/1/22, Callable 11/1/21 @ 100	3,000	3,055
Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	2,093	2,121
ONEOK, Inc., 4.35%, 3/15/29, Callable 12/15/28 @ 100	4,917	5,249
Phillips 66 Partners LP, 3.55%, 10/1/26, Callable 7/1/26 @ 100	5,000	5,170
Plains All American Pipeline LP/PAA Finance Corp., 3.85%, 10/15/23, Callable 7/15/23 @ 100	5,000	5,176
Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100 (g)	5,000	4,013
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100 (b)	18,960	18,829
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100 (b)	5,000	5,605
Southwestern Energy Co., 6.20%, 1/23/25, Callable 10/23/24 @ 100	7,000	6,126
Spectra Energy Partners LP, 3.38%, 10/15/26, Callable 7/15/26 @ 100	5,000	5,181
Tallgrass Energy Partners LP/Tallgrass Energy Finance, 5.50%, 1/15/28, Callable 1/15/23 @ 102.75 (b)	5,000	4,708
Transocean Pontus Ltd., 6.13%, 8/1/25, Callable 8/1/21 @ 104.59 (b)	594	596
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69 (b)	500	507
Western Gas Partners LP
4.65%, 7/1/26, Callable 4/1/26 @ 100	6,250	6,233
4.50%, 3/1/28, Callable 12/1/27 @ 100	5,000	4,816
		237,739
Financials (14.6%):
Alleghany Corp., 5.63%, 9/15/20 (h)	5,000	5,156

Security Description	Principal Amount	Value
American Equity Investment Life Holding Co., 5.00%, 6/15/27, Callable 3/15/27 @ 100	$5,000	$5,298
American International Group, Inc., 8.17%(LIBOR03M+420bps), 5/15/68, Callable 5/15/38 @ 100 (a)	2,000	2,676
Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	2,000	2,077
Associated Banc-Corp., 4.25%, 1/15/25, Callable 10/15/24 @ 100	10,000	10,593
Assurant, Inc.
4.90%, 3/27/28, Callable 12/27/27 @ 100	2,500	2,740
3.70%, 2/22/30, Callable 11/22/29 @ 100	5,000	5,091
Assured Guaranty US Holdings, Inc., 7.00%, 6/1/34	1,535	1,963
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	10,000	10,746
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	10,000	10,006
BankUnited, Inc., 4.88%, 11/17/25, Callable 8/17/25 @ 100	5,000	5,502
BOKF Merger Corp., 5.62%(LIBOR03M+317bps), 6/25/30, Callable 6/25/25 @ 100 (a)	4,750	4,918
BP Capital Markets America, Inc., 3.02%, 1/16/27, Callable 10/16/26 @ 100	5,000	5,191
Cantor Fitzgerald LP, 4.88%, 5/1/24, Callable 4/1/24 @ 100 (b)	3,000	3,176
Capital One Financial Corp., 3.75%, 3/9/27, Callable 2/9/27 @ 100	10,000	10,612
CFX Escrow Corp., 6.38%, 2/15/26, Callable 2/15/22 @ 103.19 (b)	1,000	1,083
Citizens Financial Group, Inc.
4.15%, 9/28/22 (b)	15,000	15,563
3.75%, 7/1/24	5,500	5,674
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100	2,000	2,124
DAE Funding LLC, 4.50%, 8/1/22, Callable 12/6/19 @ 102.25 (b)	2,898	2,950
Discover Bank, 4.68%(USSW5+173bps), 8/9/28, Callable 8/9/23 @ 100 (a)	5,000	5,239
Eagle Bancorp, Inc., 5.00%(LIBOR03M+385bps), 8/1/26, Callable 8/1/21 @ 100 (a)	10,000	10,050
Fifth Third Bank, 3.85%, 3/15/26, Callable 2/15/26 @ 100	10,000	10,694
First Financial Bancorp, 5.13%, 8/25/25	5,000	5,320
First Maryland Capital, 3.00%(LIBOR03M+100bps), 1/15/27, Callable 12/6/19 @ 100 (a)	1,000	940
First Midwest Bancorp, Inc., 5.88%, 9/29/26, Callable 8/29/26 @ 100	5,000	5,516
First Niagara Financial Group, Inc., 7.25%, 12/15/21	10,000	11,009
FirstMerit Bank NA, 4.27%, 11/25/26	5,000	5,350
Ford Motor Credit Co. LLC
5.58%, 3/18/24, Callable 2/18/24 @ 100	3,571	3,802
5.11%, 5/3/29, Callable 2/3/29 @ 100	5,000	5,066
Fulton Financial Corp., 4.50%, 11/15/24	10,000	10,733
General Motors Financial Co., Inc., 4.35%, 1/17/27, Callable 10/17/26 @ 100	5,000	5,161
Genworth Holdings, Inc., 4.16%(LIBOR03M+200bps), 11/15/66, Callable 11/21/19 @ 100 (a)	10,000	6,084
Glencore Funding LLC
4.00%, 3/27/27, Callable 12/27/26 @ 100 (b)	10,000	10,347
4.88%, 3/12/29, Callable 12/12/28 @ 100 (b)(g)	5,000	5,437
Global Atlantic Fin Co.
8.63%, 4/15/21 (b)	2,000	2,170
4.40%, 10/15/29, Callable 7/15/29 @ 100 (b)	8,572	8,594
Hilltop Holdings, Inc., 5.00%, 4/15/25, Callable 1/15/25 @ 100	5,000	5,083
Huntington Bancshares, Inc., 4.35%, 2/4/23	10,000	10,561
ILFC E-Capital Trust I, 3.77%, 12/21/65, Callable 12/6/19 @ 100 (b)(p)	7,000	5,168
Kemper Corp., 4.35%, 2/15/25, Callable 11/15/24 @ 100	15,000	15,923
KeyBank NA
3.40%, 5/20/26, MTN	5,000	5,229
3.90%, 4/13/29, Callable 3/13/29 @ 100	5,000	5,418
KeyCorp Capital II, 6.88%, 3/17/29	750	819
LegacyTexas Financial Group, Inc., 5.50%(LIBOR03M+389bps), 12/1/25, Callable 12/1/20 @ 100 (a)	5,000	5,014
Level 3 Financing, Inc., 4.63%, 9/15/27, Callable 9/15/22 @ 102.31 (b)	2,000	2,035

Security Description	Principal Amount	Value
Lincoln National Corp., 4.48%(LIBOR03M+236bps), 5/17/66, Callable 11/21/19 @ 100 (a)	$13,018	$10,984
Loews Corp., 3.75%, 4/1/26, Callable 1/1/26 @ 100	5,000	5,390
Main Street Capital Corp.
4.50%, 12/1/19	5,000	5,004
4.50%, 12/1/22	5,000	5,182
MB Financial Bank NA, 4.00%(LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (a)	7,717	7,898
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	12,350	13,060
MetLife, Inc.
6.40%, 12/15/66, Callable 12/15/31 @ 100	8,000	9,704
9.25%, 4/8/68, Callable 4/8/33 @ 100 (b)	5,000	7,297
MUFG Americas Holdings Corp., 3.50%, 6/18/22	5,000	5,157
Nationwide Mutual Insurance Co., 4.41%(LIBOR03M+229bps), 12/15/24, Callable 12/6/19 @ 100 (a)(b)	20,235	20,167
Ohio National Financial Services, Inc., 6.63%, 5/1/31 (b)	2,000	2,266
Old Republic International Corp., 3.88%, 8/26/26, Callable 7/26/26 @ 100	7,000	7,431
OneBeacon US Holdings, Inc., 4.60%, 11/9/22	10,025	10,490
People’s United Bank NA, 4.00%, 7/15/24, Callable 4/16/24 @ 100	10,000	10,502
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (b)	5,000	5,372
PNC Bank NA, 2.70%, 10/22/29	10,000	10,036
PPL Capital Funding, Inc., 4.77%(LIBOR03M+267bps), 3/30/67, Callable 12/6/19 @ 100 (a)	12,000	10,747
Primerica, Inc., 4.75%, 7/15/22	5,000	5,316
Principal Financial Global Funding LLC, 2.53%(LIBOR03M+52bps), 1/10/31 (a)	3,000	2,741
ProAssurance Corp., 5.30%, 11/15/23	10,000	10,934
Prudential Financial, Inc., 5.88%(LIBOR03M+418bps), 9/15/42, Callable 9/15/22 @ 100 (a)	10,000	10,832
RLI Corp., 4.88%, 9/15/23	5,000	5,356
Santander Holdings USA, Inc., 4.40%, 7/13/27, Callable 4/14/27 @ 100	12,818	13,762
SL Green Operating Partnership LP, 3.25%, 10/15/22, Callable 9/15/22 @ 100	4,444	4,553
Sterling National Bank, 5.25%(LIBOR03M+394bps), 4/1/26, Callable 4/1/21 @ 100 (a)	5,000	5,073
SunTrust Capital I, 2.83%(LIBOR03M+67bps), 5/15/27, Callable 12/6/19 @ 100 (a)	5,000	4,766
Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	5,000	5,204
TCF National Bank
4.60%, 2/27/25	5,000	5,152
4.13%(LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (a)	4,000	3,955
Texas Capital Bank NA, 5.25%, 1/31/26	10,225	10,615
The Allstate Corp., 5.75%(LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (a)	10,000	10,769
The Hanover Insurance Group, Inc., 4.50%, 4/15/26, Callable 1/15/26 @ 100	7,000	7,558
The Hartford Financial Services Group, Inc., 4.28%(LIBOR03M+213bps), 2/12/67, Callable 12/6/19 @ 100 (a)(b)	10,000	8,803
TIAA FSB Holdings, Inc., 5.75%, 7/2/25, Callable 6/2/25 @ 100	10,000	10,445
Towne Bank, 4.50%(LIBOR03M+255bps), 7/30/27, Callable 7/30/22 @ 100 (a)	4,643	4,739
Webster Financial Corp., 4.38%, 2/15/24, Callable 1/16/24 @ 100	5,000	5,294
Wells Fargo & Co., 3.00%, 10/23/26	5,000	5,141
Wintrust Financial Corp., 5.00%, 6/13/24	3,500	3,640
		571,236
Health Care (3.0%):
Abbvie, Inc., 4.25%, 11/14/28, Callable 8/14/28 @ 100	3,000	3,263

Security Description	Principal Amount	Value
Bayer US Finance II LLC
2.85%, 4/15/25, Callable 1/15/25 @ 100 (b)	$5,405	$5,254
4.63%, 6/25/38, Callable 12/25/37 @ 100 (b)	5,000	5,437
Baylor Scott & White Holdings, 2.65%, 11/15/26, Callable 8/15/26 @ 100	5,000	4,958
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25	5,000	5,316
Boston Medical Center Corp., 3.91%, 7/1/28	3,000	3,220
Celgene Corp., 3.90%, 2/20/28, Callable 11/20/27 @ 100	4,000	4,382
CIGNA Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100 (b)	5,000	5,513
CVS Health Corp., 4.88%, 7/20/35, Callable 1/20/35 @ 100	5,000	5,626
CVS Pass-Through Trust, 5.93%, 1/10/34 (b)	7,822	9,049
DaVita, Inc., 5.00%, 5/1/25, Callable 5/1/20 @ 102.5	4,302	4,352
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	14,610	14,534
Elanco Animal Health, Inc., 4.90%, 8/28/28, Callable 5/28/28 @ 100	2,000	2,165
Fresenius Medical Care US Finance III, Inc., 3.75%, 6/15/29, Callable 3/15/29 @ 100 (b)	10,000	10,191
HCA, Inc., 4.50%, 2/15/27, Callable 8/15/26 @ 100	5,000	5,404
Mednax, Inc., 6.25%, 1/15/27, Callable 1/15/22 @ 104.69 (b)	8,000	7,921
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100	7,778	8,328
Premier Health Partners, 2.91%, 11/15/26, Callable 5/15/26 @ 100	6,595	6,511
SSM Health Care Corp., 3.82%, 6/1/27, Callable 3/1/27 @ 100	4,000	4,331
		115,755
Industrials (3.8%):
Air Lease Corp., 3.63%, 12/1/27, Callable 9/1/27 @ 100	5,000	5,179
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100	5,000	5,202
American Airlines Pass Through Trust
4.00%, 1/15/27	5,824	6,146
3.60%, 4/15/31	1,838	1,887
Ashtead Capital, Inc., 5.25%, 8/1/26, Callable 8/1/21 @ 103.94 (b)	2,500	2,663
BAE Systems Holdings, Inc., 3.85%, 12/15/25, Callable 9/15/25 @ 100 (b)	5,000	5,329
Brambles USA, Inc., 4.13%, 10/23/25, Callable 7/25/25 @ 100 (b)	5,500	5,866
British Airways Pass Through Trust
4.63%, 12/20/25 (b)	11,013	11,666
3.35%, 12/15/30 (b)	2,500	2,546
Continental Airlines Pass Through Trust, 4.15%, 10/11/25	7,481	7,916
Continental Airlines Pass Through Trust(INS-AMBAC Assurance Corp.), 6.24%, 9/15/21	50	50
FedEx Corp., 3.90%, 2/1/35	5,000	5,112
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100	10,000	9,885
Hawaiian Airlines Pass Through Certificates, 3.90%, 7/15/27	7,003	7,137
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	5,400	5,693
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100 (b)	5,000	5,193
Owens Corning, 3.40%, 8/15/26, Callable 5/15/26 @ 100	3,534	3,552
Pentair Finance Sarl, 4.50%, 7/1/29, Callable 4/1/29 @ 100	10,000	10,461
Spirit Aerosystems, Inc., 3.85%, 6/15/26, Callable 3/15/26 @ 100	5,000	5,136
The Timken Co., 4.50%, 12/15/28, Callable 9/15/28 @ 100	5,658	6,062
United Airlines Pass Through Trust
4.63%, 3/3/24	4,386	4,508
4.30%, 2/15/27	3,763	4,046
3.50%, 11/1/29	5,000	5,002
US Airways Pass Through Trust
6.25%, 10/22/24	2,256	2,463
7.13%, 4/22/25	1,478	1,675
3.95%, 5/15/27	6,873	7,227
US Airways(INS-MBIA Insurance Corp.), 7.08%, 9/20/22	261	272
Verisk Analytics, Inc., 4.13%, 3/15/29, Callable 12/15/28 @ 100	5,833	6,437
Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 2/15/21 @ 104.13 (b)	1,000	1,033
		145,344

Security Description	Principal Amount	Value
Information Technology (1.3%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	$5,000	$4,936
Broadcom, Inc., 4.75%, 4/15/29, Callable 1/15/29 @ 100 (b)	5,000	5,300
CDK Global, Inc., 5.25%, 5/15/29, Callable 5/15/24 @ 102.63 (b)	3,000	3,191
Dell International LLC/EMC Corp., 5.30%, 10/1/29, Callable 7/1/29 @ 100 (b)	5,000	5,525
Fiserv, Inc., 3.50%, 7/1/29, Callable 4/1/29 @ 100	5,000	5,286
Global Payments, Inc., 3.20%, 8/15/29, Callable 5/15/29 @ 100	8,000	8,162
Jabil, Inc., 3.95%, 1/12/28, Callable 10/12/27 @ 100	5,000	5,127
Keysight Technologies, Inc.
4.60%, 4/6/27, Callable 1/6/27 @ 100	2,604	2,900
3.00%, 10/30/29, Callable 7/30/29 @ 100	2,632	2,634
Micron Technology, Inc., 5.33%, 2/6/29, Callable 11/6/28 @ 100	5,000	5,534
VMware, Inc., 3.90%, 8/21/27, Callable 5/21/27 @ 100	5,000	5,173
		53,768
Materials (1.6%):
Alcoa Nederland Holdings, 6.75%, 9/30/24, Callable 12/6/19 @ 105.06 (b)	1,000	1,053
Allegheny Technologies, Inc.
5.95%, 1/15/21, Callable 10/15/20 @ 100	5,000	5,135
7.88%, 8/15/23, Callable 5/15/23 @ 100	3,000	3,269
Cabot Corp., 4.00%, 7/1/29, Callable 4/1/29 @ 100	4,000	4,212
Carpenter Technology Corp.
5.20%, 7/15/21, Callable 4/15/21 @ 100 (g)	2,000	2,050
4.45%, 3/1/23, Callable 12/1/22 @ 100	2,272	2,343
CF Industries, Inc., 4.50%, 12/1/26 (b)	5,000	5,487
CRH America, Inc., 5.75%, 1/15/21	3,000	3,121
FMC Corp., 3.20%, 10/1/26, Callable 8/1/26 @ 100	5,000	5,129
Huntsman International LLC, 4.50%, 5/1/29, Callable 2/1/29 @ 100	5,000	5,280
Incitec Pivot Finance LLC, 6.00%, 12/10/19 (b)	3,000	3,010
Southern Copper Corp., 3.88%, 4/23/25	3,000	3,142
The Mosaic Co., 4.05%, 11/15/27, Callable 8/15/27 @ 100	5,000	5,289
Vulcan Materials Co., 3.90%, 4/1/27, Callable 1/1/27 @ 100	1,000	1,058
Westlake Chemical Corp., 3.60%, 8/15/26, Callable 5/15/26 @ 100	10,000	10,368
WRKCo., Inc., 4.20%, 6/1/32, Callable 3/1/32 @ 100	5,000	5,549
		65,495
Real Estate (2.8%):
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/29, Callable 9/15/29 @ 100	5,000	4,963
4.70%, 7/1/30, Callable 4/1/30 @ 100	5,000	5,813
American Tower Corp., 3.95%, 3/15/29, Callable 12/15/28 @ 100	5,000	5,395
Boston Properties LP, 2.90%, 3/15/30, Callable 12/15/29 @ 100	5,000	5,024
Boston Properties, LP, 4.50%, 12/1/28, Callable 9/1/28 @ 100	5,000	5,696
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	7,500	7,663
Crown Castle International Corp., 4.30%, 2/15/29, Callable 11/15/28 @ 100	5,000	5,533
Equinix, Inc., 5.38%, 5/15/27, Callable 5/15/22 @ 102.69	5,000	5,426
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100	9,000	9,269
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/30, Callable 10/15/29 @ 100	5,000	5,069
Highwoods Realty LP, 4.20%, 4/15/29, Callable 1/15/29 @ 100	5,409	5,825
Hudson Pacific Properties LP, 3.95%, 11/1/27	5,000	5,282
Keenan Development Associates of Tennessee LLC(INS-XL Capital Assurance), 5.02%, 7/15/28 (b)	388	412
Mid-America Apartments LP, 3.95%, 3/15/29, Callable 12/15/28 @ 100	5,000	5,512
Nationwide Health Properties, Inc., 6.90%, 10/1/37, MTN (Put Date 10/1/27) (q)	2,000	2,527
Physicians Realty LP, 4.30%, 3/15/27, Callable 12/15/26 @ 100	7,500	8,048
Realty Income Corp., 3.00%, 1/15/27, Callable 10/15/26 @ 100	6,000	6,181

Security Description	Shares or Principal Amount	Value
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	$4,000	$4,333
Washington Real Estate Investment Trust, 3.95%, 10/15/22, Callable 7/15/22 @ 100	5,000	5,185
Welltower, Inc., 4.25%, 4/15/28, Callable 1/15/28 @ 100	3,000	3,316
		106,472
Utilities (3.6%):
Aquarion Co., 4.00%, 8/15/24, Callable 5/15/24 @ 100 (b)	10,000	10,569
Black Hills Corp., 3.95%, 1/15/26, Callable 7/15/25 @ 100	5,000	5,284
Cleco Corporate Holdings LLC, 3.74%, 5/1/26, Callable 2/1/26 @ 100	15,000	15,450
Dominion Energy, Inc., 4.93%(LIBOR03M+283bps), 6/30/66, Callable 11/26/19 @ 100 (a)	6,050	5,781
DPL, Inc., 7.25%, 10/15/21, Callable 7/15/21 @ 100	1,608	1,725
Duke Energy Corp., 3.40%, 6/15/29, Callable 3/15/29 @ 100	5,000	5,292
Duquesne Light Holdings, Inc.
5.90%, 12/1/21 (b)	3,500	3,738
3.62%, 8/1/27, Callable 5/1/27 @ 100 (b)	13,000	13,234
Georgia Power Co., 3.25%, 4/1/26, Callable 1/1/26 @ 100	5,000	5,191
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100	3,750	3,948
Jersey Central Power & Light Co., 4.30%, 1/15/26, Callable 10/15/25 @ 100 (b)	3,000	3,277
National Fuel Gas Co.
3.75%, 3/1/23, Callable 12/1/22 @ 100	10,000	10,268
7.38%, 6/13/25, MTN	1,000	1,191
3.95%, 9/15/27, Callable 6/15/27 @ 100	4,000	4,103
NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100 (b)	5,000	5,295
Spire, Inc., 3.54%, 2/27/24, Callable 12/27/23 @ 100	6,120	6,256
The Southern Co., 3.25%, 7/1/26, Callable 4/1/26 @ 100	10,000	10,440
Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100 (b)	10,000	10,357
WEC Energy Group, Inc., 4.63%(LIBOR03M+211bps), 5/15/67, Callable 12/6/19 @ 100 (a)	4,500	3,935
Xcel Energy, Inc., 3.30%, 6/1/25, Callable 12/1/24 @ 100	10,000	10,471
		135,805
Total Corporate Bonds (Cost $1,506,038)		1,575,709

Yankee Dollars (14.3%)
Communication Services (0.1%):
Tencent Holdings Ltd., 3.98%, 4/11/29, Callable 1/11/29 @ 100 (b)	5,000	5,381

Consumer Discretionary (0.1%):
IHO Verwaltungs GMBH, 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 PIK (b)	2,500	2,567

Consumer Staples (0.9%):
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27, Callable 4/26/27 @ 100 (b)	3,334	3,459
Bacardi Ltd., 2.75%, 7/15/26, Callable 4/15/26 @ 100 (b)	5,000	4,855
Becle SAB de CV, 3.75%, 5/13/25 (b)	10,000	10,229
Imperial Brands Finance PLC
4.25%, 7/21/25, Callable 4/21/25 @ 100 (b)	10,000	10,518
3.50%, 7/26/26, Callable 5/26/26 @ 100 (b)	5,000	4,989
		34,050
Energy (1.0%):
Aker BP ASA
6.00%, 7/1/22, Callable 12/6/19 @ 103 (b)	2,750	2,840
4.75%, 6/15/24, Callable 6/15/21 @ 102.38 (b)	1,000	1,040
APT Pipelines Ltd., 4.20%, 3/23/25, Callable 12/23/24 @ 100 (b)	5,000	5,324

Security Description	Shares	Value
Canadian National Resources, 3.85%, 6/1/27, Callable 3/1/27 @ 100	4,500	$4,761
Petroleos Mexicanos
4.50%, 1/23/26	5,000	4,938
6.50%, 3/13/27	5,000	5,301
Saudi Arabian Oil Co., 3.50%, 4/16/29 (b)	5,000	5,178
Transocean Guardian Ltd., 5.88%, 1/15/24, Callable 7/15/21 @ 102.94 (b)	890	891
Transocean Poseidon Ltd., 6.88%, 2/1/27, Callable 2/1/22 @ 105.16 (b)	1,500	1,514
Transocean Sentry Ltd., 5.38%, 5/15/23, Callable 5/16/21 @ 102.67 (b)	1,500	1,487
Transocean, Inc., 7.25%, 11/1/25, Callable 11/1/21 @ 103.63 (b)	5,000	4,404
Woodside Finance Ltd., 4.60%, 5/10/21, Callable 2/10/21 @ 100 (b)	2,000	2,055
		39,733
Financials (6.0%):
ABN AMRO Bank NV
4.75%, 7/28/25 (b)	10,000	10,885
4.80%, 4/18/26 (b)	10,000	10,974
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25, Callable 7/29/25 @ 100	5,000	5,240
Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (b)	5,000	5,179
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	5,000	5,203
Australia & New Zealand Banking Group Ltd., 4.40%, 5/19/26 (b)	10,000	10,710
Bank of Montreal, 3.80%(USSW5+143bps), 12/15/32, Callable 12/15/27 @ 100 (a)	3,750	3,908
Barclays Bank PLC, 2.44%, 12/31/99, Callable 1/7/20 @ 100 (p)	2,450	1,863
Barclays PLC, 4.84%, 5/9/28, Callable 5/7/27 @ 100	3,000	3,201
BNP Paribas SA, 4.38%, 5/12/26 (b)	12,000	12,837
Brookfield Finance, Inc., 4.85%, 3/29/29, Callable 12/29/28 @ 100	5,000	5,685
Credit Suisse Group AG, 2.59%(SOFR+156bps), 9/11/25, Callable 9/11/24 @ 100 (a)(b)	3,000	2,989
Danske Bank A/S, 3.24%(LIBOR03M+159bps), 12/20/25, Callable 12/20/24 @ 100 (a)(b)	3,500	3,551
Deutsche Bank AG, 5.00%, 2/14/22	8,000	8,343
Enel Finance International NV, 3.63%, 5/25/27 (b)	5,000	5,220
HSBC Bank PLC, 3.19%(LIBOR06M+25bps), 12/31/99, Callable 12/31/19 @ 100 (a)	10,000	7,595
HSBC Holdings PLC, 3.90%, 5/25/26	10,000	10,681
ING Groep NV, 3.95%, 3/29/27	5,900	6,363
Lloyds Banking Group PLC, 3.57%(LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (a)	5,000	5,188
Nationwide Building Society, 4.00%, 9/14/26 (b)	6,000	6,239
Nordea Bank Abp, 4.25%, 9/21/22 (b)	5,000	5,245
QBE Capital Funding Ltd., 7.25%(USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a)(b)	20,056	21,212
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	10,000	10,904
5.08%(LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (a)	5,000	5,724
4.42%(LIBOR03M+232bps), 12/31/99, Callable 9/30/27 @ 100 (a)	4,000	3,892
Santander UK PLC, 5.00%, 11/7/23 (b)	15,000	16,185
Silversea Cruise Finance, 7.25%, 2/1/25, Callable 2/1/20 @ 105.44 (b)	2,000	2,128
Societe Generale SA, 3.88%, 3/28/24 (b)	7,500	7,871
Standard Chartered PLC, 4.87%(LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a)(b)	7,500	8,124
Westpac Banking Corp., 4.11%(H15T5Y+200bps), 7/24/34, Callable 7/24/29 @ 100 (a)	10,000	10,503
XLIT Ltd., 4.45%, 3/31/25	10,000	10,908
		234,550

Security Description	Shares	Value
Health Care (0.8%):
Mylan NV
3.75%, 12/15/20, Callable 11/15/20 @ 100	5,000	$5,073
3.95%, 6/15/26, Callable 3/15/26 @ 100	8,000	8,310
Teva Pharmaceutical Finance Netherlands BV, 3.15%, 10/1/26	18,000	13,627
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 3/1/28, Callable 12/1/27 @ 100 (g)	500	449
4.10%, 10/1/46	3,000	2,049
		29,508
Industrials (2.2%):
Air Canada Pass Through Trust
5.00%, 3/15/20 (b)	5,000	5,031
5.38%, 11/15/22 (b)	2,887	2,967
3.88%, 9/15/24 (b)	7,010	7,102
4.13%, 11/15/26 (b)	7,377	7,818
3.75%, 6/15/29 (b)	5,132	5,409
Ashtead Capital, Inc., 4.13%, 8/15/25, Callable 8/15/20 @ 103.09 (b)	2,500	2,555
Avolon Holdings Funding Ltd., 4.38%, 5/1/26, Callable 3/1/26 @ 100 (b)	5,000	5,275
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (b)	5,000	4,957
CK Hutchison International Ltd., 2.75%, 10/3/26 (b)	7,500	7,497
Ferguson Finance PLC, 4.50%, 10/24/28, Callable 7/24/28 @ 100 (b)	6,125	6,625
Heathrow Funding Ltd., 4.88%, 7/15/21 (b)	10,000	10,387
Latam Airlines Pass Through Trust, 4.20%, 8/15/29	2,721	2,811
Pacific National Finance Pty Ltd., 4.63%, 9/23/20 (b)	4,261	4,336
Sydney Airport Finance Co. Pty Ltd.
3.90%, 3/22/23 (b)	5,000	5,253
3.63%, 4/28/26, Callable 1/28/26 @ 100 (b)	2,000	2,092
Westjet Airlines Ltd., 3.50%, 6/16/21, Callable 5/16/21 @ 100 (b)	5,000	5,054
		85,169
Materials (1.9%):
Anglo American Capital PLC
3.75%, 4/10/22 (b)	2,500	2,568
4.00%, 9/11/27 (b)	6,333	6,561
Braskem Finance Ltd., 6.45%, 2/3/24	6,000	6,667
CCL Industries, Inc., 3.25%, 10/1/26, Callable 7/1/26 @ 100 (b)	7,500	7,561
First Quantum Minerals Ltd., 6.88%, 3/1/26, Callable 3/1/21 @ 105.16 (b)	5,000	4,892
Fresnillo PLC, 5.50%, 11/13/23 (b)	10,000	10,948
Kinross Gold Corp., 4.50%, 7/15/27, Callable 4/15/27 @ 100	3,000	3,173
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (h)	3,850	4,011
Teck Resources Ltd.
3.75%, 2/1/23, Callable 11/1/22 @ 100	5,000	5,091
6.13%, 10/1/35	10,000	11,292
Yara International ASA, 3.80%, 6/6/26, Callable 3/6/26 @ 100 (b)	7,230	7,460
		70,224
Real Estate (0.1%):
Ontario Teachers’ Cadillac Fairview Properties Trust, 4.13%, 2/1/29, Callable 11/1/28 @ 100 (b)	4,167	4,656

Sovereign Bond (0.2%):
Republic of Italy Government International Bond, 5.38%, 6/15/33	5,000	5,988

Utilities (1.0%):
Comision Federal de Electricidad, 4.75%, 2/23/27 (b)	5,000	5,285
EDP Finance BV, 4.13%, 1/15/20 (b)	6,000	6,018
Electricite de France SA, 5.25%(USSW10+371bps), 12/31/99, Callable 1/29/23 @ 100 (a)(b)	10,000	10,336
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27 (b)(d)	2,500	2,574

Security Description	Shares or Principal Amount	Value
Fortis, Inc., 3.06%, 10/4/26, Callable 7/4/26 @ 100	6,192	$6,358
Infraestructura Energetica Nova SAB de CV, 3.75%, 1/14/28 (b)	5,000	4,925
Transelec SA, 3.88%, 1/12/29, Callable 10/16/28 @ 100 (b)	3,500	3,605
		39,101
Total Yankee Dollars (Cost $527,240)		550,927

Municipal Bonds (4.2%)
California (0.3%):
Long Beach Unified School District, GO, 5.91%, 8/1/25	$3,000	3,453
Los Alamitos Unified School District, GO, 6.19%, 2/1/26	3,000	3,713
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.23%, 8/1/27	5,000	5,331
		12,497
Colorado (0.0%(i)):
Board of Governors of Colorado State University System Revenue, 4.90%, 3/1/21 BAB	1,000	1,040

Connecticut (0.2%):
City of New Haven, GO, Series A, 4.43%, 8/1/28	1,250	1,402
Connecticut State Development Authority Revenue, 5.50%, 4/1/21	3,000	3,161
State of Connecticut, GO, Series A, 3.69%, 9/15/24	2,200	2,348
		6,911
Florida (0.3%):
County of Miami-Dade Transit System Revenue, Series B, 4.59%, 7/1/21 BAB	3,300	3,447
Palm Beach County School District Certificate participation, 5.40%, 8/1/25	4,000	4,666
Tohopekaliga Water Authority Revenue, Series A, 5.25%, 10/1/36, Pre-refunded 10/1/21 @ 100	2,500	2,688
		10,801
Hawaii (0.5%):
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A2, 3.24%, 1/1/31	15,000	15,682

Illinois (0.1%):
Chicago Midway International Airport Revenue, Series A, 5.00%, 1/1/25, Continuously Callable @100	2,470	2,810
Illinois Finance Authority Revenue, 5.45%, 8/1/38	1,500	1,704
		4,514
Indiana (0.0%(i)):
Indiana Finance Authority Revenue
3.08%, 9/15/27	1,130	1,115
3.18%, 9/15/28	1,000	984
		2,099
Maryland (0.4%):
Baltimore Board of School Commissioners Revenue, 5.69%, 12/15/25	3,000	3,585
Maryland Economic Development Corp. Revenue
Series B, 4.05%, 6/1/27	2,295	2,418
Series B, 4.15%, 6/1/28	2,390	2,539
Series B, 4.25%, 6/1/29	2,490	2,665
Series B, 4.35%, 6/1/30	1,330	1,435
Series B, 4.40%, 6/1/31	1,385	1,502
		14,144
Massachusetts (0.0%(i)):
Massachusetts Development Finance Agency Revenue, Series B, 4.00%, 6/1/24	750	770

Security Description	Principal Amount	Value
New Jersey (0.7%):
City of Atlantic, GO
Series A, 4.23%, 9/1/25	$2,525	$2,699
Series A, 4.29%, 9/1/26	2,410	2,605
Economic Development Authority Revenue, Series C, 5.71%, 6/15/30	2,500	3,066
New Jersey Economic Development Authority Revenue, Series YY, 4.45%, 6/15/20	10,000	10,138
New Jersey Transportation Trust Fund Authority Revenue, Series C, 5.75%, 12/15/28 BAB	3,000	3,470
South Jersey Transportation Authority Revenue
Series B, 3.12%, 11/1/26	450	448
Series B, 3.36%, 11/1/28	1,375	1,376
		23,802
New York (0.6%):
City of New York, GO, Series B, 6.27%, 12/1/37 BAB	5,000	7,047
Metropolitan Transportation Authority Revenue, 6.73%, 11/15/30 BAB	5,000	6,464
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 2/1/35, Continuously Callable @100	2,500	2,611
New York State Thruway Authority Revenue, 2.50%, 1/1/27	1,200	1,204
State of New York Mortgage Agency Revenue, 4.20%, 10/1/27, Continuously Callable @100	3,500	3,607
Town of Oyster Bay, GO
3.80%, 2/1/20	1,825	1,830
3.95%, 2/1/21	1,500	1,524
		24,287
North Carolina (0.1%):
City of Kannapolis Tax Allocation, Series B, 7.28%, 3/1/27, Continuously Callable @100 BAB	3,000	3,049

Ohio (0.2%):
City of Cleveland Airport System Revenue, Series A, 2.69%, 1/1/27	5,000	5,051
Miami University Revenue, 6.67%, 9/1/28 BAB	3,000	3,774
		8,825
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	7,951	9,187

Pennsylvania (0.2%):
City of Bethlehem, GO(NBGA-Federal Agricultural Mortgage Corporation)
Series A, 2.46%, 10/1/26(d)	2,570	2,589
Series A, 2.55%, 10/1/27(d)	2,655	2,675
Pennsylvania Economic Development Financing Authority Revenue, Series B, 3.20%, 11/15/27	1,000	1,039
		6,303
Texas (0.4%):
Austin Community College District Public Facility Corp. Revenue, Series A, 6.76%, 8/1/30, Pre-refunded 8/1/20 @ 100 BAB	3,430	3,555
Ector County Hospital District Revenue, 6.80%, 9/15/25, Continuously Callable @100 BAB	4,350	4,422
Gainesville Hospital District, GO, 4.56%, 8/15/21	1,480	1,514
Harris County-Houston Sports Authority Revenue, 4.45%, 11/15/31	4,100	4,277
Texas State University System Revenue, Series B, 2.54%, 3/15/28(d)	2,775	2,797
		16,565
Total Municipal Bonds (Cost $147,536)		160,476

U.S. Government Agency Mortgages (6.5%)
Federal Home Loan Mortgage Corp.
5.00%, 9/1/20	25	25

Security Description	Principal Amount	Value
Series K017, Class X1, 1.30%, 12/25/21 (c)(o)	$36,908	$765
Series K019, Class X1, 1.60%, 3/25/22 (c)(o)	20,071	600
Series K023, Class X1, 1.24%, 8/25/22 (c)(o)	66,326	1,861
Series K025, Class X1, 0.82%, 10/25/22 (c)(o)	64,451	1,271
Series KC02, Class A2, 3.37%, 7/25/25 (h)	10,000	10,602
Series K055, Class A2, 2.67%, 3/25/26 (h)	15,000	15,567
Series KIR1, Class A2, 2.85%, 3/25/26 (h)	12,000	12,547
Series K058, Class A2, 2.65%, 8/25/26 (h)	20,000	20,757
Series K062, Class A2, 3.41%, 12/25/26 (h)	5,000	5,427
Series K063, Class A2, 3.43%, 1/25/27 (c)	5,000	5,430
Series K070, Class A2, 3.30%, 11/25/27 (c)	2,922	3,162
Series K075, Class A2, 3.65%, 2/25/28 (c)	3,000	3,323
Series K087, Class A2, 3.77%, 12/25/28 (h)	10,000	11,223
Series K089, Class A2, 3.56%, 1/25/29	3,171	3,510
Series K088, Class A2, 3.69%, 1/25/29	5,000	5,585
Series K090, Class A2, 3.42%, 2/25/29	3,000	3,294
Series K091, Class A2, 3.51%, 3/25/29	9,857	10,892
Series K095, Class A2, 2.79%, 6/25/29	8,750	9,208
Series K099, Class A2, 2.60%, 9/25/29	55,000	57,060
Series K154, Class A3, 3.46%, 11/25/32	891	982
Series K-1510, Class A3, 3.79%, 1/25/34	4,800	5,490
5.50%, 4/1/36	56	63
		188,644
Federal National Mortgage Association
Series 2012-M4, Class X1, 0.52%, 4/25/22 (c)(o)	101,451	800
Series 2017-M2, Class A2, 2.80%, 2/25/27 (c)	3,500	3,661
Series M7, Class A2, 2.96%, 2/25/27 (c)	2,500	2,634
2.50%, 7/1/27 - 11/1/34 (h)	20,288	20,532
Series M4, Class A2, 3.04%, 3/25/28 (c)	3,553	3,782
4.00%, 8/1/49 (h)	9,812	10,195
3.50%, 9/1/49 (h)	19,768	20,322
		61,926
Total U.S. Government Agency Mortgages (Cost $242,398)		250,570

U.S. Treasury Obligations (10.2%)
U.S. Treasury Bonds
3.50%, 2/15/39 (h)	20,000	24,822
2.75%, 8/15/42 (h)	20,000	22,188
2.50%, 2/15/45 (h)	50,000	53,203
2.25%, 8/15/46 (h)	5,050	5,123
2.88%, 11/15/46 (h)	10,000	11,442
3.38%, 11/15/48 (h)	60,000	75,608
U.S. Treasury Notes
1.75%, 7/31/21 (h)	15,000	15,046
2.38%, 5/15/27 (h)(j)	47,900	50,505
2.75%, 2/15/28 (h)	10,000	10,855
3.13%, 11/15/28 (h)	30,000	33,647
1.63%, 8/15/29	90,000	89,479
Total U.S. Treasury Obligations (Cost $368,978)		391,918

Commercial Papers (5.8%)
Can Pacific Railway, 2.07%, 11/15/19 (k)	13,000	12,989
Canadian Natural Resources Ltd., 2.07%, 11/25/19 (k)	30,000	29,956
CSLB Holdings, Inc., 2.04%, 11/4/19 (k)	30,000	29,992
Erac USA Finance LLC, 2.05%, 11/19/19 (k)	25,000	24,973

Security Description	Shares or Principal Amount	Value
Fortive Corp.
2.07%, 11/13/19 (k)	18,000	$17,987
2.04%, 11/20/19 (k)	2,900	2,897
Mylan, Inc.
2.65%, 11/4/19 (k)	6,000	5,998
2.62%, 11/7/19 (k)	3,750	3,748
2.54%, 11/22/19 (k)	10,000	9,985
Noble Energy, Inc.
2.02%, 11/4/19 (k)	20,000	19,996
2.03%, 11/6/19 (k)	11,700	11,696
Sherwin-Williams Co., 1.59%, 11/4/19 (k)	18,000	17,997
Spire, Inc., 2.04%, 11/4/19 (k)	17,500	17,496
Tyson Foods, Inc., 2.04%, 11/1/19 (k)	18,500	18,499
Total Commercial Papers (Cost $224,223)		224,209

Collateral for Securities Loaned^ (0.3%)
HSBC U.S. Government Money Market Fund, I Shares, 1.74%(l)	13,286,290	13,286
Total Collateral for Securities Loaned (Cost $13,286)		13,286
Total Investments (Cost $3,777,823) — 101.4%		3,916,929
Liabilities in excess of other assets — (1.4)%		(55,792)
NET ASSETS - 100.00%		$3,861,137

^	Purchased with cash collateral from securities on loan.
(a)	Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2019.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of October 31, 2019, the fair value of these securities was $1,138,518 (thousands) and amounted to 29.5% of net assets.

(c)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2019.

(d)	Security purchased on a when-issued basis.
(e)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f)	Security was fair valued using significant unobservable inputs as of October 31, 2019.
(g)	All or a portion of this security is on loan.
(h)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(i)	Amount represents less than 0.05% of net assets.
(j)	$2,108 thousand is segregated as collateral for initial margin requirements on futures contracts held at October 31, 2019.
(k)	Rate represents the effective yield at October 31, 2019.
(l)	Rate disclosed is the daily yield on October 31, 2019.
(m)

The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(n)	The Fund’s Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(o)	Security is interest only.
(p)

Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period.  The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions.  These securities do not indicate a reference rate and spread in their description.

(q)	Put Bond

AMBAC—American Municipal Bond Assurance Corporation
bps—Basis points
BAB-Build America Bond
GO—General Obligation
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of October 31, 2019, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of October 31, 2019, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of October 31, 2019, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership

MBIA—Municipal Bond Insurance Association

MTN—Medium Term Note

PIK-Paid In-Kind security

PLC—Public Limited Company

SOFR—Secured Overnight Financing Rate

USSW10—USD 10 Year Swap Rate

USSW5—USD 5 Year Swap Rate

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS

Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	280	12/19/19	$36,658,518	$36,483,125	$(175,393)
2-Year U.S. Treasury Note Future	140	12/31/19	30,263,300	30,184,219	(79,081)
30-Year U.S. Treasury Bond Future	180	12/19/19	29,828,431	29,047,500	(780,931)
					$(1,035,405)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(1,035,405)
	Total net unrealized appreciation(depreciation)				$(1,035,405)

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Money Market Fund	October 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (16.6%)
Consumer Discretionary (0.1%):
Cattail Creek Country Club, Inc.(LOC-Manufacturers & Traders Trust Co.), 2.27%, 3/1/31 (b)	$3,270	$3,270

Consumer Staples (1.8%):
AARP, Inc.(LOC-Bank of America Corp.), 1.87%, 5/1/31 (b)	50,000	50,000
Altoona-Blair County Development Corp.(LOC-PNC Financial Services Group), 1.90%, 4/1/35, Callable 11/13/19 @ 100 (a) (b)	20,000	20,000
Harvest Time Tabernacle, Inc.(LOC-Federal Home Loan Bank of Dallas), 1.95%, 8/1/37 (b)	4,355	4,355
Labcon North America(LOC-BNP Paribas), 1.90%, 6/1/44 (b)	7,270	7,270
Tallahassee Orthopedic Center LC(LOC-Wells Fargo & Co.), 1.92%, 4/3/34 (b)	2,010	2,010
		83,635

Financials (14.4%):
ASC Admiral Way LLC(LOC-Federal Home Loan Bank of San Francisco), 1.88%, 8/1/56, Callable 11/18/19 @ 100 (b)	14,270	14,270
Bass Pro Rossford Development Co. LLC(LOC-Fifth Third Bank), 1.88%, 11/1/27 (b)	25,270	25,270
BB&T Corp., 2.45%, 1/15/20, Callable 12/15/19 @ 100	53,505	53,469
Carol Allen Family Liquidity Trust(LOC-Comerica Bank, N.A.), 1.88%, 3/1/48, Callable 12/6/19 @ 100 (b)	25,000	25,000
CEI Capital LLC(LOC-Fifth Third Bank), 1.87%, 3/1/33 (b)	8,720	8,720
Chad J Himmel Irrevocable Trust(LOC-Federal Home Loan Bank of Dallas), 1.86%, 7/1/48, Callable 12/6/19 @ 100 (b)	5,290	5,290
Citigroup, Inc., 2.45%, 1/10/20, Callable 12/10/19 @ 100	74,409	74,342
Columbus Hotel Investment One LLC(LOC-Federal Home Loan Bank of New York), 1.86%, 10/1/48, Callable 12/6/19 @ 100 (b)	6,535	6,535
David S Pearl II Irrevocable Trust(LOC-Federal Home Loan Bank of Dallas), 1.92%, 11/1/36, Callable 12/6/19 @ 100 (b)	2,670	2,670
Delos LLC(LOC-Wells Fargo & Co.), 2.00%, 3/1/37 (b)	9,510	9,510
Desert Vistas LP(LOC-Federal Home Loan Bank of San Francisco), 1.88%, 9/1/55 (b)	7,000	7,000
Elsinore Properties LP(LOC-Fifth Third Bank), 1.87%, 2/1/37 (b)	4,125	4,125
Fiore Capital LLC (LOC-Wells Fargo & Co.), 1.85%, 8/1/45 (b)	45,000	45,000
Foster/Schweihofer Real Estate Holding Co. LLC(LOC-Comerica Bank, N.A.), 1.93%, 9/20/33 (b)	4,975	4,975
Gerald J Rubin Special Trust No 1(LOC-Goldman Sachs Bank USA), 1.86%, 12/1/48, Callable 12/6/19 @ 100 (b)	14,215	14,215
Herman & Kittle Capital LLC(LOC-Federal Home Loan Bank of Cincinnati), 1.86%, 2/1/37 (b)	3,635	3,635
Housing Venture I LP(LOC-Federal Home Loan Bank of San Francisco), 1.88%, 12/1/55 (b)	9,345	9,345
JPMorgan Chase & Co.
2.25%, 1/23/20, Callable 12/23/19 @ 100	36,107	36,064
4.95%, 3/25/20	10,000	10,084
Lamar Avenue Trust(LOC-Federal Home Loan Bank of Dallas), 1.86%, 12/1/37, Callable 12/6/19 @ 100 (b)	4,445	4,445
Lavonia O Frick Family Trust(LOC-Federal Home Loan Bank of Atlanta), 1.86%, 8/1/48, Callable 12/6/19 @ 100 (b)	6,000	6,000
Mark E Potteiger Irrevocable Life Insurance Trust(LOC-Federal Home Loan Bank of Dallas), 1.86%, 6/1/48, Callable 12/6/19 @ 100 (b)	4,025	4,025
Medilucent MOB I LP(LOC-PNC Financial Services Group), 1.90%, 8/1/30 (b)	6,255	6,255
Morgan Stanley, 2.65%, 1/27/20	134,544	134,472
NextGen Automotive LLC(LOC-Fifth Third Bank), 1.87%, 4/1/48 (b)	2,110	2,110
OSF Finance Co. LLC(LOC-PNC Financial Services Group), 1.90%, 12/1/37 (b)	22,280	22,280

Security Description	Principal Amount	Value
Paca-Pratt Associates, Inc.(LOC-Manufacturers & Traders Trust Co.), 2.27%, 1/1/38 (b)	$25,560	$25,560
Partisan Property, Inc.(LOC-Wells Fargo & Co.), 1.83%, 9/1/44 (b)	3,185	3,185
Pinnacle Properties Development Group LLC(LOC-Federal Home Loan Bank of Cincinnati), 1.86%, 6/15/41 (b)	11,309	11,309
Rathbone LLC(LOC-Comerica Bank, N.A.), 2.07%, 1/1/38 (b)	5,140	5,140
Stivers Realty LC(LOC-Federal Home Loan Bank of Dallas), 1.86%, 7/1/43, Callable 12/6/19 @ 100 (b)	6,930	6,930
Stobro Co. LP(LOC-Federal Home Loan Bank of Pittsburgh), 2.10%, 1/1/32 (b)	10,915	10,915
Sugar Creek Finance Co. LLC(LOC-Northern Trust Corp.), 1.90%, 6/1/42 (b)	17,845	17,845
The Debra B Kennedy Irrevocable Trust(LOC-Federal Home Loan Bank of Dallas), 1.86%, 5/1/48, Callable 12/6/19 @ 100 (b)	4,420	4,420
The Dennis Wesley Co., Inc.(LOC-Federal Home Loan Bank of Indianapolis), 1.92%, 6/15/34, Callable 12/6/19 @ 100 (b)	2,250	2,250
The Jacob Rosenstein 2017 Irrevocable Life Insurance Trust(LOC-Bank of Oklahoma, N.A.), 1.88%, 8/1/37, Callable 12/6/19 @ 100 (b)	5,800	5,800
The Linda E Krejsek Life Insurance Trust(LOC-Federal Home Loan Bank of Dallas), 1.86%, 9/1/37 (b)	5,490	5,490
Wells Fargo Bank NA, 2.15%, 1/30/20, MTN	47,766	47,681
		685,631

Industrials (0.3%):
Opus Inspection, Inc.(LOC-Swedbank AB), 1.96%, 1/1/34, Callable 12/6/19 @ 100 (b)	15,000	15,000

Total Corporate Bonds (Cost $787,536)		787,536

Yankee Dollars (1.3%)
Financials (0.5%):
Westpac Banking Corp., 2.17%(FEDL01+35bps), 9/21/20 (c)	25,000	25,000

Materials (0.8%):
SSAB AB(LOC-Credit Agricole Corp. Inv. Bank), 1.86%, 5/1/34, Callable 12/6/19 @ 100 (b)	15,000	15,000
SSAB AB(LOC-Swedbank AB), 1.86%, 4/1/34 (b)	20,000	20,000
		35,000
Total Yankee Dollars (Cost $60,000)		60,000

Municipal Bonds (7.1%)
Arizona (0.6%):
Yavapai County Industrial Development Authority Revenue(LOC-Bank of Nova Scotia), 2.00%, 9/1/35, Continuously Callable @100 (b)	26,625	26,625

Arkansas (0.6%):
County of Union Revenue(LOC-Bank of America Corp.), Series R, 1.93%, 10/1/27, Callable 12/2/19 @ 100 (b)	29,000	29,000

Colorado (0.2%):
Traer Creek Metropolitan District Revenue(LOC-BNP Paribas), 2.00%, 10/1/30, Continuously Callable @100 (b)	9,285	9,285

Connecticut (0.0%)(e):
Connecticut State Development Authority Revenue(LOC-Toronto-Dominion Bank), 1.80%, 12/1/28, Continuously Callable @100 (b)	4,490	4,490

Security Description	Shares or Principal Amount	Value
Illinois (0.1%):
Illinois Finance Authority Revenue(LOC-Federal Home Loan Bank of Chicago), 1.90%, 7/1/40, Continuously Callable @100 (b)	$3,015	$3,015

Indiana (0.3%):
City of Knox Revenue(LOC-SunTrust Bank), 1.96%, 2/1/46, Continuously Callable @100 (b)	11,300	11,300
City of Marion Revenue(LOC-Key Bank, N.A.), Series A, 2.00%, 2/1/35, Continuously Callable @100 (b)	5,200	5,200
		16,500
Lousiana (0.1%):
Parish of St Charles Revenue(LOC-Federal Home Loan Bank of Atlanta), 1.83%, 9/1/24, Continuously Callable @100 (b)	2,975	2,975

Michigan (3.0%):
Michigan Finance Authority Revenue(LOC-Bank of Montreal), 1.80%, 9/1/50, Continuously Callable @100 (b)	21,965	21,965
Michigan Finance Authority Revenue(LOC-JPMorgan Chase & Co.), 1.87%, 9/1/53, Continuously Callable @100 (b)	80,000	80,000
Michigan Finance Authority Revenue(LOC-PNC Financial Services Group), 1.85%, 9/1/50, Continuously Callable @100 (b)	40,000	40,000
		141,965
Mississippi (0.1%):
Mississippi Business Finance Corp. Revenue(LOC-Federal Home Loan Bank of Dallas), Series R-1, 1.97%, 8/1/21, Continuously Callable @100 (b)	2,500	2,500

New York (1.9%):
New York State Housing Finance Agency Revenue(LOC-JPMorgan Chase & Co.), Series B, 1.85%, 11/1/48, Continuously Callable @100 (b)	25,450	25,450
New York State Housing Finance Agency Revenue(LOC-Landesbank Hessen-Thuringen)
1.95%, 5/1/42, Continuously Callable @100 (b)	20,000	20,000
Series B, 1.90%, 11/1/44 (b)	28,600	28,600
Saratoga County Industrial Development Agency Revenue(LOC-JPMorgan Chase & Co.), 1.95%, 11/1/21, Continuously Callable @100 (b)	19,470	19,470
		93,520
Pennsylvania (0.2%):
Allegheny County Industrial Development Authority Revenue(LOC-PNC Financial Services Group), 1.90%, 11/1/27, Callable 12/2/19 @ 100 (b)	4,736	4,736
Pennsylvania Economic Development Financing Authority Revenue(LOC-PNC Financial Services Group), 1.90%, 4/1/35 (b)	3,245	3,245
		7,981
Total Municipal Bonds (Cost $337,856)		337,856

U.S. Treasury Obligations (1.6%)
U.S. Treasury Notes, 1.64% ( USBMMY3M + 0 bps), 1/31/20 (c)	75,000	74,994
Total U.S. Treasury Obligations (Cost $74,994)		74,994

Commercial Papers (30.3%)
Ameren Corp., 11/1/19	102,675	102,675
Amphenol Corp., 11/1/19	100,000	100,000
AT&T, Inc.
2.34%, 12/4/19 (d)	25,000	24,945
2.35%, 12/6/19 (d)	25,000	24,941
2.49%, 12/10/19 (d)	26,000	25,928

Security Description	Shares or Principal Amount	Value
AutoZone, Inc., 11/1/19	45,000	$45,000
Bayerische Landesbk Giro, 2.06%, 12/26/19 (d)	50,000	49,840
Coca-Cola Co.
1.91%, 2/21/20 (d)	25,000	24,851
1.80%, 3/17/20 (d)	22,250	22,098
Crown Point Capital Co.
2.15%, 12/18/19 (a)(d)	40,000	40,000
2.03%, 2/3/20 (d)	40,000	39,787
Dairy Farmers of America, 11/1/19	70,000	70,000
DuPont EI DE Nemours Co.
2.08%, 11/13/19 (d)	20,000	19,985
2.11%, 12/23/19 (d)	25,000	24,923
Evergy Metro, Inc., 11/1/19	29,700	29,700
Glencore Funding LLC, 2.23%, 12/2/19 (d)	25,000	24,950
Great Bridge Capital Co. LLC
2.17%, 12/17/19 (d)	25,000	24,929
2.23%, 1/10/20 (d)	50,000	49,781
2.18%, 1/17/20 (d)	50,000	49,765
2.05%, 2/26/20 (d)	50,000	49,667
Hyundai Capital America
, 11/1/19	25,000	25,000
2.15%, 12/13/19 (d)	25,000	24,936
2.18%, 1/7/20 (d)	25,000	24,898
International Paper Co., 11/1/19	35,000	35,000
Landesbank Baden Wurttemberg, 2.07%, 1/3/20 (d)	50,000	49,816
Lloyds Bank PLC, 2.12%(LIBOR01M+30bps), 4/20/20 (c)	40,000	40,000
LMA Americas LLC
1.99%, 2/20/20 (d)	25,000	24,846
2.01%, 3/3/20 (d)	25,000	24,828
Manhattan Asset Funding Co. LLC, 1.99%, 1/13/20 (d)	30,000	29,878
Nissan Motor Acceptance Corp.
2.24%, 12/18/19 (d)	25,000	24,925
2.19%, 1/31/20 (d)	25,000	24,861
2.18%, 2/28/20 (d)	20,000	19,856
Nutrien Ltd.
1.67%, 11/4/19 (d)	25,000	24,995
2.04%, 11/12/19 (d)	25,000	24,983
Ridgefield Funding Co. LLC
2.04%, 11/19/19 (d)	30,000	29,968
2.05%, 12/6/19 (d)	40,000	39,918
2.02%, 3/12/20 (d)	40,000	39,704
Sheffield Receivables Corp.
2.05%, 11/25/19 (d)	25,000	24,965
2.06%, 11/26/19 (d)	40,000	39,940
2.02%, 2/12/20 (d)	25,000	24,855
Total Commercial Papers (Cost $1,441,937)		1,441,937

Certificates of Deposit (36.7%)
Bank of Montreal
1.98%, 4/27/20 (b)	50,000	50,000
2.13%, 7/13/20 (b)	40,000	40,000
2.08%, 8/3/20 (b)	40,000	40,000
2.17%, 8/3/20 (b)	40,000	40,000
Bank of Nova Scotia
2.08%, 4/17/20 (b)	50,000	50,000
2.10%, 4/29/20 (b)	50,000	50,000
2.12%, 5/1/20 (b)	50,000	50,000

Security Description	Principal Amount	Value
2.27%, 10/23/20 (b)	$25,000	$25,000
Canadian Imperial Bank of Commerce
2.08%, 5/18/20 (b)	30,000	30,000
2.11%, 7/17/20 (b)	30,000	30,000
2.15%, 8/20/20 (b)	30,000	30,000
2.18%, 9/1/20 (b)	40,000	40,000
2.22%, 10/9/20 (b)	30,000	30,000
Credit Agricole Corporate and Investment Bank
2.05%, 5/29/20 (b)	30,000	30,000
2.26%, 7/6/20 (b)	40,000	40,000
Credit Industriel ET Commercial
2.06%, 1/17/20 (b)	25,000	25,000
2.06%, 1/22/20 (b)	25,000	25,000
2.07%, 2/19/20 (b)	25,000	25,000
2.22%, 7/17/20 (b)	40,000	40,000
Credit Suisse AG
2.17%, 12/2/19 (b)	40,000	40,000
2.04%, 2/14/20 (b)	25,000	25,000
2.14%, 2/18/20 (b)	40,000	40,000
2.04%, 4/27/20 (b)	40,000	40,000
2.22%, 7/22/20 (b)	25,000	25,000
Landesbank Baden Wurttemberg, 2.76%, 11/7/19	30,000	30,000
Natixis SA, 2.27%(LIBOR01M+29bps), 6/8/20 (c)	30,000	30,000
Royal Bank of Canada
2.02%, 4/14/20 (b)	40,000	40,000
2.14%, 6/1/20 (b)	40,000	40,000
2.11%, 7/16/20 (b)	40,000	40,000
2.17%, 7/24/20 (b)	40,000	40,000
2.23%, 10/19/20 (b)	40,000	40,000
Skandinav Enskilda Banken AB, 1.92%, 4/23/20	40,000	40,000
Societe Generale
2.13%, 2/14/20 (b)	40,000	40,000
2.22%, 3/4/20 (b)	40,000	40,000
2.23%, 5/14/20 (b)	40,000	40,000
2.26%, 8/17/20 (b)	40,000	40,000
2.31%, 9/8/20 (b)	40,000	40,000
Toronto Dominion Bank
2.12%, 2/27/20 (b)	25,000	25,000
2.12%, 7/15/20 (b)	30,000	30,000
2.17%, 8/3/20 (b)	50,000	50,000
2.17%, 8/7/20 (b)	40,000	40,000
Toronto-Dominion Bank, 2.24%(SOFR+42bps), 9/30/20 (c)	25,000	25,000
Wells Fargo Bank NA
2.12%, 3/3/20 (b)	25,000	25,000
2.00%, 4/24/20 (b)	25,000	25,000
2.12%, 5/15/20 (b)	40,000	40,000
2.16%, 8/14/20 (b)	40,000	40,000
Westpac Banking Corp.
2.22%, 10/26/20 (b)	40,000	40,000
1.98%, 11/2/20 (b)	40,000	40,000
Total Certificates of Deposit (Cost $1,740,000)		1,740,000

Security Description	Principal Amount	Value
Repurchase Agreements (7.2%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 1.73%, 11/1/19, Purchased on 10/31/19, with maturity value of $342,016, collateralized by U.S. Treasury Notes, 2.75%, 11/30/20, fair value $348,841	$342,000,000	$342,000
Total Repurchase Agreements (Cost $342,000)		342,000

Total Investments (Cost $4,784,323) — 100.8%		4,784,323
Liabilities in excess of other assets — (0.8)%		(40,255)
NET ASSETS - 100.00%		$4,744,068

(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of October 31, 2019, the fair value of these securities was $60,000 (thousands) and amounted to 1.3% of net assets.

(b)

Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period.  The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions.  These securities do not indicate a reference rate and spread in their description.

(c)	Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2019.
(d)	Rate represents the effective yield at October 31, 2019.
(e)	Amount represents less than 0.005% of net assets.

bps—Basis points

FEDL01—Effective Federal Fund Rate

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of October 31, 2019, based on the last reset date of the security

LLC—Limited Liability Company

LOC—Line Letter of Credit

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

SOFR—Secured Overnight Financing Rate

USBMMY3M—3 Month Treasury Bill Rate

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Science & Technology Fund	October 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.1%)
Biotechnology (17.8%):
Adverum Biotechnologies, Inc.(a)	630,877	$4,586
Aimmune Therapeutics, Inc.(a)(b)	607,122	16,890
Albireo Pharma, Inc.(a)	115,400	2,120
Alkermes PLC(a)	19,574	382
Allakos, Inc.(a)(b)	62,209	4,268
Alnylam Pharmaceuticals, Inc.(a)	3,834	333
Amicus Therapeutics, Inc.(a)	333,671	2,813
Apellis Pharmaceuticals, Inc.(a)	519,881	15,279
Arena Pharmaceuticals, Inc.(a)	99,795	4,862
Ascendis Pharma A/S, ADR(a)	77,066	8,522
Atreca, Inc., Class A(a)	206,700	2,325
Audentes Therapeutics, Inc.(a)	197,858	5,322
Autolus Therapeutics PLC, ADR(a)(b)	198,600	2,377
Avrobio, Inc.(a)	319,291	4,636
BeiGene Ltd., ADR(a)	42,398	5,865
Bluebird Bio, Inc.(a)(b)	351,151	28,444
Blueprint Medicines Corp.(a)	110,622	7,615
Botanix Pharmaceuticals Ltd.(a)(b)	17,749,559	1,339
Celyad SA, ADR(a)(b)	235,000	1,986
Coherus Biosciences, Inc.(a)	7,844	136
Crinetics Pharmaceuticals, Inc.(a)(b)	143,046	2,519
Cyclerion Therapeutics, Inc.(a)	2,130	5
CytomX Therapeutics, Inc., Class A(a)	538,711	3,302
Editas Medicine, Inc.(a)(b)	131,085	2,732
Eidos Therapeutics, Inc.(a)(b)	179,419	8,702
Epizyme, Inc.(a)	380,300	4,377
Equillium, Inc.(a)(d)	472,383	1,686
Evelo Biosciences, Inc., Class B(a)(b)	29,954	196
Exact Sciences Corp.(a)	104,760	9,114
Fate Therapeutics, Inc.(a)	989,266	14,790
Forty Seven, Inc.(a)	19,631	136
G1 Therapeutics, Inc.(a)	10,596	225
Galapagos NV(a)	1,084	200
Genmab A/S(a)	1,730	378
Genus PLC	5,761	216
Global Blood Therapeutics, Inc.(a)	6,154	295
Glycomimetics, Inc.(a)	12,427	66
Gossamer Bio, Inc.(a)	146,973	3,024
Gritstone Oncology, Inc.(a)(b)	90,674	735
Heron Therapeutics, Inc.(a)	6,328	134
Homology Medicines, Inc.(a)	245,800	3,227
Incyte Pharmaceuticals, Inc.(a)	3,174	266
Invitae Corp.(a)	253,400	4,082
Iovance Biotherapeutics, Inc.(a)	343,900	7,267
Ironwood Pharmaceuticals, Inc.(a)	22,864	230
Kura Oncology, Inc.(a)	583,956	8,748
MacroGenics, Inc.(a)	213,500	1,815
Madrigal Pharmaceuticals, Inc.(a)(b)	1,909	176
Mirati Therapeutics, Inc.(a)	73,788	6,949
Momenta Pharmaceuticals, Inc.(a)	22,074	342
Myovant Sciences Ltd.(a)	417,869	2,282
Neurocrine Biosciences, Inc.(a)	29,800	2,965
Obseva SA(a)	2,905	22
PhaseBio Pharmaceuticals, Inc.(a)	11,439	47
Portola Pharmaceuticals, Inc.(a)	15,124	437
Precision BioSciences, Inc.(a)	133,461	866
Radius Health, Inc.(a)	4,246	121
Replimune Group, Inc.(a)	130,914	2,226
Rigel Pharmaceuticals, Inc.(a)	40,222	82
Sage Therapeutics, Inc.(a)	63,600	8,627

Security Description	Shares	Value
Scholar Rock Holding Corp.(a)(b)	82,997	$768
Seattle Genetics, Inc.(a)	7,425	797
SpringWorks Therapeutics, Inc.(a)	120,110	2,294
Stoke Therapeutics, Inc.(a)	55,068	1,561
Surface Oncology, Inc.(a)	83,669	135
Syndax Pharmaceuticals, Inc.(a)	13,167	88
Twist Bioscience Corp.(a)	217,355	5,177
Ultragenyx Pharmaceutical, Inc.(a)	2,538	102
UroGen Pharma Ltd.(a)(b)	5,490	124
Vertex Pharmaceuticals, Inc.(a)	5,037	985
Zai Lab Ltd., ADR(a)	7,045	238
Zealand Pharma A/S, ADR(a)	2,398	71
Zymeworks, Inc.(a)	201,996	6,975
		243,024
Communication Services (10.7%):
Alphabet, Inc., Class A(a)	24,946	31,402
Boingo Wireless, Inc.(a)	1,008,900	9,554
Electronic Arts, Inc.(a)	34,184	3,295
Facebook, Inc., Class A(a)	210,615	40,364
Match Group, Inc.(b)	154,433	11,272
Netflix, Inc.(a)	96,065	27,610
Nexon Co. Ltd.(a)	221,200	2,563
Pinterest, Inc.(a)	36,142	909
Spotify Technology SA(a)	10,752	1,552
Take-Two Interactive Software, Inc.(a)	89,645	10,789
Tencent Holdings Ltd.	111,502	4,523
Yandex NV, Class A(a)	55,737	1,861
Yelp, Inc.(a)	73,280	2,529
		148,223
Communications Equipment (2.0%):
Lumentum Holdings, Inc.(a)	215,359	13,494
Viavi Solutions, Inc.(a)	847,900	13,533
		27,027
Consumer Discretionary (3.8%):
Alibaba Group Holding Ltd., ADR(a)	36,320	6,418
Amazon.com, Inc.(a)	16,623	29,534
Arco Platform Ltd., ADR, Class A(a)	212,100	8,802
Ctrip.com International Ltd., ADR(a)	47,378	1,563
Expedia, Inc.	22,540	3,080
Mercadolibre, Inc.(a)	2,971	1,549
		50,946
Electronic Equipment, Instruments & Components (3.8%):
Airgain, Inc.(a)	24,102	274
Coherent, Inc.(a)	8,435	1,256
Fabrinet(a)	225,631	12,687
Flextronics International Ltd.(a)	1,756,466	20,638
Keysight Technologies, Inc.(a)	95,507	9,638
Rogers Corp.(a)	54,493	7,383
		51,876
Financials (0.7%):
LendingTree, Inc.(a)	25,900	9,320

Health Care Equipment & Supplies (1.6%):
Abbott Laboratories	21,284	1,780
Alcon, Inc.(a)	570	34
Asahi Intecc Co. Ltd.	5,490	151
AtriCure, Inc.(a)	6,904	184
Baxter International, Inc.	6,534	501

Security Description	Shares	Value
Becton, Dickinson & Co.	100	$26
Boston Scientific Corp.(a)	29,845	1,245
Cryoport, Inc.(a)(b)	692,807	9,719
Danaher Corp.	7,697	1,061
Edwards Lifesciences Corp.(a)	3,051	727
Hill-Rom Holdings, Inc.	1,740	182
Irhythm Technologies, Inc.(a)	2,673	179
Medtronic PLC	15,156	1,650
NuVasive, Inc.(a)	5,753	406
Quotient Ltd.(a)	486,600	3,908
Smith & Nephew PLC	11,191	240
Zimmer Biomet Holdings, Inc.	3,576	494
		22,487
Health Care Providers & Services (0.8%):
Acadia Healthcare Co., Inc.(a)	9,305	279
Amedisys, Inc.(a)	1,425	183
Anthem, Inc.	5,081	1,367
Encompass Health Corp.	5,765	369
Exagen, Inc.(a)(b)	335,570	5,055
HCA Healthcare, Inc.	5,777	771
Humana, Inc.	1,905	560
Molina Healthcare, Inc.(a)	1,299	153
NMC Health PLC	9,005	255
Progyny, Inc.(a)	7,800	128
Sinopharm Group Co. Ltd.	50,400	180
UnitedHealth Group, Inc.	4,421	1,117
WellCare Health Plans, Inc.(a)	1,969	584
		11,001
Health Care Technology (0.8%):
Health Catalyst, Inc.(a)	200	6
HMS Holdings Corp.(a)	9,658	316
Phreesia, Inc.(a)(b)	300	9
Teladoc Health, Inc.(a)(b)	2,882	221
Veeva Systems, Inc., Class A(a)	74,400	10,552
		11,104
Industrials (1.0%):
Equifax, Inc.	31,310	4,281
L3Harris Technologies, Inc.	20,952	4,323
TransUnion	35,250	2,912
Uber Technologies, Inc.(a)(b)	15,006	473
Uber Technologies, Inc.(a)(d)	55,796	1,757
		13,746
IT Services (12.6%):
Euronet Worldwide, Inc.(a)	63,400	8,880
FleetCor Technologies, Inc.(a)	41,468	12,201
Genpact Ltd.	174,838	6,848
Global Payments, Inc.	200,329	33,892
GoDaddy, Inc., Class A(a)	224,109	14,574
PayPal Holdings, Inc.(a)	93,641	9,748
Twilio, Inc., Class A(a)	168,400	16,261
Visa, Inc., Class A	217,096	38,829
WEX, Inc.(a)	41,081	7,772
Wix.com Ltd., ADR(a)	183,319	22,378
		171,383
Life Sciences Tools & Services (1.8%):
10x Genomics, Inc., Class A(a)(b)	117,932	6,840
Bio-Techne Corp.	1,000	208
Genfit, ADR(a)(b)	74,088	1,056

Security Description	Shares	Value
ICON PLC(a)	1,380	$203
Illumina, Inc.(a)	31,987	9,453
NeoGenomics, Inc.(a)	231,200	5,301
Tecan Group AG	778	184
Thermo Fisher Scientific, Inc.	4,632	1,399
Wuxi Apptec Co., Ltd.(f)	16,960	204
		24,848
Pharmaceuticals (3.0%):
Amneal Pharmaceuticals, Inc.(a)	14,963	46
Assembly Biosciences, Inc.(a)	256,428	4,234
AstraZeneca PLC, ADR	23,557	1,155
Bristol-Myers Squibb Co.	205,955	11,816
Chugai Pharmaceutical Co. Ltd.	2,830	238
Contra Clementia Pharmaceuticals(a)(d)(e)	14,251	15
Daiichi Sankyo Co. Ltd.	5,850	385
Dermira, Inc.(a)	6,166	41
Eisai Co. Ltd.	6,715	487
Elanco Animal Health, Inc.(a)	4,793	130
Eli Lilly & Co.	11,101	1,265
GW Pharmaceuticals PLC, ADR(a)(b)	103,454	13,844
Hikma Pharmaceuticals PLC	1,559	41
Hutchison China Meditech, Ltd., ADR(a)	2,985	56
Kaleido Biosciences, Inc.(a)(b)	41,784	245
Laboratorios Farmaceuticos Rovi SA	4,689	115
Mediwound, Ltd.(a)	21,492	63
Mylan NV(a)	17,873	342
MyoKardia, Inc.(a)	64,318	3,687
Novartis AG	2,855	250
Odonate Therapeutics, Inc.(a)	7,900	251
ONO Pharmaceutical Co. Ltd.	8,930	168
Pfizer, Inc.	44,810	1,719
Revance Therapeutics, Inc.(a)	8,452	132
Satsuma Pharmaceuticals, Inc.(a)	3,800	45
Takeda Pharmaceutical Co. Ltd.	2,365	85
Teva Pharmaceutical Industries Ltd., ADR(a)	10,675	87
The Medicines Co.(a)	8,485	445
Theravance BioPharma, Inc.(a)	5,661	91
Tricida, Inc.(a)(b)	7,180	269
UCB SA	3,552	286
Wave Life Sciences, Ltd.(a)(b)	4,495	114
		42,147
Semiconductors & Semiconductor Equipment (18.3%):
Advanced Micro Devices, Inc.(a)	361,473	12,265
Broadcom, Inc.	57,100	16,722
Cohu, Inc.	893,900	14,857
FormFactor, Inc.(a)	134,000	2,925
Inphi Corp.(a)	71,028	5,105
KLA Corp.	186,769	31,571
Lam Research Corp.	74,800	20,274
Lattice Semiconductor Corp.(a)	983,684	19,270
MACOM Technology Solutions Holdings, Inc.(a)	811,444	18,452
Marvell Technology Group Ltd.	1,475,138	35,979
Micron Technology, Inc.(a)	172,636	8,209
MKS Instruments, Inc.	143,900	15,573
Monolithic Power Systems, Inc.	78,700	11,799
Nvidia Corp.	57,880	11,635
Renesas Electronics Corp.(a)	1,244,100	8,422
Semtech Corp.(a)	81,755	4,125
SK Hynix, Inc.	50,419	3,545
Tokyo Electron Ltd.	20,700	4,194

Security Description	Shares	Value
Ultra Clean Holdings, Inc.(a)	267,598	$5,719
		250,641
Software (18.8%):
Adobe, Inc.(a)	24,392	6,779
Anaplan, Inc.(a)	91,581	4,323
Cornerstone OnDemand, Inc.(a)	334,500	19,592
Coupa Software, Inc.(a)	104,200	14,326
DocuSign, Inc., Class A(a)	225,100	14,899
Domo, Inc.(a)(b)	360,416	5,795
Dropbox, Inc.(a)	468,500	9,286
Fair Isaac Corp.(a)	30,500	9,273
Guidewire Software, Inc.(a)(b)	56,162	6,332
Microsoft Corp.	153,840	22,056
Paycom Software, Inc.(a)	75,000	15,865
Proofpoint, Inc.(a)	114,200	13,175
RingCentral, Inc., Class A(a)	256,320	41,402
Salesforce.com, Inc.(a)	84,654	13,248
ServiceNow, Inc.(a)	113,063	27,956
Slack Technologies, Inc., Class A(a)(b)	303,672	6,681
Splunk, Inc.(a)	47,919	5,748
SVMK Inc.(a)	306,219	5,634
Workday, Inc., Class A(a)	60,082	9,743
Zendesk, Inc.(a)	80,790	5,708
		257,821
Technology Hardware, Storage & Peripherals (0.6%):
Pure Storage, Inc.(a)	164,223	3,196
Western Digital Corp.	105,797	5,464
		8,660
Total Common Stocks (Cost $1,167,747)		1,344,254

Collateral for Securities Loaned^ (4.6%)
HSBC U.S. Government Money Market Fund, I Shares, 1.74%(c)	41,473,982	41,474
Invesco Government & Agency Portfolio, Institutional Shares, 1.70%(c)	20,968,907	20,969
Total Collateral for Securities Loaned (Cost $62,443)		62,443
Total Investments (Cost $1,230,190) — 102.7%		1,406,697
Liabilities in excess of other assets — (2.7)%		(36,553)
NET ASSETS - 100.00%		$1,370,144

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on October 31, 2019.
(d)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(e)	Security was fair valued using significant unobservable inputs as of October 31, 2019.
(f)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of October 31, 2019, the fair value of these securities was $204 (thousands) and amounted to less than 0.05% of net assets.

ADR—American Depositary Receipt

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Short-Term Bond Fund	October 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (15.0%)
Americredit Automobile Receivables Trust, Series 2018-2, Class A3, 3.15%, 3/20/23, Callable 12/18/22 @ 100	$2,857	$2,891
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24%, 4/8/22, Callable 2/8/21 @ 100(a)	10,000	10,002
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class D, 3.65%, 5/9/22, Callable 10/8/20 @ 100	5,000	5,065
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, 9/18/23, Callable 2/18/22 @ 100	5,000	5,030
ARI Fleet Lease Trust, Series 2018-A, Class A2, 2.55%, 10/15/26, Callable 11/15/21 @ 100(b)	2,089	2,094
ARI Fleet Lease Trust, Series 2018-A, Class A3, 2.84%, 10/15/26, Callable 11/15/21 @ 100(b)	6,063	6,138
ARI Fleet Lease Trust, Series 2019-A, Class A3, 2.53%, 11/15/27, Callable 3/15/23 @ 100(b)	5,000	5,057
ARL Second LLC, Series 2014-1A, Class A1, 2.92%, 6/15/44, Callable 6/15/24 @ 100(b)	525	524
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26(b)	5,000	5,001
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25(b)	3,300	3,441
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class B, 3.70%, 3/20/23(b)	2,200	2,253
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class B, 3.29%, 2/20/21, Callable 2/20/20 @ 100(b)	2,333	2,336
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class C, 4.94%, 6/20/22(b)	2,827	2,903
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.50%, 2/20/21, Callable 2/20/20 @ 100(b)	2,254	2,255
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class B, 3.36%, 11/20/22(b)	5,000	5,070
Bank of The West Auto Trust, Series 2017-1, Class C, 2.96%, 2/15/24, Callable 11/15/21 @ 100(b)	5,000	5,082
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 4/15/23 @ 100(b)	1,400	1,421
Bank of The West Auto Trust, Series 2019-1, Class B, 2.76%, 1/15/25, Callable 4/15/23 @ 100(b)	3,300	3,367
Bank of The West Auto Trust, Series 2017-1, Class A4, 2.33%, 9/15/23, Callable 11/15/21 @ 100(b)	5,455	5,496
Bank of The West Auto Trust, Series 2018-1, Class A4, 3.59%, 12/15/23, Callable 12/15/21 @ 100(b)	5,000	5,166
BCC Funding LLC, Series 2018-1A, Class A2, 2.96%, 6/20/23, Callable 11/20/21 @ 100(b)	4,694	4,714
BCC Funding LLC, Series 2016-1, Class D, 4.78%, 8/20/22, Callable 5/20/20 @ 100(b)	1,951	1,977
California Republic Auto Receivables Trust, Series 2015-2, Class B, 2.53%, 6/15/21, Callable 11/15/19 @ 100	4,423	4,423
Canadian Pacer Auto Receivables Trust, Series 2018-1, Class B, 3.47%, 2/19/23, Callable 3/19/21 @ 100(b)	5,000	5,107
Canadian Pacer Auto Receivables Trust, Series 2018-1, Class C, 3.82%, 4/19/24, Callable 3/19/21 @ 100(b)	5,000	5,104
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 12/19/21 @ 100(b)	1,250	1,286

Security Description	Principal Amount	Value
Centre Point Funding LLC, Series 2012-2A, Class 1, 2.61%, 8/20/21(b)	$843	$841
Chesapeake Funding LLC, Series 2018-2A, Class A1, 3.23%, 8/15/30, Callable 7/15/21 @ 100(b)	3,902	3,957
Chesapeake Funding LLC, Series 2018-A1, Class A1, 3.04%, 4/15/30(b)	2,066	2,092
Chesapeake Funding LLC, Series 2019-1A, Class B, 3.11%, 4/15/31, Callable 6/15/22 @ 100(b)	6,000	6,135
CNH Equipment Trust, Series 2017-B, Class B, 2.47%, 12/16/24, Callable 11/15/21 @ 100	1,200	1,210
College Loan Corp Trust I, Series 2005-2, Class B, 2.48%(LIBOR03M+49bps), 1/15/37, Callable 7/15/28 @ 100(c)	1,458	1,417
Credit Acceptance Auto Loan Trust, Series 2017-2, Class A, 2.55%, 2/17/26(b)	1,872	1,875
Credit Acceptance Auto Loan Trust, Series 2017-2, Class C, 3.35%, 6/15/26, Callable 1/15/21 @ 100(b)	4,850	4,895
Credit Acceptance Auto Loan Trust, Series 2018-1, Class A, 3.01%, 2/16/27, Callable 2/15/21 @ 100(b)	3,030	3,045
Credit Acceptance Auto Loan Trust, Series 2018-1, Class B, 3.60%, 4/15/27, Callable 6/15/21 @ 100(b)	11,000	11,231
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100(b)	2,348	2,392
Credit Acceptance Auto Loan Trust, Series 2017-3, Class B, 3.21%, 8/17/26(b)	1,500	1,520
Dell Equipment Finance Trust, Series 2017-2, Class C, 2.73%, 10/24/22, Callable 8/22/20 @ 100(b)	1,750	1,757
Dell Equipment Finance Trust, Series 2017-1, Class C, 2.95%, 4/22/22, Callable 2/22/20 @ 100(b)	1,000	1,002
Dell Equipment Finance Trust, Series 2017-1, Class D, 3.44%, 4/24/23, Callable 2/22/20 @ 100(b)	1,185	1,188
Dell Equipment Finance Trust, Series 2019-2, Class C, 2.18%, 10/22/24, Callable 7/22/22 @ 100(b)	2,700	2,689
Drive Auto Receivables Trust, Series 2018-5, Class B, 3.68%, 7/15/23, Callable 8/15/21 @ 100	5,000	5,063
Drive Auto Receivables Trust, Series 2018-3, Class D, 4.30%, 9/16/24, Callable 7/15/21 @ 100	2,805	2,887
Drive Auto Receivables Trust, Series 2018-4, Class C, 3.66%, 11/15/24, Callable 5/15/21 @ 100	3,500	3,542
Drive Auto Receivables Trust, Series 2018-1, Class C, 3.22%, 3/15/23, Callable 6/15/21 @ 100	7,721	7,744
Drive Auto Receivables Trust, Series 2015-D, Class D, 4.59%, 1/17/23, Callable 1/15/20 @ 100(b)	867	871
Drive Auto Receivables Trust, Series 2018-2, Class D, 4.14%, 8/15/24, Callable 8/15/21 @ 100	5,000	5,120
Element Rail Leasing LLC, Series 2014-1A, Class A1, 2.30%, 4/19/44, Callable 4/19/21 @ 100(b)	1,176	1,175
Element Rail Leasing LLC, Series 2014-1A, Class A2, 3.67%, 4/19/44, Callable 4/19/21 @ 100(b)	12,000	12,107
Enterprise Fleet Financing LLC, Series 2017-3, Class A3, 2.36%, 5/20/23(b)	2,344	2,354
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60%, 7/20/22, Callable 5/20/20 @ 100(b)	10,000	10,024
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 1.97%, 1/20/23(b)	493	493
Enterprise Fleet Financing LLC, Series 2016-2, Class A3, 2.04%, 2/22/22(b)	1,964	1,963

Security Description	Principal Amount	Value
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13%, 7/20/22, Callable 3/20/20 @ 100(b)	$976	$975
Evergreen Credit Card Trust, Series 2019-1, Class B, 3.59%, 1/15/23(b)	3,740	3,793
Evergreen Credit Card Trust, Series 2019-1, Class C, 3.98%, 1/15/23(b)	4,000	4,059
Evergreen Credit Card Trust, Series 2019-2, Class B, 2.27%, 9/15/24(b)	3,562	3,555
Exeter Automobile Receivables Trust, Series 2018-2, Class B, 3.27%, 5/16/22, Callable 1/15/22 @ 100(b)	3,287	3,293
Exeter Automobile Receivables Trust, Series 2019-2, Class C, 3.30%, 3/15/24, Callable 8/15/22 @ 100(b)	5,000	5,086
Exeter Automobile Receivables Trust, Series 2019-4, Class C, 2.44%, 9/16/24, Callable 11/15/23 @ 100(b)	4,000	3,985
Exeter Automobile Receivables Trust, Series 2019-3, Class C, 2.79%, 5/15/24, Callable 5/15/24 @ 100(b)	3,490	3,506
Exeter Automobile Receivables Trust, Series 2018-3, Class D, 4.35%, 6/17/24, Callable 2/15/22 @ 100(b)	2,500	2,601
Exeter Automobile Receivables Trust, Series 2018-4, Class C, 3.97%, 9/15/23, Callable 3/15/22 @ 100(b)	4,000	4,080
Exeter Automobile Receivables Trust, Series 2018-3, Class A, 2.90%, 1/18/22, Callable 2/15/22 @ 100(b)	597	598
Exeter Automobile Receivables Trust, Series 2018-1, Class B, 2.75%, 4/15/22, Callable 10/15/21 @ 100(b)	2,362	2,364
Exeter Automobile Receivables Trust, Series 2017-3, Class A, 2.05%, 12/15/21, Callable 10/15/21 @ 100(b)	109	109
Exeter Automobile Receivables Trust, Series 2018-3, Class B, 3.46%, 10/17/22, Callable 2/15/22 @ 100(b)	1,000	1,005
Exeter Automobile Receivables Trust, Series 2017-2, Class B, 2.82%, 5/16/22, Callable 7/15/21 @ 100(b)	1,584	1,587
First Investors Auto Owner Trust, Series 2019-2, Class B, 2.47%, 1/15/25, Callable 10/15/23 @ 100(b)	3,640	3,647
First Investors Auto Owner Trust, Series 2017-2, Class D, 3.56%, 9/15/23, Callable 11/15/21 @ 100(b)	5,695	5,789
Flagship Credit Auto Trust, Series 2017-1, Class D, 4.23%, 5/15/23, Callable 9/15/21 @ 100(b)	5,760	5,919
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A2A, 2.08%, 1/19/21, Callable 9/16/21 @ 100	183	183
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class A4, 2.83%, 6/17/24, Callable 11/15/21 @ 100(b)	5,000	5,066
Hertz Vehicle Financing LP, Series 2019-1A, Class A, 3.71%, 3/25/23(b)	5,000	5,154
Hertz Vehicle Financing LP, Series 2019-1A, Class B, 4.10%, 3/25/23(b)	870	897
HPEFS Equipment Trust, Series 2019-1, Class B, 2.32%, 9/20/29, Callable 7/20/22 @ 100(b)	1,750	1,755
HPEFS Equipment Trust, Series 2019-1, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100(b)	1,350	1,354
Iowa Student Loan Liquidity Corp., Series 2005-1, Class B, 2.46%(LIBOR03M+35bps), 9/25/37, Callable 12/25/21 @ 100(c)	2,109	1,923
Master Credit Card Trust, Series 2019-2A, Class B, 2.39%, 7/21/21(b)	5,000	5,009
Master Credit Card Trust, Series 2019-2A, Class C, 2.83%, 7/21/21(b)	2,750	2,755
Master Credit Card Trust, Series 2017-1A, Class A, 2.26%, 7/21/21(b)	5,000	5,002
MMAF Equipment Finance LLC, Series 2017-A, Class A4, 2.41%, 8/16/24, Callable 8/16/30 @ 100(b)	2,900	2,918

Security Description	Principal Amount	Value
Nelnet Student Loan Trust, Series 2005-3, Class B, 2.44%(LIBOR03M+28bps), 9/22/37, Callable 12/22/19 @ 100(c)	$1,048	$1,029
NP SPE LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100(b)	2,378	2,408
OneMain Direct Auto Receivables Trust, Series 2017-2, Class B, 2.55%, 11/14/23, Callable 8/14/20 @ 100(b)	8,000	8,005
OSCAR US Funding Trust LLC, Series 2017-1A, Class A4, 3.30%, 5/10/24(b)	4,000	4,052
OSCAR US Funding Trust LLC, Series 2017-2A, Class A3, 2.45%, 12/10/21(b)	3,795	3,799
OSCAR US Funding Trust LLC, Series 2018-1A, Class A3, 3.23%, 5/10/22(b)	5,000	5,046
OSCAR US Funding Trust LLC, Series 2018-2A, Class A2A, 3.15%, 8/10/21(b)	2,139	2,145
OSCAR US Funding Trust LLC, Series 2018-2A, Class A3, 3.39%, 9/12/22(b)	5,000	5,069
Pawnee Equipment Receivables Series 1 LLC, Series 2019-1, Class A2, 2.29%, 10/15/24, Callable 6/15/23 @ 100(b)	5,000	4,994
Prestige Auto Receivables Trust, Series 2017-1, Class B, 2.39%, 5/16/22, Callable 5/15/21 @ 100(b)	2,500	2,501
Prestige Auto Receivables Trust, Series 2016-2, Class C, 2.88%, 11/15/22, Callable 10/15/20 @ 100(b)	2,468	2,473
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66%, 11/15/21, Callable 10/15/20 @ 100	1,275	1,277
Santander Drive Auto Receivables Trust, Series 2018-5, Class B, 3.52%, 12/15/22, Callable 9/15/21 @ 100	4,792	4,826
SCF Equipment Leasing LLC, Series 2019-1, Class A2, 3.23%, 10/20/24, Callable 4/20/20 @ 100(b)	3,000	3,049
SCF Equipment Leasing LLC, Series 2019-1A, Class B, 3.49%, 1/20/26, Callable 4/20/20 @ 100(b)	5,500	5,645
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 11/20/19 @ 100(b)	1,587	1,608
SCF Equipment Leasing LLC, Series 2019-2, Class B, 2.76%, 8/20/26, Callable 10/20/24 @ 100(b)	2,000	2,008
SCF Equipment Leasing LLC, Series 2017-1, Class A, 3.77%, 1/20/23, Callable 11/20/21 @ 100(b)	6,189	6,259
Securitized Term Auto Receivables Trust, Series 2017-2, Class A4, 2.29%, 3/25/22, Callable 11/25/20 @ 100(b)	3,906	3,913
Securitized Term Auto Receivables Trust, Series 2017-1, Class A4, 2.21%, 6/25/21, Callable 5/25/20 @ 100(b)	4,883	4,884
Synchrony Credit Card Master Note Trust, Series 2017-1, Class C, 2.56%, 6/15/23	15,000	15,012
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.95%, 5/15/24	4,565	4,601
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	5,000	5,203
TCF Auto Receivables Owner Trust, Series 2016-PT1, Class B, 2.92%, 10/17/22, Callable 11/15/20 @ 100(b)	5,000	5,048
Trillium Credit Card Trust, Series 2019-2A, Class A, 3.04%, 1/26/24(b)	5,000	5,063
Trinity Rail Leasing LLC, Series 2019-2, Class A1, 2.39%, 10/18/49, Callable 10/17/20 @ 100(b)	2,500	2,496
Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.27%, 1/15/43, Callable 1/15/23 @ 100(b)	2,460	2,457

Security Description	Principal Amount	Value
United Auto Credit Securitization Trust, Series 2019-1, Class B, 3.03%, 4/10/24, Callable 11/10/21 @ 100(b)	$4,250	$4,271
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.07%, 6/15/46, Callable 6/15/20 @ 100(b)	2,520	2,524
Westlake Automobile Receivables Trust, Series 2017-1, Class C, 2.70%, 10/17/22, Callable 8/15/20 @ 100(b)	542	542
Westlake Automobile Receivables Trust, Series 2018-2, Class D, 4.00%, 1/16/24, Callable 11/15/21 @ 100(b)	10,000	10,275
Westlake Automobile Receivables Trust, Series 2018-3, Class C, 3.61%, 10/16/23, Callable 1/15/22 @ 100(b)	3,000	3,051
Westlake Automobile Receivables Trust, Series 2017-2, Class D, 3.28%, 12/15/22, Callable 1/15/21 @ 100(b)	2,000	2,023
Westlake Automobile Receivables Trust, Series 2018-1, Class B, 2.67%, 5/17/21, Callable 5/15/21 @ 100(b)	4,504	4,505
Westlake Automobile Receivables Trust, Series 2018-1, Class E, 4.53%, 5/15/23, Callable 5/15/21 @ 100(b)	5,000	5,104
Wheels SPV 2 LLC, Series 2016-1A, Class A3, 1.87%, 5/20/25, Callable 11/20/19 @ 100(b)	1,031	1,031
World Omni Auto Receivables Trust, Series 2018-D, Class C, 3.87%, 8/15/25, Callable 9/15/22 @ 100	4,000	4,226
World Omni Select Auto Trust, Series 2018-1, Class B, 3.68%, 7/15/23, Callable 12/15/21 @ 100(b)	5,000	5,079
Total Asset Backed Securities (Cost $444,893)		449,260

Collateralized Mortgage Obligations (4.5%)
AMMC CLO Ltd., Series 2016-19A, Class AR, 3.14%(LIBOR03M+114bps), 10/16/28, Callable 7/15/20 @ 100(b)(c)	1,500	1,500
Annisa CLO Ltd, Series 2016-2, Class AR, 3.07%(LIBOR03M+110bps), 7/20/31, Callable 7/20/20 @ 100(b)(c)	3,000	2,967
Aventura Mall Trust, Series 2013-AVM, Class A, 3.74%, 12/5/32(b)(d)	3,705	3,742
BTH-21 Mortgage-Backed Securities Trust, Series 2018-21, Class A, 4.53%(LIBOR01M+250bps), 10/7/21(b)(c)	4,000	4,005
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class C, 4.14%, 10/15/34(b)	2,827	2,960
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/36(b)	7,600	8,158
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, 5/10/36(b)	7,338	7,664
COMM Mortgage Trust, Series 2012-CCRE2, Class XA, 1.64%, 8/15/45(d) (l)	59,682	2,163
COMM Mortgage Trust, Series 2012-CCRE4, Class XA, 1.70%, 10/15/45(d) (l)	54,698	2,117
Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.64%, 7/10/38(d)	1,254	1,271
GS Mortgage Securities Corp Trust, Series 2017-SLP, Class A, 3.42%, 10/10/32(b)	4,730	4,890
GS Mortgage Securities Corp Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34(b)	10,000	10,073
GS Mortgage Securities Trust, Series 2012-GC6, Class AS, 4.95%, 1/10/45(b)	5,297	5,561
GS Mortgage Securities Trust, Series 2012-GCJ7, Class XA, 2.16%, 5/10/45(d)	23,191	750

Security Description	Shares or Principal Amount	Value
GS Mortgage Securities Trust, Series 2012-GCJ9, Class XA, 1.95%, 11/10/45(d) (l)	$22,965	$1,119
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class XA, 1.76%, 10/15/45(d) (l)	20,307	806
LSTAR Commercial Mortgage Trust, Series 2017-5, Class A1, 2.42%, 3/10/50(b)	764	766
Madison Park Funding Ltd., Series 2013-11A, Class AR, 3.09%(LIBOR03M+116bps), 7/23/29, Callable 1/23/20 @ 100(b)(c)	6,750	6,741
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class XA, 1.61%, 11/15/45(b)(d) (l)	19,337	731
Oaktree EIF Ltd., Series 2016-IIIA, Class B, 3.97%(LIBOR03M+200bps), 10/20/27, Callable 4/20/20 @ 100(b)(c)	10,500	10,509
Palmer Square Loan Funding Ltd., Series 2019-3, Class A1, 4.22%(LIBOR03M+85bps), 8/20/27, Callable 8/20/20 @ 100(b)(c)	5,000	4,995
Palmer Square Loan Funding Ltd., Series 2019-2, Class A1, 2.94%(LIBOR03M+97bps), 4/20/27, Callable 7/20/20 @ 100(b)(c)	2,672	2,668
Palmer Square Loan Funding Ltd., Series 2018-2A, Class A1, 2.65%(LIBOR03M+65bps), 7/15/26, Callable 1/15/20 @ 100(b)(c)	3,350	3,337
Palmer Square Loan Funding Ltd., Series 2018-2A, Class A2, 3.05%(LIBOR03M+105bps), 7/15/26, Callable 1/15/20 @ 100(b)(c)	1,970	1,932
Palmer Square Loan Funding Ltd., Series 2018-5, Class A1, 2.82%(LIBOR03M+85bps), 1/20/27, Callable 1/20/20 @ 100(b)(c)	4,014	3,998
Race Point CLO Ltd., Series 2016-10A, Class A1R, 3.04%(LIBOR03M+110bps), 7/25/31, Callable 7/25/20 @ 100(b)(c)	4,500	4,444
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43, Callable 4/25/32 @ 100(b)(d)	2,462	2,505
TIAA CLO Ltd., Series 2017-1A, Class A, 3.25%(LIBOR03M+128bps), 4/20/29, Callable 1/20/20 @ 100(b)(c)	2,500	2,500
Trinitas CLO Ltd., Series 2017-6A, Class AR, 3.45%(LIBOR03M+117bps), 7/25/29(b)(c)	5,000	4,998
Trinitas CLO Ltd., Series 2016-5A, Class AR, 3.33%(LIBOR03M+139bps), 10/25/28, Callable 4/25/20 @ 100(b)(c)	3,250	3,251
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.08%, 5/10/45(b)(d) (l)	84,764	3,388
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A3, 2.73%, 8/10/49 (l)	442	443
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class XA, 1.82%, 8/10/49(b)(d) (l)	23,728	1,045
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA, 1.76%, 10/15/45(b)(d) (l)	25,179	1,051
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.90%, 6/15/44(b)(d)	15,000	15,562
Total Collateralized Mortgage Obligations (Cost $125,540)		134,610

Preferred Stocks (1.2%)
Communication Services (0.8%):
Centaur Funding Corp., cumulative redeemable, 9.08%, 4/21/20(b)	23,029	23,950

Financials (0.2%):
Citigroup Capital, cumulative redeemable, 8.31% (LIBOR03M+637bps), 10/30/40(c)	200,000	5,458

Security Description	Shares or Principal Amount	Value
Real Estate (0.2%):
SunTrust Real Estate Investment Corp., non-cumulative, 9.00%, (e)(f)(k)	$50	$5,500
Total Preferred Stocks (Cost $35,640)		34,908

Convertible Corporate Bonds (0.8%)
Energy (0.4%):
PDC Energy, Inc., 1.13%, 9/15/21	5,000	4,529
Whiting Petroleum Corp., 1.25%, 4/1/20	6,506	6,391
		10,920
Health Care (0.4%):
Teva Pharmaceutical Finance LLC, 0.25%, 2/1/26, Callable 11/26/19 @ 100, (Put Date 2/1/21)(n)	15,105	14,100
Total Convertible Corporate Bonds (Cost $24,785)		25,020

Senior Secured Loans (1.0%)
CEC Entertainment, Inc., 1st Lien Term Loan B, 5.02%, 2/14/21, Callable 12/5/19 @ 100(g)(m)	5,000	4,775
GLP Capital LP, Term Loan A1, 3.30%(LIBOR01M+150bps), 4/28/21(c)	8,552	8,510
PetSmart, Inc., 1st Lien Term Loan B2, 5.93%(LIBOR01M+400bps), 3/10/22(c)	5,701	5,550
Sabra Health Care LP, Term Loan A3, 3.69%, 8/17/20(m)	12,686	12,559
Total Senior Secured Loans (Cost $31,742)		31,394

Corporate Bonds (52.3%)
Communication Services (2.3%):
AT&T, Inc.
2.45%, 6/30/20, Callable 5/30/20 @ 100 (a)	15,000	15,041
3.20%, 3/1/22, Callable 2/1/22 @ 100 (a)	10,000	10,260
CenturyLink, Inc., 6.45%, 6/15/21	3,600	3,789
Charter Communications Operating LLC, 3.58%, 7/23/20, Callable 6/23/20 @ 100	18,000	18,157
Comcast Corp., 3.30%, 10/1/20	5,000	5,069
MediaCom Broadband LLC, 5.50%, 4/15/21, Callable 12/6/19 @ 100	3,447	3,447
Sprint Spectrum, 3.36%, 3/20/23 (b)	7,800	7,858
Time Warner Cable, Inc., 5.00%, 2/1/20	1,041	1,048
T-Mobile USA, Inc., 6.50%, 1/15/24, Callable 11/18/19 @ 103.25	5,000	5,190
		69,859
Consumer Discretionary (1.5%):
Daimler Finance North America LLC, 2.70%, 6/14/24 (b)	5,000	5,051
Horace Mann School, 2.48%, 7/1/22	2,500	2,502
Lennar Corp., 2.95%, 11/29/20, Callable 9/29/20 @ 100	10,000	10,041
McDonald’s Corp., 3.35%, 4/1/23, Callable 3/1/23 @ 100	5,000	5,224
MDC Holdings, Inc., 5.63%, 2/1/20	2,000	2,009
Meritage Homes Corp., 7.15%, 4/15/20	329	335
Newell Brands, Inc., 5.00%, 11/15/23, Callable 11/25/19 @ 102.5	8,567	8,785
Volkswagen Group of America Finance LLC
2.50%, 9/24/21 (b)	5,000	5,033
2.70%, 9/26/22 (b)	5,000	5,050
		44,030

Security Description	Principal Amount	Value
Consumer Staples (4.1%):
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 1/23/25, Callable 12/23/24 @ 100	$5,000	$5,465
BAT Capital Corp., 2.76%, 8/15/22, Callable 7/15/22 @ 100	10,000	10,096
Cargill, Inc., 3.25%, 3/1/23 (b)	2,500	2,598
ConAgra Brands, Inc., 2.70%(LIBOR03M+75bps), 10/22/20, Callable 11/18/19 @ 100 (c)	5,000	5,000
Constellation Brands, Inc.
2.70%, 5/9/22, Callable 4/9/22 @ 100	2,600	2,638
2.65%, 11/7/22, Callable 10/7/22 @ 100	7,896	8,018
3.20%, 2/15/23, Callable 1/15/23 @ 100	3,000	3,096
Kraft Heinz Foods Co., 4.88%, 2/15/25, Callable 2/15/20 @ 102.44 (b)	20,000	20,601
McCormick & Co., Inc., 2.70%, 8/15/22, Callable 7/15/22 @ 100	5,000	5,089
Mead Johnson Nutrition Co., 3.00%, 11/15/20	5,000	5,049
Molson Coors Brewing Co., 2.10%, 7/15/21, Callable 6/15/21 @ 100	5,000	5,003
Nestle Holdings, Inc., 3.35%, 9/24/23, Callable 8/24/23 @ 100 (b)	5,000	5,259
Philip Morris International, Inc.
2.63%, 2/18/22, Callable 1/18/22 @ 100	10,000	10,132
2.38%, 8/17/22, Callable 7/17/22 @ 100	5,000	5,046
Smithfield Foods, Inc.
2.70%, 1/31/20 (b)	2,140	2,139
2.65%, 10/3/21, Callable 9/3/21 @ 100 (b)	13,425	13,327
Tyson Foods, Inc., 4.50%, 6/15/22, Callable 3/15/22 @ 100	2,605	2,756
Walmart, Inc.
2.85%, 7/8/24, Callable 6/8/24 @ 100	5,000	5,214
3.55%, 6/26/25, Callable 4/26/25 @ 100	5,000	5,423
		121,949
Energy (7.2%):
Alliance Pipeline LP, 7.00%, 12/31/19 (b)	65	66
Antero Resources Corp., 5.13%, 12/1/22, Callable 12/6/19 @ 101.28	2,582	1,938
Baker Hughes A GE Co. LLC, 3.20%, 8/15/21	2,200	2,247
Buckeye Partners LP
4.88%, 2/1/21, Callable 11/1/20 @ 100	4,500	4,573
4.15%, 7/1/23, Callable 4/1/23 @ 100	5,000	5,025
Chevron Corp., 2.42%, 11/17/20, Callable 10/17/20 @ 100	5,000	5,029
Continental Resources, Inc., 5.00%, 9/15/22, Callable 12/6/19 @ 100.83	8,335	8,400
DCP Midstream Operating LP
5.35%, 3/15/20 (b)	5,624	5,676
4.75%, 9/30/21, Callable 6/30/21 @ 100 (b)	5,000	5,115
Enable Oklahoma Intrastate Transmission LLC, 6.25%, 3/15/20 (b)	13,731	13,915
Energy Transfer Operating LP
4.15%, 10/1/20, Callable 8/1/20 @ 100	5,000	5,072
7.50%, 10/15/20	17,975	18,855
4.20%, 9/15/23, Callable 8/15/23 @ 100	5,000	5,276
Enterprise Products Operating LLC, 2.80%, 2/15/21	5,000	5,052
EQM Midstream Partners LP
4.75%, 7/15/23, Callable 6/15/23 @ 100	5,000	4,966
4.00%, 8/1/24, Callable 5/1/24 @ 100	9,645	9,262
EQT Corp.
2.87%(LIBOR03M+77bps), 10/1/20, Callable 11/21/19 @ 100 (c)	2,000	1,996
3.00%, 10/1/22, Callable 9/1/22 @ 100	7,000	6,681
Exxon Mobil Corp., 2.40%, 3/6/22, Callable 1/6/22 @ 100	1,500	1,522
IFM US Colonial Pipeline 2 LLC, 6.45%, 5/1/21, Callable 2/1/21 @ 100 (b)	4,950	5,180

Security Description	Principal Amount	Value
Marathon Petroleum Corp.
5.38%, 10/1/22, Callable 12/6/19 @ 100.9	$5,105	$5,166
5.13%, 4/1/24, Callable 12/6/19 @ 102.56	5,000	5,137
Midwest Connector Capital Co. LLC, 3.63%, 4/1/22, Callable 3/1/22 @ 100 (b)	10,000	10,272
Motiva Enterprises LLC, 5.75%, 1/15/20 (b)	1,285	1,292
MPLX LP
3.00%(LIBOR03M+90bps), 9/9/21, Callable 9/9/20 @ 100 (c)	5,000	5,031
6.25%, 10/15/22, Callable 11/21/19 @ 101.56 (b)	4,607	4,670
3.50%, 12/1/22, Callable 11/1/22 @ 100 (b)	5,691	5,856
Nustar Logistics LP, 4.80%, 9/1/20	3,713	3,749
Occidental Petroleum Corp.
3.44%(LIBOR03M+125bps), 8/13/21, Callable 8/13/20 @ 100 (c)	4,000	4,026
2.70%, 8/15/22	5,000	5,056
2.90%, 8/15/24, Callable 7/15/24 @ 100	5,000	5,054
Plains All American Pipeline LP/PAA Finance Corp., 2.60%, 12/15/19, Callable 11/15/19 @ 100	12,271	12,270
Range Resources Corp., 5.00%, 3/15/23, Callable 12/15/22 @ 100	5,000	4,323
Rockies Express Pipeline LLC, 5.63%, 4/15/20 (b)	13,556	13,732
Sabine Pass Liquefaction LLC, 5.63%, 2/1/21, Callable 11/1/20 @ 100	4,700	4,851
Semgroup Corp., 6.38%, 3/15/25, Callable 3/15/20 @ 103.19	2,000	2,081
Semgroup/Rose Rock Finance, 5.63%, 11/15/23, Callable 11/21/19 @ 102.81	1,000	1,026
Weatherford International, Ltd., 5.13%, 9/15/20 (h) (k)	3,215	982
Western Midstream Operating LP, 4.00%, 7/1/22, Callable 4/1/22 @ 100	5,000	5,082
		215,502
Financials (15.6%):
Allfirst Preferred Capital Trust, 3.50%(LIBOR03M+150bps), 7/15/29, Callable 12/6/19 @ 100 (c)	8,000	7,520
Ally Financial, Inc.
3.75%, 11/18/19	2,642	2,643
4.13%, 3/30/20	6,600	6,645
Ares Capital Corp., 3.88%, 1/15/20, Callable 12/15/19 @ 100	11,000	11,021
Associated Bank NA, 3.50%, 8/13/21, Callable 7/13/21 @ 100	5,000	5,099
Assurant, Inc.
3.36%(LIBOR03M+125bps), 3/26/21, Callable 11/21/19 @100(c)	834	833
4.20%, 9/27/23, Callable 8/27/23 @ 100	5,000	5,270
Bank of America Corp.
2.15%, 11/9/20, Callable 11/9/19 @ 100	3,000	3,000
5.00%, 5/13/21, MTN	10,000	10,446
2.37%(LIBOR03M+66bps), 7/21/21, Callable 7/21/20 @ 100 (c)	5,000	5,010
2.33%(LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a)(c)	5,000	5,011
3.12%(LIBOR03M+116bps), 1/20/23, Callable 1/20/22 @ 100, MTN (c)	5,000	5,102
BB&T Corp., 4.25%, 9/30/24	1,955	2,115
BBVA USA
5.50%, 4/1/20	2,874	2,913
2.88%, 6/29/22, Callable 5/29/22 @ 100	3,750	3,808
Berkshire Hathaway, Inc., 2.20%, 3/15/21, Callable 2/15/21 @ 100	5,000	5,028
Cadence BanCorp., 4.75%(LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (c)	7,167	7,284
Capital One Financial Corp.
2.50%, 5/12/20, Callable 4/12/20 @ 100 (a)	5,000	5,011
3.05%, 3/9/22, Callable 2/9/22 @ 100	5,000	5,098
Citigroup, Inc.
3.14%(LIBOR03M+72bps), 1/24/23, Callable 1/24/22 @ 100 (c)	5,000	5,103
5.80%(LIBOR03M+409bps), , Callable 11/15/19 @ 100 (c)(e)	1,444	1,443

Security Description	Principal Amount	Value
Citizens Bank NA, 2.55%, 5/13/21, Callable 4/13/21 @ 100	$15,000	$15,120
Citizens Financial Group, Inc., 4.15%, 9/28/22 (b)	1,283	1,331
City National Bank, 5.38%, 7/15/22	2,000	2,153
DAE Funding LLC
4.00%, 8/1/20, Callable 12/6/19 @ 102 (b)	11,062	11,137
5.25%, 11/15/21, Callable 10/15/21 @ 100 (b)	5,000	5,207
4.50%, 8/1/22, Callable 12/6/19 @ 102.25 (b)	2,370	2,412
Discover Bank, 3.10%, 6/4/20, Callable 5/4/20 @ 100	5,000	5,026
Flagstar Bancorp, Inc., 6.13%, 7/15/21, Callable 6/15/21 @ 100	500	522
Ford Motor Credit Co. LLC
2.60%, 11/4/19	6,949	6,949
2.68%, 1/9/20	500	500
3.01%(LIBOR03M+100bps), 1/9/20 (c)	1,856	1,858
8.13%, 1/15/20	13,565	13,710
3.20%, 1/15/21	4,000	4,014
3.35%, 11/1/22	5,000	5,019
FS KKR Capital Corp., 4.25%, 1/15/20, Callable 12/15/19 @ 100	19,641	19,654
Fulton Financial Corp., 3.60%, 3/16/22	9,750	9,932
HSBC Finance Corp., 6.68%, 1/15/21	5,307	5,548
Hyundai Capital America
2.75%, 9/18/20 (b)	5,000	5,013
3.00%, 6/20/22 (b)	5,000	5,055
2.85%, 11/1/22 (b)	5,000	5,035
Infinity Property & Casualty Corp., 5.00%, 9/19/22	17,955	19,043
JPMorgan Chase & Co., 2.78%(LIBOR03M+94bps), 4/25/23, Callable 4/25/22 @ 100 (c)	5,000	5,074
KeyBank NA, 2.30%, 9/14/22	5,000	5,040
Main Street Capital Corp., 5.20%, 5/1/24	5,200	5,577
Manufacturers & Traders Trust Co., 2.05%, 8/17/20, Callable 7/17/20 @ 100	5,000	5,003
MB Financial Bank NA, 4.00%(LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (c)	3,000	3,070
Metropolitan Life Global Funding I, 3.45%, 10/9/21 (b)	5,000	5,144
Navient Corp., 8.00%, 3/25/20, MTN	7,966	8,137
People’s United Financial, Inc., 3.65%, 12/6/22, Callable 9/6/22 @ 100	9,500	9,829
Pinnacle Financial Partners, Inc., 5.25%(LIBOR03M+388bps), 11/16/26, Callable 11/16/21 @ 100 (b)(c)	2,000	2,043
PNC Bank NA, 2.63%, 2/17/22, Callable 1/18/22 @ 100	15,000	15,223
Protective Life Global Funding, 3.10%, 4/15/24 (b)	5,000	5,174
Regions Bank, 2.75%, 4/1/21, Callable 3/1/21 @ 100	5,000	5,044
Reliance Standard Life Global Funding II, 3.85%, 9/19/23 (b)	5,000	5,271
Santander Holdings USA, Inc.
4.45%, 12/3/21, Callable 11/3/21 @ 100	9,500	9,895
3.70%, 3/28/22, Callable 2/28/22 @ 100	15,000	15,414
Signature Bank, 4.13%(LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (c)(g)	10,000	10,096
SL Green Operating Partnership LP, 3.25%, 10/15/22, Callable 9/15/22 @ 100	2,612	2,676
StanCorp Financial Group, Inc., 5.00%, 8/15/22	5,366	5,649
Starwood Property Trust, Inc., 3.63%, 2/1/21, Callable 11/1/20 @ 100	6,250	6,297
Sterling Bancorp, 3.50%, 6/8/20, Callable 5/8/20 @ 100	14,700	14,582
Sterling National Bank, 5.25%(LIBOR03M+394bps), 4/1/26, Callable 4/1/21 @ 100 (c)	2,000	2,029
SunTrust Bank
3.00%, 2/2/23, Callable 1/2/23 @ 100	10,000	10,264
3.20%, 4/1/24, Callable 3/1/24 @ 100	5,000	5,218
SunTrust Banks, Inc., 2.90%, 3/3/21, Callable 2/3/21 @ 100	5,000	5,055
Synchrony Financial
2.70%, 2/3/20, Callable 1/3/20 @ 100	5,000	5,003
2.85%, 7/25/22, Callable 6/25/22 @ 100	2,500	2,529

Security Description	Principal Amount	Value
TCF National Bank, 4.13%(LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (c)	$4,000	$3,955
The Huntington National Bank, 2.38%, 3/10/20, Callable 2/10/20 @ 100	5,000	5,005
United Financial Bancorp, Inc., 5.75%, 10/1/24	2,500	2,719
US Bank NA, 2.85%, 1/23/23, Callable 12/23/22 @ 100	10,000	10,289
WEA Finance LLC, 3.15%, 4/5/22, Callable 3/5/22 @ 100 (b)	5,000	5,096
Wells Fargo & Co., 3.07%, 1/24/23, Callable 1/24/22 @ 100	10,000	10,191
Wells Fargo Bank NA, 2.60%, 1/15/21	5,000	5,043
Zions Bancorp NA, 3.35%, 3/4/22, Callable 2/4/22 @ 100 (a)	3,900	3,995
		470,270
Health Care (3.5%):
AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100 (a)	10,000	10,045
ACTS Retirement-Life Communities, Inc., 2.47%, 11/16/19 (k)	750	750
Amgen, Inc., 2.25%, 8/19/23, Callable 6/19/23 @ 100	5,000	5,024
Becton Dickinson And Co.
2.40%, 6/5/20	8,300	8,314
2.98%(LIBOR03M+88bps), 12/29/20, Callable 12/6/19 @ 100 (c)	3,750	3,752
Celgene Corp.
2.75%, 2/15/23, Callable 1/15/23 @ 100	10,000	10,172
3.25%, 2/20/23, Callable 1/20/23 @ 100	5,000	5,168
Cigna Corp., 3.00%, 7/15/23, Callable 5/16/23 @ 100 (b)	5,000	5,105
CVS Health Corp.
2.13%, 6/1/21, Callable 5/1/21 @ 100	5,000	5,008
3.70%, 3/9/23, Callable 2/9/23 @ 100	10,000	10,434
2.63%, 8/15/24, Callable 7/15/24 @ 100	5,000	5,055
Elanco Animal Health, Inc.
3.91%, 8/27/21	4,500	4,619
4.27%, 8/28/23, Callable 7/28/23 @ 100	1,667	1,747
Fresenius Medical Care US Finance II, Inc., 4.13%, 10/15/20, Callable 7/17/20 @ 100 (b)	5,326	5,392
Fresenius US Finance II, Inc., 4.50%, 1/15/23, Callable 10/17/22 @ 100 (b)	4,000	4,199
Laboratory Corp. of America Holdings, 3.20%, 2/1/22	8,200	8,378
SSM Health Care Corp., 3.69%, 6/1/23, Callable 3/1/23 @ 100	4,330	4,528
Zoetis, Inc., 3.25%, 2/1/23, Callable 11/1/22 @ 100	8,135	8,404
		106,094
Industrials (5.4%):
Air Lease Corp.
2.13%, 1/15/20	5,000	5,000
3.50%, 1/15/22	5,000	5,141
2.25%, 1/15/23	5,000	4,986
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100	5,000	5,202
American Airlines Pass Through Trust
4.38%, 4/1/24	3,904	4,008
4.40%, 3/22/25	7,499	7,735
4.38%, 12/15/25 (b)	6,588	6,756
Arconic, Inc.
6.15%, 8/15/20	4,984	5,121
5.40%, 4/15/21, Callable 1/15/21 @ 100	5,025	5,187
British Airways Pass Through Trust, 5.63%, 12/20/21 (b)	4,162	4,207
Continental Airlines Pass Through Trust
6.25%, 4/11/20	1,169	1,184
7.25%, 5/10/21	2,839	2,842
5.50%, 4/29/22	6,393	6,528
Delta Air Lines, Inc., 2.88%, 3/13/20	10,000	10,017
General Dynamics Corp., 1.88%, 8/15/23, Callable 6/15/23 @ 100	5,000	4,995
General Electric Co., 2.20%, 1/9/20, Callable 12/9/19 @ 100	5,000	4,998
Ingersoll-Rand Global Holding Co. Ltd., 2.90%, 2/21/21	5,000	5,048

Security Description	Principal Amount	Value
Molex Electronic Technologies LLC, 2.88%, 4/15/20, Callable 3/15/20 @ 100 (b)	$11,892	$11,915
Nielsen Finance LLC, 4.50%, 10/1/20, Callable 12/6/19 @ 100	6,793	6,808
Pitney Bowes, Inc., 4.13%, 9/15/20	4,440	4,476
Prime Security Services Borrower LLC/Prime Finanance, Inc., 9.25%, 5/15/23, Callable 12/6/19 @ 104.63 (b)	4,020	4,224
Ryder System, Inc.
2.50%, 5/11/20, Callable 4/11/20 @ 100, MTN	1,266	1,268
3.50%, 6/1/21, MTN (a)	1,000	1,023
2.25%, 9/1/21, Callable 8/1/21 @ 100, MTN	3,500	3,508
2.80%, 3/1/22, Callable 2/1/22 @ 100, MTN	5,000	5,072
2.50%, 9/1/22, Callable 8/1/22 @ 100, MTN	5,000	5,039
3.40%, 3/1/23, Callable 2/1/23 @ 100, MTN	4,706	4,869
United Airlines Pass Through Trust
5.38%, 2/15/23	2,704	2,798
4.63%, 3/3/24	984	1,011
US Airways, 5.38%, 5/15/23	11,173	11,582
US Airways(INS-MBIA Insurance Corp.), 7.08%, 9/20/22	261	272
Wabtec Corp., 3.42%(LIBOR03M+105bps), 9/15/21, Callable 11/21/19 @ 100 (c)	7,417	7,421
		160,241
Information Technology (1.6%):
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, 1/15/20	10,000	10,005
Broadcom, Inc., 3.13%, 4/15/21 (b)	5,000	5,060
Commscope Finance LLC, 5.50%, 3/1/24, Callable 3/1/21 @ 102.75 (b)	5,000	5,073
Fiserv, Inc., 2.75%, 7/1/24, Callable 6/1/24 @ 100	5,000	5,106
FLIR Systems, Inc., 3.13%, 6/15/21, Callable 5/15/21 @ 100 (a)	5,000	5,047
Jabil, Inc., 5.63%, 12/15/20	1,700	1,758
Leidos Holdings, Inc., 4.45%, 12/1/20, Callable 9/1/20 @ 100	3,261	3,306
Oracle Corp., 2.40%, 9/15/23, Callable 7/15/23 @ 100	10,000	10,150
PayPal Holdings, Inc., 2.40%, 10/1/24, Callable 9/1/24 @ 100	5,000	5,046
		50,551
Materials (1.2%):
Carpenter Technology Corp., 5.20%, 7/15/21, Callable 4/15/21 @ 100	9,350	9,585
CF Industries, Inc., 3.40%, 12/1/21 (b)	5,000	5,104
Dowdupont, Inc., 3.77%, 11/15/20	5,000	5,092
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	8,403	8,913
Sherwin-Williams Co. (The), 2.75%, 6/1/22, Callable 5/1/22 @ 100	2,250	2,289
The Mosaic Co., 3.25%, 11/15/22, Callable 10/15/22 @ 100	5,000	5,129
		36,112
Real Estate (3.6%):
Boston Properties LP, 4.13%, 5/15/21, Callable 2/15/21 @ 100	5,398	5,545
Corecivic, Inc.
4.13%, 4/1/20, Callable 1/1/20 @ 100	13,782	13,813
5.00%, 10/15/22, Callable 7/15/22 @ 100	12,437	12,337
Nationwide Health Properties, Inc., 6.90%, 10/1/37, MTN, (Put Date 10/1/27)(n)	2,950	3,728
Office Properties Income Trust, 3.60%, 2/1/20, Callable 1/1/20 @ 100	20,850	20,882
Realty Income Corp., 3.25%, 10/15/22, Callable 7/15/22 @ 100	10,000	10,350
SBA Tower Trust
2.84%, 1/15/25 (b)	6,923	6,943
3.45%, 3/15/48 (b)	10,000	10,242
Senior Housing Properties Trust
6.75%, 4/15/20, Callable 12/6/19 @ 100	11,112	11,144
6.75%, 12/15/21, Callable 6/15/21 @ 100	6,890	7,329
SL Green Realty Corp., 4.50%, 12/1/22, Callable 9/1/22 @ 100	5,000	5,271
		107,584

Security Description	Principal Amount	Value
Utilities (6.3%):
AEP Texas, Inc., 2.40%, 10/1/22, Callable 9/1/22 @ 100	$9,167	$9,238
Alliant Energy Finance LLC, 3.75%, 6/15/23, Callable 5/15/23 @ 100 (b)	5,000	5,235
CenterPoint Energy, Inc., 2.50%, 9/1/22, Callable 8/1/22 @ 100	3,000	3,027
Delmarva Power & Light Co., 3.50%, 11/15/23, Callable 8/15/23 @ 100	5,858	6,178
Dominion Energy, Inc.
2.58%, 7/1/20	5,000	5,014
2.72%, 8/15/21	5,000	5,046
DPL, Inc., 7.25%, 10/15/21, Callable 7/15/21 @ 100	8,080	8,669
Duke Energy Corp., 2.40%, 8/15/22, Callable 7/15/22 @ 100	5,000	5,048
Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100	5,000	5,045
Eversource Energy, 2.75%, 3/15/22, Callable 2/15/22 @ 100	2,600	2,644
Exelon Generation Co. LLC
2.95%, 1/15/20, Callable 12/15/19 @ 100	10,000	10,009
4.00%, 10/1/20, Callable 7/1/20 @ 100	7,975	8,078
Georgia Power Co., 2.00%, 9/8/20	5,000	5,001
Ipalco Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100	8,496	8,544
Mississippi Power Co., 2.75%(LIBOR03M+65bps), 3/27/20, Callable 12/6/19 @ 100 (c)	5,833	5,813
National Fuel Gas Co., 4.90%, 12/1/21, Callable 9/1/21 @ 100	5,000	5,215
National Grid North America, Inc., 2.38%, 9/30/20 (p)	3,400	3,398
NextEra Energy Capital Holdings, Inc., 3.34%, 9/1/20	3,333	3,369
Public Service Electric & Gas Co., 3.25%, 9/1/23, MTN, Callable 8/1/23 @ 100	5,000	5,238
Sempra Energy
2.40%, 3/15/20, Callable 2/15/20 @ 100	10,000	10,004
2.90%, 2/1/23, Callable 1/1/23 @ 100	3,600	3,663
Sierra Pacific Power Co., 3.38%, 8/15/23, Callable 5/15/23 @ 100	4,299	4,472
Southern Co. Gas Capital Corp., 2.45%, 10/1/23, Callable 8/1/23 @ 100	10,000	10,062
Southern Power Co.
2.38%, 6/1/20, Callable 5/1/20 @ 100	10,000	10,009
2.75%, 9/20/23, Callable 7/20/23 @ 100	9,500	9,544
System Energy Resources, Inc., 4.10%, 4/1/23, Callable 1/1/23 @ 100	3,630	3,833
The AES Corp., 4.00%, 3/15/21	1,601	1,630
Virginia Electric & Power Co., 2.75%, 3/15/23, Callable 12/15/22 @ 100	5,000	5,110
WGL Holdings, Inc., 2.25%, 11/1/19	19,073	19,073
		187,209
Total Corporate Bonds (Cost $1,550,512)		1,569,401

Yankee Dollars (12.3%)
Communication Services (0.4%):
Deutsche Telekom International Finance BV, 2.82%, 1/19/22, Callable 12/19/21 @ 100 (b)	5,000	5,071
Pearson Funding Four PLC, 3.75%, 5/8/22 (b)	7,250	7,338
		12,409
Consumer Discretionary (0.2%):
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	2,873	2,895
Jaguar Land Rover Automotive PLC
4.25%, 11/15/19 (b)	2,330	2,328
4.25%, 11/15/19	750	749
		5,972

Security Description	Principal Amount	Value
Consumer Staples (2.3%):
Alimentation Couche-Tard, Inc., 2.70%, 7/26/22, Callable 6/26/22 @ 100 (b)	$5,000	$5,055
Avon International Capital PLC, 6.50%, 8/15/22, Callable 12/6/19 @ 103.94 (b)	5,470	5,669
Grupo Bimbo Sab de CV, 4.50%, 1/25/22 (b)	18,588	19,386
Imperial Brands Finance PLC, 2.95%, 7/21/20 (b)	10,000	10,045
Mondelez International Holdings Netherlands BV, 2.00%, 10/28/21, Callable 9/28/21 @ 100 (b)	11,792	11,786
Reckitt Benckiser Treasury Services PLC, 2.38%, 6/24/22, Callable 5/24/22 @ 100 (b)	15,000	15,103
		67,044
Energy (0.1%):
Aker BP ASA, 6.00%, 7/1/22, Callable 12/6/19 @ 103 (b)	4,000	4,131

Financials (4.0%):
Banco Santander Chile, 2.50%, 12/15/20, Callable 11/15/20 @ 100 (b)	10,000	10,024
BBVA Bancomer SA
6.50%, 3/10/21 (b)	15,000	15,738
6.50%, 3/10/21	3,000	3,147
Lloyds Banking Group PLC, 2.91%(LIBOR03M+81bps), 11/7/23, Callable 11/7/22 @ 100 (c)	10,000	10,139
NA Development Bank, 4.38%, 2/11/20	1,250	1,258
ORIX Corp., 2.90%, 7/18/22	10,000	10,209
Park Aerospace Holdings Ltd.
3.63%, 3/15/21, Callable 2/15/21 @ 100 (b)	2,000	2,025
5.25%, 8/15/22, Callable 7/15/22 @ 100 (b)	13,000	13,832
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	13,000	14,175
Santander UK Group Holdings PLC
3.57%, 1/10/23, Callable 1/10/22 @ 100	5,000	5,104
3.37%(LIBOR03M+108bps), 1/5/24, Callable 1/5/23 @ 100 (c)	5,000	5,102
Silversea Cruise Finance, 7.25%, 2/1/25, Callable 2/1/20 @ 105.44 (b)	22,790	24,247
Standard Chartered PLC, 2.25%, 4/17/20 (b)	5,000	4,999
		119,999
Health Care (0.3%):
Hikma Pharmaceuticals PLC, 4.25%, 4/10/20 (p)	7,669	7,699

Industrials (2.1%):
Air Canada Pass Through Trust
5.00%, 3/15/20 (b)	20,350	20,478
5.38%, 11/15/22 (b)	2,887	2,967
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	5,000	5,263
Avolon Holdings Funding Ltd., 3.95%, 7/1/24, Callable 6/1/24 @ 100 (b)	5,000	5,184
CK Hutchison International Ltd.
2.25%, 9/29/20 (b)	5,000	4,999
1.88%, 10/3/21 (b)	10,000	9,913
2.88%, 4/5/22 (b)	5,000	5,054
Smiths Group PLC, 3.63%, 10/12/22 (b)	7,306	7,465
Westjet Airlines Ltd., 3.50%, 6/16/21, Callable 5/16/21 @ 100 (b)	6,000	6,064
		67,387
Information Technology (0.2%):
Tyco Electronics Group SA, 2.58%(LIBOR03M+45bps), 6/5/20 (c)	5,000	5,007

Materials (0.8%):
Braskem Finance Ltd., 5.75%, 4/15/21 (b)	5,000	5,243
Braskem Netherlands Finance BV, 3.50%, 1/10/23 (b)	5,000	5,089
Fresnillo PLC, 5.50%, 11/13/23 (b)	5,000	5,474
Holcim US Finance Sarl & Cie SCS, 6.00%, 12/30/19 (b)	5,000	5,027

Security Description	Principal Amount	Value
Syngenta Finance NV, 3.70%, 4/24/20 (b)	$5,000	$5,024
		25,857
Real Estate (0.3%):
Scentre Group Trust 1/Scentre Group Trust 2, 2.38%, 4/28/21, Callable 3/29/21 @ 100 (b)	7,995	8,008

Sovereign Bond (0.9%):
Province of Canada
1.75%, 8/26/20 (b)	5,000	4,998
2.45%, 6/29/22	10,000	10,189
2.63%, 2/13/23	5,000	5,149
3.35%, 11/1/23	5,000	5,310
		25,646
Utilities (0.7%):
Comision Federal de Electricidad
4.88%, 5/26/21 (b)	5,000	5,168
4.88%, 5/26/21	10,000	10,335
EDP Finance BV, 5.25%, 1/14/21 (b)	5,000	5,163
		20,666
Total Yankee Dollars (Cost $364,634)		369,825

Municipal Bonds (5.9%)
California (0.2%):
San Jose Redevelopment Agency Successor Agency, Series A-T, 2.63%, 8/1/22	4,750	4,858

Colorado (0.4%):
City of Loveland Electric & Communications Enterprise Revenue, 2.97%, 12/1/24	2,280	2,360
Denver City & County Housing Authority Revenue
2.15%, 12/1/24	3,850	3,822
2.30%, 12/1/25	2,000	1,987
University of Colorado Revenue, Series A, 2.35%, 6/1/25	2,500	2,538
		10,707
Connecticut (0.3%):
Connecticut State Health & Educational Facilities Authority Revenue, 3.32%, 7/1/20	3,185	3,185
State of Connecticut, GO
Series A, 3.75%, 9/15/20	3,700	3,751
Series A, 3.67%, 8/15/22	3,900	4,066
		11,002
Florida (0.1%):
Florida Municipal Power Agency Revenue
Series B, 2.20%, 10/1/20	1,375	1,378
Series B, 2.38%, 10/1/21	2,500	2,522
		3,900
Illinois (0.1%):
City of Chicago Wastewater Transmission Revenue, 4.31%, 1/1/21	2,520	2,569
Village of Channahon, 4.00%, 1/1/20	760	762
		3,331
Indiana (0.2%):
Indiana Finance Authority Revenue
2.66%, 3/1/25(g)	1,675	1,686
2.76%, 3/1/26(g)	1,850	1,864
		3,550

Security Description	Principal Amount	Value
Kentucky (0.0%(i)):
Kentucky State Property & Building Commission Revenue
Series C, 2.56%, 5/1/21	$1,060	$1,067
Series C, 2.76%, 5/1/22	250	254
		1,321
Maryland (0.3%):
Maryland Economic Development Corp. Revenue
Series B, 2.80%, 6/1/20	3,625	3,620
Series B, 3.05%, 6/1/21	3,670	3,673
Series B, 3.30%, 6/1/22	3,795	3,826
		11,119
Massachusetts (0.2%):
Massachusetts Development Finance Agency Revenue, Series B, 4.00%, 6/1/24	750	770
Massachusetts Water Resources Authority Revenue, Series F, 2.08%, (g) 8/1/25	5,000	5,014
		5,784
Michigan (0.5%):
Clintondale Community Schools, GO
2.61%, 5/1/21	5,395	5,449
2.84%, 5/1/22	4,000	4,088
Ecorse Public School District, GO
2.00%, 5/1/24	1,250	1,247
2.09%, 5/1/25	2,200	2,187
Mount Clemens Community School District, GO, Series B, 2.46%, 5/1/20	3,635	3,646
		16,617
Minnesota (0.0%(i)):
Western Minnesota Municipal Power Agency Revenue
Series A, 2.28%, 1/1/25	1,000	1,005
Series A, 2.38%, 1/1/26	1,000	1,005
		2,010
Nebraska (0.0%(i)):
Papio-Missouri River Natural Resource District, 2.09%, 12/15/24, Continuously Callable @100	1,070	1,075

New Jersey (0.7%):
Economic Development Authority Revenue, Series B, 3.50%, 6/15/20	850	855
Educational Facilities Authority Revenue, 2.47%, 9/1/21	7,450	7,498
New Jersey Economic Development Authority Revenue
3.70%, 6/15/21	550	561
Series B, 3.52%, 7/1/20	625	628
Series B, 3.65%, 7/1/21	495	503
Series YY, 4.45%, 6/15/20	12,500	12,671
New Jersey Educational Facilities Authority Revenue, 2.25%, 9/1/20	2,615	2,617
		25,333
New York (0.5%):
Dormitory Authority Revenue, Series B, 3.18%, 3/15/22	2,000	2,051
New York State Dormitory Authority Revenue
2.24%, 7/1/20	1,270	1,271
2.44%, 7/1/21	1,550	1,559
Series A, 2.57%, 7/1/20	5,125	5,100
New York State Thruway Authority Revenue, Series M, 2.26%, 1/1/25	1,000	1,002
Town of Oyster Bay, GO, 3.80%, 2/1/20	1,830	1,835
		12,818
Ohio (0.2%):
City of Cleveland Airport System Revenue
2.49%, 1/1/25	2,000	2,017
2.59%, 1/1/26	2,000	2,019
		4,036
Pennsylvania (0.5%):
Luzerne County Industrial Development Authority Revenue(INS-Assured Guaranty Municipal Corp.), Series A, 3.85%, 12/15/19	405	406

Security Description	Principal Amount	Value
Pennsylvania Industrial Development Authority Revenue, 2.97%, 7/1/21 (b)	$3,265	$3,290
Scranton School District, GO
Series A, 3.15%, 6/15/34, Callable 6/15/24 @ 100, (Put Date 6/15/24)(b)(n)	2,805	2,832
Series B, 3.15%, 6/15/34, Callable 6/15/24 @ 100, (Put Date 6/15/24)(b)(n)	1,415	1,430
Scranton School District, GO(INS-Build America Mutual Assurance Co.)
2.50%, 4/1/23(g)	1,815	1,818
2.60%, 4/1/24(g)	1,730	1,734
2.72%, 4/1/25(g)	900	904
2.82%, 4/1/26(g)	1,000	1,005
State Public School Building Authority Revenue, 2.75%, 4/1/25 (g)	1,500	1,504
		14,923
Rhode Island (0.1%):
Commerce Corp. Revenue, 2.86%, 5/1/24	2,065	2,136

Tennessee (0.1%):
The Metropolitan Nashville Airport Authority Revenue(LOC-Regions Bank), 1.97%, 4/1/30, Callable 11/8/19 @ 100 (o)	2,835	2,835

Texas (0.8%):
City of Houston, GO
2.62%, 3/1/21	1,690	1,706
2.77%, 3/1/22	1,240	1,265
2.98%, 3/1/23	1,900	1,964
City of Lubbock Water & Wastewater System Revenue, 2.06%, 2/15/25	5,000	4,974
Texas A&M University Revenue
Series A, 2.89%, 5/15/22	5,000	5,128
Series A, 2.95%, 5/15/23	1,585	1,642
Series B, 2.12%, 5/15/24	3,845	3,868
		20,547
Virginia (0.3%):
Economic Development Authority, GO, Series B, 2.03%, 10/1/24	3,950	3,962
Virginia Resources Authority Revenue, 2.26%, 11/1/25 (g)	1,818	1,831
Virginia Small Business Financing Authority Revenue, 4.20%, 7/1/50, Callable 12/6/19 @ 100, (Put Date 12/31/19)(b)(n)	3,000	3,003
		8,796
Wisconsin (0.4%):
Public Finance Authority Revenue(LOC-Citizens Financial Group)
2.75%, 6/1/20, Continuously Callable @100	5,400	5,400
3.75%, 2/1/22, Continuously Callable @100	6,500	6,515
		11,915
Total Municipal Bonds (Cost $177,075)		178,613

U.S. Government Agency Mortgages (0.9%)
Federal Home Loan Mortgage Corp.
5.00%, 5/1/20 - 9/1/20	45	45
Series K018, Class A1, 1.78%, 10/25/20	237	236
5.50%, 4/1/21	73	74
Series K023, Class X1, 1.24%, 8/25/22 (d) (l)	66,326	1,861
4.66%(LIBOR12M+163bps), 4/1/35(c)	448	464
		2,680
Federal National Mortgage Association
5.50%, 12/1/20 - 6/1/24	675	703
5.00%, 12/1/21 - 2/1/24	266	275
Series 2012-M8, Class X2, 0.64%, 5/25/22 (d) (l)	56,778	693
Series 2013-M1, Class X2, 0.54%, 8/25/22 (d) (l)	49,769	553
6.00%, 10/1/22 - 7/1/23	606	632
4.50%, 5/1/23 - 2/1/24	116	119

Security Description	Shares or Principal Amount	Value
2.50%, 4/1/27 - 8/1/27	$18,289	$18,564
Series 2012-104, Class HC, 1.25%, 9/25/27	2,691	2,633
		24,172
Total U.S. Government Agency Mortgages (Cost $25,944)		26,852

U.S. Treasury Obligations (5.5%)
U.S. Treasury Notes
1.38%, 2/29/20	14,000	13,989
1.38%, 3/31/20	43,000	42,959
1.38%, 9/30/20 (a)	34,550	34,477
1.63%, 11/30/20	25,000	25,007
1.38%, 1/31/21	5,000	4,988
1.13%, 2/28/21	5,000	4,970
1.88%, 11/30/21	12,763	12,853
1.88%, 8/31/22	5,000	5,050
1.38%, 6/30/23	16,500	16,412
1.75%, 6/30/24	5,000	5,050
Total U.S. Treasury Obligations (Cost $165,317)		165,755

Commercial Papers (1.6%)
AutoZone, Inc., 2.05%, 11/6/19 (j)	5,000	4,998
Experian Finance PLC, 1.88%, 11/21/19 (j)	7,800	7,791
Fortive Corp., 2.07%, 11/13/19 (j)	12,000	11,991
HCP, Inc., 2.14%, 11/19/19 (j)	8,000	7,991
Jabil, Inc., 2.54%, 11/27/19 (j)	4,000	3,992
Mylan, Inc., 2.62%, 11/7/19 (j)	12,250	12,245
Total Commercial Papers (Cost $49,013)		49,008
Total Investments (Cost $2,995,095) — 101.0%		3,034,646
Liabilities in excess of other assets — (1.0)%		(28,764)
NET ASSETS - 100.00%		$3,005,882

(a)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of October 31, 2019, the fair value of these securities was $1,060,693 (thousands) and amounted to 35.3% of net assets.

(c)	Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2019.
(d)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2019.

(e)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f)	Security was fair valued using significant unobservable inputs at October 31, 2019.
(g)	Security purchased on a when-issued basis.
(h)	Defaulted security.
(i)	Amount represents less than 0.05% of net assets.
(j)	Rate represents the effective yield at October 31, 2019.
(k)	Security deemed illiquid by the Adviser based upon procedures approved by the Board of Trustees.
(l)	Security is interest only.
(m)

The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(n)	Put bond

(o)

Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(p)	Restricted security that is not registered under the Securities Act of 1933.

bps—Basis points

GO—General Obligation

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of October 31, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of October 31, 2019, based on the last reset date of the security

LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of October 31, 2019, based on the last reset date of the security

LLC—Limited Liability Company

LOC—Line Letter of Credit

LP—Limited Partnership

MBIA—Municipal Bond Insurance Association

MTN—Medium Term Note

PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS

Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note Future	250	12/31/19	$29,884,175	$29,800,781	$(83,394)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(83,394)
	Total net unrealized appreciation(depreciation)				$(83,394)

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Small Cap Stock Fund	October 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)
Communication Services (2.2%):
ANGI Homeservices, Inc., Class A(a)(b)	18,776	$129
Cogent Communications Holdings, Inc.	31,454	1,844
Gray Television, Inc.(a)	269,044	4,415
Liberty Broadband Corp., Class A(a)	19,194	2,265
Liberty TripAdvisor Holdings, Inc.(a)	125,405	1,210
Live Nation Entertainment, Inc.(a)	3,442	243
Match Group, Inc.(b)	9,398	686
MSG Networks, Inc., Class A(a)(b)	108,038	1,751
Sinclair Broadcast Group, Inc., Class A	109,000	4,343
TechTarget, Inc.(a)	91,400	2,230
TEGNA, Inc.	326,710	4,911
The E.W. Scripps Co., Class A	53,400	717
Vonage Holdings Corp.(a)	820,202	8,014
World Wrestling Entertainment, Inc., Class A	25,600	1,434
Yelp, Inc.(a)	52,300	1,805
		35,997
Consumer Discretionary (8.2%):
American Axle & Manufacturing Holdings, Inc.(a)	233,500	1,952
American Eagle Outfitters, Inc.	344,982	5,306
At Home Group, Inc.(a)(b)	78,086	665
Bed Bath & Beyond, Inc.(b)	289,000	3,959
Big Lots, Inc.	71,900	1,558
Bright Horizons Family Solutions, Inc.(a)	15,000	2,228
Burlington Stores, Inc.(a)	8,374	1,609
Cavco Industries, Inc.(a)(b)	7,509	1,439
Chegg, Inc.(a)	167,504	5,136
Chewy, Inc.(a)(b)	32,540	803
Clarus Corp.	104,231	1,329
Cooper Tire & Rubber Co.	98,360	2,778
Cracker Barrel Old Country Store, Inc.(b)	11,400	1,773
Dana, Inc.	271,600	4,408
Deckers Outdoor Corp.(a)	18,200	2,783
Dillard’s, Inc., Class A(b)	29,600	2,042
Etsy, Inc.(a)	94,582	4,208
Five Below, Inc.(a)	9,636	1,206
Gentherm, Inc.(a)	111,672	4,665
G-III Apparel Group Ltd.(a)	32,900	826
Grand Canyon Education, Inc.(a)	3,391	312
Green Brick Partners, Inc.(a)	74,300	748
Group 1 Automotive, Inc.	80,100	7,965
Helen of Troy Ltd.(a)	22,683	3,397
Jack in the Box, Inc.	36,099	3,033
K12, Inc.(a)	22,500	445
KB Home	195,292	6,970
Kontoor Brands, Inc.	64,107	2,436
Laureate Education, Inc.(a)	30,300	468
Levi Strauss & Co., Class A	209,800	3,738
Lithia Motors, Inc.	14,400	2,268
Luckin Coffee, Inc., ADR(a)(b)	166,800	3,266
M/I Homes, Inc.(a)	60,400	2,668
MDC Holdings, Inc.	8,700	337
Modine Manufacturing Co.(a)	213,306	2,438
Motorcar Parts of America, Inc.(a)	87,317	1,664
Office Depot, Inc.	1,136,662	2,342
Onespaworld Holdings Ltd.(a)	90,159	1,402
Planet Fitness, Inc., Class A(a)	21,216	1,351
RH Corp.(a)(b)	14,100	2,562
RumbleON, Inc., Class B(a)	97,600	272
Sally Beauty Holdings, Inc.(a)	142,100	2,203

Security Description	Shares	Value
Signet Jewelers Ltd.(b)	127,900	$2,052
Skechers USA, Inc., Class A(a)	35,000	1,308
Skyline Champion Corp.(a)	107,531	3,036
Steven Madden Ltd.	76,100	3,134
Stoneridge, Inc.(a)	24,361	752
Strategic Education, Inc.	3,277	403
Taylor Morrison Home Corp., Class A(a)	271,210	6,794
Texas Roadhouse, Inc.	42,000	2,373
The Cato Corp., Class A	47,712	834
The Cheesecake Factory, Inc.	40,400	1,688
TRI Pointe Group, Inc.(a)	160,046	2,519
ZAGG, Inc.(a)	24,628	182
		128,033
Consumer Staples (1.9%):
B&G Foods, Inc.(b)	77,900	1,211
C&C Group PLC	448,780	2,210
Cal-Maine Foods, Inc.	34,000	1,356
Central Garden & Pet Co., Class A(a)	25,200	713
Cranswick PLC	63,025	2,534
Edgewell Personal Care Co.(a)	100,300	3,511
Grocery Outlet Holding Corp.(a)	71,600	2,284
Hostess Brands, Inc.(a)	124,712	1,594
Medifast, Inc.(b)	11,000	1,220
Performance Food Group Co.(a)	82,064	3,497
Sanderson Farms, Inc.	8,900	1,378
Spectrum Brands Holdings, Inc.	44,300	2,224
The Boston Beer Co., Inc., Class A(a)	5,500	2,060
The Simply Good Foods Co.(a)	78,800	1,934
Universal Corp.	28,315	1,552
		29,278
Energy (3.4%):
Arch Coal, Inc., Class A	41,310	3,259
Archrock, Inc.	62,700	604
Bonanza Creek Energy, Inc.(a)	49,200	877
Cactus, Inc.(a)	68,400	2,033
CONSOL Energy, Inc.(a)	32,386	428
CVR Energy, Inc.	35,200	1,669
Delek US Holdings, Inc.	159,300	6,365
DHT Holdings, Inc.	118,600	917
Dorian LPG Ltd.(a)	134,965	1,680
Dril-Quip, Inc.(a)	61,200	2,510
Era Group, Inc.(a)	298,217	2,884
Kosmos Energy Ltd.	275,400	1,707
Magnolia Oil & Gas Corp.(a)(b)	269,300	2,645
Montage Resources Corp.(a)(b)	83,900	379
Nordic American Tankers Ltd.	182,200	652
Parsley Energy, Inc., Class A	84,300	1,333
Peabody Energy Corp.	177,987	1,874
Propetro Holding Corp.(a)	344,929	2,673
Renewable Energy Group, Inc.(a)(b)	131,100	2,142
REX American Resources Corp.(a)	17,559	1,421
Ring Energy, Inc.(a)(b)	1,509,081	2,505
Scorpio Tankers, Inc.	120,369	3,829
SEACOR Holdings, Inc.(a)	109,240	4,688
SEACOR Marine Holdings, Inc.(a)	180,491	2,348
Talos Energy, Inc.(a)	42,357	912
Transocean Ltd.(a)(b)	99,400	472
World Fuel Services Corp.	38,100	1,591
		54,397

Security Description	Shares	Value
Financials (19.3%):
1st Source Corp.	163,442	$8,364
Amerant Bancorp, Inc.(a)(b)	70,883	1,393
American Equity Investment Life Holding Co.	204,600	5,049
AMERISAFE, Inc.	25,247	1,604
Ashford, Inc.(a)	1,048	25
Atlantic Union Bankshares Corp.	64,030	2,360
Banc of California, Inc.	159,254	2,193
Banco Latinoamericano Comercio Exterior SA, Class E	19,001	392
Bank OZK, Class A	127,300	3,572
BGC Partners, Inc., Class A	457,529	2,379
Boston Private Financial Holdings, Inc.	123,562	1,390
Brightsphere Investment Group	218,138	2,142
Cathay General Bancorp	224,100	7,971
Centerstate Banks, Inc.	71,300	1,808
Central Pacific Financial Corp.	67,075	1,940
CNO Financial Group, Inc.	250,600	3,922
Community Bank System, Inc.	70,670	4,790
Connectone Bancorp, Inc., Class A	92,442	2,244
Customers Bancorp, Inc., Class A(a)	146,744	3,460
Dime Community Bancshares, Inc.	38,500	743
eHealth, Inc.(a)	36,135	2,495
Encore Capital Group, Inc.(a)	68,403	2,270
Enova International, Inc.(a)	167,821	3,942
Enterprise Financial Services Corp.	45,200	1,980
Essent Group Ltd.	129,700	6,756
FBL Financial Group, Inc., Class A	3,164	182
Federal Agricultural Mortgage Corp.	20,275	1,717
FGL Holdings	429,900	3,882
Financial Institutions, Inc.	13,500	424
First Bancorp, Inc.	303,300	3,191
First Busey Corp.	200,351	5,283
First Financial Corp., Class A	22,984	1,008
First Merchants Corp.	62,900	2,488
First Midwest Bancorp, Inc.	168,154	3,454
Flagstar Bancorp, Inc., Class A	54,800	1,991
Flushing Financial Corp.	317,004	6,860
Fulton Financial Corp.	440,308	7,512
Great Ajax Corp.	89,200	1,397
Great Western Bancorp, Inc.	184,300	6,427
Hallmark Financial Services, Inc.(a)	83,500	1,488
Hancock Whitney Corp., Class B	124,900	4,871
Hanmi Financial Corp.	67,519	1,300
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	23,100	690
HBT Financial, Inc.(a)(b)	120,034	1,924
Hope Bancorp, Inc.	208,018	2,968
International Bancshares Corp.	250,169	10,246
Invesco Mortgage Capital, Inc.	79,500	1,251
James River Group Holdings Ltd.	36,844	1,319
Kemper Corp.	26,173	1,881
Kinsale Capital Group, Inc.	41,218	4,358
Lakeland Financial Corp.	54,000	2,514
Luther Burbank Corp.	64,500	746
Meridian Bancorp, Inc.	77,370	1,513
Metropolitan Bank Holding Corp.(a)	7,200	309
MGIC Investment Corp.	634,500	8,699
Mid Penn BanCorp, Inc.	17,000	434
Morningstar, Inc.	21,514	3,482
National General Holdings Corp.	86,591	1,846
Navient Corp.	88,300	1,216
NBT Bancorp, Inc.	42,760	1,700
Northwest Bancshares, Inc.	245,965	4,149

Security Description	Shares	Value
OFG Bancorp	134,700	$2,736
Onemain Holdings, Inc.	51,900	2,076
Oppenheimer Holdings, Inc.	39,223	1,067
Park National Corp.	20,584	2,084
Pennymac Financial Services(a)	72,400	2,254
Pennymac Mortgage Investment Trust	47,900	1,096
Piper Jaffray Co.	40,628	3,191
Popular, Inc.	17,100	931
Preferred Bank	46,871	2,499
Primerica, Inc.	48,000	6,056
ProAssurance Corp.	74,800	2,934
Provident Financial Services, Inc.	117,440	2,930
Radian Group, Inc.	503,300	12,633
RBB Bancorp	15,640	315
Ready Capital Corp.	24,000	380
Renasant Corp.	35,100	1,218
S&T Bancorp, Inc.	50,719	1,910
ServisFirst Bancshares, Inc.	43,579	1,525
Simmons First National Corp., Class A	45,300	1,084
SLM Corp.	305,600	2,579
Solar Capital Ltd.	233,369	4,828
Southside Bancshares, Inc.	45,942	1,583
Stifel Financial Corp.	129,600	7,256
Stock Yards Bancorp, Inc.	8,718	348
Synovus Financial Corp.	114,664	3,884
TCF Financial Corp.	29,503	1,168
Texas Capital Bancshares, Inc.(a)	50,117	2,709
The Bancorp, Inc.(a)	34,600	377
The Bank of NT Butterfield & Son Ltd.	185,769	6,120
The First of Long Island Corp.	14,500	340
Tompkins Financial Corp.(b)	24,070	2,106
Tradeweb Markets, Inc., Class A	53,200	2,221
TrustCo Bank Corp.	184,318	1,593
Trustmark Corp.	91,898	3,154
UMB Financial Corp.	53,589	3,497
United Community Banks, Inc.	51,800	1,565
Universal Insurance Holdings, Inc.	53,200	1,442
Valley National Bancorp	150,000	1,737
Virtus Investment Partners, Inc.	18,600	2,018
Waddell & Reed Financial, Inc., Class A(b)	331,784	5,494
Walker & Dunlop, Inc.	84,661	5,333
Washington Federal, Inc.	132,600	4,835
Washington Trust Bancorp, Inc.	5,582	285
Western Asset Mortgage Capital Corp.	54,200	544
White Mountains Insurance Group Ltd.	1,290	1,382
World Acceptance Corp.(a)	20,100	2,087
		299,308
Health Care (12.0%):
10x Genomics, Inc., Class A(a)	578	34
ABIOMED, Inc.(a)	14,223	2,952
Acceleron Pharma, Inc.(a)	50,559	2,269
Adaptive Biotechnologies Corp.(a)	24,400	636
Aerie Pharmaceuticals, Inc.(a)(b)	188,701	4,187
Allscripts Healthcare Solutions, Inc.(a)	260,765	2,853
Amedisys, Inc.(a)	32,000	4,113
AMN Healthcare Services, Inc.(a)	24,703	1,452
Aprea Therapeutics, Inc.(a)	20,659	499
Argenx SE, ADR(a)	43,591	5,338
ArQule, Inc.(a)	213,900	2,163
Arrowhead Pharmaceuticals, Inc.(a)	81,800	3,276
Athenex, Inc.(a)	42,800	473

Security Description	Shares	Value
Aurinia Pharmaceuticals, Inc.(a)	265,394	$1,290
Axogen, Inc.(a)	52,300	650
Biodelivery Sciences International, Inc.(a)	133,000	769
Bluebird Bio, Inc.(a)	7,600	616
Cara Therapeutics, Inc.(a)(b)	50,400	1,046
Cardiovascular Systems, Inc.(a)	51,135	2,277
Castle Biosciences, Inc.(a)	49,137	1,157
Cellectis SA, ADR(a)	14,815	176
Collegium Pharmaceutical, Inc.(a)	37,600	451
CONMED Corp.	33,698	3,707
CRISPR Therapeutics AG, ADR(a)(b)	9,500	479
Cryoport, Inc.(a)(b)	88,200	1,237
Cymabay Therapeutics, Inc.(a)	75,700	340
CytomX Therapeutics, Inc., Class A(a)	27,923	171
Cytosorbents Corp.(a)(b)	322,901	1,534
Deciphera Pharmaceuticals, Inc.(a)	31,300	1,388
Dexcom, Inc.(a)	31,426	4,848
Enanta Pharmaceuticals, Inc.(a)	32,646	1,987
Encompass Health Corp.	25,700	1,645
Esperion Therapeutics, Inc.(a)	64,400	2,561
Evolent Health, Inc.(a)	64,442	491
Exact Sciences Corp.(a)	90,850	7,904
Fennec Pharmaceuticals, Inc.(a)(b)	191,126	1,000
Genfit, ADR(a)(b)	30,258	431
Genomic Health, Inc.(a)	24,402	1,627
Globus Medical, Inc.(a)	49,228	2,578
Guardant Health, Inc.(a)	19,100	1,327
HealthEquity, Inc.(a)	69,174	3,928
HMS Holdings Corp.(a)	39,200	1,281
Immunomedics, Inc.(a)	237,279	3,796
Insmed, Inc.(a)	136,776	2,543
Inspire Medical System, Inc.(a)	38,400	2,342
Insulet Corp.(a)	33,697	4,898
Intercept Pharmaceuticals, Inc.(a)	10,517	765
Invacare Corp.	114,809	886
Ionis Pharmaceuticals, Inc.(a)	2,564	143
Iovance Biotherapeutics, Inc.(a)	57,600	1,217
Jounce Therapeutics, Inc.(a)	22,512	81
Lannett Co., Inc.(a)(b)	54,500	648
Lexicon Pharmaceuticals(a)(b)	48,700	181
Ligand Pharmaceuticals, Inc.(a)(b)	36,762	4,000
LivaNova PLC(a)	43,100	3,049
MacroGenics, Inc.(a)	39,068	332
Merit Medical Systems, Inc.(a)	139,739	2,886
Natera, Inc.(a)	55,086	2,122
Natus Medical, Inc.(a)	34,365	1,157
NeoGenomics, Inc.(a)	180,188	4,131
NGM Biopharmaceuticals, Inc.(a)(b)	35,319	458
Novocure Ltd.(a)	62,417	4,472
Nupathe, Inc.(a)(e)	133,709	—	(c)
Orchard Therapeutics PLC, ADR(a)	129,643	1,563
Orthopediatrics Corp.(a)	74,441	2,879
Oxford Immunotec Global PLC(a)	124,967	1,938
Oyster Point Pharma, Inc.(a)	9,604	180
Pacira Pharmaceuticals, Inc.(a)	65,000	2,632
Portola Pharmaceuticals, Inc.(a)	59,000	1,706
Principia Biopharma, Inc.(a)	24,637	870
Quanterix Corp.(a)	77,600	1,618
RadNet, Inc.(a)	75,915	1,186
Reata Pharmaceuticals, Inc., Class A(a)	22,500	4,637
Repligen Corp.(a)	105,786	8,408
Sientra, Inc.(a)	344,336	2,214

Security Description	Shares	Value
Silk Road Medical, Inc.(a)	52,548	$1,740
Stemline Therapeutics, Inc.(a)	59,387	594
Syneos Health, Inc.(a)	20,100	1,008
Teladoc Health, Inc.(a)(b)	55,406	4,244
TG Therapeutics, Inc.(a)(b)	54,500	372
The Ensign Group, Inc.	74,562	3,150
The Medicines Co.(a)	148,666	7,803
The Pennant Group, Inc.(a)	37,281	671
Triple-S Management Corp.(a)	58,102	879
UroGen Pharma Ltd.(a)(b)	28,800	652
Veeva Systems, Inc., Class A(a)	3,111	441
Veracyte, Inc.(a)	211,467	4,849
Vericel Corp.(a)	228,507	3,626
Viking Therapeutics, Inc.(a)(b)	141,900	918
West Pharmaceutical Services, Inc.	25,929	3,731
Xencor, Inc.(a)	22,400	766
Xenon Pharmaceuticals, Inc.(a)	87,319	746
Zai Lab Ltd., ADR(a)	26,300	889
		186,158
Industrials (16.7%):
ACCO Brands Corp.	732,794	6,706
AECOM(a)	45,800	1,832
Aerojet Rocketdyne Holdings, Inc.(a)	55,700	2,408
Albany International Corp.	34,675	2,912
American Woodmark Corp.(a)	32,060	3,179
Apogee Enterprises, Inc.	59,407	2,230
ASGN, Inc.(a)	50,148	3,189
Astronics Corp.(a)	45,046	1,304
Atkore International Group, Inc.(a)	82,553	2,865
Axon Enterprise, Inc.(a)	64,784	3,311
Beacon Roofing Supply, Inc.(a)	97,617	3,030
Brady Corp., Class A	32,932	1,855
Brightview Holdings, Inc.(a)	43,824	780
Builders FirstSource, Inc.(a)	195,125	4,412
BWX Technologies, Inc.	33,900	1,970
CAI International, Inc.(a)	7,565	180
Casella Waste Systems, Inc.(a)	152,651	6,655
CBIZ, Inc.(a)	25,990	711
Chart Industries, Inc.(a)	92,451	5,420
CIRCOR International, Inc.(a)	16,400	628
Columbus McKinnon Corp.	90,201	3,384
Comfort Systems USA, Inc.	45,966	2,317
Commercial Vehicle Group, Inc.(a)	55,500	405
Construction Partners, Inc.(a)	143,985	2,465
Continental Building Products, Inc.(a)	95,903	2,868
CoStar Group, Inc.(a)	6,961	3,825
Deluxe Corp.	118,300	6,131
DMC Global, Inc.	132,026	5,908
Douglas Dynamics, Inc.	65,351	3,060
Dycom Industries, Inc.(a)	32,900	1,500
EMCOR Group, Inc.	36,683	3,217
Enphase Energy, Inc.(a)(b)	426,191	8,281
EnPro Industries, Inc.	42,753	2,973
ESCO Technologies, Inc.	65,265	5,514
Forrester Research, Inc.	136,174	4,695
Forward Air Corp.	62,260	4,307
Franklin Electric Co., Inc.	20,929	1,127
FTI Consulting, Inc.(a)	32,190	3,505
GATX Corp.	28,438	2,262
GMS, Inc.(a)	121,300	3,634
Great Lakes Dredge & Dock Corp.(a)	115,900	1,246

Security Description	Shares	Value
Griffon Corp.	19,500	$416
Hawaiian Holdings, Inc.	87,400	2,501
Headhunter Group PLC, ADR	38,174	667
Heartland Express, Inc.	75,100	1,570
Hillenbrand, Inc.	30,900	951
Hudson Technologies, Inc.(a)(b)	181,520	114
Huron Consulting Group, Inc.(a)	71,602	4,735
ICF International, Inc.(b)	23,619	2,024
John Bean Technologies Corp.	23,737	2,439
Kelly Services, Inc., Class A	150,500	3,614
Kornit Digital Ltd.(a)(b)	185,901	6,319
Kratos Defense & Security Solutions, Inc.(a)	122,592	2,315
Luxfer Holdings PLC	393,291	6,630
Marten Transport Ltd.	69,977	1,516
Masonite International Corp.(a)	72,600	4,458
Matthews International Corp., Class A	58,355	2,158
Meritor, Inc.(a)	100,400	2,212
Mesa Air Group, Inc.(a)	70,300	536
Milacron Holdings Corp.(a)	95,808	1,602
Mistras Group, Inc.(a)	117,260	1,818
Mobile Mini, Inc.	66,900	2,517
MSA Safety, Inc.	17,308	2,078
Mueller Industries, Inc.	182,073	5,602
Owens Corning, Inc.	38,000	2,329
Parsons Corp.(a)	89,500	3,186
PGT Innovations, Inc.(a)	125,107	2,209
Primoris Services Corp.	160,854	3,288
Proto Labs, Inc.(a)	17,683	1,715
RBC Bearings, Inc.(a)	36,519	5,859
Rush Enterprises, Inc., Class A	158,299	6,917
Saia, Inc.(a)	13,110	1,169
Simpson Manufacturing Co., Inc.	30,300	2,504
SkyWest, Inc.	19,200	1,143
SP Plus Corp.(a)	141,039	6,230
SPX Flow, Inc.(a)	5,780	262
Steelcase, Inc., Class A	108,656	1,898
Tetra Tech, Inc.	36,300	3,175
The Greenbrier Cos., Inc.	61,900	1,813
The Timken Co.	31,800	1,558
Thermon Group Holdings, Inc.(a)	215,404	5,133
Titan Machinery, Inc.(a)	184,178	3,057
TriMas Corp.(a)	151,822	4,907
TrueBlue, Inc.(a)	80,090	1,834
Tutor Perini Corp.(a)	78,124	1,209
Tyman PLC	732,648	2,014
Universal Forest Products, Inc.	41,000	2,065
Valmont Industries, Inc.	17,230	2,364
VSE Corp.	24,215	930
Wabash National Corp.	83,915	1,197
Watts Water Technologies, Inc., Class A	11,008	1,026
		257,984
Information Technology (18.7%):
2u, Inc.(a)(b)	40,886	733
Adesto Technologies Corp.(a)(b)	406,623	3,725
Advanced Energy Industries, Inc.(a)	42,100	2,488
Akamai Technologies, Inc.(a)	15,708	1,359
Akoustis Technologies, Inc.(a)(b)	57,950	473
Alteryx, Inc., Class A(a)	21,400	1,958
Amkor Technology, Inc.(a)	147,956	1,839
Anixter International, Inc.(a)	41,347	3,421
Badger Meter, Inc.	19,947	1,153

Security Description	Shares	Value
Belden, Inc.	113,223	$5,806
Benchmark Electronics, Inc.	54,171	1,836
Blackbaud, Inc.	34,409	2,889
Brooks Automation, Inc.	152,301	6,468
CACI International, Inc., Class A(a)	21,700	4,855
Carbonite, Inc.(a)	40,289	692
Cardtronics PLC, Class A(a)	71,100	2,436
CEVA, Inc.(a)	46,440	1,264
Ciena Corp.(a)	21,650	804
Cirrus Logic, Inc.(a)	95,553	6,493
Cloudera, Inc.(a)(b)	456,738	3,873
Cloudflare, Inc., Class A(a)	152,139	2,562
Coherent, Inc.(a)	9,080	1,352
Cornerstone OnDemand, Inc.(a)	82,360	4,823
Coupa Software, Inc.(a)	6,287	864
CSG Systems International, Inc.	36,786	2,120
CTS Corp.	166,819	4,451
CyberArk Software Ltd.(a)	21,200	2,153
Datadog, Inc., Class A(a)(b)	39,959	1,342
Digital Turbine, Inc.(a)	633,699	4,430
Diodes, Inc.(a)	51,700	2,412
DocuSign, Inc., Class A(a)	36,947	2,446
Dropbox, Inc.(a)	221,611	4,392
Ebix, Inc.(b)	33,100	1,411
Elastic NV(a)	23,300	1,678
EPAM Systems, Inc.(a)	24,600	4,329
Euronet Worldwide, Inc.(a)	37,780	5,292
EVERTEC, Inc.	52,547	1,608
Globant SA(a)	38,252	3,567
GoDaddy, Inc., Class A(a)	27,200	1,769
GTT Communications, Inc.(a)(b)	63,197	476
II-VI, Inc.(a)	24,721	820
Inphi Corp.(a)	37,700	2,710
Insight Enterprises, Inc.(a)	67,500	4,143
InterDigital, Inc.	61,659	3,307
J2 Global, Inc.	32,600	3,096
Jabil, Inc.	33,100	1,219
Lattice Semiconductor Corp.(a)	74,800	1,465
Limelight Networks, Inc.(a)	1,328,750	5,607
LivePerson, Inc.(a)(b)	94,325	3,872
Lumentum Holdings, Inc.(a)	22,100	1,385
Marvell Technology Group Ltd.	38,500	939
MAXIMUS, Inc.	35,478	2,723
Methode Electronics, Inc.	36,500	1,256
Mimecast Ltd.(a)	85,772	3,406
Mix Telematics Ltd., ADR	42,484	535
Monolithic Power Systems, Inc.	11,166	1,674
Napco Security Technologies, Inc(a)	89,392	2,714
NetScout Systems, Inc.(a)	67,852	1,643
New Relic, Inc.(a)	40,899	2,620
Nutanix, Inc., Class A(a)	95,029	2,777
Okta, Inc.(a)	23,800	2,596
ON Semiconductor Corp.(a)	157,300	3,209
Onto Innovation, Inc.(a)	92,044	2,964
OSI Systems, Inc.(a)	35,743	3,547
Paycom Software, Inc.(a)	12,264	2,594
Paylocity Holding Corp.(a)	30,000	3,078
PC Connection, Inc.	20,400	996
Perficient, Inc.(a)	114,800	4,500
Perspecta, Inc.	309,284	8,209
Ping Identity Holding Corp.(a)	201,594	3,369
Plexus Corp.(a)	26,552	1,963

Security Description	Shares	Value
Pluralsight, Inc.(a)(b)	145,489	$2,630
Power Integrations, Inc.	15,870	1,446
Progress Software Corp.	49,093	1,958
Proofpoint, Inc.(a)	32,796	3,784
PROS Holdings, Inc.(a)	49,080	2,515
PTC, Inc.(a)	26,486	1,772
Pure Storage, Inc.(a)	218,018	4,243
QAD, Inc.	46,696	2,170
Qualys, Inc.(a)	30,000	2,560
Radware Ltd.(a)	122,750	2,769
Rambus, Inc.(a)	133,050	1,842
Rapid7, Inc.(a)	58,790	2,945
RealPage, Inc.(a)	19,698	1,193
Sanmina Corp.(a)	118,700	3,648
ScanSource, Inc.(a)	12,162	393
Semtech Corp.(a)	47,000	2,372
SharpSpring, Inc.(a)(b)	46,776	477
ShotSpotter, Inc.(a)(b)	17,450	352
Silicon Laboratories, Inc.(a)	16,084	1,709
Smartsheet, Inc., Class A(a)	79,300	3,124
SPS Commerce, Inc.(a)	40,683	2,147
Sykes Enterprises, Inc.(a)	63,000	1,946
SYNNEX Corp.	58,100	6,841
Tech Data Corp.(a)	56,965	6,921
Teradyne, Inc.	35,000	2,143
The Hackett Group, Inc.	68,621	1,160
The Rubicon Project, Inc.(a)	717,826	6,101
The Trade Desk, Inc., Class A(a)	536	108
TransAct Technologies, Inc.	28,353	350
Twilio, Inc., Class A(a)	30,470	2,942
Upland Software, Inc.(a)	11,050	414
Varonis Systems, Inc.(a)	10,450	748
Viavi Solutions, Inc.(a)	93,500	1,492
Virtusa Corp.(a)	117,366	4,375
WNS Holdings Ltd., ADR(a)	163,571	10,115
Xperi Corp.	40,400	820
Zendesk, Inc.(a)	19,800	1,399
Zix Corp.(a)	462,312	3,056
Zscaler, Inc.(a)(b)	39,051	1,717
		291,675
Materials (3.0%):
Commercial Metals Co.	220,500	4,262
Eldorado Gold Corp.(a)	52,300	440
Ferro Corp.(a)	96,600	1,075
FMC Corp.	27,300	2,498
Louisiana Pacific Corp.	136,500	3,990
Materion Corp.	41,747	2,373
Minerals Technologies, Inc.	42,400	2,097
Neenah Paper, Inc.	36,536	2,357
Olympic Steel, Inc.	26,700	400
Orion Engineered Carbons SA	154,466	2,558
PolyOne Corp.	73,400	2,352
Ryerson Holding Corp.(a)	39,000	339
Schweitzer-Mauduit International, Inc.	49,498	2,004
Sensient Technologies Corp.	31,982	2,001
Stepan Co.	36,880	3,604
Summit Materials, Inc., Class A(a)	122,400	2,806
Trinseo SA	73,138	3,108
Verso Corp., Class A(a)	69,874	1,023
Vulcan Materials Co.	16,300	2,329
Warrior Met Coal, Inc.	54,800	1,068

Security Description	Shares	Value
Worthington Industries, Inc.	68,853	$2,534
Yamana Gold, Inc.	282,400	1,028
		46,246
Real Estate (8.7%):
Alexander & Baldwin, Inc.	118,280	2,781
Alexander’s, Inc.	5,000	1,727
American Assets Trust, Inc.	60,943	2,984
Ashford Hospitality Trust, Inc.	301,900	824
Braemar Hotels & Resorts, Inc.	128,544	1,186
Brandywine Realty Trust	146,690	2,241
CareTrust REIT, Inc.	60,300	1,462
Chatham Lodging Trust	111,640	2,015
CoreCivic, Inc.	382,804	5,842
CorEnergy Infrastructure Trust, Inc.(b)	66,848	3,220
Corporate Office Properties Trust	95,115	2,819
DiamondRock Hospitality Co.	471,084	4,701
Essential Properties Realty Trust, Inc.	60,900	1,563
Firstservice Corp.	27,187	2,374
Global Medical REIT, Inc.	131,388	1,590
Healthcare Realty Trust, Inc.	37,473	1,303
Independence Realty Trust, Inc.	110,800	1,706
Industrial Logistics Properties Trust	236,800	5,030
Innovative Industrial Properties, Inc.(b)	11,636	884
Investors Real Estate Trust	7,654	579
Lexington Realty Trust	717,820	7,809
National Health Investors, Inc.	46,000	3,946
Newmark Group, Inc.	562,797	5,977
NexPoint Residential Trust, Inc.	13,900	678
Office Properties Income Trust	75,300	2,401
Outfront Media, Inc.	69,800	1,836
Physicians Realty Trust	235,979	4,406
Piedmont Office Realty Trust, Inc.	211,981	4,757
PotlatchDeltic Corp.	70,853	3,009
PS Business Parks, Inc.	19,128	3,454
QTS Realty Trust, Inc., Class A	60,304	3,232
Retail Opportunity Investments Corp.	94,900	1,771
Rexford Industrial Realty, Inc.	92,300	4,439
RLJ Lodging Trust	307,025	5,038
RPT Realty	221,307	3,209
Sabra Health Care REIT, Inc.	69,656	1,714
Summit Hotel Properties, Inc.	424,754	5,207
Sun Communities, Inc.	22,100	3,595
Sunstone Hotel Investors, Inc.	358,394	4,842
Tanger Factory Outlet Centers, Inc.(b)	206,301	3,326
The GEO Group, Inc.	152,259	2,317
Universal Health Realty Income Trust	30,500	3,637
Whitestone REIT	59,900	853
Xenia Hotels & Resorts, Inc.	236,600	4,980
		133,264
Utilities (3.6%):
ALLETE, Inc.	103,818	8,935
Aquaventure Holdings Ltd.(a)	25,900	508
Avista Corp.	116,725	5,606
Black Hills Corp.	20,300	1,600
Clearway Energy, Inc.	68,757	1,181
IDACORP, Inc.	66,788	7,188
New Jersey Resources Corp.	29,338	1,279
NorthWestern Corp.	113,342	8,220
ONE Gas, Inc.	8,300	771
Otter Tail Corp.	50,851	2,882

Security Description	Shares	Value
Portland General Electric Co.	194,100	$11,040
Southwest Gas Holdings, Inc.	13,700	1,196
Spire, Inc.	54,025	4,541
TerraForm Power, Inc.	82,600	1,402
		56,349
Total Common Stocks (Cost $1,309,615)		1,518,689

Exchange-Traded Funds (0.9%)
iShares Russell 2000 ETF	13,166	2,047
iShares Russell 2000 Growth ETF(b)	31,811	6,314
Vanguard Small-Cap Value ETF(b)	45,583	5,976
Total Exchange-Traded Funds (Cost $14,150)		14,337

Collateral for Securities Loaned^ (5.1%)
HSBC U.S. Government Money Market Fund, I Shares, 1.74%(d)	37,742,204	37,742
Invesco Government & Agency Portfolio, Institutional Shares, 1.70%(d)	41,449,618	41,450
Total Collateral for Securities Loaned (Cost $79,192)		79,192
Total Investments (Cost $1,402,957) — 103.7%		1,612,218
Liabilities in excess of other assets — (3.7)%		(58,171)
NET ASSETS - 100.00%		$1,554,047

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rounds to less than $1.
(d)	Rate disclosed is the daily yield on October 31, 2019.
(e)	Security was fair valued using significant unobservable inputs as of October 31, 2019.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Limited Company

REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Value Fund	October 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.3%)
Banks (12.6%):
Bank of America Corp.	151,960	$4,752
Bank OZK, Class A	126,900	3,561
Citigroup, Inc.	436,420	31,360
Citizens Financial Group, Inc.	136,015	4,782
Fifth Third BanCorp.	178,069	5,178
First Citizens BancShares, Inc., Class A	8,370	4,117
Huntington Bancshares, Inc.	343,107	4,848
JPMorgan Chase & Co.	170,659	21,318
M&T Bank Corp.	36,176	5,663
PacWest Bancorp	88,500	3,274
Regions Financial Corp.	342,593	5,516
SVB Financial Group(a)	16,600	3,677
The PNC Financial Services Group, Inc.	108,594	15,931
U.S. Bancorp	249,900	14,249
Wells Fargo & Co.	264,961	13,680
Zions Bancorp NA	99,590	4,827
		146,733
Capital Markets (4.2%):
Ameriprise Financial, Inc.	33,214	5,012
CBOE Holdings, Inc.	165,372	19,043
E*TRADE Financial Corp.	299,164	12,502
Franklin Resources, Inc.	59,432	1,637
Invesco Ltd.	188,744	3,175
LPL Financial Holdings, Inc.	37,400	3,023
T. Rowe Price Group, Inc.	37,726	4,369
		48,761
Communication Services (8.7%):
Alphabet, Inc., Class A(a)	19,839	24,973
AMC Networks, Inc., Class A(a)	51,024	2,222
AT&T, Inc.	382,919	14,739
CenturyLink, Inc.	351,942	4,554
Comcast Corp., Class A	184,138	8,253
Discovery Communications, Inc., Class A(a)(b)	77,965	2,102
DISH Network Corp., Class A(a)	64,102	2,204
Facebook, Inc., Class A(a)	147,600	28,288
Omnicom Group, Inc.	29,207	2,254
Take-Two Interactive Software, Inc.(a)	26,401	3,177
The Walt Disney Co.	45,833	5,955
TripAdvisor, Inc.(a)	56,930	2,300
		101,021
Consumer Discretionary (6.2%):
Aramark	169,691	7,426
Best Buy Co., Inc.	30,300	2,176
Booking Holdings, Inc.(a)	1,300	2,663
Carnival Corp.	45,600	1,956
Dick’s Sporting Goods, Inc.	79,000	3,075
Expedia, Inc.	101,900	13,926
Foot Locker, Inc.	46,494	2,023
Ford Motor Co.	343,400	2,950
Harley-Davidson, Inc.	87,700	3,412
Las Vegas Sands Corp.	84,933	5,252
LKQ Corp.(a)	364,524	12,390
Lowe’s Cos., Inc.	28,500	3,181
PulteGroup, Inc.	101,100	3,967
The Home Depot, Inc.	20,670	4,850
Toll Brothers, Inc.	70,200	2,792
		72,039

Security Description	Shares	Value
Consumer Finance (2.1%):
American Express Co.	16,400	$1,923
Capital One Financial Corp.	71,430	6,661
Discover Financial Services	57,092	4,582
Onemain Holdings, Inc.	55,400	2,216
Synchrony Financial	248,408	8,787
		24,169
Consumer Staples (6.0%):
Campbell Soup Co.	61,200	2,834
Colgate-Palmolive Co.	33,700	2,312
Keurig Dr Pepper, Inc.(b)	184,792	5,204
Mondelez International, Inc., Class A	359,300	18,846
Nu Skin Enterprises, Inc., Class A	65,300	2,911
Pilgrim’s Pride Corp.(a)	113,357	3,442
Spectrum Brands Holdings, Inc.	62,300	3,128
Sprouts Farmers Markets, Inc.(a)	61,285	1,190
Sysco Corp.	28,309	2,261
The Coca-Cola Co.	42,200	2,297
The J.M. Smucker Co.	24,900	2,631
The Procter & Gamble Co.	35,779	4,455
Tyson Foods, Inc., Class A	95,186	7,880
Walgreens Boots Alliance, Inc.	109,182	5,981
Walmart, Inc.	56,087	6,576
		71,948
Diversified Financial Services (0.2%):
Berkshire Hathaway, Inc., Class B(a)	8,300	1,764

Energy (8.6%):
Chevron Corp.	173,400	20,140
Cimarex Energy Co.	37,200	1,571
ConocoPhillips	54,248	2,994
Continental Resources, Inc.(a)	69,500	2,048
Diamondback Energy, Inc.	131,568	11,283
Enterprise Products Partners LP	511,324	13,310
Exxon Mobil Corp.	237,846	16,071
HollyFrontier Corp.	66,900	3,675
Marathon Petroleum Corp.	52,379	3,350
Noble Energy, Inc.	451,400	8,694
Occidental Petroleum Corp.	63,970	2,591
PBF Energy, Inc., Class A	89,600	2,892
Phillips 66	45,713	5,340
Valero Energy Corp.	51,600	5,004
		98,963
Health Care (11.9%):
Abbott Laboratories	26,011	2,175
AbbVie, Inc.	49,797	3,961
AmerisourceBergen Corp.	48,900	4,175
Amgen, Inc.	24,161	5,153
Biogen, Inc.(a)	10,518	3,142
Cardinal Health, Inc.	93,572	4,627
Cerner Corp.	37,800	2,537
CVS Health Corp.	118,700	7,880
Eli Lilly & Co.	21,276	2,424
Gilead Sciences, Inc.	62,742	3,997
Humana, Inc.	49,234	14,485
Johnson & Johnson	141,154	18,638
Laboratory Corp. of America Holdings(a)	16,600	2,735
McKesson Corp.	38,860	5,168
Medtronic PLC	14,674	1,598

Security Description	Shares	Value
Merck & Co., Inc.	70,866	$6,141
Pfizer, Inc.	565,275	21,690
Quest Diagnostics, Inc.	43,700	4,425
UnitedHealth Group, Inc.	30,800	7,783
Universal Health Services, Inc., Class B	20,200	2,777
Zimmer Biomet Holdings, Inc.	103,464	14,302
		139,813
Industrials (8.5%):
3M Co.	50,416	8,318
Air Canada(a)	260,968	9,206
Alaska Air Group, Inc.	21,729	1,509
C.H. Robinson Worldwide, Inc.	17,356	1,313
Caterpillar, Inc.	17,900	2,467
Cummins, Inc.	52,041	8,976
Delta Air Lines, Inc.	51,681	2,847
Eaton Corp. PLC, ADR	171,411	14,932
Fortune Brands Home & Security, Inc.	46,000	2,762
Honeywell International, Inc.	27,494	4,749
ManpowerGroup, Inc.	29,100	2,646
Masco Corp.	159,357	7,371
Parker-Hannifin Corp.	56,100	10,293
Raytheon Co.	34,700	7,363
Southwest Airlines Co.	77,843	4,368
Union Pacific Corp.	37,949	6,279
United Airlines Holdings, Inc.(a)	26,011	2,363
United Technologies Corp.	17,800	2,556
		100,318
Information Technology (5.6%):
Apple, Inc.	18,700	4,652
Applied Materials, Inc.	44,832	2,433
Cisco Systems, Inc.	34,717	1,649
FleetCor Technologies, Inc.(a)	39,880	11,733
HP, Inc.	166,490	2,892
International Business Machines Corp.	22,339	2,987
Lam Research Corp.	12,987	3,519
Mastercard, Inc., Class A	8,055	2,230
Microsoft Corp.	19,982	2,865
NCR Corp.(a)	49,055	1,433
NXP Semiconductor NV	23,512	2,673
Oracle Corp.	115,997	6,320
QUALCOMM, Inc.	34,880	2,806
Texas Instruments, Inc.	20,237	2,388
Visa, Inc., Class A	83,271	14,894
		65,474
Insurance (7.2%):
Aflac, Inc.	422,018	22,435
Brown & Brown, Inc.	511,234	19,263
Everest Re Group Ltd.	20,463	5,261
Lincoln National Corp.	39,114	2,209
MetLife, Inc.	117,203	5,484
Principal Financial Group, Inc.	67,203	3,587
RenaissanceRe Holdings Ltd., ADR	63,898	11,960
The Progressive Corp.	221,193	15,417
		85,616
Materials (3.6%):
Dow, Inc.	83,900	4,236
Ferroglobe PLC(a)(c)(d)	545,600	—	(e)
Freeport-McMoRan, Inc.	1,004,741	9,867
Huntsman Corp.	195,300	4,322

Security Description	Shares	Value
LyondellBasell Industries NV, Class A	91,329	$8,192
Sealed Air Corp.	313,829	13,108
WestRock Co.	79,200	2,960
		42,685
Real Estate (5.3%):
AvalonBay Communities, Inc.	6,890	1,500
CBRE Group, Inc., Class A(a)	41,559	2,226
Crown Castle International Corp.	12,441	1,727
Digital Realty Trust, Inc.	11,455	1,455
Equity Commonwealth	404,531	13,017
Equity Residential	17,057	1,512
Essex Property Trust, Inc.	4,511	1,476
Host Hotels & Resorts, Inc.	130,290	2,135
Invitation Homes, Inc.	575,673	17,724
Jones Lang LaSalle, Inc.	14,376	2,106
Parks Hotels & Resorts, Inc.	79,291	1,844
Prologis, Inc.	38,990	3,422
Public Storage	8,520	1,899
Realty Income Corp.	19,178	1,569
Simon Property Group, Inc.	12,628	1,903
The Macerich Co.(b)	60,761	1,671
Ventas, Inc.	19,937	1,298
Welltower, Inc.	16,192	1,468
Weyerhaeuser Co.	52,855	1,544
		61,496
Utilities (6.6%):
AES Corp.	106,700	1,819
Dominion Resources, Inc.	64,285	5,307
Duke Energy Corp.	100,262	9,451
Exelon Corp.	410,516	18,674
FirstEnergy Corp.	304,060	14,692
NextEra Energy, Inc.	13,500	3,218
PPL Corp.	178,645	5,983
Vistra Energy Corp.	671,386	18,148
		77,292
Total Common Stocks (Cost $1,074,220)		1,138,092

Collateral for Securities Loaned^ (0.4%)
HSBC U.S. Government Money Market Fund, I Shares, 1.74%(f)	4,353,794	4,354
Total Collateral for Securities Loaned (Cost $4,354)		4,354
Total Investments (Cost $1,078,574) — 97.7%		1,142,446
Other assets in excess of liabilities — 2.3%		27,064
NET ASSETS - 100.00%		$1,169,510

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security was fair valued using significant unobservable inputs as of October 31, 2019.
(d)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(e)	Rounds to less than $1.
(f)	Rate disclosed is the daily yield on October 31, 2019.

ADR—American Depositary Receipt

LP—Limited Partnership

PLC—Public Limited Company